UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-58431

Name of Registrant: Vanguard Valley Forge Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1: Schedule of Investments

Vanguard Balanced Index Fund

Schedule of Investments
As of September 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (59.7%)[1]
Basic Materials (1.8%)
EI du Pont de Nemours & Co.	594,031	34,786
Dow Chemical Co.	778,486	29,894
Praxair Inc.	189,695	22,803
Freeport-McMoRan Copper & Gold Inc.	667,595	22,084
LyondellBasell Industries NV Class A	291,890	21,375
Ecolab Inc.	174,460	17,230
PPG Industries Inc.	87,310	14,586
Air Products & Chemicals Inc.	134,867	14,373
International Paper Co.	286,907	12,853
Nucor Corp.	204,690	10,034
Newmont Mining Corp.	316,982	8,907
Mosaic Co.	181,607	7,813
CF Industries Holdings Inc.	36,829	7,765
Eastman Chemical Co.	99,118	7,721
Sigma-Aldrich Corp.	77,355	6,598
FMC Corp.	87,731	6,292
Alcoa Inc.	688,014	5,587
Celanese Corp. Class A	102,632	5,418
CONSOL Energy Inc.	147,259	4,955
Ashland Inc.	49,720	4,598
Airgas Inc.	42,528	4,510
International Flavors & Fragrances Inc.	52,612	4,330
* WR Grace & Co.	46,839	4,094
Reliance Steel & Aluminum Co.	46,933	3,439
Albemarle Corp.	52,366	3,296
Rockwood Holdings Inc.	48,008	3,212
RPM International Inc.	85,012	3,077
Peabody Energy Corp.	173,244	2,988
Avery Dennison Corp.	63,109	2,747
Huntsman Corp.	123,411	2,544
Steel Dynamics Inc.	134,972	2,255
Allegheny Technologies Inc.	69,417	2,119
Cliffs Natural Resources Inc.	98,296	2,015
NewMarket Corp.	6,841	1,970
Royal Gold Inc.	39,504	1,922
^ United States Steel Corp.	93,243	1,920
Cytec Industries Inc.	23,439	1,907
Carpenter Technology Corp.	32,475	1,887
PolyOne Corp.	59,280	1,821
Axiall Corp.	44,898	1,697
Domtar Corp.	20,637	1,639
Compass Minerals International Inc.	21,299	1,624
Cabot Corp.	37,048	1,582
Sensient Technologies Corp.	32,482	1,556
HB Fuller Co.	32,733	1,479
* Chemtura Corp.	62,895	1,446
Westlake Chemical Corp.	13,013	1,362
Commercial Metals Co.	74,779	1,268
Olin Corp.	51,509	1,188

	Worthington Industries Inc.	34,342	1,182
*	Polypore International Inc.	28,816	1,181
	Minerals Technologies Inc.	22,592	1,115
	KapStone Paper and Packaging Corp.	25,837	1,106
	Balchem Corp.	19,371	1,002
	Tronox Ltd. Class A	40,077	981
*	Alpha Natural Resources Inc.	145,044	864
	PH Glatfelter Co.	31,063	841
	Kaiser Aluminum Corp.	11,663	831
	Boise Inc.	65,617	827
*	Stillwater Mining Co.	73,513	809
*	SunCoke Energy Inc.	46,854	797
*	Coeur Mining Inc.	66,042	796
	Innophos Holdings Inc.	14,710	776
*	OM Group Inc.	21,710	733
*	Calgon Carbon Corp.	37,780	717
*	Resolute Forest Products Inc.	50,754	671
	Innospec Inc.	14,207	663
*	Clearwater Paper Corp.	13,582	649
	A Schulman Inc.	20,666	609
	Globe Specialty Metals Inc.	39,325	606
	Hecla Mining Co.	192,215	604
*	Cloud Peak Energy Inc.	40,275	591
	Walter Energy Inc.	41,689	585
	Arch Coal Inc.	140,551	578
	Stepan Co.	9,946	574
	Koppers Holdings Inc.	13,005	555
*	RTI International Metals Inc.	17,009	545
	Intrepid Potash Inc.	34,231	537
	Neenah Paper Inc.	13,441	528
*,^ Molycorp Inc.		76,593	502
	AMCOL International Corp.	15,057	492
	Quaker Chemical Corp.	6,539	478
*	Ferro Corp.	50,372	459
^	US Silica Holdings Inc.	17,700	441
*	Horsehead Holding Corp.	35,137	438
	Deltic Timber Corp.	6,307	411
*	Kraton Performance Polymers Inc.	20,721	406
*	Century Aluminum Co.	47,854	385
*	OMNOVA Solutions Inc.	42,153	360
	Wausau Paper Corp.	27,396	356
	Rentech Inc.	175,857	348
*	Zoltek Cos. Inc.	20,755	346
	Tredegar Corp.	13,065	340
	American Vanguard Corp.	12,311	331
*	LSB Industries Inc.	9,798	329
	Haynes International Inc.	7,134	323
	Zep Inc.	15,483	252
*	Uni-Pixel Inc.	14,100	250
	Hawkins Inc.	6,172	233
	Aceto Corp.	14,366	224
	Olympic Steel Inc.	7,619	212
*	Cambrex Corp.	15,774	208
*	AK Steel Holding Corp.	52,700	198
	Gold Resource Corp.	28,593	190
*	Penford Corp.	12,688	182
	Kronos Worldwide Inc.	11,643	180

*	Paramount Gold and Silver Corp.	115,128	149
*	Allied Nevada Gold Corp.	33,000	138
	FutureFuel Corp.	7,200	129
*,^ Uranerz Energy Corp.		128,301	122
*	General Moly Inc.	65,666	108
	Ampco-Pittsburgh Corp.	5,663	101
	Chase Corp.	3,079	90
*	American Pacific Corp.	1,518	83
*	Universal Stainless & Alloy Products Inc.	2,437	79
*	Senomyx Inc.	21,767	77
*	US Antimony Corp.	41,258	57
*	Handy & Harman Ltd.	2,000	48
	Noranda Aluminum Holding Corp.	17,348	43
*	Metabolix Inc.	32,733	41
*	Comstock Mining Inc.	16,600	30
*	Westmoreland Coal Co.	2,188	29
	KMG Chemicals Inc.	1,299	29
	TMS International Corp. Class A	1,600	28
*	Codexis Inc.	12,540	22
*	Midway Gold Corp.	16,572	16
*	Verso Paper Corp.	13,766	10
*	Uranium Resources Inc.	3,705	9
*	Solitario Exploration & Royalty Corp.	9,495	8
			365,739
Consumer Goods (6.1%)
	Procter & Gamble Co.	1,761,500	133,152
	Coca-Cola Co.	2,566,554	97,221
	Philip Morris International Inc.	989,052	85,642
	PepsiCo Inc.	992,053	78,868
	Altria Group Inc.	1,289,364	44,290
	Ford Motor Co.	2,488,697	41,984
	Mondelez International Inc. Class A	1,145,415	35,989
	Monsanto Co.	342,965	35,795
	Colgate-Palmolive Co.	596,764	35,388
	NIKE Inc. Class B	458,286	33,290
	Kimberly-Clark Corp.	246,431	23,219
	Kraft Foods Group Inc.	383,102	20,090
	General Mills Inc.	412,446	19,764
*	General Motors Co.	534,177	19,214
	Johnson Controls Inc.	440,093	18,264
	Archer-Daniels-Midland Co.	424,072	15,623
	Delphi Automotive plc	199,513	11,656
	VF Corp.	56,533	11,253
	Kellogg Co.	186,485	10,952
	Lorillard Inc.	240,563	10,772
	Estee Lauder Cos. Inc. Class A	153,337	10,718
	Reynolds American Inc.	210,173	10,252
	Coach Inc.	181,343	9,889
*	Tesla Motors Inc.	50,795	9,825
	Mead Johnson Nutrition Co.	130,187	9,668
	Stanley Black & Decker Inc.	102,928	9,322
	Mattel Inc.	221,225	9,260
	Harley-Davidson Inc.	143,356	9,209
	Hershey Co.	93,951	8,690
	ConAgra Foods Inc.	271,534	8,238
	Genuine Parts Co.	94,672	7,658
	BorgWarner Inc.	73,642	7,467

Whirlpool Corp.	50,949	7,461
Clorox Co.	83,854	6,853
Bunge Ltd.	89,956	6,829
JM Smucker Co.	64,198	6,743
Beam Inc.	104,161	6,734
Coca-Cola Enterprises Inc.	163,364	6,569
Ralph Lauren Corp. Class A	39,023	6,428
PVH Corp.	52,137	6,188
Dr Pepper Snapple Group Inc.	130,780	5,862
* LKQ Corp.	183,444	5,845
* Green Mountain Coffee Roasters Inc.	77,540	5,841
* Constellation Brands Inc. Class A	100,775	5,784
Avon Products Inc.	278,928	5,746
Polaris Industries Inc.	42,114	5,440
* TRW Automotive Holdings Corp.	75,173	5,361
Church & Dwight Co. Inc.	89,128	5,352
* Mohawk Industries Inc.	39,652	5,165
Tyson Foods Inc. Class A	181,496	5,133
Newell Rubbermaid Inc.	185,031	5,088
* Monster Beverage Corp.	96,915	5,064
Campbell Soup Co.	120,885	4,921
* Lululemon Athletica Inc.	66,544	4,864
Activision Blizzard Inc.	288,079	4,802
* Electronic Arts Inc.	187,417	4,788
McCormick & Co. Inc.	73,139	4,732
Molson Coors Brewing Co. Class B	91,933	4,609
Brown-Forman Corp. Class B	66,590	4,537
* Under Armour Inc. Class A	51,989	4,131
Hanesbrands Inc.	63,689	3,968
* Jarden Corp.	77,569	3,754
Snap-on Inc.	37,360	3,717
Lear Corp.	51,920	3,716
PulteGroup Inc.	224,824	3,710
DR Horton Inc.	186,873	3,631
Energizer Holdings Inc.	39,829	3,630
Hormel Foods Corp.	85,133	3,586
* Goodyear Tire & Rubber Co.	157,673	3,540
Hasbro Inc.	75,082	3,539
Herbalife Ltd.	49,683	3,466
* WABCO Holdings Inc.	40,273	3,393
* Fossil Group Inc.	29,089	3,381
Ingredion Inc.	49,905	3,302
Nu Skin Enterprises Inc. Class A	33,850	3,241
* Toll Brothers Inc.	97,628	3,166
Harman International Industries Inc.	43,573	2,886
Leggett & Platt Inc.	91,605	2,762
Lennar Corp. Class A	77,838	2,755
Carter's Inc.	36,010	2,733
Tupperware Brands Corp.	29,980	2,589
* Middleby Corp.	12,266	2,562
* NVR Inc.	2,694	2,476
Flowers Foods Inc.	113,260	2,428
Hillshire Brands Co.	78,920	2,426
* Visteon Corp.	32,065	2,425
Brunswick Corp.	58,126	2,320
Gentex Corp.	87,788	2,246
* Hain Celestial Group Inc.	29,121	2,246

* WhiteWave Foods Co. Class A	111,347	2,224
Dana Holding Corp.	94,564	2,160
* Fifth & Pacific Cos. Inc.	78,940	1,984
* Tenneco Inc.	39,156	1,977
Wolverine World Wide Inc.	30,758	1,791
* Tempur Sealy International Inc.	38,925	1,711
Thor Industries Inc.	28,955	1,681
Scotts Miracle-Gro Co. Class A	29,833	1,642
Pool Corp.	28,589	1,605
* Darling International Inc.	75,586	1,599
* TreeHouse Foods Inc.	22,325	1,492
* Steven Madden Ltd.	26,625	1,433
* Zynga Inc. Class A	379,469	1,396
* Boston Beer Co. Inc. Class A	5,684	1,388
* Deckers Outdoor Corp.	20,941	1,380
Cooper Tire & Rubber Co.	39,887	1,229
Ryland Group Inc.	29,617	1,201
B&G Foods Inc.	34,377	1,188
Schweitzer-Mauduit International Inc.	19,283	1,167
* Iconix Brand Group Inc.	33,168	1,102
Dean Foods Co.	56,827	1,097
HNI Corp.	29,285	1,060
Herman Miller Inc.	36,285	1,059
Lancaster Colony Corp.	13,353	1,045
Dorman Products Inc.	19,931	988
KB Home	53,535	965
Snyders-Lance Inc.	33,432	965
* TiVo Inc.	74,518	927
Steelcase Inc. Class A	55,642	925
* Meritage Homes Corp.	20,945	900
Spectrum Brands Holdings Inc.	13,434	884
* Select Comfort Corp.	35,844	873
Sanderson Farms Inc.	13,363	872
* Take-Two Interactive Software Inc.	47,329	859
* American Axle & Manufacturing Holdings Inc.	42,973	847
* Skechers U.S.A. Inc. Class A	27,037	841
* Post Holdings Inc.	20,276	819
Andersons Inc.	11,689	817
La-Z-Boy Inc.	35,861	814
Jones Group Inc.	53,913	809
J&J Snack Foods Corp.	10,008	808
Fresh Del Monte Produce Inc.	27,156	806
Lennar Corp. Class B	27,030	774
Interface Inc. Class A	38,594	766
MDC Holdings Inc.	25,507	765
Universal Corp.	15,025	765
* Crocs Inc.	54,593	743
* Helen of Troy Ltd.	16,653	736
* iRobot Corp.	18,622	701
* Quiksilver Inc.	93,671	659
* Standard Pacific Corp.	82,421	652
Seaboard Corp.	237	651
* Elizabeth Arden Inc.	17,510	646
* G-III Apparel Group Ltd.	11,791	644
Briggs & Stratton Corp.	30,814	620
* Boulder Brands Inc.	37,697	605
Vector Group Ltd.	35,060	564

Ethan Allen Interiors Inc.	19,828	553
Drew Industries Inc.	12,122	552
Knoll Inc.	32,546	551
WD-40 Co.	8,317	540
Oxford Industries Inc.	7,925	539
Movado Group Inc.	11,879	520
* Tumi Holdings Inc.	25,600	516
* Coty Inc. Class A	31,465	510
Standard Motor Products Inc.	15,853	510
* Pilgrim's Pride Corp.	29,835	501
* Hovnanian Enterprises Inc. Class A	95,185	498
* ACCO Brands Corp.	74,263	493
Arctic Cat Inc.	8,517	486
Pinnacle Foods Inc.	18,124	480
Cal-Maine Foods Inc.	9,672	465
* Federal-Mogul Corp.	26,715	449
* USANA Health Sciences Inc.	5,049	438
Columbia Sportswear Co.	7,176	432
* Winnebago Industries Inc.	16,278	423
* Modine Manufacturing Co.	27,843	407
Titan International Inc.	27,348	400
* Universal Electronics Inc.	10,955	395
Tootsie Roll Industries Inc.	12,772	394
* Chiquita Brands International Inc.	30,776	390
* Blount International Inc.	31,829	385
* Diamond Foods Inc.	16,078	379
* Taylor Morrison Home Corp. Class A	16,619	376
Superior Industries International Inc.	20,696	369
* Gentherm Inc.	18,646	356
* Dole Food Co. Inc.	25,749	351
* Revlon Inc. Class A	12,580	349
* Annie's Inc.	6,700	329
* M/I Homes Inc.	15,193	313
* Maidenform Brands Inc.	13,116	308
* Medifast Inc.	11,181	301
* LeapFrog Enterprises Inc.	31,292	295
Nutrisystem Inc.	20,447	294
Callaway Golf Co.	39,574	282
* Libbey Inc.	11,586	276
* Unifi Inc.	11,691	273
Inter Parfums Inc.	8,244	247
Nutraceutical International Corp.	10,199	242
* DTS Inc.	11,395	239
* RealD Inc.	33,888	237
* Cavco Industries Inc.	3,962	226
Weyco Group Inc.	7,270	206
* Vera Bradley Inc.	9,876	203
* Central Garden and Pet Co. Class A	29,263	200
Calavo Growers Inc.	6,112	185
Female Health Co.	18,607	184
* Alliance One International Inc.	60,677	177
* Stoneridge Inc.	16,264	176
* Fuel Systems Solutions Inc.	8,871	174
Beazer Homes USA Inc.	9,515	171
National Presto Industries Inc.	2,362	166
National Beverage Corp.	9,274	166
Perry Ellis International Inc.	8,020	151

	Alico Inc.	3,661	151
*,^ Glu Mobile Inc.		53,728	150
	Coca-Cola Bottling Co. Consolidated	2,239	140
	Bassett Furniture Industries Inc.	8,483	137
	John B Sanfilippo & Son Inc.	5,657	131
*,^ Star Scientific Inc.		65,416	125
*	Tower International Inc.	6,235	125
	Oil-Dri Corp. of America	3,637	123
*	Johnson Outdoors Inc. Class A	4,525	121
*	Omega Protein Corp.	11,680	119
	Lifeway Foods Inc.	8,078	109
	Cherokee Inc.	8,203	107
*	Central Garden and Pet Co.	15,138	107
	Limoneira Co.	3,951	101
	Hooker Furniture Corp.	6,619	99
*	Nautilus Inc.	13,242	96
	Lifetime Brands Inc.	6,025	92
	Griffin Land & Nurseries Inc.	2,716	87
*	American Apparel Inc.	64,372	84
	Culp Inc.	4,439	83
*	Costa Inc.	3,822	73
	MGP Ingredients Inc.	13,280	70
	Marine Products Corp.	7,638	69
	Shiloh Industries Inc.	5,144	67
	Strattec Security Corp.	1,725	66
	Remy International Inc.	3,189	65
	JAKKS Pacific Inc.	14,262	64
*	Zagg Inc.	14,113	64
	Flexsteel Industries Inc.	2,531	63
*	TRI Pointe Homes Inc.	4,200	62
*	Seneca Foods Corp. Class A	1,893	57
	Orchids Paper Products Co.	1,953	54
*	Black Diamond Inc.	4,414	54
	Rocky Brands Inc.	3,080	54
	Nature's Sunshine Products Inc.	2,788	53
*	Farmer Bros Co.	3,475	52
*	Jamba Inc.	3,576	48
*	Lifevantage Corp.	17,000	40
*	Stanley Furniture Co. Inc.	10,764	40
*	Delta Apparel Inc.	2,400	40
	Escalade Inc.	4,289	37
*	LoJack Corp.	11,044	35
*	Motorcar Parts of America Inc.	2,786	35
	LS Starrett Co. Class A	2,650	29
*	Craft Brew Alliance Inc.	2,154	29
	Koss Corp.	4,241	22
*	Skullcandy Inc.	3,500	22
*	Skyline Corp.	4,088	20
*	Emerson Radio Corp.	10,262	19
*	Primo Water Corp.	6,736	16
*	Mannatech Inc.	665	16
*	Kid Brands Inc.	10,612	16
*	Virco Manufacturing Corp.	6,521	14
*	Inventure Foods Inc.	1,121	12
*	Dixie Group Inc.	1,011	11
*	William Lyon Homes Class A	464	9
*	Joe's Jeans Inc.	6,064	6

* US Auto Parts Network Inc.	3,160	4
* Quantum Fuel Systems Technologies Worldwide Inc.	958	3
* Cubist Pharmaceuticals, Inc. CVR	14,500	2
* Crystal Rock Holdings Inc.	800	1
		1,224,535
Consumer Services (8.0%)
Wal-Mart Stores Inc.	1,047,066	77,441
* Amazon.com Inc.	235,138	73,514
Home Depot Inc.	921,440	69,891
Walt Disney Co.	1,034,275	66,700
Comcast Corp. Class A	1,457,520	65,807
McDonald's Corp.	643,040	61,867
CVS Caremark Corp.	790,130	44,840
* eBay Inc.	749,459	41,812
Twenty-First Century Fox Inc.	1,222,600	40,957
Time Warner Inc.	562,226	37,000
Starbucks Corp.	459,203	35,345
* priceline.com Inc.	33,084	33,446
Costco Wholesale Corp.	280,859	32,333
Lowe's Cos. Inc.	676,547	32,210
Walgreen Co.	547,119	29,435
Target Corp.	405,973	25,974
TJX Cos. Inc.	437,159	24,651
Viacom Inc. Class B	280,491	23,443
Time Warner Cable Inc.	183,826	20,515
Yum! Brands Inc.	287,039	20,492
* DIRECTV	335,475	20,045
CBS Corp. Class B	359,593	19,835
McKesson Corp.	147,103	18,873
Las Vegas Sands Corp.	238,559	15,845
Whole Foods Market Inc.	239,611	14,017
Delta Air Lines Inc.	551,852	13,018
Kroger Co.	316,720	12,776
Sysco Corp.	381,815	12,153
* Dollar General Corp.	208,115	11,750
Cardinal Health Inc.	218,600	11,400
* Netflix Inc.	36,051	11,147
Omnicom Group Inc.	167,835	10,647
Macy's Inc.	242,045	10,473
* Bed Bath & Beyond Inc.	132,969	10,286
Carnival Corp.	304,439	9,937
Comcast Corp.	224,932	9,755
Ross Stores Inc.	133,795	9,740
L Brands Inc.	158,478	9,683
* AutoZone Inc.	21,745	9,192
AmerisourceBergen Corp. Class A	148,517	9,074
* Chipotle Mexican Grill Inc. Class A	19,905	8,533
* O'Reilly Automotive Inc.	66,375	8,469
* Liberty Media Corp. Class A	56,953	8,381
Starwood Hotels & Resorts Worldwide Inc.	125,423	8,334
Wynn Resorts Ltd.	52,044	8,223
* Discovery Communications Inc. Class A	94,716	7,996
* Dollar Tree Inc.	136,038	7,776
* Liberty Interactive Corp. Class A	316,214	7,422
Gap Inc.	180,413	7,267
* United Continental Holdings Inc.	228,955	7,031
* CarMax Inc.	143,648	6,963

Sirius XM Radio Inc.	1,797,421	6,956
Southwest Airlines Co.	454,257	6,614
Best Buy Co. Inc.	174,928	6,560
Kohl's Corp.	125,781	6,509
Staples Inc.	425,274	6,230
Tractor Supply Co.	89,734	6,027
DISH Network Corp. Class A	133,390	6,004
* Hertz Global Holdings Inc.	258,257	5,723
* Charter Communications Inc. Class A	42,274	5,697
* TripAdvisor Inc.	71,109	5,393
Tiffany & Co.	69,929	5,358
Marriott International Inc. Class A	126,799	5,333
Nielsen Holdings NV	145,621	5,308
Nordstrom Inc.	94,060	5,286
Wyndham Worldwide Corp.	85,569	5,217
PetSmart Inc.	66,850	5,098
Safeway Inc.	155,239	4,966
* News Corp. Class A	306,550	4,923
* MGM Resorts International	235,294	4,809
H&R Block Inc.	176,145	4,696
Interpublic Group of Cos. Inc.	271,518	4,665
* Ulta Salon Cosmetics & Fragrance Inc.	38,890	4,646
Family Dollar Stores Inc.	62,674	4,514
* Discovery Communications Inc.	54,536	4,260
* IHS Inc. Class A	35,934	4,103
Gannett Co. Inc.	147,386	3,948
Scripps Networks Interactive Inc. Class A	50,231	3,924
Darden Restaurants Inc.	83,820	3,880
Advance Auto Parts Inc.	46,681	3,860
Signet Jewelers Ltd.	51,874	3,717
Omnicare Inc.	66,515	3,692
GameStop Corp. Class A	71,856	3,568
Expedia Inc.	67,317	3,486
Dick's Sporting Goods Inc.	64,694	3,453
Foot Locker Inc.	96,955	3,291
Royal Caribbean Cruises Ltd.	84,426	3,232
International Game Technology	167,719	3,175
Dunkin' Brands Group Inc.	68,191	3,086
GNC Holdings Inc. Class A	55,217	3,017
Williams-Sonoma Inc.	53,121	2,985
FactSet Research Systems Inc.	26,480	2,889
* Groupon Inc.	255,982	2,870
* Panera Bread Co. Class A	18,018	2,856
* Sally Beauty Holdings Inc.	108,561	2,840
Alaska Air Group Inc.	45,199	2,830
* Rite Aid Corp.	585,150	2,785
* Urban Outfitters Inc.	70,720	2,600
Dun & Bradstreet Corp.	24,918	2,588
* AMC Networks Inc. Class A	37,014	2,535
Domino's Pizza Inc.	36,054	2,450
* Pandora Media Inc.	97,287	2,445
Service Corp. International	129,304	2,408
* Lamar Advertising Co. Class A	50,957	2,397
* Copart Inc.	72,655	2,310
* Madison Square Garden Co. Class A	38,591	2,241
* AutoNation Inc.	42,891	2,238
* US Airways Group Inc.	117,387	2,226

	Cablevision Systems Corp. Class A	130,077	2,191
	Sotheby's	44,028	2,163
	Cinemark Holdings Inc.	66,727	2,118
*	Penn National Gaming Inc.	38,093	2,109
*	United Natural Foods Inc.	30,223	2,032
*	Avis Budget Group Inc.	68,998	1,989
	DSW Inc. Class A	22,348	1,907
	KAR Auction Services Inc.	66,439	1,874
*	Cabela's Inc.	29,455	1,857
	Casey's General Stores Inc.	24,784	1,822
*	Lumber Liquidators Holdings Inc.	16,780	1,790
	Abercrombie & Fitch Co.	50,180	1,775
*	Starz	61,940	1,742
	Brinker International Inc.	42,556	1,725
	Washington Post Co. Class B	2,816	1,722
*	Bally Technologies Inc.	23,774	1,713
	Chico's FAS Inc.	98,594	1,643
*	Live Nation Entertainment Inc.	88,362	1,639
*	JC Penney Co. Inc.	185,700	1,638
*,^ Sears Holdings Corp.		27,377	1,633
*	Ascena Retail Group Inc.	81,730	1,629
	Vail Resorts Inc.	23,309	1,617
*	Yelp Inc.	24,200	1,602
*	Spirit Airlines Inc.	46,436	1,591
	Sinclair Broadcast Group Inc. Class A	47,030	1,576
	Cracker Barrel Old Country Store Inc.	15,228	1,572
	Harris Teeter Supermarkets Inc.	31,854	1,567
*	Lions Gate Entertainment Corp.	44,118	1,546
	Wendy's Co.	178,828	1,516
	American Eagle Outfitters Inc.	105,558	1,477
	Cheesecake Factory Inc.	32,936	1,448
*	VCA Antech Inc.	51,578	1,416
	Dillard's Inc. Class A	17,446	1,366
	John Wiley & Sons Inc. Class A	28,501	1,359
*	Acxiom Corp.	47,593	1,351
*	Buffalo Wild Wings Inc.	12,140	1,350
	Six Flags Entertainment Corp.	39,770	1,344
*	Big Lots Inc.	35,702	1,324
	Burger King Worldwide Inc.	67,292	1,314
*	Life Time Fitness Inc.	25,244	1,299
*	Shutterfly Inc.	23,078	1,290
*	Apollo Group Inc. Class A	61,024	1,270
	Rent-A-Center Inc.	32,616	1,243
	Aaron's Inc.	44,141	1,223
*	Hyatt Hotels Corp. Class A	28,344	1,218
*	Five Below Inc.	27,800	1,216
*	Express Inc.	51,259	1,209
	Pier 1 Imports Inc.	61,790	1,206
*	DreamWorks Animation SKG Inc. Class A	41,985	1,195
*	Grand Canyon Education Inc.	29,604	1,192
*	Fresh Market Inc.	25,074	1,186
	CST Brands Inc.	38,951	1,161
*	Beacon Roofing Supply Inc.	31,372	1,157
*	Murphy USA Inc.	28,511	1,152
	Guess? Inc.	38,279	1,143
	Rollins Inc.	42,279	1,121
	HSN Inc.	20,856	1,118

Penske Automotive Group Inc.	26,141	1,117
* Jack in the Box Inc.	27,820	1,113
PriceSmart Inc.	11,674	1,112
Group 1 Automotive Inc.	14,223	1,105
Texas Roadhouse Inc. Class A	40,963	1,077
Meredith Corp.	22,424	1,068
Hillenbrand Inc.	38,990	1,067
* Asbury Automotive Group Inc.	19,989	1,063
Morningstar Inc.	13,341	1,057
Men's Wearhouse Inc.	30,981	1,055
Allegiant Travel Co. Class A	9,959	1,049
Lithia Motors Inc. Class A	14,309	1,044
Twenty-First Century Fox Inc.	31,123	1,040
* Restoration Hardware Holdings Inc.	16,300	1,033
Dolby Laboratories Inc. Class A	29,825	1,029
* New York Times Co. Class A	81,802	1,028
* SUPERVALU Inc.	124,676	1,026
* JetBlue Airways Corp.	153,769	1,024
* Norwegian Cruise Line Holdings Ltd.	33,166	1,023
Buckle Inc.	18,909	1,022
* ANN Inc.	27,978	1,013
* Saks Inc.	63,398	1,011
DeVry Inc.	32,747	1,001
* HomeAway Inc.	35,694	999
Regal Entertainment Group Class A	51,804	983
* Genesco Inc.	14,599	957
Bob Evans Farms Inc.	16,673	955
* ValueClick Inc.	45,357	946
* Pinnacle Entertainment Inc.	37,702	944
* Hibbett Sports Inc.	16,689	937
* Children's Place Retail Stores Inc.	15,762	912
* SHFL Entertainment Inc.	39,278	903
Monro Muffler Brake Inc.	19,077	887
* OpenTable Inc.	12,609	882
* Office Depot Inc.	181,936	879
* WMS Industries Inc.	33,840	878
Belo Corp. Class A	62,432	855
Chemed Corp.	11,899	851
Finish Line Inc. Class A	33,493	833
* Orient-Express Hotels Ltd. Class A	63,955	830
* Krispy Kreme Doughnuts Inc.	42,630	824
* Vitamin Shoppe Inc.	18,721	819
Papa John's International Inc.	11,538	806
* Jos A Bank Clothiers Inc.	18,294	804
* WebMD Health Corp.	27,638	790
Valassis Communications Inc.	27,294	788
* Marriott Vacations Worldwide Corp.	17,844	785
Choice Hotels International Inc.	17,813	769
Weight Watchers International Inc.	20,587	769
National CineMedia Inc.	40,388	762
* Conn's Inc.	15,094	755
Matthews International Corp. Class A	19,261	733
* Sonic Corp.	40,750	723
Stewart Enterprises Inc. Class A	54,151	712
AMERCO	3,790	698
DineEquity Inc.	9,924	685
Nexstar Broadcasting Group Inc. Class A	14,880	662

	Interval Leisure Group Inc.	27,598	652
*	Bloomin' Brands Inc.	26,900	635
	Churchill Downs Inc.	7,256	628
	OfficeMax Inc.	49,074	628
	CEC Entertainment Inc.	13,616	624
*	Scientific Games Corp. Class A	38,524	623
*	Bankrate Inc.	28,700	590
*	Angie's List Inc.	26,112	588
*	Red Robin Gourmet Burgers Inc.	8,221	585
*	Constant Contact Inc.	24,446	579
	Brown Shoe Co. Inc.	24,445	574
*	Clean Energy Fuels Corp.	44,754	572
	International Speedway Corp. Class A	17,499	565
*	Boyd Gaming Corp.	39,330	557
*	AFC Enterprises Inc.	12,537	546
*	Ascent Capital Group Inc. Class A	6,741	543
	Sonic Automotive Inc. Class A	22,533	536
*	Rush Enterprises Inc. Class A	19,874	527
	Regis Corp.	35,739	525
*	comScore Inc.	17,878	518
*	K12 Inc.	16,759	518
*	Francesca's Holdings Corp.	27,491	512
*	Liquidity Services Inc.	15,187	510
	CBS Corp. Class A	9,200	509
*	Capella Education Co.	8,854	501
*	Multimedia Games Holding Co. Inc.	14,466	500
*	Aeropostale Inc.	53,138	500
*	SolarCity Corp.	14,200	491
*	Caesars Entertainment Corp.	24,900	491
*	Sprouts Farmers Market Inc.	11,010	489
*	Susser Holdings Corp.	9,035	480
	SkyWest Inc.	32,988	479
*	BJ's Restaurants Inc.	16,575	476
*	rue21 inc	11,780	475
	Scholastic Corp.	15,566	446
*,^ ITT Educational Services Inc.		14,241	441
	SeaWorld Entertainment Inc.	14,786	438
*	Biglari Holdings Inc.	1,061	438
*	Fiesta Restaurant Group Inc.	11,626	438
	Stage Stores Inc.	22,528	433
	Cato Corp. Class A	15,285	428
*	American Public Education Inc.	11,102	420
*	Steiner Leisure Ltd.	7,084	414
*	Bright Horizons Family Solutions Inc.	11,273	404
	Fred's Inc. Class A	25,247	395
*	Pep Boys-Manny Moe & Jack	31,098	388
*	Media General Inc. Class A	26,772	382
*	Cumulus Media Inc. Class A	71,291	378
*	Overstock.com Inc.	12,588	373
*	Tile Shop Holdings Inc.	12,400	366
*	Blue Nile Inc.	8,836	362
*	Fairway Group Holdings Corp.	14,003	358
	Core-Mark Holding Co. Inc.	5,206	346
*	Stamps.com Inc.	7,410	340
*	Zumiez Inc.	12,329	339
	Destination Maternity Corp.	10,343	329
	Strayer Education Inc.	7,743	322

* XO Group Inc.	24,174	312
* Ruby Tuesday Inc.	41,070	308
* Barnes & Noble Inc.	22,947	297
* Wet Seal Inc. Class A	75,108	295
* Zale Corp.	19,148	291
MDC Partners Inc. Class A	10,377	290
Stein Mart Inc.	21,111	290
Weis Markets Inc.	5,826	285
Spartan Stores Inc.	12,789	282
* EW Scripps Co. Class A	15,158	278
* Denny's Corp.	45,438	278
* America's Car-Mart Inc.	6,119	276
* Republic Airways Holdings Inc.	22,342	266
* Tuesday Morning Corp.	17,194	263
Haverty Furniture Cos. Inc.	10,595	260
Carriage Services Inc. Class A	13,362	259
Nash Finch Co.	9,752	258
Ingles Markets Inc. Class A	8,509	244
* Morgans Hotel Group Co.	31,572	243
* hhgregg Inc.	13,177	236
Saga Communications Inc. Class A	5,181	230
Harte-Hanks Inc.	26,021	230
* Chuy's Holdings Inc.	6,400	230
Big 5 Sporting Goods Corp.	14,278	230
Marcus Corp.	15,559	226
* Kirkland's Inc.	12,132	224
* Orbitz Worldwide Inc.	22,726	219
* Chefs' Warehouse Inc.	9,109	210
PetMed Express Inc.	12,901	210
* Standard Parking Corp.	7,782	209
Shoe Carnival Inc.	7,711	208
* Providence Service Corp.	7,254	208
* Christopher & Banks Corp.	28,609	206
* Travelzoo Inc.	7,740	205
* Mattress Firm Holding Corp.	6,358	202
* Journal Communications Inc. Class A	23,342	200
* Digital Generation Inc.	15,261	197
* Citi Trends Inc.	10,813	189
* West Marine Inc.	15,389	188
* QuinStreet Inc.	19,831	187
* Bridgepoint Education Inc.	10,281	185
* Destination XL Group Inc.	27,724	179
* RealNetworks Inc.	20,895	179
* Titan Machinery Inc.	10,683	172
* Noodles & Co.	4,000	171
* Hawaiian Holdings Inc.	22,370	166
* Entercom Communications Corp. Class A	18,832	165
* Avid Technology Inc.	27,177	163
* Pacific Sunwear of California Inc.	53,748	161
* Emmis Communications Corp. Class A	57,067	154
World Wrestling Entertainment Inc. Class A	14,953	152
* Daily Journal Corp.	1,028	151
* Carmike Cinemas Inc.	6,827	151
* Gray Television Inc.	19,179	151
* MTR Gaming Group Inc.	31,481	148
Ruth's Hospitality Group Inc.	12,450	148
Speedway Motorsports Inc.	8,106	145

Town Sports International Holdings Inc.	11,065	144
* Bravo Brio Restaurant Group Inc.	9,503	144
Entravision Communications Corp. Class A	24,110	142
* Clear Channel Outdoor Holdings Inc. Class A	17,098	140
Village Super Market Inc. Class A	3,510	133
* Pantry Inc.	11,708	130
* RetailMeNot Inc.	3,600	128
* News Corp. Class B	7,780	128
* 1-800-Flowers.com Inc. Class A	25,383	125
Marchex Inc. Class B	16,895	123
* Isle of Capri Casinos Inc.	15,073	114
* Monarch Casino & Resort Inc.	5,883	112
* Natural Grocers by Vitamin Cottage Inc.	2,800	111
* Sears Hometown and Outlet Stores Inc.	3,500	111
Schawk Inc. Class A	7,377	109
Collectors Universe Inc.	7,436	109
* RadioShack Corp.	31,100	106
* Del Frisco's Restaurant Group Inc.	5,200	105
* Famous Dave's Of America Inc.	6,450	104
Mac-Gray Corp.	7,085	103
* MarineMax Inc.	8,361	102
* Corinthian Colleges Inc.	45,219	99
* Demand Media Inc.	15,064	95
* Geeknet Inc.	5,413	91
* PCM Inc.	9,786	91
* McClatchy Co. Class A	29,312	88
Courier Corp.	5,480	87
* ValueVision Media Inc. Class A	19,694	86
* Vitacost.com Inc.	9,690	82
* Carrols Restaurant Group Inc.	13,226	81
bebe stores inc	13,194	80
* Luby's Inc.	11,142	80
* Diversified Restaurant Holdings Inc.	12,000	79
* Reading International Inc. Class A	11,662	77
AH Belo Corp. Class A	9,735	76
CSS Industries Inc.	3,040	73
* Gaiam Inc. Class A	14,492	73
* New York & Co. Inc.	12,466	72
* Speed Commerce Inc.	15,747	52
* Century Casinos Inc.	8,747	50
* RLJ Entertainment Inc.	9,370	49
Gordmans Stores Inc.	4,329	49
* Radio One Inc.	18,020	48
* Autobytel Inc.	6,554	47
Ambassadors Group Inc.	13,225	46
Roundy's Inc.	5,300	46
* Empire Resorts Inc.	11,869	44
* Radio One Inc. Class A	15,550	40
* TheStreet Inc.	19,297	40
* Pizza Inn Holdings Inc.	5,000	39
* Cambium Learning Group Inc.	24,731	38
* Premier Exhibitions Inc.	24,380	37
* Build-A-Bear Workshop Inc.	5,246	37
* PDI Inc.	7,191	35
* Lakes Entertainment Inc.	8,285	34
Bon-Ton Stores Inc.	3,244	34
* Cache Inc.	5,715	34

Trans World Entertainment Corp.	7,150	33
Salem Communications Corp. Class A	3,960	33
* dELiA*s Inc.	25,321	31
* Dex Media Inc.	3,765	31
* Learning Tree International Inc.	6,906	27
* Cosi Inc.	10,063	24
* Body Central Corp.	3,839	23
* TravelCenters of America LLC	2,824	22
Frisch's Restaurants Inc.	877	21
* Books-A-Million Inc.	8,698	21
* Coldwater Creek Inc.	11,703	20
* Envivio Inc.	6,284	20
* ReachLocal Inc.	1,656	20
National American University Holdings Inc.	5,355	18
* Martha Stewart Living Omnimedia Inc. Class A	7,853	18
* Adolor Corp. Rights Exp. 07/01/2019	34,581	18
* Rick's Cabaret International Inc.	1,511	18
Dover Motorsports Inc.	6,600	16
* Lee Enterprises Inc.	5,325	14
Winmark Corp.	163	12
* TechTarget Inc.	2,321	12
* Hollywood Media Corp.	7,234	11
* ALCO Stores Inc.	785	11
* Red Lion Hotels Corp.	2,033	11
* Perfumania Holdings Inc.	2,123	10
Dover Downs Gaming & Entertainment Inc.	6,783	9
Einstein Noah Restaurant Group Inc.	348	6
* Diamond Resorts International Inc.	300	6
* Spark Networks Inc.	400	3
* Local Corp.	1,300	3
* Sport Chalet Inc. Class A	1,442	2
Canterbury Park Holding Corp.	69	1
* SPAR Group Inc.	300	1
* Southern Community Financial Corp	1,940	—
		1,608,791
Financials (11.0%)
Wells Fargo & Co.	3,415,550	141,131
JPMorgan Chase & Co.	2,421,412	125,163
* Berkshire Hathaway Inc. Class B	1,041,574	118,229
Bank of America Corp.	6,910,605	95,366
Citigroup Inc.	1,858,324	90,147
Visa Inc. Class A	331,010	63,256
American Express Co.	693,944	52,407
American International Group Inc.	949,650	46,181
Mastercard Inc. Class A	67,144	45,173
US Bancorp	1,183,111	43,278
Goldman Sachs Group Inc.	259,964	41,129
Simon Property Group Inc.	199,664	29,596
MetLife Inc.	564,636	26,510
Capital One Financial Corp.	376,567	25,885
PNC Financial Services Group Inc.	341,893	24,770
Morgan Stanley	881,860	23,766
Prudential Financial Inc.	297,792	23,222
Bank of New York Mellon Corp.	740,089	22,343
Travelers Cos. Inc.	240,200	20,362
BlackRock Inc.	70,251	19,011
American Tower Corporation	254,124	18,838

Aflac Inc.	299,136	18,543
ACE Ltd.	196,922	18,424
State Street Corp.	272,486	17,916
Discover Financial Services	311,222	15,729
Marsh & McLennan Cos. Inc.	353,592	15,399
BB&T Corp.	452,791	15,282
* Berkshire Hathaway Inc. Class A	89	15,166
Public Storage	94,087	15,106
CME Group Inc.	204,287	15,093
Allstate Corp.	298,075	15,068
Charles Schwab Corp.	702,569	14,852
Aon plc	197,797	14,724
Chubb Corp.	164,392	14,674
Franklin Resources Inc.	265,550	13,424
Equity Residential	231,815	12,418
Prologis Inc.	320,733	12,066
HCP Inc.	293,165	12,005
McGraw Hill Financial Inc.	177,039	11,612
Ventas Inc.	188,627	11,601
Ameriprise Financial Inc.	127,270	11,592
Health Care REIT Inc.	184,224	11,492
T. Rowe Price Group Inc.	159,003	11,437
SunTrust Banks Inc.	345,547	11,203
Weyerhaeuser Co.	374,600	10,725
Boston Properties Inc.	98,036	10,480
AvalonBay Communities Inc.	79,114	10,055
Moody's Corp.	141,744	9,969
Fifth Third Bancorp	547,692	9,880
Progressive Corp.	348,071	9,478
Loews Corp.	199,380	9,319
Hartford Financial Services Group Inc.	292,716	9,109
Vornado Realty Trust	108,220	9,097
Invesco Ltd.	284,934	9,089
Host Hotels & Resorts Inc.	482,438	8,525
* IntercontinentalExchange Inc.	46,894	8,508
M&T Bank Corp.	75,266	8,424
Regions Financial Corp.	897,933	8,315
Principal Financial Group Inc.	189,342	8,108
Northern Trust Corp.	139,007	7,561
General Growth Properties Inc.	373,218	7,199
Lincoln National Corp.	170,158	7,145
Annaly Capital Management Inc.	609,300	7,056
SLM Corp.	280,573	6,986
KeyCorp	586,278	6,684
Western Union Co.	355,027	6,625
NYSE Euronext	156,418	6,566
* CIT Group Inc.	129,158	6,299
* Affiliated Managers Group Inc.	33,883	6,188
American Capital Agency Corp.	254,872	5,752
XL Group plc Class A	184,115	5,674
Leucadia National Corp.	198,650	5,411
SL Green Realty Corp.	59,193	5,259
Unum Group	169,557	5,161
Macerich Co.	90,357	5,100
Kimco Realty Corp.	250,294	5,051
Realty Income Corp.	125,970	5,007
Plum Creek Timber Co. Inc.	104,864	4,911

Cincinnati Financial Corp.	100,015	4,717
Comerica Inc.	118,953	4,676
Equifax Inc.	78,067	4,672
Rayonier Inc.	80,929	4,504
* Markel Corp.	8,595	4,450
Willis Group Holdings plc	102,041	4,421
* Arch Capital Group Ltd.	81,572	4,415
Huntington Bancshares Inc.	533,740	4,409
Digital Realty Trust Inc.	82,577	4,385
Federal Realty Investment Trust	42,245	4,286
Torchmark Corp.	59,127	4,278
* Alleghany Corp.	10,240	4,195
* CBRE Group Inc. Class A	181,260	4,193
TD Ameritrade Holding Corp.	159,325	4,171
* Ocwen Financial Corp.	73,990	4,126
New York Community Bancorp Inc.	268,861	4,062
* Genworth Financial Inc. Class A	317,591	4,062
* Realogy Holdings Corp.	93,893	4,039
First Republic Bank	84,288	3,930
UDR Inc.	161,326	3,823
Fidelity National Financial Inc. Class A	139,239	3,704
Everest Re Group Ltd.	25,056	3,643
Essex Property Trust Inc.	24,424	3,607
Arthur J Gallagher & Co.	82,136	3,585
Cole Real Estate Investment Inc.	287,652	3,527
Camden Property Trust	54,894	3,373
Raymond James Financial Inc.	80,834	3,368
Liberty Property Trust	91,855	3,270
Zions Bancorporation	118,071	3,237
Duke Realty Corp.	209,096	3,228
* MSCI Inc. Class A	77,435	3,118
Extra Space Storage Inc.	67,981	3,110
SEI Investments Co.	99,635	3,080
Reinsurance Group of America Inc. Class A	45,620	3,056
* E*TRADE Financial Corp.	184,739	3,048
PartnerRe Ltd.	33,100	3,030
WR Berkley Corp.	69,813	2,992
People's United Financial Inc.	206,518	2,970
Starwood Property Trust Inc.	122,369	2,933
Alexandria Real Estate Equities Inc.	45,911	2,931
Axis Capital Holdings Ltd.	66,197	2,867
Eaton Vance Corp.	73,510	2,854
Regency Centers Corp.	58,926	2,849
HCC Insurance Holdings Inc.	64,641	2,833
East West Bancorp Inc.	88,573	2,830
Senior Housing Properties Trust	120,601	2,815
Hudson City Bancorp Inc.	305,392	2,764
Lazard Ltd. Class A	74,750	2,692
Waddell & Reed Financial Inc. Class A	52,279	2,691
American Financial Group Inc.	48,637	2,629
Taubman Centers Inc.	39,059	2,629
Apartment Investment & Management Co. Class A	93,625	2,616
Assurant Inc.	48,233	2,609
Kilroy Realty Corp.	52,148	2,605
DDR Corp.	164,712	2,588
* Signature Bank	28,203	2,581
Corrections Corp. of America	74,338	2,568

Hospitality Properties Trust	90,048	2,548
CBOE Holdings Inc.	56,041	2,535
* SVB Financial Group	29,109	2,514
BRE Properties Inc.	49,447	2,510
Jones Lang LaSalle Inc.	28,622	2,499
National Retail Properties Inc.	77,928	2,480
Cullen/Frost Bankers Inc.	34,903	2,462
RenaissanceRe Holdings Ltd.	27,139	2,457
* Howard Hughes Corp.	21,649	2,433
NASDAQ OMX Group Inc.	74,761	2,399
WP Carey Inc.	37,075	2,399
Legg Mason Inc.	71,439	2,389
Brown & Brown Inc.	74,260	2,384
First Niagara Financial Group Inc.	226,510	2,349
Old Republic International Corp.	150,447	2,317
FirstMerit Corp.	106,037	2,302
BioMed Realty Trust Inc.	123,588	2,297
American Campus Communities Inc.	67,219	2,296
Two Harbors Investment Corp.	233,585	2,268
Prosperity Bancshares Inc.	36,642	2,266
Omega Healthcare Investors Inc.	74,934	2,238
Weingarten Realty Investors	74,020	2,171
Commerce Bancshares Inc.	49,280	2,159
Protective Life Corp.	50,621	2,154
Validus Holdings Ltd.	57,814	2,138
Home Properties Inc.	36,242	2,093
* Forest City Enterprises Inc. Class A	109,774	2,079
LPL Financial Holdings Inc.	54,076	2,072
Allied World Assurance Co. Holdings AG	20,789	2,066
CNO Financial Group Inc.	143,020	2,059
Douglas Emmett Inc.	87,261	2,048
Highwoods Properties Inc.	57,446	2,028
Chimera Investment Corp.	663,805	2,018
Assured Guaranty Ltd.	105,893	1,985
Tanger Factory Outlet Centers	60,787	1,985
CBL & Associates Properties Inc.	103,844	1,983
City National Corp.	29,714	1,981
Synovus Financial Corp.	597,874	1,973
Spirit Realty Capital Inc.	214,534	1,969
* Portfolio Recovery Associates Inc.	32,640	1,956
Financial Engines Inc.	31,990	1,901
* Liberty Ventures Class A	21,492	1,895
Piedmont Office Realty Trust Inc. Class A	106,980	1,857
LaSalle Hotel Properties	61,702	1,760
RLJ Lodging Trust	74,571	1,752
Equity Lifestyle Properties Inc.	51,002	1,743
MFA Financial Inc.	230,968	1,721
Mid-America Apartment Communities Inc.	27,408	1,713
First Horizon National Corp.	155,665	1,711
ProAssurance Corp.	37,832	1,705
CommonWealth REIT	76,529	1,677
Retail Properties of America Inc.	120,737	1,660
* Popular Inc.	63,213	1,658
Hancock Holding Co.	52,808	1,657
Associated Banc-Corp	106,732	1,653
Federated Investors Inc. Class B	60,861	1,653
First American Financial Corp.	66,283	1,614

* Stifel Financial Corp.	38,935	1,605
Bank of Hawaii Corp.	29,001	1,579
Aspen Insurance Holdings Ltd.	43,398	1,575
Post Properties Inc.	34,972	1,574
* MGIC Investment Corp.	216,223	1,574
StanCorp Financial Group Inc.	28,588	1,573
Hanover Insurance Group Inc.	28,367	1,569
Radian Group Inc.	112,170	1,563
Geo Group Inc.	46,116	1,533
Sovran Self Storage Inc.	20,149	1,525
Susquehanna Bancshares Inc.	119,336	1,498
Webster Financial Corp.	58,270	1,488
EPR Properties	30,399	1,482
Fulton Financial Corp.	125,807	1,469
ING US Inc.	50,284	1,469
* Altisource Portfolio Solutions SA	10,434	1,461
Endurance Specialty Holdings Ltd.	27,126	1,457
DCT Industrial Trust Inc.	202,143	1,453
American Realty Capital Properties Inc.	118,936	1,451
CapitalSource Inc.	120,772	1,435
Healthcare Realty Trust Inc.	62,029	1,433
Primerica Inc.	35,149	1,418
NorthStar Realty Finance Corp.	150,892	1,400
UMB Financial Corp.	25,708	1,397
Washington Federal Inc.	67,235	1,390
MarketAxess Holdings Inc.	23,144	1,390
CubeSmart	77,730	1,387
TCF Financial Corp.	95,567	1,365
White Mountains Insurance Group Ltd.	2,387	1,355
Sunstone Hotel Investors Inc.	105,597	1,345
Invesco Mortgage Capital Inc.	87,160	1,341
DiamondRock Hospitality Co.	125,380	1,338
Brandywine Realty Trust	100,442	1,324
BankUnited Inc.	41,787	1,303
American National Insurance Co.	13,108	1,285
Corporate Office Properties Trust	55,606	1,284
* Zillow Inc. Class A	15,209	1,283
Lexington Realty Trust	111,131	1,248
Erie Indemnity Co. Class A	16,693	1,210
Valley National Bancorp	121,378	1,208
Medical Properties Trust Inc.	98,587	1,200
Hatteras Financial Corp.	63,327	1,185
Healthcare Trust of America Inc. Class A	111,804	1,176
Umpqua Holdings Corp.	72,278	1,172
Colonial Properties Trust	51,714	1,163
* Texas Capital Bancshares Inc.	25,138	1,156
First Financial Bankshares Inc.	19,569	1,151
FNB Corp.	94,237	1,143
Pebblebrook Hotel Trust	39,438	1,132
Cousins Properties Inc.	109,771	1,130
Mack-Cali Realty Corp.	51,382	1,127
Platinum Underwriters Holdings Ltd.	18,795	1,123
Chambers Street Properties	126,835	1,114
Glacier Bancorp Inc.	44,959	1,111
EastGroup Properties Inc.	18,713	1,108
BancorpSouth Inc.	55,079	1,098
Washington REIT	43,303	1,094

New Residential Investment Corp.	164,898	1,092
Cathay General Bancorp	46,406	1,085
First Industrial Realty Trust Inc.	66,519	1,082
Capitol Federal Financial Inc.	86,942	1,081
Symetra Financial Corp.	60,596	1,080
RLI Corp.	12,337	1,078
DuPont Fabros Technology Inc.	41,648	1,073
Trustmark Corp.	41,101	1,052
Newcastle Investment Corp.	187,057	1,051
Wintrust Financial Corp.	25,579	1,051
Redwood Trust Inc.	52,914	1,042
* Western Alliance Bancorp	54,403	1,030
Potlatch Corp.	25,910	1,028
* First Cash Financial Services Inc.	17,673	1,024
ARMOUR Residential REIT Inc.	241,367	1,014
* Alexander & Baldwin Inc.	28,026	1,009
Bank of the Ozarks Inc.	20,998	1,008
Home Loan Servicing Solutions Ltd.	45,481	1,001
PennyMac Mortgage Investment Trust	43,634	990
* Strategic Hotels & Resorts Inc.	112,332	975
Iberiabank Corp.	18,390	954
Ryman Hospitality Properties Inc.	27,623	953
United Bankshares Inc.	32,814	951
* MBIA Inc.	92,936	951
MB Financial Inc.	33,520	947
PrivateBancorp Inc.	43,767	937
Equity One Inc.	42,763	935
Sun Communities Inc.	21,847	931
Old National Bancorp	65,239	926
Kemper Corp.	27,503	924
* Virtus Investment Partners Inc.	5,659	920
CYS Investments Inc.	113,128	920
* Trulia Inc.	19,499	917
Glimcher Realty Trust	93,854	915
Acadia Realty Trust	35,977	888
PS Business Parks Inc.	11,891	887
* St. Joe Co.	45,095	885
* Walter Investment Management Corp.	22,194	878
^ Amtrust Financial Services Inc.	22,431	876
Mercury General Corp.	17,923	866
Selective Insurance Group Inc.	35,166	862
Government Properties Income Trust	35,912	859
Argo Group International Holdings Ltd.	20,022	859
BOK Financial Corp.	13,540	858
Horace Mann Educators Corp.	29,770	845
Cash America International Inc.	18,647	844
Montpelier Re Holdings Ltd.	32,405	844
LTC Properties Inc.	22,167	842
Northwest Bancshares Inc.	63,235	836
Janus Capital Group Inc.	97,745	832
Colony Financial Inc.	41,584	831
Home BancShares Inc.	27,320	830
Community Bank System Inc.	24,168	825
Westamerica Bancorporation	16,512	821
EverBank Financial Corp.	54,727	820
Greenhill & Co. Inc.	16,405	818
Columbia Banking System Inc.	33,048	816

First Midwest Bancorp Inc.	53,742	812
CVB Financial Corp.	59,093	799
Astoria Financial Corp.	63,661	792
PacWest Bancorp	22,953	789
BBCN Bancorp Inc.	56,185	773
National Health Investors Inc.	13,552	771
American Equity Investment Life Holding Co.	36,316	771
National Penn Bancshares Inc.	76,627	770
American Capital Mortgage Investment Corp.	38,728	765
Pennsylvania REIT	40,828	763
Capstead Mortgage Corp.	64,636	761
* WisdomTree Investments Inc.	65,288	758
International Bancshares Corp.	34,738	751
American Assets Trust Inc.	24,175	738
* Encore Capital Group Inc.	16,077	737
Evercore Partners Inc. Class A	14,771	727
* Enstar Group Ltd.	5,289	722
Employers Holdings Inc.	24,051	715
* iStar Financial Inc.	58,599	706
First Financial Holdings Inc.	12,596	695
* Pinnacle Financial Partners Inc.	23,253	693
* Nationstar Mortgage Holdings Inc.	12,300	692
Education Realty Trust Inc.	75,335	686
* TFS Financial Corp.	56,252	673
Sterling Financial Corp.	23,477	673
Investors Bancorp Inc.	30,717	672
Provident Financial Services Inc.	40,366	654
* World Acceptance Corp.	7,107	639
Nelnet Inc. Class A	16,571	637
Chesapeake Lodging Trust	26,967	635
Franklin Street Properties Corp.	49,038	625
* Hilltop Holdings Inc.	33,728	624
First Citizens BancShares Inc. Class A	3,017	620
Boston Private Financial Holdings Inc.	55,396	615
WesBanco Inc.	20,476	609
Inland Real Estate Corp.	58,947	603
Park National Corp.	7,528	595
First Financial Bancorp	39,216	595
NBT Bancorp Inc.	25,522	586
Anworth Mortgage Asset Corp.	118,098	570
Hersha Hospitality Trust Class A	102,034	570
OFG Bancorp	34,884	565
* FelCor Lodging Trust Inc.	90,852	560
HFF Inc. Class A	22,257	558
Sabra Health Care REIT Inc.	24,115	555
Infinity Property & Casualty Corp.	8,531	551
Kennedy-Wilson Holdings Inc.	29,683	551
Interactive Brokers Group Inc.	28,884	542
* Credit Acceptance Corp.	4,854	538
* Forestar Group Inc.	24,792	534
Oritani Financial Corp.	31,918	525
* Navigators Group Inc.	9,026	521
Ramco-Gershenson Properties Trust	33,580	517
* Move Inc.	30,269	513
* Ezcorp Inc. Class A	29,824	503
AMERISAFE Inc.	14,125	502
Renasant Corp.	18,408	500

Ashford Hospitality Trust Inc.	39,825	491
* Bancorp Inc.	27,569	489
City Holding Co.	11,253	487
* First BanCorp	85,320	485
Retail Opportunity Investments Corp.	34,943	483
First Commonwealth Financial Corp.	63,608	483
TrustCo Bank Corp. NY	77,816	464
* Greenlight Capital Re Ltd. Class A	16,027	456
* United Community Banks Inc.	30,360	455
* Piper Jaffray Cos.	13,216	453
National Bank Holdings Corp. Class A	21,975	451
Investors Real Estate Trust	53,842	444
* Investment Technology Group Inc.	27,896	439
Hanmi Financial Corp.	26,319	436
* Ambac Financial Group Inc.	24,000	435
Chemical Financial Corp.	15,552	434
Wilshire Bancorp Inc.	52,916	433
STAG Industrial Inc.	21,511	433
Saul Centers Inc.	9,308	430
Hudson Pacific Properties Inc.	21,932	427
Independent Bank Corp.	11,788	421
FBL Financial Group Inc. Class A	8,929	401
Getty Realty Corp.	20,563	400
United Fire Group Inc.	13,023	397
Brookline Bancorp Inc.	41,790	393
Central Pacific Financial Corp.	22,211	393
Associated Estates Realty Corp.	25,872	386
Community Trust Bancorp Inc.	9,446	383
ViewPoint Financial Group Inc.	18,465	382
Rouse Properties Inc.	18,538	382
S&T Bancorp Inc.	15,525	376
Resource Capital Corp.	63,259	376
Dime Community Bancshares Inc.	22,555	376
Cardinal Financial Corp.	22,505	372
Alexander's Inc.	1,287	368
* BofI Holding Inc.	5,665	367
* Virginia Commerce Bancorp Inc.	23,620	367
Cohen & Steers Inc.	10,278	363
Lakeland Financial Corp.	11,037	360
Southside Bancshares Inc.	13,394	359
Altisource Residential Corp.	15,594	358
Banner Corp.	9,365	357
^ Western Asset Mortgage Capital Corp.	22,300	357
* American Homes 4 Rent Class A	22,060	356
Safety Insurance Group Inc.	6,722	356
Flushing Financial Corp.	19,219	355
Select Income REIT	13,700	353
Parkway Properties Inc.	19,857	353
* Ameris Bancorp	19,124	351
* DFC Global Corp.	31,947	351
First Potomac Realty Trust	27,756	349
CoreSite Realty Corp.	10,210	347
CapLease Inc.	40,327	342
Summit Hotel Properties Inc.	37,236	342
* eHealth Inc.	10,600	342
* NewStar Financial Inc.	18,695	342
Campus Crest Communities Inc.	31,600	341

Artisan Partners Asset Management Inc.	6,361	333
StellarOne Corp.	14,787	333
BGC Partners Inc. Class A	58,411	330
* Beneficial Mutual Bancorp Inc.	33,011	329
Dynex Capital Inc.	36,717	322
* Eagle Bancorp Inc.	11,335	321
Winthrop Realty Trust	28,407	317
* NRG Yield Inc. Class A	10,356	314
Trico Bancshares	13,606	310
Universal Health Realty Income Trust	7,357	308
Berkshire Hills Bancorp Inc.	12,121	304
Blackstone Mortgage Trust Inc. Class A	12,021	303
Apollo Residential Mortgage Inc.	20,724	302
* Southwest Bancorp Inc.	20,229	300
Medallion Financial Corp.	20,116	299
Excel Trust Inc.	24,769	297
* Green Dot Corp. Class A	11,252	296
* Taylor Capital Group Inc.	13,274	294
Sandy Spring Bancorp Inc.	12,580	293
First Busey Corp.	55,987	292
Stewart Information Services Corp.	9,108	291
* Metro Bancorp Inc.	13,860	291
Rockville Financial Inc.	22,386	291
Maiden Holdings Ltd.	24,537	290
* TESARO Inc.	7,433	288
* Safeguard Scientifics Inc.	18,279	287
Republic Bancorp Inc. Class A	10,381	286
First Merchants Corp.	16,338	283
* Xoom Corp.	8,900	283
Northfield Bancorp Inc.	22,977	279
* Citizens Inc. Class A	31,923	276
1st Source Corp.	10,242	276
State Bank Financial Corp.	17,249	274
Provident New York Bancorp	25,130	274
Simmons First National Corp. Class A	8,764	272
* FBR & Co.	9,984	268
Flagstar Bancorp Inc.	18,089	267
1st United Bancorp Inc.	35,885	263
Bancfirst Corp.	4,860	263
GFI Group Inc.	66,296	262
Urstadt Biddle Properties Inc. Class A	13,096	260
Silver Bay Realty Trust Corp.	16,392	257
RAIT Financial Trust	36,152	256
Univest Corp. of Pennsylvania	13,499	254
* Capital Bank Financial Corp.	11,536	253
* American Residential Properties Inc.	14,359	253
* KCG Holdings Inc. Class A	28,617	248
First Financial Corp.	7,806	246
Apollo Commercial Real Estate Finance Inc.	16,001	244
* Ladenburg Thalmann Financial Services Inc.	134,754	244
WSFS Financial Corp.	4,038	243
* Tejon Ranch Co.	7,722	238
FXCM Inc. Class A	12,049	238
Bryn Mawr Bank Corp.	8,806	237
Tompkins Financial Corp.	5,120	237
Kite Realty Group Trust	39,890	237
* Walker & Dunlop Inc.	14,791	235

German American Bancorp Inc.	9,278	234
* Cowen Group Inc. Class A	67,701	234
First Community Bancshares Inc.	14,246	233
Lakeland Bancorp Inc.	20,698	233
MainSource Financial Group Inc.	15,307	233
Meadowbrook Insurance Group Inc.	35,761	232
Enterprise Financial Services Corp.	13,818	232
* Suffolk Bancorp	13,005	230
National Bankshares Inc.	6,344	228
AG Mortgage Investment Trust Inc.	13,585	226
National Western Life Insurance Co. Class A	1,114	225
Citizens & Northern Corp.	11,216	224
* PICO Holdings Inc.	10,276	223
Ames National Corp.	9,754	222
Heritage Commerce Corp.	28,758	220
* Sun Bancorp Inc.	57,062	219
Guaranty Bancorp	15,830	217
Washington Trust Bancorp Inc.	6,773	213
TowneBank	14,752	213
Union First Market Bankshares Corp.	9,054	212
Tower Group International Ltd.	30,019	210
Marlin Business Services Corp.	8,375	209
Gladstone Commercial Corp.	11,598	208
MetroCorp Bancshares Inc.	15,000	206
* Synergy Resources Corp.	20,695	202
* Bridge Capital Holdings	11,811	201
Tree.com Inc.	7,430	195
SY Bancorp Inc.	6,823	193
Consolidated-Tomoka Land Co.	4,991	192
* Seacoast Banking Corp. of Florida	88,489	192
Westfield Financial Inc.	26,868	190
Bank Mutual Corp.	30,162	189
First Bancorp	12,921	187
Cedar Realty Trust Inc.	35,306	183
* Global Indemnity plc	7,132	182
* United Community Financial Corp.	45,906	179
GAMCO Investors Inc.	2,323	176
Peoples Bancorp Inc.	8,225	172
Heartland Financial USA Inc.	6,154	171
Chatham Lodging Trust	9,493	170
Doral Financial Corp.	8,871	169
* Preferred Bank	9,491	169
* OmniAmerican Bancorp Inc.	6,883	168
Westwood Holdings Group Inc.	3,373	162
CFS Bancorp Inc.	14,578	162
New York Mortgage Trust Inc.	25,800	161
Hudson Valley Holding Corp.	8,526	160
CoBiz Financial Inc.	16,515	160
OneBeacon Insurance Group Ltd. Class A	10,739	158
* Waterstone Financial Inc.	15,579	158
First Financial Northwest Inc.	15,135	158
First Interstate Bancsystem Inc.	6,525	158
* INTL. FCStone Inc.	7,701	157
Sterling Bancorp	11,105	152
Merchants Bancshares Inc.	5,163	149
Terreno Realty Corp.	8,381	149
Arlington Asset Investment Corp. Class A	6,200	147

Agree Realty Corp.	4,855	147
Financial Institutions Inc.	7,107	145
Great Southern Bancorp Inc.	5,104	144
ESB Financial Corp.	11,148	142
BankFinancial Corp.	15,767	141
Center Bancorp Inc.	9,838	140
* MPG Office Trust Inc.	44,409	139
* Hampton Roads Bankshares Inc.	96,962	138
* MoneyGram International Inc.	7,000	137
Aviv REIT Inc.	6,005	137
Arrow Financial Corp.	5,366	137
State Auto Financial Corp.	6,441	135
* Macatawa Bank Corp.	24,939	134
Camden National Corp.	3,245	133
West Bancorporation Inc.	9,152	126
One Liberty Properties Inc.	6,187	125
Monmouth Real Estate Investment Corp. Class A	13,830	125
First Bancorp Inc.	7,436	125
Eastern Insurance Holdings Inc.	5,106	125
CyrusOne Inc.	6,500	123
EMC Insurance Group Inc.	3,988	120
ESSA Bancorp Inc.	11,543	120
Penns Woods Bancorp Inc.	2,387	119
OceanFirst Financial Corp.	6,912	117
Centerstate Banks Inc.	11,805	114
Calamos Asset Management Inc. Class A	10,993	110
* SWS Group Inc.	19,275	108
Ares Commercial Real Estate Corp.	8,600	107
HCI Group Inc.	2,600	106
* PennyMac Financial Services Inc. Class A	5,650	106
Federal Agricultural Mortgage Corp. Class A	3,500	106
Northrim BanCorp Inc.	4,388	106
Provident Financial Holdings Inc.	6,338	105
Territorial Bancorp Inc.	4,784	105
AmREIT Inc.	6,000	104
Peapack Gladstone Financial Corp.	5,610	104
CIFC Corp.	12,808	101
* Pacific Mercantile Bancorp	15,873	99
Oppenheimer Holdings Inc. Class A	5,519	98
United Financial Bancorp Inc.	5,953	96
* Intervest Bancshares Corp. Class A	12,083	96
Washington Banking Co.	6,749	95
Fox Chase Bancorp Inc.	5,447	95
* Gramercy Property Trust Inc.	22,192	92
* HomeTrust Bancshares Inc.	5,500	91
Donegal Group Inc. Class A	6,422	90
Diamond Hill Investment Group Inc.	834	89
Pulaski Financial Corp.	8,623	89
JAVELIN Mortgage Investment Corp.	7,500	89
* Consumer Portfolio Services Inc.	14,900	88
* NewBridge Bancorp	11,952	87
* American Safety Insurance Holdings Ltd.	2,883	87
Heritage Financial Corp.	5,569	86
* BBX Capital Corp.	5,830	84
* CommunityOne Bancorp	8,446	83
Intersections Inc.	9,353	82
Sierra Bancorp	5,207	82

* Customers Bancorp Inc.	5,074	82
* Performant Financial Corp.	7,300	80
Thomas Properties Group Inc.	11,860	80
* Independent Bank Corp.	7,786	78
Arbor Realty Trust Inc.	11,271	76
American National Bankshares Inc.	3,239	75
Baldwin & Lyons Inc.	2,995	73
First of Long Island Corp.	1,878	73
Pacific Continental Corp.	5,542	73
UMH Properties Inc.	7,300	72
Century Bancorp Inc. Class A	2,107	70
First Connecticut Bancorp Inc.	4,669	69
Simplicity Bancorp Inc.	4,371	68
Mercantile Bank Corp.	3,113	68
* Blackhawk Network Holdings Inc.	2,800	67
Cape Bancorp Inc.	7,322	67
Asta Funding Inc.	7,505	67
Home Federal Bancorp Inc.	5,290	67
First Defiance Financial Corp.	2,812	66
Charter Financial Corp.	5,978	65
HF Financial Corp.	5,010	64
* First Security Group Inc.	30,600	64
Investors Title Co.	812	61
JMP Group Inc.	9,836	61
Park Sterling Corp.	9,477	61
Federal Agricultural Mortgage Corp.	1,811	60
Independence Holding Co.	4,185	60
Whitestone REIT	4,000	59
* Capital City Bank Group Inc.	4,949	58
Bank of Marin Bancorp	1,395	58
Resource America Inc. Class A	7,178	58
Kansas City Life Insurance Co.	1,298	57
Franklin Financial Corp.	3,011	57
CNB Financial Corp.	3,343	57
* Reis Inc.	3,475	56
* AV Homes Inc.	3,128	55
HomeStreet Inc.	2,800	54
Gain Capital Holdings Inc.	4,219	53
MidSouth Bancorp Inc.	3,241	50
* Home Bancorp Inc.	2,733	49
Manning & Napier Inc.	2,760	46
MutualFirst Financial Inc.	2,926	45
Codorus Valley Bancorp Inc.	2,411	44
* Orrstown Financial Services Inc.	2,523	44
PMC Commercial Trust	4,948	44
Unity Bancorp Inc.	5,863	44
Bridge Bancorp Inc.	2,002	43
HopFed Bancorp Inc.	3,515	39
* Rexford Industrial Realty Inc.	2,907	39
Gleacher & Co. Inc.	2,732	38
Meta Financial Group Inc.	976	37
Fidelity Southern Corp.	2,398	37
* Shore Bancshares Inc.	4,101	36
National Interstate Corp.	1,253	35
* Old Second Bancorp Inc.	6,115	35
US Global Investors Inc. Class A	12,153	35
* First Acceptance Corp.	18,537	32

* Republic First Bancorp Inc.	10,119	32
* Eastern Virginia Bankshares Inc.	5,267	32
* Jefferson Bancshares Inc.	5,500	32
* Farmers Capital Bank Corp.	1,430	31
Hawthorn Bancshares Inc.	2,207	31
Universal Insurance Holdings Inc.	4,200	30
Pzena Investment Management Inc. Class A	4,277	29
Cheviot Financial Corp.	2,571	28
QCR Holdings Inc.	1,647	26
Ameriana Bancorp	2,003	26
Bar Harbor Bankshares	695	26
Bank of Kentucky Financial Corp.	912	25
* North Valley Bancorp	1,309	25
TF Financial Corp.	895	25
* Phoenix Cos. Inc.	636	25
SI Financial Group Inc.	2,146	24
* Atlanticus Holdings Corp.	6,358	24
Banc of California Inc.	1,647	23
* Tristate Capital Holdings Inc.	1,757	23
Life Partners Holdings Inc.	10,173	22
* NASB Financial Inc.	739	20
Premier Financial Bancorp Inc.	1,706	20
* Fortegra Financial Corp.	2,256	19
C&F Financial Corp.	395	19
Clifton Savings Bancorp Inc.	1,535	19
* American Independence Corp.	1,827	18
Yadkin Financial Corp.	966	17
Heritage Financial Group Inc.	955	17
MidWestOne Financial Group Inc.	642	16
Berkshire Bancorp Inc.	2,000	16
Middleburg Financial Corp.	698	13
Hingham Institution for Savings	178	12
* Pacific Premier Bancorp Inc.	900	12
* Kearny Financial Corp.	1,000	10
* Riverview Bancorp Inc.	3,447	9
* Arrowhead Research Corp.	1,518	9
* Hallmark Financial Services Inc.	830	7
Institutional Financial Markets Inc.	2,883	6
* Maui Land & Pineapple Co. Inc.	1,499	6
California First National Bancorp	342	6
* Omthera Pharmaceuticals Inc. CVR	9,400	6
SB Financial Group Inc.	700	6
* Royal Bancshares of Pennsylvania Inc.	4,060	5
Salisbury Bancorp Inc.	198	5
Armada Hoffler Properties Inc.	511	5
* ZipRealty Inc.	900	5
QC Holdings Inc.	2,008	5
* Tejon Ranch Co. Warrants Exp. 08/31/2016	1,140	3
Alliance Bancorp Inc. of Pennsylvania	200	3
* Vestin Realty Mortgage II Inc.	1,269	2
* Carolina Bank Holdings Inc.	200	2
United Bancorp Inc.	287	2
Northeast Bancorp	100	1
* Regional Management Corp.	19	1
* Valley National Bancorp Warrants Exp. 6/30/2015	570	—
Peoples Bancorp of North Carolina Inc.	5	—
		2,217,429

Health Care (7.1%)
Johnson & Johnson	1,812,780	157,150
Pfizer Inc.	4,258,561	122,263
Merck & Co. Inc.	1,882,422	89,622
* Gilead Sciences Inc.	984,605	61,873
Amgen Inc.	484,557	54,241
Bristol-Myers Squibb Co.	1,059,065	49,014
UnitedHealth Group Inc.	653,991	46,832
AbbVie Inc.	1,019,896	45,620
* Celgene Corp.	264,583	40,727
* Biogen Idec Inc.	152,855	36,801
Medtronic Inc.	641,590	34,165
Abbott Laboratories	999,691	33,180
Eli Lilly & Co.	652,259	32,828
* Express Scripts Holding Co.	523,787	32,360
Baxter International Inc.	349,199	22,939
Thermo Fisher Scientific Inc.	231,923	21,372
Covidien plc	295,905	18,032
Allergan Inc.	190,980	17,274
WellPoint Inc.	192,262	16,075
* Regeneron Pharmaceuticals Inc.	49,770	15,572
Aetna Inc.	239,321	15,321
* Alexion Pharmaceuticals Inc.	125,840	14,618
Cigna Corp.	181,914	13,982
Becton Dickinson and Co.	124,929	12,495
Stryker Corp.	182,429	12,330
* Actavis plc	81,065	11,673
* Vertex Pharmaceuticals Inc.	149,718	11,352
* Boston Scientific Corp.	863,739	10,140
Zoetis Inc.	321,616	10,009
St. Jude Medical Inc.	184,734	9,909
* Intuitive Surgical Inc.	25,524	9,604
Humana Inc.	100,781	9,406
* Mylan Inc.	245,262	9,362
Zimmer Holdings Inc.	109,019	8,955
* Life Technologies Corp.	111,114	8,315
* DaVita HealthCare Partners Inc.	129,862	7,389
HCA Holdings Inc.	172,579	7,378
Perrigo Co.	57,622	7,109
* Forest Laboratories Inc.	155,438	6,651
* BioMarin Pharmaceutical Inc.	90,140	6,510
* Illumina Inc.	80,507	6,507
Quest Diagnostics Inc.	97,703	6,037
* Onyx Pharmaceuticals Inc.	47,270	5,893
CR Bard Inc.	50,948	5,869
* Henry Schein Inc.	55,756	5,782
* Laboratory Corp. of America Holdings	57,991	5,749
* Waters Corp.	52,154	5,539
* Pharmacyclics Inc.	37,607	5,206
* Varian Medical Systems Inc.	69,208	5,172
* CareFusion Corp.	137,942	5,090
* Edwards Lifesciences Corp.	72,453	5,045
ResMed Inc.	91,128	4,813
Universal Health Services Inc. Class B	58,489	4,386
* Hospira Inc.	106,569	4,180
Cooper Cos. Inc.	31,474	4,082
DENTSPLY International Inc.	91,971	3,992

*	Hologic Inc.	173,139	3,575
	Warner Chilcott plc Class A	153,488	3,507
*	Incyte Corp. Ltd.	88,605	3,380
*	IDEXX Laboratories Inc.	33,801	3,368
*	Endo Health Solutions Inc.	73,415	3,336
*	MEDNAX Inc.	32,592	3,272
*	Covance Inc.	35,730	3,089
*	Alkermes plc	87,303	2,935
*	Jazz Pharmaceuticals plc	31,843	2,929
*	Seattle Genetics Inc.	66,615	2,920
*	Isis Pharmaceuticals Inc.	74,189	2,785
*	Medivation Inc.	45,631	2,735
*	Cubist Pharmaceuticals Inc.	42,472	2,699
	Tenet Healthcare Corp.	65,318	2,690
*	Salix Pharmaceuticals Ltd.	37,653	2,518
	Community Health Systems Inc.	57,729	2,396
*	Sirona Dental Systems Inc.	35,371	2,367
*	United Therapeutics Corp.	28,861	2,276
*	Alnylam Pharmaceuticals Inc.	34,389	2,201
	Teleflex Inc.	26,527	2,183
*	Centene Corp.	33,447	2,139
*	Ariad Pharmaceuticals Inc.	112,765	2,075
	Patterson Cos. Inc.	50,969	2,049
*	Health Management Associates Inc. Class A	158,529	2,029
	Questcor Pharmaceuticals Inc.	34,695	2,012
*	Align Technology Inc.	41,115	1,978
*	Theravance Inc.	48,326	1,976
*	WellCare Health Plans Inc.	27,871	1,944
	HealthSouth Corp.	55,198	1,903
*	NPS Pharmaceuticals Inc.	58,760	1,869
*	Celldex Therapeutics Inc.	52,747	1,869
*	PAREXEL International Corp.	36,372	1,827
	Techne Corp.	22,674	1,815
	West Pharmaceutical Services Inc.	42,232	1,738
*	Cepheid Inc.	43,281	1,690
*	Team Health Holdings Inc.	44,378	1,684
*	Brookdale Senior Living Inc. Class A	63,388	1,667
*	ViroPharma Inc.	41,834	1,644
*	Mallinckrodt plc	37,113	1,636
	STERIS Corp.	38,037	1,634
*	Health Net Inc.	48,654	1,542
*	Alere Inc.	49,376	1,509
*	Bio-Rad Laboratories Inc. Class A	12,820	1,507
*	Charles River Laboratories International Inc.	31,383	1,452
*	Aegerion Pharmaceuticals Inc.	16,804	1,440
	Owens & Minor Inc.	41,065	1,420
*	Thoratec Corp.	36,773	1,371
*	Medicines Co.	40,567	1,360
*	LifePoint Hospitals Inc.	29,087	1,356
	Hill-Rom Holdings Inc.	37,781	1,354
*	Bruker Corp.	64,090	1,323
*	Haemonetics Corp.	32,902	1,312
*	DexCom Inc.	43,619	1,231
*	HMS Holdings Corp.	56,712	1,220
*,^ Myriad Genetics Inc.		51,485	1,210
*	Insulet Corp.	33,291	1,206
*	ACADIA Pharmaceuticals Inc.	42,803	1,176

*	Opko Health Inc.	128,760	1,134
	Healthcare Services Group Inc.	42,525	1,095
*	Magellan Health Services Inc.	17,346	1,040
*	Prestige Brands Holdings Inc.	32,879	990
	Air Methods Corp.	22,835	973
	Masimo Corp.	35,664	950
*	ImmunoGen Inc.	54,848	934
*	InterMune Inc.	60,706	933
*	Akorn Inc.	47,227	929
*	Cyberonics Inc.	18,047	916
*	Acorda Therapeutics Inc.	26,091	894
*	Acadia Healthcare Co. Inc.	22,600	891
*	Neogen Corp.	14,455	878
*	Impax Laboratories Inc.	42,482	871
*	Volcano Corp.	35,729	855
*	Amsurg Corp. Class A	21,341	847
*	Puma Biotechnology Inc.	15,643	839
*	Sarepta Therapeutics Inc.	17,529	828
*	Santarus Inc.	35,145	793
*	Nektar Therapeutics	75,403	788
*	Pacira Pharmaceuticals Inc.	16,284	783
*	Wright Medical Group Inc.	29,652	773
*	Halozyme Therapeutics Inc.	68,018	751
*,^ Arena Pharmaceuticals Inc.		141,709	747
*	Globus Medical Inc.	42,584	744
	PDL BioPharma Inc.	91,901	732
*	Hanger Inc.	21,166	715
*	NuVasive Inc.	28,776	705
*	HeartWare International Inc.	9,436	691
	Abaxis Inc.	15,917	670
*	Keryx Biopharmaceuticals Inc.	65,639	663
	CONMED Corp.	19,409	660
*	Clovis Oncology Inc.	10,837	659
	Analogic Corp.	7,680	635
*	Quintiles Transnational Holdings Inc.	14,129	634
*	Endologix Inc.	39,016	629
*	Ironwood Pharmaceuticals Inc. Class A	52,478	622
*,^ Vivus Inc.		66,278	618
	Meridian Bioscience Inc.	25,645	607
*	Omnicell Inc.	25,402	602
*	Ligand Pharmaceuticals Inc. Class B	13,865	600
*	Exelixis Inc.	102,591	597
*	Bio-Reference Labs Inc.	19,881	594
*	Quidel Corp.	20,812	591
*	Molina Healthcare Inc.	16,456	586
*	Auxilium Pharmaceuticals Inc.	31,559	575
*	ArthroCare Corp.	15,866	565
*	Infinity Pharmaceuticals Inc.	31,827	555
	Cantel Medical Corp.	17,305	551
*	MAKO Surgical Corp.	18,595	549
*	MannKind Corp.	95,876	546
*	Synageva BioPharma Corp.	8,571	543
*	ICU Medical Inc.	7,806	530
*	Integra LifeSciences Holdings Corp.	12,862	518
*	Momenta Pharmaceuticals Inc.	34,498	496
*	Neurocrine Biosciences Inc.	43,442	492
*	Luminex Corp.	24,212	484

*	ABIOMED Inc.	25,058	478
*	Spectranetics Corp.	28,352	476
*	Healthways Inc.	25,320	469
*	Capital Senior Living Corp.	22,028	466
*	Lexicon Pharmaceuticals Inc.	196,147	465
*	AVANIR Pharmaceuticals Inc.	107,193	454
*	Sangamo Biosciences Inc.	43,145	452
*	Idenix Pharmaceuticals Inc.	85,895	448
*	Accuray Inc.	60,549	447
*	IPC The Hospitalist Co. Inc.	8,690	443
*	NxStage Medical Inc.	32,746	431
*	Exact Sciences Corp.	35,838	423
*	Raptor Pharmaceutical Corp.	27,889	417
	Kindred Healthcare Inc.	30,465	409
*	Corvel Corp.	10,954	405
*	Optimer Pharmaceuticals Inc.	32,001	403
	Ensign Group Inc.	9,570	393
*	Immunomedics Inc.	63,470	393
*	Emeritus Corp.	21,044	390
	Invacare Corp.	22,386	387
*	Cerus Corp.	56,976	382
*	Vanguard Health Systems Inc.	17,993	378
*	Astex Pharmaceuticals Inc.	43,917	372
*,^ Dendreon Corp.		125,178	367
*	BioCryst Pharmaceuticals Inc.	50,235	366
*	Curis Inc.	80,968	361
*	HealthStream Inc.	9,520	361
*	Affymetrix Inc.	56,436	350
*	Orexigen Therapeutics Inc.	55,475	341
*	Merit Medical Systems Inc.	27,628	335
*	Natus Medical Inc.	23,558	334
*	Synergy Pharmaceuticals Inc.	71,527	327
*	Array BioPharma Inc.	52,460	326
*	Furiex Pharmaceuticals Inc.	7,364	324
*	Cynosure Inc. Class A	14,058	321
*	Endocyte Inc.	23,991	320
	Spectrum Pharmaceuticals Inc.	37,874	318
*	Dyax Corp.	45,556	313
*	Anika Therapeutics Inc.	12,958	310
*	Geron Corp.	91,251	306
*	Progenics Pharmaceuticals Inc.	60,157	303
*	AMAG Pharmaceuticals Inc.	14,059	302
	US Physical Therapy Inc.	9,706	302
*	Amedisys Inc.	17,343	299
*	Depomed Inc.	39,879	298
*	XOMA Corp.	64,570	289
*	Staar Surgical Co.	20,857	282
*	AcelRx Pharmaceuticals Inc.	26,200	282
*	Emergent Biosolutions Inc.	14,739	281
*	PharMerica Corp.	21,138	280
*	Lannett Co. Inc.	12,824	280
*	Navidea Biopharmaceuticals Inc.	103,177	273
*	Gentiva Health Services Inc.	22,578	272
*	BioScrip Inc.	30,777	270
*	Sciclone Pharmaceuticals Inc.	51,083	259
*	Dynavax Technologies Corp.	211,951	254
*	Chelsea Therapeutics International Ltd.	81,316	245

	Select Medical Holdings Corp.	30,255	244
*	Neuralstem Inc.	89,870	244
	Hi-Tech Pharmacal Co. Inc.	5,631	243
*	GenMark Diagnostics Inc.	19,800	241
*	Genomic Health Inc.	7,851	240
*	Sequenom Inc.	89,808	240
*	Cardiovascular Systems Inc.	11,933	239
*	Insys Therapeutics Inc.	6,800	238
*	Tornier NV	12,193	236
	National Healthcare Corp.	4,971	235
*	MEI Pharma Inc.	20,500	232
*	Inovio Pharmaceuticals Inc.	111,036	230
*	Orthofix International NV	10,970	229
*	Peregrine Pharmaceuticals Inc.	161,099	227
*	Threshold Pharmaceuticals Inc.	48,500	226
*	Repros Therapeutics Inc.	8,356	224
*	Accretive Health Inc.	24,000	219
*,^ ZIOPHARM Oncology Inc.		55,207	218
*	AngioDynamics Inc.	16,480	218
*	OraSure Technologies Inc.	35,479	213
*	Novavax Inc.	66,616	211
*	Zogenix Inc.	111,107	207
*	Rochester Medical Corp.	10,205	204
*	Rigel Pharmaceuticals Inc.	56,833	203
*	Anacor Pharmaceuticals Inc.	19,145	203
*	Fluidigm Corp.	9,231	203
*	Triple-S Management Corp. Class B	10,944	201
*	Albany Molecular Research Inc.	15,491	200
*	Antares Pharma Inc.	49,102	199
*	RTI Surgical Inc.	53,268	199
*	Insmed Inc.	12,411	194
*	Intercept Pharmaceuticals Inc.	2,800	193
*	Repligen Corp.	17,009	189
*	LHC Group Inc.	8,033	188
	Atrion Corp.	694	180
*	Targacept Inc.	33,767	179
*	Merrimack Pharmaceuticals Inc.	47,077	179
*	Osiris Therapeutics Inc.	10,227	170
	CryoLife Inc.	24,270	170
*	Symmetry Medical Inc.	19,705	161
*	Synta Pharmaceuticals Corp.	25,345	160
	Pain Therapeutics Inc.	58,641	160
*	AVEO Pharmaceuticals Inc.	76,039	157
*	SurModics Inc.	6,580	156
*	Cadence Pharmaceuticals Inc.	24,509	155
	Universal American Corp.	20,228	154
*,^ Celsion Corp.		128,000	147
*	Sagent Pharmaceuticals Inc.	6,955	142
*	Zalicus Inc.	116,845	140
*	Hansen Medical Inc.	77,181	138
*	MiMedx Group Inc.	32,893	137
*	Chindex International Inc.	7,782	133
*	XenoPort Inc.	22,998	131
*	Unilife Corp.	37,990	126
*	Achillion Pharmaceuticals Inc.	41,679	126
*	Vanda Pharmaceuticals Inc.	11,447	126
*	Rockwell Medical Inc.	11,000	126

*	Alphatec Holdings Inc.	62,759	124
*	Solta Medical Inc.	58,022	121
*	Cytokinetics Inc.	15,316	116
*	Five Star Quality Care Inc.	22,405	116
*	Exactech Inc.	5,675	114
*	NewLink Genetics Corp.	6,031	113
*	Catalyst Pharmaceutical Partners Inc.	37,100	113
*,^ StemCells Inc.		66,766	112
*	Northwest Biotherapeutics Inc.	31,998	107
*	Amicus Therapeutics Inc.	45,414	105
*	Stemline Therapeutics Inc.	2,300	104
*	Vical Inc.	80,160	100
*	Omeros Corp.	10,163	99
*	Oncothyreon Inc.	47,616	98
*	Biotime Inc.	25,678	98
*	Durect Corp.	72,172	97
*	Corcept Therapeutics Inc.	60,515	96
*	TearLab Corp.	8,500	94
*	SIGA Technologies Inc.	23,958	92
*	Pozen Inc.	15,678	90
*	Cyclacel Pharmaceuticals Inc.	20,223	86
*	Arqule Inc.	36,032	84
*	Galena Biopharma Inc.	36,836	84
*	Supernus Pharmaceuticals Inc.	11,300	83
*	Acura Pharmaceuticals Inc.	42,396	81
*	Harvard Bioscience Inc.	15,002	79
*	Medical Action Industries Inc.	11,756	78
*	Alliance HealthCare Services Inc.	2,813	78
*	Coronado Biosciences Inc.	10,595	74
*	Biolase Inc.	38,394	73
*	BioTelemetry Inc.	7,373	73
	Psychemedics Corp.	5,340	71
*	Vascular Solutions Inc.	4,150	70
*	Organovo Holdings Inc.	12,041	69
*	Affymax Inc.	50,201	68
*	Apricus Biosciences Inc.	31,988	67
	Almost Family Inc.	3,364	65
*	EnteroMedics Inc.	50,225	63
*	Hyperion Therapeutics Inc.	2,400	63
*	Portola Pharmaceuticals Inc.	2,307	62
*,^ Vermillion Inc.		24,000	62
*	Pacific Biosciences of California Inc.	11,021	61
*	GTx Inc.	29,924	60
*	KYTHERA Biopharmaceuticals Inc.	1,300	59
*	Alexza Pharmaceuticals Inc.	11,556	59
*	Accelerate Diagnostics Inc.	4,300	58
*	Cleveland Biolabs Inc.	33,849	53
*	Discovery Laboratories Inc.	26,871	53
*	BioSpecifics Technologies Corp.	2,292	45
*	Athersys Inc.	26,120	43
*	Cumberland Pharmaceuticals Inc.	9,063	41
*	OncoGenex Pharmaceutical Inc.	4,401	41
*	Cytori Therapeutics Inc.	17,311	40
*	Cutera Inc.	4,463	40
*	Foundation Medicine Inc.	973	39
*	AtriCure Inc.	3,429	38
*	Transcept Pharmaceuticals Inc.	11,798	38

	Utah Medical Products Inc.	630	37
*	Columbia Laboratories Inc.	5,018	36
*	Ampio Pharmaceuticals Inc.	4,700	35
*	Enzo Biochem Inc.	13,621	34
*	Skilled Healthcare Group Inc.	7,829	34
*	BG Medicine Inc.	36,641	34
*	TrovaGene Inc.	4,491	32
*	ChemoCentryx Inc.	5,700	32
*	LCA-Vision Inc.	8,549	31
*	CytRx Corp.	9,502	31
*	RadNet Inc.	12,586	30
*	Theragenics Corp.	13,219	29
*	Sunesis Pharmaceuticals Inc.	5,600	28
*	Sucampo Pharmaceuticals Inc. Class A	4,106	26
*	BIND Therapeutics Inc.	1,783	25
*	Medgenics Inc.	3,150	25
*	Ophthotech Corp.	708	21
*,^ Novabay Pharmaceuticals Inc.		11,900	20
*	BSD Medical Corp.	14,039	19
*	PhotoMedex Inc.	1,200	19
*	Cornerstone Therapeutics Inc.	1,995	19
	Enzon Pharmaceuticals Inc.	10,614	18
*,^ MELA Sciences Inc.		23,282	17
*	Heska Corp.	2,600	16
*	Hemispherx Biopharma Inc.	55,442	13
*	ERBA Diagnostics Inc.	8,700	13
*	Synergetics USA Inc.	2,643	12
*	Hooper Holmes Inc.	25,291	12
*	pSivida Corp.	2,500	10
*	ThermoGenesis Corp.	9,641	10
*	Alimera Sciences Inc.	2,578	10
*	Bovie Medical Corp.	3,373	10
*	Synthetic Biologics Inc.	5,479	9
*	Entremed Inc.	5,128	9
*	Stereotaxis Inc.	2,694	9
*	Agenus Inc.	3,040	8
*	Digirad Corp.	3,306	8
*	Cardica Inc.	6,274	8
*	Derma Sciences Inc.	600	7
*	Vision Sciences Inc.	7,510	7
*	Delcath Systems Inc.	18,227	6
*	Aastrom Biosciences Inc.	20,330	6
*	InfuSystems Holdings Inc.	3,850	5
*	Verastem Inc.	400	5
*	ANI Pharmaceuticals Inc.	416	4
*	Wright Medical Group Inc. Rights Exp. 12/31/2049	11,147	4
*	Cel-Sci Corp.	1,936	3
*	Anthera Pharmaceuticals Inc. Class A	816	3
*	Baxano Surgical Inc.	1,691	2
*	Biodel Inc.	500	2
	Daxor Corp.	100	1
*	Mast Therapeutics Inc.	1,416	1
*	Palatin Technologies Inc.	160	—
			1,428,878
Industrials (8.0%)
	General Electric Co.	6,550,804	156,499
	United Technologies Corp.	590,178	63,633

Boeing Co.	485,284	57,021
3M Co.	439,609	52,494
Union Pacific Corp.	298,460	46,363
United Parcel Service Inc. Class B	464,097	42,405
Honeywell International Inc.	504,826	41,921
Caterpillar Inc.	416,577	34,730
Accenture plc Class A	414,769	30,544
Emerson Electric Co.	459,638	29,739
Danaher Corp.	380,327	26,364
Lockheed Martin Corp.	206,496	26,339
Automatic Data Processing Inc.	310,586	22,480
FedEx Corp.	193,224	22,049
Precision Castparts Corp.	93,589	21,267
Eaton Corp. plc	304,864	20,987
Illinois Tool Works Inc.	273,668	20,873
Deere & Co.	246,262	20,043
General Dynamics Corp.	213,772	18,709
CSX Corp.	655,384	16,870
Cummins Inc.	120,425	16,001
Raytheon Co.	207,399	15,984
* LinkedIn Corp. Class A	63,852	15,711
Norfolk Southern Corp.	200,682	15,523
Northrop Grumman Corp.	148,021	14,100
TE Connectivity Ltd.	266,059	13,777
PACCAR Inc.	227,667	12,672
Waste Management Inc.	286,510	11,816
Ingersoll-Rand plc	177,826	11,548
Agilent Technologies Inc.	212,788	10,905
WW Grainger Inc.	40,249	10,534
Parker Hannifin Corp.	95,944	10,431
Tyco International Ltd.	297,147	10,394
Sherwin-Williams Co.	56,134	10,226
Dover Corp.	109,665	9,851
Rockwell Automation Inc.	89,151	9,534
Fastenal Co.	171,916	8,639
Paychex Inc.	211,640	8,601
Roper Industries Inc.	63,787	8,475
* Fiserv Inc.	83,678	8,456
Pentair Ltd.	128,151	8,322
Amphenol Corp. Class A	102,244	7,912
Fidelity National Information Services Inc.	168,783	7,838
Xerox Corp.	753,192	7,750
Kansas City Southern	70,858	7,749
Fluor Corp.	104,922	7,445
AMETEK Inc.	157,063	7,228
* Stericycle Inc.	55,227	6,373
* Alliance Data Systems Corp.	29,823	6,307
* Verisk Analytics Inc. Class A	96,918	6,296
CH Robinson Worldwide Inc.	102,740	6,119
Rockwell Collins Inc.	86,745	5,887
Expeditors International of Washington Inc.	132,399	5,833
Republic Services Inc. Class A	174,678	5,827
Flowserve Corp.	90,442	5,643
Pall Corp.	71,819	5,533
ADT Corp.	128,693	5,233
L-3 Communications Holdings Inc.	54,912	5,189
Textron Inc.	180,487	4,983

* B/E Aerospace Inc.	67,414	4,976
* Trimble Navigation Ltd.	165,173	4,907
Masco Corp.	229,632	4,887
* Jacobs Engineering Group Inc.	80,352	4,675
Rock Tenn Co. Class A	46,151	4,674
* FleetCor Technologies Inc.	42,086	4,636
* Mettler-Toledo International Inc.	19,292	4,632
Towers Watson & Co. Class A	42,041	4,497
Fortune Brands Home & Security Inc.	106,780	4,445
MeadWestvaco Corp.	113,705	4,364
Vulcan Materials Co.	83,514	4,327
TransDigm Group Inc.	30,322	4,206
Ball Corp.	93,349	4,189
JB Hunt Transport Services Inc.	56,452	4,117
* Crown Holdings Inc.	90,578	3,830
* Quanta Services Inc.	135,257	3,721
Wabtec Corp.	58,877	3,702
Avnet Inc.	87,891	3,666
Manpowergroup Inc.	50,385	3,665
Packaging Corp. of America	62,990	3,596
Donaldson Co. Inc.	94,289	3,595
* Flextronics International Ltd.	393,811	3,580
AGCO Corp.	59,146	3,574
Lincoln Electric Holdings Inc.	52,876	3,523
Hubbell Inc. Class B	33,419	3,500
* United Rentals Inc.	59,983	3,496
Joy Global Inc.	68,051	3,473
IDEX Corp.	52,902	3,452
Sealed Air Corp.	125,937	3,424
Waste Connections Inc.	75,160	3,413
Timken Co.	55,347	3,343
Xylem Inc.	119,371	3,334
Robert Half International Inc.	85,159	3,324
Total System Services Inc.	109,686	3,227
Cintas Corp.	62,996	3,225
MDU Resources Group Inc.	115,045	3,218
Valspar Corp.	50,202	3,184
* Owens-Illinois Inc.	105,386	3,164
* Colfax Corp.	55,672	3,145
* Arrow Electronics Inc.	64,462	3,128
KBR Inc.	94,750	3,093
* Sensata Technologies Holding NV	78,775	3,015
Iron Mountain Inc.	110,645	2,990
* CoStar Group Inc.	17,515	2,941
Graco Inc.	39,519	2,927
Martin Marietta Materials Inc.	29,763	2,922
Carlisle Cos. Inc.	40,701	2,861
FLIR Systems Inc.	90,951	2,856
* Kirby Corp.	32,815	2,840
* Owens Corning	72,206	2,742
* Oshkosh Corp.	55,922	2,739
PerkinElmer Inc.	71,718	2,707
Jack Henry & Associates Inc.	52,077	2,688
* Genesee & Wyoming Inc. Class A	28,055	2,608
Nordson Corp.	35,170	2,590
URS Corp.	48,137	2,587
Bemis Co. Inc.	66,155	2,581

MSC Industrial Direct Co. Inc. Class A	31,702	2,579
Aptargroup Inc.	42,642	2,564
Jabil Circuit Inc.	117,352	2,544
Acuity Brands Inc.	27,528	2,533
Sonoco Products Co.	65,032	2,532
Global Payments Inc.	48,968	2,501
Molex Inc.	64,636	2,490
* Hexcel Corp.	63,978	2,482
Broadridge Financial Solutions Inc.	76,599	2,432
Babcock & Wilcox Co.	71,388	2,407
FEI Co.	26,826	2,355
Triumph Group Inc.	33,270	2,336
AO Smith Corp.	51,252	2,317
Trinity Industries Inc.	50,551	2,292
Kennametal Inc.	50,097	2,284
* Terex Corp.	67,834	2,279
Valmont Industries Inc.	16,373	2,274
SPX Corp.	26,194	2,217
* WEX Inc.	25,036	2,197
Lennox International Inc.	29,045	2,186
Huntington Ingalls Industries Inc.	32,072	2,162
* WESCO International Inc.	28,199	2,158
ITT Corp.	57,867	2,080
Alliant Techsystems Inc.	20,595	2,009
Ryder System Inc.	33,566	2,004
Toro Co.	36,763	1,998
National Instruments Corp.	63,722	1,971
Eagle Materials Inc.	27,014	1,960
* Genpact Ltd.	103,415	1,952
* Vantiv Inc. Class A	69,770	1,949
* NeuStar Inc. Class A	39,376	1,948
* Clean Harbors Inc.	33,167	1,946
* Teledyne Technologies Inc.	22,887	1,944
* AECOM Technology Corp.	61,596	1,926
* Old Dominion Freight Line Inc.	41,364	1,902
Exelis Inc.	120,398	1,891
MAXIMUS Inc.	41,942	1,889
Regal-Beloit Corp.	27,719	1,883
* Spirit Aerosystems Holdings Inc. Class A	77,674	1,883
Generac Holdings Inc.	43,745	1,865
EnerSys Inc.	30,595	1,855
RR Donnelley & Sons Co.	116,475	1,840
Crane Co.	29,813	1,839
Belden Inc.	28,054	1,797
CLARCOR Inc.	32,030	1,779
Actuant Corp. Class A	44,767	1,739
Lender Processing Services Inc.	52,167	1,736
* USG Corp.	59,413	1,698
Manitowoc Co. Inc.	86,048	1,685
Cognex Corp.	53,674	1,683
* Foster Wheeler AG	63,116	1,662
World Fuel Services Corp.	44,460	1,659
Landstar System Inc.	29,443	1,648
EMCOR Group Inc.	41,120	1,609
Woodward Inc.	39,382	1,608
* Louisiana-Pacific Corp.	90,331	1,589
* CoreLogic Inc.	58,442	1,581

Corporate Executive Board Co.	21,667	1,573
Con-way Inc.	36,225	1,561
* Anixter International Inc.	17,798	1,560
* Moog Inc. Class A	26,538	1,557
Watsco Inc.	16,433	1,549
Covanta Holding Corp.	71,504	1,529
* Zebra Technologies Corp.	32,580	1,483
* DigitalGlobe Inc.	45,757	1,447
* Esterline Technologies Corp.	18,094	1,446
GATX Corp.	29,693	1,411
* Advisory Board Co.	23,092	1,374
Deluxe Corp.	32,554	1,356
* Armstrong World Industries Inc.	24,654	1,355
Silgan Holdings Inc.	28,634	1,346
Air Lease Corp. Class A	47,939	1,326
Harsco Corp.	52,115	1,298
Curtiss-Wright Corp.	27,061	1,271
Applied Industrial Technologies Inc.	24,478	1,261
* Graphic Packaging Holding Co.	145,745	1,248
* Navistar International Corp.	33,644	1,227
* Euronet Worldwide Inc.	30,784	1,225
* MasTec Inc.	39,883	1,208
IPG Photonics Corp.	21,400	1,205
* MWI Veterinary Supply Inc.	7,896	1,179
Convergys Corp.	60,036	1,126
Littelfuse Inc.	14,306	1,119
* Vishay Intertechnology Inc.	84,138	1,085
* Cardtronics Inc.	29,187	1,083
* VistaPrint NV	19,007	1,074
* Tetra Tech Inc.	41,489	1,074
* Swift Transportation Co.	53,138	1,073
United Stationers Inc.	24,349	1,059
Mine Safety Appliances Co.	20,276	1,046
* Itron Inc.	24,267	1,039
* On Assignment Inc.	31,016	1,024
TAL International Group Inc.	21,639	1,011
Barnes Group Inc.	28,635	1,000
Watts Water Technologies Inc. Class A	17,669	996
* RBC Bearings Inc.	15,095	995
UniFirst Corp.	9,378	979
* WageWorks Inc.	19,400	979
General Cable Corp.	30,741	976
Heartland Payment Systems Inc.	24,558	975
Franklin Electric Co. Inc.	24,729	974
UTi Worldwide Inc.	64,273	971
Mueller Industries Inc.	17,442	971
* Berry Plastics Group Inc.	48,254	964
* Veeco Instruments Inc.	25,607	953
* Trimas Corp.	25,462	950
* FTI Consulting Inc.	25,045	947
* Sanmina Corp.	53,796	941
Coherent Inc.	15,235	936
* Proto Labs Inc.	12,200	932
* OSI Systems Inc.	12,359	920
* Texas Industries Inc.	13,866	919
ABM Industries Inc.	34,443	917
* Outerwall Inc.	18,322	916

* Hub Group Inc. Class A	23,173	909
* Mobile Mini Inc.	26,640	907
Greif Inc. Class A	18,332	899
Brady Corp. Class A	29,469	899
Brink's Co.	31,482	891
Simpson Manufacturing Co. Inc.	27,205	886
* PHH Corp.	37,127	881
Molex Inc. Class A	23,000	880
Sturm Ruger & Co. Inc.	13,987	876
* Universal Display Corp.	27,115	868
Forward Air Corp.	21,446	865
HEICO Corp. Class A	17,198	862
* EnPro Industries Inc.	14,163	853
* Plexus Corp.	22,723	845
Mueller Water Products Inc. Class A	102,158	816
* Atlas Air Worldwide Holdings Inc.	17,670	815
* Benchmark Electronics Inc.	35,435	811
Allison Transmission Holdings Inc.	31,087	779
HEICO Corp.	11,475	777
Raven Industries Inc.	22,435	734
* Orbital Sciences Corp.	33,890	718
Kaydon Corp.	20,179	717
AAR Corp.	26,216	716
Matson Inc.	27,240	715
Acacia Research Corp.	30,846	711
* TrueBlue Inc.	29,118	699
* GrafTech International Ltd.	81,021	685
Aircastle Ltd.	39,202	683
Granite Construction Inc.	22,288	682
Insperity Inc.	17,944	675
Werner Enterprises Inc.	28,843	673
Knight Transportation Inc.	40,467	669
* HD Supply Holdings Inc.	30,100	661
* II-VI Inc.	35,112	661
* Huron Consulting Group Inc.	12,539	660
* GenCorp Inc.	40,697	652
Apogee Enterprises Inc.	21,689	644
* Rogers Corp.	10,800	642
Tennant Co.	10,272	637
* Aegion Corp. Class A	25,897	615
* Taser International Inc.	40,373	602
AAON Inc.	22,632	601
Kaman Corp.	15,791	598
G&K Services Inc. Class A	9,863	596
AZZ Inc.	13,992	586
Otter Tail Corp.	21,206	585
EVERTEC Inc.	26,340	585
Lindsay Corp.	7,147	583
* Korn/Ferry International	27,192	582
* ExamWorks Group Inc.	22,310	580
MTS Systems Corp.	8,988	578
* Federal Signal Corp.	44,892	578
CIRCOR International Inc.	9,289	578
* Wesco Aircraft Holdings Inc.	27,464	575
* Greatbatch Inc.	16,856	574
Albany International Corp.	15,959	572
Cubic Corp.	10,615	570

Methode Electronics Inc.	20,236	567
* H&E Equipment Services Inc.	20,696	550
* Checkpoint Systems Inc.	32,835	548
Altra Holdings Inc.	20,326	547
* Wabash National Corp.	46,574	543
Standex International Corp.	8,993	534
ESCO Technologies Inc.	15,980	531
Arkansas Best Corp.	20,533	527
Universal Forest Products Inc.	12,347	520
Encore Wire Corp.	13,150	519
* Headwaters Inc.	57,423	516
Exponent Inc.	7,175	515
Heartland Express Inc.	35,713	507
McGrath RentCorp	13,927	497
* Sykes Enterprises Inc.	27,649	495
Primoris Services Corp.	19,354	493
* Meritor Inc.	62,385	490
* Saia Inc.	15,607	487
* ExlService Holdings Inc.	16,207	462
* Tutor Perini Corp.	21,411	456
* Smith & Wesson Holding Corp.	40,693	447
AVX Corp.	34,043	447
Textainer Group Holdings Ltd.	11,800	447
* Navigant Consulting Inc.	28,877	446
* Rofin-Sinar Technologies Inc.	18,325	444
Sun Hydraulics Corp.	12,172	441
Griffon Corp.	35,054	440
Quanex Building Products Corp.	23,333	439
* FARO Technologies Inc.	10,277	433
Resources Connection Inc.	31,933	433
Kforce Inc.	24,425	432
Gorman-Rupp Co.	10,510	422
* LifeLock Inc.	28,187	418
* Trex Co. Inc.	8,362	414
Schnitzer Steel Industries Inc.	15,012	413
Ennis Inc.	22,684	409
* TeleTech Holdings Inc.	16,299	409
ManTech International Corp. Class A	14,170	408
John Bean Technologies Corp.	16,323	406
* Team Inc.	10,152	404
* ICF International Inc.	11,385	403
Comfort Systems USA Inc.	23,968	403
* Imperva Inc.	9,556	402
Badger Meter Inc.	8,607	400
CTS Corp.	25,355	400
Booz Allen Hamilton Holding Corp.	20,588	398
* Measurement Specialties Inc.	7,293	396
* Rexnord Corp.	19,000	395
* MYR Group Inc.	15,966	388
Astec Industries Inc.	10,710	385
* DXP Enterprises Inc.	4,856	383
Materion Corp.	11,837	379
* TTM Technologies Inc.	38,752	378
Quad/Graphics Inc.	12,433	377
* ServiceSource International Inc.	30,900	373
Black Box Corp.	12,100	371
* Astronics Corp.	7,457	371

American Science & Engineering Inc.	5,972	360
* Monster Worldwide Inc.	80,886	358
Hyster-Yale Materials Handling Inc.	3,952	354
* Roadrunner Transportation Systems Inc.	12,452	352
Kadant Inc.	10,437	351
US Ecology Inc.	11,545	348
* GP Strategies Corp.	13,141	345
* Engility Holdings Inc.	10,820	343
* AMN Healthcare Services Inc.	24,806	341
* Furmanite Corp.	34,003	337
Viad Corp.	13,356	333
* Columbus McKinnon Corp.	13,843	333
Alamo Group Inc.	6,801	333
* Era Group Inc.	12,077	328
Landauer Inc.	6,399	328
* Newport Corp.	20,763	325
* Thermon Group Holdings Inc.	13,820	319
* XPO Logistics Inc.	14,504	314
* Consolidated Graphics Inc.	5,594	314
Kelly Services Inc. Class A	15,756	307
Celadon Group Inc.	16,274	304
* Rentrak Corp.	9,150	298
Graham Corp.	8,237	298
* Greenbrier Cos. Inc.	11,981	296
* Boise Cascade Co.	10,937	295
* Global Cash Access Holdings Inc.	37,664	294
* Builders FirstSource Inc.	49,799	293
* Lydall Inc.	16,993	292
* RPX Corp.	16,631	292
Myers Industries Inc.	14,177	285
Park Electrochemical Corp.	9,837	282
* Powell Industries Inc.	4,576	280
* Dice Holdings Inc.	32,822	279
LB Foster Co. Class A	6,035	276
Electro Rent Corp.	14,869	270
* Park-Ohio Holdings Corp.	6,929	266
* Nortek Inc.	3,871	266
* Maxwell Technologies Inc.	29,213	265
Great Lakes Dredge & Dock Corp.	35,589	264
* PowerSecure International Inc.	16,373	263
* Odyssey Marine Exploration Inc.	85,644	258
Kimball International Inc. Class B	23,209	257
* CBIZ Inc.	34,285	255
* Fabrinet	14,701	248
* American Woodmark Corp.	7,124	247
Electro Scientific Industries Inc.	21,052	247
* Capstone Turbine Corp.	206,590	244
* Landec Corp.	19,722	241
Daktronics Inc.	21,381	239
* AM Castle & Co.	14,779	238
Multi-Color Corp.	6,875	233
* InnerWorkings Inc.	23,576	232
* Anaren Inc.	8,757	223
Marten Transport Ltd.	12,984	223
FreightCar America Inc.	10,711	222
Cass Information Systems Inc.	3,999	213
* Aerovironment Inc.	8,950	207

*	Bazaarvoice Inc.	22,357	203
*,^ ExOne Co.		4,700	200
	Michael Baker Corp.	4,938	200
*	Ducommun Inc.	6,959	200
*	Energy Recovery Inc.	27,356	198
*	Layne Christensen Co.	9,723	194
*	Flow International Corp.	48,130	192
*	Gibraltar Industries Inc.	13,317	190
	Heidrick & Struggles International Inc.	9,960	190
*	Kemet Corp.	45,233	189
*	ARC Document Solutions Inc.	40,434	186
*	Advanced Emissions Solutions Inc.	4,260	182
	Universal Technical Institute Inc.	14,744	179
	Houston Wire & Cable Co.	13,216	178
*	Nuverra Environmental Solutions Inc.	76,947	176
	Ceco Environmental Corp.	12,444	175
*	Air Transport Services Group Inc.	23,358	175
	Barrett Business Services Inc.	2,591	174
*	Cenveo Inc.	58,650	173
	CDI Corp.	11,000	168
*	AEP Industries Inc.	2,200	163
*	CAI International Inc.	6,958	162
	Twin Disc Inc.	6,195	162
*	Mistras Group Inc.	9,486	161
*	Lionbridge Technologies Inc.	43,678	161
*	Pacer International Inc.	25,829	160
*	Zygo Corp.	9,810	157
*	Vicor Corp.	19,156	157
*	EnerNOC Inc.	10,170	152
	NN Inc.	9,782	152
*	Rubicon Technology Inc.	12,306	149
	American Railcar Industries Inc.	3,786	149
*	Higher One Holdings Inc.	19,234	148
	Global Power Equipment Group Inc.	7,182	144
*	Accuride Corp.	28,077	144
	Miller Industries Inc.	8,444	143
*	Cross Country Healthcare Inc.	23,007	139
*	Tecumseh Products Co. Class A	15,481	139
*	Northwest Pipe Co.	4,138	136
	NACCO Industries Inc. Class A	2,423	134
	Insteel Industries Inc.	8,334	134
*	Orion Marine Group Inc.	12,711	132
*	Multi-Fineline Electronix Inc.	8,031	130
*	Casella Waste Systems Inc. Class A	22,316	128
	Dynamic Materials Corp.	5,484	127
*	Kratos Defense & Security Solutions Inc.	15,334	127
*	BlueLinx Holdings Inc.	64,799	126
	Pike Electric Corp.	10,717	121
*	American Superconductor Corp.	51,337	120
*	TRC Cos. Inc.	15,885	118
	Spartan Motors Inc.	18,288	111
*	Willis Lease Finance Corp.	6,897	108
	Douglas Dynamics Inc.	7,304	108
*	Vishay Precision Group Inc.	7,362	107
*	Commercial Vehicle Group Inc.	13,259	106
*	USA Truck Inc.	11,774	105
	International Shipholding Corp.	3,746	103

*	Echo Global Logistics Inc.	4,855	102
	Crawford & Co. Class B	10,423	101
*	Sterling Construction Co. Inc.	10,629	98
*	Fuel Tech Inc.	22,233	97
*	ModusLink Global Solutions Inc.	34,817	95
*	NVE Corp.	1,868	95
*	Taminco Corp.	4,696	95
*	CRA International Inc.	4,914	91
*	Xerium Technologies Inc.	7,688	89
*	GSI Group Inc.	9,303	89
*	NCI Building Systems Inc.	6,866	87
	LSI Industries Inc.	10,179	86
*	Heritage-Crystal Clean Inc.	4,692	85
	Greif Inc. Class B	1,500	80
*	Quality Distribution Inc.	8,481	78
*	PGT Inc.	7,864	78
	Omega Flex Inc.	4,103	78
*	Astronics Corp. Class B	1,542	77
*	Swisher Hygiene Inc.	126,401	77
*	LMI Aerospace Inc.	5,487	73
*	Official Payments Holdings Inc. Class B	8,667	72
*	Research Frontiers Inc.	16,958	72
*	Key Technology Inc.	5,155	72
	Bel Fuse Inc. Class A	4,000	69
*	Newtek Business Services Inc.	22,635	67
	PAM Transportation Services Inc.	3,724	65
*	Sparton Corp.	2,504	64
*	StarTek Inc.	9,900	64
	VSE Corp.	1,353	64
*	Intevac Inc.	10,787	63
*	Patriot Transportation Holding Inc.	1,824	62
	Hurco Cos. Inc.	2,292	59
*	Hudson Global Inc.	18,270	59
*	Harris Interactive Inc.	29,374	59
*	Aeroflex Holding Corp.	8,237	58
*	Perma-Fix Environmental Services	79,328	57
	Argan Inc.	2,465	54
	Lincoln Educational Services Corp.	11,331	52
*	Hill International Inc.	15,822	52
*	US Concrete Inc.	2,600	52
*	PMFG Inc.	6,918	51
*	Metalico Inc.	36,410	51
*	Covenant Transportation Group Inc. Class A	8,013	51
*,^ Revolution Lighting Technologies Inc.		19,300	49
*	Rand Logistics Inc.	10,069	49
*	Orion Energy Systems Inc.	13,048	49
	Hardinge Inc.	3,155	49
*	National Research Corp. Class A	2,481	47
*	Ameresco Inc. Class A	4,642	47
	Innovative Solutions & Support Inc.	5,724	46
*	Ultralife Corp.	11,350	45
	Coleman Cable Inc.	2,064	44
*	Ply Gem Holdings Inc.	3,100	43
*	Broadwind Energy Inc.	5,391	42
	Richardson Electronics Ltd.	3,681	42
*	Franklin Covey Co.	2,286	41
	Bel Fuse Inc. Class B	2,233	39

*	Magnetek Inc.	2,118	38
*	Active Power Inc.	11,996	35
*	Information Services Group Inc.	8,116	34
*	YRC Worldwide Inc.	1,800	30
*	Lawson Products Inc.	2,928	30
*	Innotrac Corp.	5,748	30
*	Document Security Systems Inc.	26,073	30
*	Dolan Co.	12,430	28
*	Asure Software Inc.	6,100	26
*	UQM Technologies Inc.	14,188	26
*	Power Solutions International Inc.	400	24
*	United States Lime & Minerals Inc.	399	23
	Frequency Electronics Inc.	1,877	22
*	Echelon Corp.	8,554	20
*	PRGX Global Inc.	3,104	19
*	Viasystems Group Inc.	1,189	17
*	Planar Systems Inc.	9,036	16
	Standard Register Co.	1,341	14
*	Microvision Inc.	7,913	14
	National Research Corp. Class B	413	12
	Crawford & Co. Class A	1,640	12
*	Wireless Telecom Group Inc.	5,909	12
*	NAPCO Security Technologies Inc.	2,048	11
	Universal Truckload Services Inc.	400	11
*	Planet Payment Inc.	3,700	9
*	American DG Energy Inc.	5,559	9
*	Tecumseh Products Co. Class B	1,000	9
*	Management Network Group Inc.	3,023	9
*	Arotech Corp.	4,507	8
*	Sharps Compliance Corp.	2,564	8
	Sypris Solutions Inc.	2,100	7
*	Synthesis Energy Systems Inc.	7,409	5
*	Altair Nanotechnologies Inc.	1,946	5
*	BTU International Inc.	1,419	4
*	CyberOptics Corp.	593	4
	Eastern Co.	156	3
*	Lime Energy Co.	3,621	2
*	M/A-COM Technology Solutions Holdings Inc.	100	2
*	Mattersight Corp.	191	1
*	Iteris Inc.	200	—
			1,606,236
Oil & Gas (5.7%)
	Exxon Mobil Corp.	2,831,416	243,615
	Chevron Corp.	1,242,816	151,002
	Schlumberger Ltd.	851,114	75,204
	ConocoPhillips	786,754	54,687
	Occidental Petroleum Corp.	518,341	48,486
	Anadarko Petroleum Corp.	323,379	30,071
	EOG Resources Inc.	175,211	29,660
	Halliburton Co.	558,260	26,880
	Phillips 66	393,019	22,724
	National Oilwell Varco Inc.	275,001	21,480
	Apache Corp.	250,452	21,323
	Pioneer Natural Resources Co.	89,083	16,819
	Williams Cos. Inc.	439,425	15,978
	Marathon Oil Corp.	456,486	15,922
	Noble Energy Inc.	230,889	15,472

Kinder Morgan Inc.	433,061	15,404
Hess Corp.	187,735	14,519
Devon Energy Corp.	248,123	14,332
Baker Hughes Inc.	284,955	13,991
Marathon Petroleum Corp.	201,347	12,951
Valero Energy Corp.	349,246	11,927
Cabot Oil & Gas Corp.	271,130	10,119
Chesapeake Energy Corp.	385,329	9,972
* Cameron International Corp.	158,316	9,241
* FMC Technologies Inc.	152,346	8,443
* Southwestern Energy Co.	226,142	8,227
Ensco plc Class A	150,262	8,077
EQT Corp.	87,142	7,731
Range Resources Corp.	99,817	7,575
* Concho Resources Inc.	67,533	7,348
Murphy Oil Corp.	114,244	6,891
* Weatherford International Ltd.	444,474	6,814
Noble Corp.	162,953	6,155
Oceaneering International Inc.	69,628	5,657
HollyFrontier Corp.	128,606	5,416
Cimarex Energy Co.	52,726	5,083
Core Laboratories NV	29,384	4,972
* Cheniere Energy Inc.	138,335	4,723
* Cobalt International Energy Inc.	185,222	4,605
OGE Energy Corp.	127,190	4,590
* Whiting Petroleum Corp.	76,297	4,566
Helmerich & Payne Inc.	65,112	4,489
* Denbury Resources Inc.	239,680	4,413
Tesoro Corp.	86,864	3,820
* Oil States International Inc.	35,471	3,670
Energen Corp.	46,381	3,543
SM Energy Co.	43,032	3,322
* Gulfport Energy Corp.	49,906	3,211
* Continental Resources Inc.	29,841	3,201
QEP Resources Inc.	115,160	3,189
* Dresser-Rand Group Inc.	49,077	3,062
* Rowan Cos. plc Class A	79,819	2,931
Nabors Industries Ltd.	180,160	2,893
Diamond Offshore Drilling Inc.	44,656	2,783
* Dril-Quip Inc.	23,636	2,712
* Superior Energy Services Inc.	102,431	2,565
* Oasis Petroleum Inc.	50,865	2,499
* WPX Energy Inc.	128,766	2,480
* Chart Industries Inc.	19,448	2,393
* Newfield Exploration Co.	87,322	2,390
* Atwood Oceanics Inc.	39,071	2,150
* Rosetta Resources Inc.	39,070	2,128
* Kodiak Oil & Gas Corp.	171,743	2,071
* Ultra Petroleum Corp.	93,790	1,929
Patterson-UTI Energy Inc.	89,580	1,915
Tidewater Inc.	31,801	1,885
Targa Resources Corp.	24,644	1,798
* SandRidge Energy Inc.	299,868	1,757
* First Solar Inc.	43,479	1,748
* Helix Energy Solutions Group Inc.	65,224	1,655
Bristow Group Inc.	22,171	1,613
SemGroup Corp. Class A	27,242	1,553

*	Unit Corp.	31,769	1,477
*	MRC Global Inc.	52,317	1,402
	Energy XXI Bermuda Ltd.	46,333	1,399
*	PDC Energy Inc.	22,695	1,351
	Berry Petroleum Co. Class A	30,410	1,312
	CARBO Ceramics Inc.	12,827	1,271
*	Hornbeck Offshore Services Inc.	20,835	1,197
*	McDermott International Inc.	153,431	1,140
	SEACOR Holdings Inc.	12,508	1,131
*	Laredo Petroleum Holdings Inc.	37,128	1,102
*	Exterran Holdings Inc.	37,816	1,043
	Western Refining Inc.	33,658	1,011
*	Stone Energy Corp.	30,458	988
*	Carrizo Oil & Gas Inc.	24,142	901
*	EPL Oil & Gas Inc.	23,466	871
*	SunPower Corp. Class A	32,284	845
	Gulfmark Offshore Inc.	16,101	819
*	Forum Energy Technologies Inc.	30,100	813
*	Bonanza Creek Energy Inc.	16,800	811
*	Rex Energy Corp.	35,338	788
*	Bill Barrett Corp.	31,319	786
*	Flotek Industries Inc.	33,314	766
*	Newpark Resources Inc.	60,292	763
*	Magnum Hunter Resources Corp.	121,670	751
*	Hercules Offshore Inc.	97,785	721
*	Key Energy Services Inc.	97,921	714
	RPC Inc.	45,313	701
*	Geospace Technologies Corp.	8,064	680
*	GT Advanced Technologies Inc.	78,674	670
*	TETRA Technologies Inc.	48,754	611
	Crosstex Energy Inc.	28,588	597
	EXCO Resources Inc.	86,924	586
*	Diamondback Energy Inc.	13,600	580
*	Northern Oil and Gas Inc.	40,126	579
*	Goodrich Petroleum Corp.	22,362	543
*,^ Halcon Resources Corp.		120,272	533
*	Sanchez Energy Corp.	19,500	515
*	C&J Energy Services Inc.	25,300	508
*	Approach Resources Inc.	19,150	503
	Delek US Holdings Inc.	23,619	498
*	ION Geophysical Corp.	92,205	479
	PBF Energy Inc. Class A	21,300	478
*	Parker Drilling Co.	82,335	469
*	Forest Oil Corp.	73,794	450
	Comstock Resources Inc.	26,812	427
*	Matador Resources Co.	25,818	422
*	Triangle Petroleum Corp.	42,341	416
	CVR Energy Inc.	10,729	413
	W&T Offshore Inc.	21,220	376
*	Swift Energy Co.	31,213	356
*	Pioneer Energy Services Corp.	44,319	333
*	Matrix Service Co.	16,360	321
*	PHI Inc.	8,164	308
	Contango Oil & Gas Co.	7,923	291
*	Quicksilver Resources Inc.	145,738	287
*	Tesco Corp.	16,637	276
*	Resolute Energy Corp.	31,024	259

*	Willbros Group Inc.	28,013	257
	Gulf Island Fabrication Inc.	9,619	236
*	Natural Gas Services Group Inc.	8,711	234
*	Solazyme Inc.	21,240	229
*	Basic Energy Services Inc.	17,335	219
*	Athlon Energy Inc.	6,568	215
*	Clayton Williams Energy Inc.	3,911	205
*	Endeavour International Corp.	36,019	193
*	Vaalco Energy Inc.	34,478	192
*	Abraxas Petroleum Corp.	72,211	186
*	Penn Virginia Corp.	27,470	183
*	BPZ Resources Inc.	89,596	175
*	REX American Resources Corp.	5,161	159
	Green Plains Renewable Energy Inc.	9,376	151
*	Harvest Natural Resources Inc.	28,113	150
*	Cal Dive International Inc.	71,540	147
*	Warren Resources Inc.	48,391	142
*	FX Energy Inc.	40,981	141
*	KiOR Inc.	49,967	141
*	Renewable Energy Group Inc.	9,300	141
*,^ Real Goods Solar Inc. Class A		46,400	130
*	Vantage Drilling Co.	72,850	126
*	Arabian American Development Co.	13,515	123
*	PetroQuest Energy Inc.	30,553	123
*	FuelCell Energy Inc.	94,678	122
*	Midstates Petroleum Co. Inc.	22,800	117
*	Emerald Oil Inc.	14,600	105
*	Callon Petroleum Co.	18,549	101
*	Dawson Geophysical Co.	3,085	100
	Panhandle Oil and Gas Inc. Class A	3,293	93
*	Gastar Exploration Inc.	19,065	75
	Bolt Technology Corp.	4,114	74
	Alon USA Energy Inc.	7,037	72
*,^ Amyris Inc.		28,737	66
*	Miller Energy Resources Inc.	8,243	60
*	Mitcham Industries Inc.	3,689	56
*	Isramco Inc.	447	55
*	CAMAC Energy Inc.	66,121	53
*	Saratoga Resources Inc.	22,182	53
*	US Energy Corp. Wyoming	22,313	47
	TGC Industries Inc.	5,577	44
	Adams Resources & Energy Inc.	682	38
*	Crimson Exploration Inc.	10,486	32
*	ZaZa Energy Corp.	22,543	26
*	Global Geophysical Services Inc.	9,113	25
*	Double Eagle Petroleum Co.	7,447	22
*	Verenium Corp.	5,463	22
*	Evolution Petroleum Corp.	1,328	15
*	Gevo Inc.	7,500	14
*	TherapeuticsMD Inc.	4,145	12
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	9,500	9
*	PrimeEnergy Corp.	141	7
*	Barnwell Industries Inc.	1,000	3
*	PostRock Energy Corp.	1,842	2
			1,136,776
Technology (8.8%)
	Apple Inc.	584,379	278,603

Microsoft Corp.	4,822,504	160,638
* Google Inc. Class A	176,234	154,365
International Business Machines Corp.	704,665	130,490
Cisco Systems Inc.	3,437,816	80,514
QUALCOMM Inc.	1,103,456	74,329
Oracle Corp.	2,234,104	74,105
Intel Corp.	3,204,749	73,453
* Facebook Inc. Class A	1,110,674	55,800
EMC Corp.	1,338,528	34,213
Texas Instruments Inc.	708,351	28,525
Hewlett-Packard Co.	1,240,554	26,027
* Yahoo! Inc.	590,741	19,589
* Salesforce.com Inc.	345,045	17,911
* Adobe Systems Inc.	306,896	15,940
* Cognizant Technology Solutions Corp. Class A	193,827	15,917
Corning Inc.	939,429	13,706
Applied Materials Inc.	773,741	13,571
Dell Inc.	961,465	13,239
Intuit Inc.	181,474	12,034
* Micron Technology Inc.	667,964	11,669
Symantec Corp.	449,882	11,135
* Cerner Corp.	198,248	10,418
Analog Devices Inc.	199,882	9,404
NetApp Inc.	218,790	9,325
SanDisk Corp.	154,608	9,201
Motorola Solutions Inc.	153,919	9,140
Broadcom Corp. Class A	340,267	8,850
Western Digital Corp.	137,213	8,699
Seagate Technology plc	194,902	8,525
* Citrix Systems Inc.	120,522	8,510
Xilinx Inc.	171,263	8,025
Altera Corp.	205,456	7,635
KLA-Tencor Corp.	106,324	6,470
* Juniper Networks Inc.	309,767	6,152
* Catamaran Corp.	132,570	6,092
CA Inc.	205,189	6,088
Linear Technology Corp.	150,030	5,950
* Autodesk Inc.	143,964	5,927
* Equinix Inc.	31,779	5,836
Avago Technologies Ltd. Class A	135,040	5,823
* Teradata Corp.	104,648	5,802
* Akamai Technologies Inc.	108,841	5,627
* Red Hat Inc.	121,766	5,618
NVIDIA Corp.	353,618	5,502
Maxim Integrated Products Inc.	183,213	5,460
* Lam Research Corp.	104,906	5,370
* ANSYS Inc.	59,494	5,147
Computer Sciences Corp.	94,992	4,915
Microchip Technology Inc.	120,534	4,856
* VeriSign Inc.	92,340	4,699
* Cree Inc.	77,291	4,652
* VMware Inc. Class A	54,160	4,382
* F5 Networks Inc.	50,393	4,322
* NCR Corp.	106,767	4,229
Harris Corp.	68,756	4,077
* ServiceNow Inc.	74,794	3,886
* Rackspace Hosting Inc.	71,500	3,772

* Synopsys Inc.	99,286	3,743
* Nuance Communications Inc.	189,615	3,545
* Workday Inc. Class A	42,551	3,444
* Gartner Inc.	56,920	3,415
Garmin Ltd.	75,407	3,408
* 3D Systems Corp.	58,802	3,175
* Concur Technologies Inc.	28,703	3,172
* Skyworks Solutions Inc.	120,759	3,000
Marvell Technology Group Ltd.	253,368	2,914
* Splunk Inc.	46,785	2,809
LSI Corp.	353,403	2,764
IAC/InterActiveCorp	49,654	2,715
* Informatica Corp.	69,178	2,696
* TIBCO Software Inc.	99,315	2,541
Leidos Holdings Inc.	54,850	2,497
* Ultimate Software Group Inc.	16,910	2,493
* CommVault Systems Inc.	28,346	2,490
* Cadence Design Systems Inc.	182,679	2,466
* MICROS Systems Inc.	49,307	2,462
* athenahealth Inc.	22,383	2,430
Pitney Bowes Inc.	129,762	2,360
Solera Holdings Inc.	44,385	2,347
* Brocade Communications Systems Inc.	284,956	2,294
* Ingram Micro Inc.	98,488	2,270
* JDS Uniphase Corp.	151,671	2,231
* PTC Inc.	76,586	2,177
* ON Semiconductor Corp.	288,982	2,110
* Aspen Technology Inc.	60,469	2,089
* NetSuite Inc.	19,127	2,065
* Teradyne Inc.	122,795	2,029
* Atmel Corp.	261,749	1,947
Mentor Graphics Corp.	73,126	1,709
* Fortinet Inc.	83,771	1,697
* SS&C Technologies Holdings Inc.	44,528	1,696
* Tyler Technologies Inc.	19,392	1,696
* ViaSat Inc.	26,320	1,678
* Ciena Corp.	66,360	1,658
AOL Inc.	47,347	1,637
* Qlik Technologies Inc.	47,615	1,630
* Allscripts Healthcare Solutions Inc.	109,313	1,625
* VeriFone Systems Inc.	70,394	1,609
* Medidata Solutions Inc.	16,161	1,599
* Guidewire Software Inc.	33,207	1,564
* Advanced Micro Devices Inc.	392,897	1,493
* Riverbed Technology Inc.	100,401	1,465
Compuware Corp.	130,570	1,462
DST Systems Inc.	19,357	1,460
* Sourcefire Inc.	19,088	1,449
* SolarWinds Inc.	41,241	1,446
* Microsemi Corp.	59,440	1,441
Diebold Inc.	47,903	1,406
j2 Global Inc.	28,392	1,406
* ACI Worldwide Inc.	25,413	1,374
Lexmark International Inc. Class A	40,634	1,341
* Finisar Corp.	58,538	1,325
* Semtech Corp.	43,818	1,314
* Cavium Inc.	31,194	1,285

* Cornerstone OnDemand Inc.	24,868	1,279
Plantronics Inc.	27,772	1,279
* Verint Systems Inc.	34,299	1,271
* Rovi Corp.	65,406	1,254
Fair Isaac Corp.	22,595	1,249
* ARRIS Group Inc.	71,672	1,223
* SunEdison Inc.	151,077	1,204
* Dealertrack Technologies Inc.	28,066	1,202
* Polycom Inc.	109,120	1,192
* Manhattan Associates Inc.	12,470	1,190
* EchoStar Corp. Class A	26,997	1,186
* Aruba Networks Inc.	69,929	1,164
* Tech Data Corp.	23,122	1,154
* Palo Alto Networks Inc.	25,169	1,153
Blackbaud Inc.	29,530	1,153
* Hittite Microwave Corp.	17,514	1,145
* Sapient Corp.	72,886	1,135
* Fairchild Semiconductor International Inc. Class A	81,464	1,132
* International Rectifier Corp.	45,053	1,116
* Science Applications International Corp.	31,343	1,058
* Silicon Laboratories Inc.	24,504	1,047
* SYNNEX Corp.	16,928	1,040
* CACI International Inc. Class A	14,929	1,032
InterDigital Inc.	26,628	994
* RF Micro Devices Inc.	173,875	981
* Infoblox Inc.	23,313	975
Power Integrations Inc.	17,825	965
* Electronics For Imaging Inc.	30,206	957
Intersil Corp. Class A	85,131	956
ADTRAN Inc.	35,548	947
* TriQuint Semiconductor Inc.	116,118	944
* MedAssets Inc.	36,903	938
* Synaptics Inc.	21,023	931
* Integrated Device Technology Inc.	98,715	930
* Entegris Inc.	91,183	925
* Progress Software Corp.	35,099	908
MKS Instruments Inc.	33,977	903
Cogent Communications Group Inc.	27,923	900
* Cirrus Logic Inc.	38,494	873
Syntel Inc.	10,832	868
NIC Inc.	37,227	860
* PMC - Sierra Inc.	129,881	860
Advent Software Inc.	25,938	824
* FleetMatics Group plc	21,800	819
* Web.com Group Inc.	25,187	815
Cypress Semiconductor Corp.	86,267	806
* Synchronoss Technologies Inc.	20,787	791
* NETGEAR Inc.	25,214	778
* Bottomline Technologies de Inc.	26,857	749
* Sonus Networks Inc.	215,497	728
* QLogic Corp.	64,965	711
* Dycom Industries Inc.	24,895	697
* Infinera Corp.	61,239	693
* Blucora Inc.	29,544	679
* Applied Micro Circuits Corp.	51,107	659
Monolithic Power Systems Inc.	21,753	659
* Fusion-io Inc.	48,100	644

*	Unisys Corp.	25,238	636
	CSG Systems International Inc.	24,756	620
*	RealPage Inc.	26,727	619
*	Ixia	39,012	611
	Tessera Technologies Inc.	31,203	604
*	ScanSource Inc.	17,438	603
*	Rambus Inc.	64,001	602
*	Proofpoint Inc.	18,700	601
	Quality Systems Inc.	27,391	595
*	MicroStrategy Inc. Class A	5,717	593
*	ATMI Inc.	22,346	593
	Tellabs Inc.	257,400	584
	United Online Inc.	71,801	573
*	OmniVision Technologies Inc.	37,284	571
*	Insight Enterprises Inc.	30,101	569
*	Freescale Semiconductor Ltd.	34,123	568
*	InvenSense Inc.	32,100	566
*,^ VirnetX Holding Corp.		27,457	560
*	Diodes Inc.	22,810	559
*	Cabot Microelectronics Corp.	14,507	559
*	Tangoe Inc.	23,100	551
	Monotype Imaging Holdings Inc.	19,218	551
*	Cray Inc.	22,837	550
*	Demandware Inc.	11,771	545
*	SPS Commerce Inc.	7,937	531
*	Interactive Intelligence Group Inc.	8,301	527
*	PROS Holdings Inc.	15,264	522
*	Exar Corp.	38,506	516
*	Netscout Systems Inc.	19,390	496
*	BroadSoft Inc.	13,745	495
	Brooks Automation Inc.	50,844	473
*	Comverse Inc.	14,377	459
*	Digital River Inc.	25,673	459
*	ICG Group Inc.	31,360	445
*	iGATE Corp.	15,976	443
	Computer Programs & Systems Inc.	7,565	443
*	Kulicke & Soffa Industries Inc.	37,973	439
*	Ultratech Inc.	14,396	436
*	EPAM Systems Inc.	12,600	435
*	CalAmp Corp.	24,411	430
*	PDF Solutions Inc.	20,242	430
*	Accelrys Inc.	43,292	427
	Loral Space & Communications Inc.	6,299	427
*	Ruckus Wireless Inc.	24,895	419
*	Harmonic Inc.	54,476	419
*	Spansion Inc. Class A	40,163	405
*	Emulex Corp.	52,039	404
*	Perficient Inc.	21,666	398
*	Ellie Mae Inc.	12,100	387
*	Silicon Graphics International Corp.	22,965	373
*	Extreme Networks Inc.	70,435	368
*	Jive Software Inc.	28,955	362
*	Silicon Image Inc.	67,700	361
*	Lattice Semiconductor Corp.	79,827	356
	Pegasystems Inc.	8,936	356
*	Premiere Global Services Inc.	35,697	356
*	Advanced Energy Industries Inc.	20,269	355

Forrester Research Inc.	9,617	353
Comtech Telecommunications Corp.	14,259	347
* LogMeIn Inc.	11,021	342
* Envestnet Inc.	10,995	341
* Rudolph Technologies Inc.	28,025	319
* Virtusa Corp.	10,920	317
* Tableau Software Inc. Class A	4,362	311
* Shutterstock Inc.	4,250	309
* LivePerson Inc.	32,556	307
* Volterra Semiconductor Corp.	13,250	305
* Zix Corp.	60,346	295
* Responsys Inc.	17,700	292
* FormFactor Inc.	41,106	282
* Kopin Corp.	69,579	280
* Inphi Corp.	20,659	277
Micrel Inc.	30,381	277
* Parkervision Inc.	81,045	271
* Amkor Technology Inc.	63,098	271
* CDW Corp.	11,510	263
Ebix Inc.	26,082	259
Epiq Systems Inc.	19,184	254
Ubiquiti Networks Inc.	7,408	249
* LTX-Credence Corp.	37,526	247
* Nanometrics Inc.	14,833	239
* Super Micro Computer Inc.	17,653	239
* Carbonite Inc.	15,700	235
* Active Network Inc.	16,427	235
* eGain Corp.	15,400	232
IXYS Corp.	23,350	225
* Ceva Inc.	12,676	219
* Oplink Communications Inc.	11,570	218
* Immersion Corp.	16,249	214
PC Connection Inc.	14,091	213
* Pendrell Corp.	108,709	211
* Westell Technologies Inc. Class A	62,382	209
* Integrated Silicon Solution Inc.	18,910	206
* Calix Inc.	16,174	206
* KEYW Holding Corp.	15,268	205
* SciQuest Inc.	8,935	201
* VASCO Data Security International Inc.	24,743	195
* Quantum Corp.	138,972	192
* Photronics Inc.	24,374	191
* Entropic Communications Inc.	43,317	190
* IntraLinks Holdings Inc.	21,215	187
West Corp.	8,338	185
* Rally Software Development Corp.	6,000	180
* Axcelis Technologies Inc.	84,122	177
* Globecomm Systems Inc.	12,058	169
* Cvent Inc.	4,769	168
Inteliquent Inc.	17,244	167
* Seachange International Inc.	14,522	167
* Actuate Corp.	21,595	159
Hackett Group Inc.	21,481	153
* Mercury Systems Inc.	15,276	153
Cohu Inc.	13,973	152
* support.com Inc.	27,817	152
* FalconStor Software Inc.	114,275	151

*	iPass Inc.	74,238	148
	Computer Task Group Inc.	9,180	148
*	Qumu Corp.	11,453	142
*	CIBER Inc.	42,118	139
*	Agilysys Inc.	11,474	137
	PC-Tel Inc.	15,337	136
*	Procera Networks Inc.	8,698	135
*	Cyan Inc.	13,400	135
*	Limelight Networks Inc.	68,252	132
	QAD Inc. Class A	9,568	130
*	Brightcove Inc.	11,500	129
*	KVH Industries Inc.	9,261	128
*	Marketo Inc.	3,887	124
*	PLX Technology Inc.	20,417	123
*	Ultra Clean Holdings Inc.	17,696	122
*	VOXX International Corp. Class A	8,832	121
*	Symmetricom Inc.	24,781	119
*	Digi International Inc.	11,876	119
*	Vocera Communications Inc.	6,320	118
*	Dot Hill Systems Corp.	53,184	114
*	Smith Micro Software Inc.	123,940	112
	Systemax Inc.	11,829	110
*	Textura Corp.	2,493	107
*	Internap Network Services Corp.	14,918	104
*	ShoreTel Inc.	16,884	102
	Supertex Inc.	3,989	101
*	RigNet Inc.	2,760	100
*	Vocus Inc.	10,704	100
*	Mattson Technology Inc.	41,622	99
*	Aviat Networks Inc.	38,549	99
*	Qualys Inc.	4,600	98
*	Unwired Planet Inc.	54,073	94
*,^ MeetMe Inc.		51,673	94
*	Datalink Corp.	6,748	91
*	ID Systems Inc.	14,774	91
*	Pericom Semiconductor Corp.	11,541	90
*	Callidus Software Inc.	9,770	90
	American Software Inc. Class A	10,339	88
	Preformed Line Products Co.	1,227	88
*	Hutchinson Technology Inc.	25,340	88
*	DSP Group Inc.	12,416	88
*	Greenway Medical Technologies	4,200	87
*	Imation Corp.	21,124	87
*	Park City Group Inc.	9,825	86
*	E2open Inc.	3,800	85
*	Millennial Media Inc.	11,900	84
	Transact Technologies Inc.	6,404	84
*	Sigma Designs Inc.	14,565	81
*	GSI Technology Inc.	11,375	80
*	Rosetta Stone Inc.	4,886	79
*	Vringo Inc.	26,300	76
*	Meru Networks Inc.	22,822	75
*	Merge Healthcare Inc.	28,266	74
	ePlus Inc.	1,420	73
*	ANADIGICS Inc.	36,691	72
*	Marin Software Inc.	5,600	70
*	Zhone Technologies Inc.	21,824	69

* Mitek Systems Inc.	13,200	68
* Emcore Corp.	15,100	68
* Gigamon Inc.	1,748	68
* TeleCommunication Systems Inc. Class A	26,867	66
* Premier Inc. Class A	2,034	64
* Novatel Wireless Inc.	24,087	63
* MoSys Inc.	16,896	63
* Radisys Corp.	18,793	60
* Guidance Software Inc.	6,347	58
* Dynamics Research Corp.	7,548	57
* QuickLogic Corp.	21,808	57
* Mindspeed Technologies Inc.	17,301	53
* FireEye Inc.	1,161	48
* Edgewater Technology Inc.	8,642	46
* Benefitfocus Inc.	922	45
Digimarc Corp.	2,214	45
* Wave Systems Corp. Class A	33,071	43
* Telenav Inc.	6,980	41
Tessco Technologies Inc.	1,100	37
Evolving Systems Inc.	3,847	37
Alliance Fiber Optic Products Inc.	1,800	37
* LRAD Corp.	25,183	36
* Peregrine Semiconductor Corp.	3,700	33
* Numerex Corp. Class A	2,845	31
Concurrent Computer Corp.	4,233	31
* AXT Inc.	11,736	27
* Identive Group Inc.	33,237	23
* Crexendo Inc.	7,568	23
* Icad Inc.	4,360	23
* MaxLinear Inc.	2,694	22
* ChannelAdvisor Corp.	603	22
* BroadVision Inc.	2,152	20
* Amtech Systems Inc.	2,616	19
* Innodata Inc.	7,366	19
* NCI Inc. Class A	3,378	19
* RingCentral Inc. Class A	1,014	18
* GSE Systems Inc.	11,559	18
* Violin Memory Inc.	2,176	16
* Voltari Corp.	2,917	16
* Mitel Networks Corp.	2,411	14
* Alpha & Omega Semiconductor Ltd.	1,523	13
* Ikanos Communications Inc.	10,260	13
* Rocket Fuel Inc.	213	11
QAD Inc. Class B	922	10
* Authentidate Holding Corp.	9,199	8
* Bsquare Corp.	2,800	8
* PAR Technology Corp.	1,513	7
* Netlist Inc.	8,200	7
* Lantronix Inc.	4,400	6
* Selectica Inc.	1,020	6
* UniTek Global Services Inc.	3,700	4
* Qualstar Corp.	2,400	3
* Model N Inc.	305	3
Aware Inc.	422	2
* Superconductor Technologies Inc.	1,151	2
Acorn Energy Inc.	200	1

*	Intellicheck Mobilisa Inc.	1,597	1
			1,770,299
Telecommunications (1.3%)
	AT&T Inc.	3,416,366	115,542
	Verizon Communications Inc.	1,840,876	85,895
*	Crown Castle International Corp.	188,027	13,732
	CenturyLink Inc.	386,357	12,124
*	SBA Communications Corp. Class A	82,165	6,611
*	Sprint Corp.	505,227	3,137
	Windstream Holdings Inc.	381,073	3,049
*	T-Mobile US Inc.	116,908	3,036
*	Level 3 Communications Inc.	107,416	2,867
*	tw telecom inc Class A	93,679	2,798
	Frontier Communications Corp.	641,563	2,675
	Telephone & Data Systems Inc.	58,254	1,721
*,^ NII Holdings Inc.		103,129	626
*	Leap Wireless International Inc.	39,632	626
*	8x8 Inc.	51,972	523
	United States Cellular Corp.	9,323	424
	Atlantic Tele-Network Inc.	7,877	411
*	Cincinnati Bell Inc.	147,607	401
	Consolidated Communications Holdings Inc.	20,074	346
	Shenandoah Telecommunications Co.	14,034	338
	EarthLink Inc.	65,092	322
*	Vonage Holdings Corp.	88,277	277
*	inContact Inc.	33,374	276
	Lumos Networks Corp.	11,015	239
*	General Communication Inc. Class A	23,728	226
*	Intelsat SA	8,590	206
	NTELOS Holdings Corp.	10,903	205
	IDT Corp. Class B	10,156	180
	HickoryTech Corp.	14,550	166
	USA Mobility Inc.	11,182	158
*	Iridium Communications Inc.	22,068	152
*	Towerstream Corp.	46,837	134
*	ORBCOMM Inc.	25,091	132
*	Cbeyond Inc.	13,696	88
*	Fairpoint Communications Inc.	7,600	73
*	Alaska Communications Systems Group Inc.	24,367	63
*	Straight Path Communications Inc. Class B	5,078	27
	Alteva	1,857	14
	Primus Telecommunications Group Inc.	2,400	8
*	Elephant Talk Communications Corp.	7,267	5
*	Hawaiian Telcom Holdco Inc.	100	3
			259,836
Utilities (1.9%)
	Duke Energy Corp.	454,052	30,322
	Dominion Resources Inc.	372,493	23,273
	Southern Co.	562,142	23,149
	NextEra Energy Inc.	273,205	21,900
	Exelon Corp.	550,995	16,331
	Spectra Energy Corp.	430,584	14,739
	American Electric Power Co. Inc.	313,121	13,574
	Sempra Energy	149,228	12,774
	PPL Corp.	406,308	12,344
	PG&E Corp.	286,348	11,717

Public Service Enterprise Group Inc.	325,445	10,717
Consolidated Edison Inc.	188,404	10,389
FirstEnergy Corp.	268,977	9,804
Edison International	209,567	9,653
Xcel Energy Inc.	320,077	8,837
Northeast Utilities	202,517	8,354
DTE Energy Co.	112,558	7,427
Entergy Corp.	114,679	7,247
ONEOK Inc.	132,671	7,074
CenterPoint Energy Inc.	275,690	6,608
NiSource Inc.	201,111	6,212
Wisconsin Energy Corp.	146,396	5,911
NRG Energy Inc.	207,745	5,678
Ameren Corp.	156,098	5,438
AES Corp.	406,225	5,399
* Calpine Corp.	254,145	4,938
American Water Works Co. Inc.	113,971	4,705
CMS Energy Corp.	171,685	4,519
Pinnacle West Capital Corp.	70,746	3,873
SCANA Corp.	81,019	3,730
NV Energy Inc.	151,517	3,577
Alliant Energy Corp.	71,243	3,530
National Fuel Gas Co.	50,912	3,501
AGL Resources Inc.	76,015	3,499
ITC Holdings Corp.	33,522	3,146
Pepco Holdings Inc.	160,267	2,959
UGI Corp.	73,356	2,870
Integrys Energy Group Inc.	51,221	2,863
Aqua America Inc.	112,680	2,787
Questar Corp.	112,574	2,532
Westar Energy Inc. Class A	81,598	2,501
Atmos Energy Corp.	58,191	2,478
TECO Energy Inc.	139,785	2,312
Great Plains Energy Inc.	98,952	2,197
Vectren Corp.	53,026	1,768
Cleco Corp.	38,814	1,740
Piedmont Natural Gas Co. Inc.	49,420	1,625
Hawaiian Electric Industries Inc.	63,585	1,596
IDACORP Inc.	32,407	1,569
Southwest Gas Corp.	29,721	1,486
Black Hills Corp.	28,803	1,436
WGL Holdings Inc.	33,071	1,412
Portland General Electric Co.	49,763	1,405
UIL Holdings Corp.	35,778	1,330
ALLETE Inc.	25,714	1,242
South Jersey Industries Inc.	20,647	1,210
UNS Energy Corp.	25,617	1,194
New Jersey Resources Corp.	26,859	1,183
* Dynegy Inc.	60,755	1,174
PNM Resources Inc.	51,110	1,157
NorthWestern Corp.	24,718	1,110
Avista Corp.	39,201	1,035
El Paso Electric Co.	26,236	876
Laclede Group Inc.	19,346	871
MGE Energy Inc.	15,096	823
Northwest Natural Gas Co.	17,907	752
American States Water Co.	23,618	651

	California Water Service Group			26,632	541
	Empire District Electric Co.			23,839	516
	Atlantic Power Corp.			78,065	336
	Ormat Technologies Inc.			11,849	317
	Chesapeake Utilities Corp.			4,634	243
	SJW Corp.			8,583	241
	Middlesex Water Co.			10,426	223
	Connecticut Water Service Inc.			6,114	197
	Unitil Corp.			6,212	182
	York Water Co.			7,846	157
*	Genie Energy Ltd. Class B			10,188	100
	Artesian Resources Corp. Class A			2,320	52
*	Cadiz Inc.			9,960	51
*	Pure Cycle Corp.			7,612	35
	Delta Natural Gas Co. Inc.			1,541	34
*	EuroSite Power Inc.			305	—
					389,258
Total Common Stocks (Cost $6,859,048)					12,007,777
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (27.1%)
U.S. Government Securities (15.9%)
	United States Treasury Note/Bond	2.375%	8/31/14	30,350	30,976
	United States Treasury Note/Bond	0.250%	9/15/14	65,790	65,872
	United States Treasury Note/Bond	2.375%	9/30/14	5,740	5,868
	United States Treasury Note/Bond	0.500%	10/15/14	40,510	40,662
	United States Treasury Note/Bond	0.250%	10/31/14	225	225
	United States Treasury Note/Bond	2.375%	10/31/14	5,150	5,274
	United States Treasury Note/Bond	0.375%	11/15/14	14,992	15,029
	United States Treasury Note/Bond	4.250%	11/15/14	3,500	3,661
	United States Treasury Note/Bond	0.250%	11/30/14	460	461
	United States Treasury Note/Bond	2.125%	11/30/14	14,850	15,189
	United States Treasury Note/Bond	0.250%	12/15/14	11,375	11,387
	United States Treasury Note/Bond	2.625%	12/31/14	14,885	15,341
	United States Treasury Note/Bond	0.250%	1/15/15	47,918	47,963
	United States Treasury Note/Bond	0.250%	1/31/15	639	640
	United States Treasury Note/Bond	2.250%	1/31/15	10,050	10,325
	United States Treasury Note/Bond	0.250%	2/15/15	16,778	16,791
	United States Treasury Note/Bond	4.000%	2/15/15	10,895	11,460
	United States Treasury Note/Bond	11.250%	2/15/15	2,725	3,137
	United States Treasury Note/Bond	0.250%	2/28/15	38,640	38,670
	United States Treasury Note/Bond	2.375%	2/28/15	250	258
	United States Treasury Note/Bond	0.375%	3/15/15	10,950	10,977
	United States Treasury Note/Bond	2.500%	3/31/15	25	26
	United States Treasury Note/Bond	0.375%	4/15/15	50,170	50,280
	United States Treasury Note/Bond	0.125%	4/30/15	165	165
	United States Treasury Note/Bond	2.500%	4/30/15	24,625	25,502
	United States Treasury Note/Bond	0.250%	5/15/15	14,700	14,700
	United States Treasury Note/Bond	4.125%	5/15/15	28,275	30,047
	United States Treasury Note/Bond	0.250%	5/31/15	18,779	18,776
	United States Treasury Note/Bond	2.125%	5/31/15	3,225	3,325
	United States Treasury Note/Bond	0.375%	6/15/15	59,550	59,662
	United States Treasury Note/Bond	1.875%	6/30/15	4,575	4,702
	United States Treasury Note/Bond	0.250%	7/15/15	59,520	59,483
	United States Treasury Note/Bond	0.250%	7/31/15	27,310	27,293

United States Treasury Note/Bond	1.750%	7/31/15	16,800	17,244
United States Treasury Note/Bond	0.250%	8/15/15	44,607	44,565
United States Treasury Note/Bond	10.625%	8/15/15	1,215	1,449
United States Treasury Note/Bond	0.375%	8/31/15	15,000	15,019
United States Treasury Note/Bond	0.250%	9/15/15	50,830	50,766
United States Treasury Note/Bond	0.250%	9/30/15	75	75
United States Treasury Note/Bond	1.250%	9/30/15	760	774
United States Treasury Note/Bond	0.250%	10/15/15	24,715	24,669
United States Treasury Note/Bond	0.375%	11/15/15	15,554	15,556
United States Treasury Note/Bond	4.500%	11/15/15	17,100	18,596
United States Treasury Note/Bond	9.875%	11/15/15	400	481
United States Treasury Note/Bond	1.375%	11/30/15	150	153
United States Treasury Note/Bond	0.250%	12/15/15	24,513	24,444
United States Treasury Note/Bond	0.375%	1/15/16	24,450	24,435
United States Treasury Note/Bond	2.000%	1/31/16	12,000	12,443
United States Treasury Note/Bond	0.375%	2/15/16	82,564	82,486
United States Treasury Note/Bond	4.500%	2/15/16	23,625	25,899
United States Treasury Note/Bond	2.125%	2/29/16	11,050	11,499
United States Treasury Note/Bond	2.625%	2/29/16	16,850	17,740
United States Treasury Note/Bond	0.375%	3/15/16	11,700	11,682
United States Treasury Note/Bond	2.375%	3/31/16	19,075	19,984
United States Treasury Note/Bond	0.250%	4/15/16	35,425	35,231
United States Treasury Note/Bond	2.000%	4/30/16	120	125
United States Treasury Note/Bond	2.625%	4/30/16	20,000	21,094
United States Treasury Note/Bond	0.250%	5/15/16	58,200	57,827
United States Treasury Note/Bond	5.125%	5/15/16	14,750	16,529
United States Treasury Note/Bond	7.250%	5/15/16	9,065	10,663
United States Treasury Note/Bond	0.500%	6/15/16	9,855	9,847
United States Treasury Note/Bond	1.500%	6/30/16	18,000	18,461
United States Treasury Note/Bond	0.625%	7/15/16	49,090	49,167
United States Treasury Note/Bond	1.500%	7/31/16	5,875	6,025
United States Treasury Note/Bond	0.625%	8/15/16	47,850	47,887
United States Treasury Note/Bond	1.000%	8/31/16	16,025	16,200
United States Treasury Note/Bond	3.000%	8/31/16	9,325	9,965
United States Treasury Note/Bond	0.875%	9/15/16	1,150	1,159
United States Treasury Note/Bond	1.000%	9/30/16	43,300	43,760
United States Treasury Note/Bond	3.000%	9/30/16	9,275	9,921
United States Treasury Note/Bond	1.000%	10/31/16	6,580	6,644
United States Treasury Note/Bond	4.625%	11/15/16	425	476
United States Treasury Note/Bond	0.875%	11/30/16	26,407	26,531
United States Treasury Note/Bond	2.750%	11/30/16	2,475	2,632
United States Treasury Note/Bond	0.875%	12/31/16	15,865	15,925
United States Treasury Note/Bond	0.875%	1/31/17	17,450	17,496
United States Treasury Note/Bond	3.125%	1/31/17	15,311	16,490
United States Treasury Note/Bond	4.625%	2/15/17	200	225
United States Treasury Note/Bond	0.875%	2/28/17	7,000	7,011
United States Treasury Note/Bond	3.000%	2/28/17	2,350	2,523
United States Treasury Note/Bond	1.000%	3/31/17	13,845	13,912
United States Treasury Note/Bond	3.250%	3/31/17	21,100	22,841
United States Treasury Note/Bond	0.875%	4/30/17	76,275	76,228
United States Treasury Note/Bond	3.125%	4/30/17	52,750	56,937
United States Treasury Note/Bond	4.500%	5/15/17	200	226
United States Treasury Note/Bond	8.750%	5/15/17	1,970	2,523
United States Treasury Note/Bond	0.625%	5/31/17	7,575	7,492
United States Treasury Note/Bond	2.750%	5/31/17	830	885
United States Treasury Note/Bond	0.750%	6/30/17	635	630
United States Treasury Note/Bond	2.500%	6/30/17	39,650	41,930

United States Treasury Note/Bond	0.500%	7/31/17	6,878	6,750
United States Treasury Note/Bond	2.375%	7/31/17	29,400	30,925
United States Treasury Note/Bond	4.750%	8/15/17	10,950	12,521
United States Treasury Note/Bond	0.625%	8/31/17	8,935	8,798
United States Treasury Note/Bond	1.875%	8/31/17	10,025	10,354
United States Treasury Note/Bond	0.625%	9/30/17	4,115	4,046
United States Treasury Note/Bond	1.875%	9/30/17	12,600	13,006
United States Treasury Note/Bond	0.750%	10/31/17	2,300	2,269
United States Treasury Note/Bond	4.250%	11/15/17	8,020	9,045
United States Treasury Note/Bond	0.625%	11/30/17	10,070	9,867
United States Treasury Note/Bond	0.750%	12/31/17	1,143	1,124
United States Treasury Note/Bond	0.875%	1/31/18	765	755
United States Treasury Note/Bond	3.500%	2/15/18	32,425	35,627
United States Treasury Note/Bond	0.625%	4/30/18	5,175	5,031
United States Treasury Note/Bond	2.625%	4/30/18	16,300	17,298
United States Treasury Note/Bond	3.875%	5/15/18	2,575	2,880
United States Treasury Note/Bond	9.125%	5/15/18	675	915
United States Treasury Note/Bond	1.000%	5/31/18	3,225	3,184
United States Treasury Note/Bond	2.375%	5/31/18	1,600	1,680
United States Treasury Note/Bond	1.375%	6/30/18	10,285	10,314
United States Treasury Note/Bond	2.375%	6/30/18	23,800	24,975
United States Treasury Note/Bond	1.375%	7/31/18	14,535	14,565
United States Treasury Note/Bond	2.250%	7/31/18	15,075	15,725
United States Treasury Note/Bond	4.000%	8/15/18	3,300	3,723
United States Treasury Note/Bond	1.500%	8/31/18	5,820	5,860
United States Treasury Note/Bond	1.375%	9/30/18	71,455	71,421
United States Treasury Note/Bond	1.750%	10/31/18	40,655	41,341
United States Treasury Note/Bond	3.750%	11/15/18	805	898
United States Treasury Note/Bond	1.375%	11/30/18	14,438	14,397
United States Treasury Note/Bond	1.375%	12/31/18	11,375	11,323
United States Treasury Note/Bond	1.250%	1/31/19	27,475	27,136
United States Treasury Note/Bond	2.750%	2/15/19	8,720	9,280
United States Treasury Note/Bond	8.875%	2/15/19	4,350	6,023
United States Treasury Note/Bond	1.375%	2/28/19	7,450	7,394
United States Treasury Note/Bond	1.500%	3/31/19	21,075	21,016
United States Treasury Note/Bond	1.250%	4/30/19	38,000	37,317
United States Treasury Note/Bond	3.125%	5/15/19	7,335	7,949
United States Treasury Note/Bond	1.125%	5/31/19	925	900
United States Treasury Note/Bond	1.000%	6/30/19	225	217
United States Treasury Note/Bond	0.875%	7/31/19	30,900	29,505
United States Treasury Note/Bond	3.625%	8/15/19	7,697	8,545
United States Treasury Note/Bond	8.125%	8/15/19	972	1,327
United States Treasury Note/Bond	1.000%	8/31/19	25,425	24,400
United States Treasury Note/Bond	1.250%	10/31/19	3,800	3,691
United States Treasury Note/Bond	3.375%	11/15/19	25,052	27,487
United States Treasury Note/Bond	1.000%	11/30/19	6,725	6,416
United States Treasury Note/Bond	1.125%	12/31/19	5,442	5,219
United States Treasury Note/Bond	1.375%	1/31/20	507	493
United States Treasury Note/Bond	3.625%	2/15/20	8,270	9,187
United States Treasury Note/Bond	8.500%	2/15/20	3,269	4,602
United States Treasury Note/Bond	1.250%	2/29/20	7,490	7,209
United States Treasury Note/Bond	1.125%	4/30/20	6,100	5,801
United States Treasury Note/Bond	3.500%	5/15/20	6,560	7,236
United States Treasury Note/Bond	1.375%	5/31/20	28,815	27,815
United States Treasury Note/Bond	1.875%	6/30/20	19,250	19,166
United States Treasury Note/Bond	2.000%	7/31/20	12,995	13,030
United States Treasury Note/Bond	2.625%	8/15/20	9,925	10,359

United States Treasury Note/Bond	8.750%	8/15/20	2,725	3,935
United States Treasury Note/Bond	2.625%	11/15/20	58,233	60,572
United States Treasury Note/Bond	3.625%	2/15/21	425	470
United States Treasury Note/Bond	7.875%	2/15/21	400	561
United States Treasury Note/Bond	3.125%	5/15/21	48,262	51,595
United States Treasury Note/Bond	2.125%	8/15/21	27,115	26,899
United States Treasury Note/Bond	2.000%	11/15/21	60,700	59,353
United States Treasury Note/Bond	8.000%	11/15/21	770	1,102
United States Treasury Note/Bond	2.000%	2/15/22	11,295	10,984
United States Treasury Note/Bond	1.750%	5/15/22	14,758	13,983
United States Treasury Note/Bond	1.625%	8/15/22	6,465	6,026
United States Treasury Note/Bond	1.625%	11/15/22	18,367	17,010
United States Treasury Note/Bond	2.000%	2/15/23	22,835	21,757
United States Treasury Note/Bond	7.125%	2/15/23	1,100	1,531
United States Treasury Note/Bond	1.750%	5/15/23	44,343	41,107
United States Treasury Note/Bond	2.500%	8/15/23	33,085	32,764
United States Treasury Note/Bond	6.250%	8/15/23	12,955	17,153
United States Treasury Note/Bond	7.500%	11/15/24	675	986
United States Treasury Note/Bond	6.875%	8/15/25	2,350	3,313
United States Treasury Note/Bond	6.000%	2/15/26	2,345	3,102
United States Treasury Note/Bond	6.750%	8/15/26	3,095	4,364
United States Treasury Note/Bond	6.500%	11/15/26	9,410	13,033
United States Treasury Note/Bond	6.125%	11/15/27	6,150	8,304
United States Treasury Note/Bond	5.500%	8/15/28	10,445	13,370
United States Treasury Note/Bond	5.250%	11/15/28	9,875	12,348
United States Treasury Note/Bond	5.250%	2/15/29	8,540	10,678
United States Treasury Note/Bond	6.125%	8/15/29	2,420	3,305
United States Treasury Note/Bond	6.250%	5/15/30	1,070	1,486
United States Treasury Note/Bond	5.375%	2/15/31	15,700	20,025
United States Treasury Note/Bond	4.500%	2/15/36	250	289
United States Treasury Note/Bond	4.750%	2/15/37	200	239
United States Treasury Note/Bond	5.000%	5/15/37	14,248	17,594
United States Treasury Note/Bond	4.375%	2/15/38	9,742	11,025
United States Treasury Note/Bond	3.500%	2/15/39	19,602	19,216
United States Treasury Note/Bond	4.250%	5/15/39	525	583
United States Treasury Note/Bond	4.500%	8/15/39	12,634	14,582
United States Treasury Note/Bond	4.375%	11/15/39	22,036	24,935
United States Treasury Note/Bond	4.625%	2/15/40	18,260	21,467
United States Treasury Note/Bond	4.375%	5/15/40	950	1,074
United States Treasury Note/Bond	3.875%	8/15/40	9,315	9,702
United States Treasury Note/Bond	4.250%	11/15/40	6,140	6,802
United States Treasury Note/Bond	4.750%	2/15/41	21,538	25,798
United States Treasury Note/Bond	3.125%	11/15/41	21,025	18,952
United States Treasury Note/Bond	3.125%	2/15/42	11,050	9,945
United States Treasury Note/Bond	3.000%	5/15/42	12,925	11,322
United States Treasury Note/Bond	2.750%	8/15/42	23,725	19,662
United States Treasury Note/Bond	2.750%	11/15/42	71,535	59,195
United States Treasury Note/Bond	3.125%	2/15/43	442	396
United States Treasury Note/Bond	2.875%	5/15/43	5,000	4,243
United States Treasury Note/Bond	3.625%	8/15/43	4,600	4,546
				3,199,524
Agency Bonds and Notes (1.8%)
Arab Republic of Egypt	4.450%	9/15/15	1,400	1,504
2 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	125	129
2 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	175	181
2 Federal Farm Credit Banks	1.625%	11/19/14	700	711
2 Federal Farm Credit Banks	0.270%	2/24/15	7,000	7,000

2 Federal Farm Credit Banks	0.500%	6/23/15	500	502
2 Federal Farm Credit Banks	1.500%	11/16/15	350	358
2 Federal Farm Credit Banks	1.050%	3/28/16	250	253
2 Federal Farm Credit Banks	5.125%	8/25/16	925	1,043
2 Federal Farm Credit Banks	4.875%	1/17/17	850	960
2 Federal Home Loan Banks	4.500%	11/14/14	200	210
2 Federal Home Loan Banks	2.750%	12/12/14	125	129
2 Federal Home Loan Banks	0.250%	1/16/15	1,300	1,301
2 Federal Home Loan Banks	0.250%	2/20/15	8,600	8,605
2 Federal Home Loan Banks	0.375%	8/28/15	3,000	3,001
2 Federal Home Loan Banks	5.625%	6/13/16	300	337
2 Federal Home Loan Banks	0.375%	6/24/16	1,500	1,492
2 Federal Home Loan Banks	5.125%	10/19/16	2,825	3,192
2 Federal Home Loan Banks	4.750%	12/16/16	4,170	4,695
2 Federal Home Loan Banks	4.875%	5/17/17	900	1,025
2 Federal Home Loan Banks	1.000%	6/21/17	2,500	2,497
2 Federal Home Loan Banks	4.875%	9/8/17	405	462
2 Federal Home Loan Banks	5.000%	11/17/17	2,350	2,709
2 Federal Home Loan Banks	2.750%	6/8/18	1,625	1,716
2 Federal Home Loan Banks	5.375%	8/15/18	225	265
2 Federal Home Loan Banks	1.875%	3/13/20	500	488
2 Federal Home Loan Banks	4.125%	3/13/20	2,075	2,304
2 Federal Home Loan Banks	3.375%	6/12/20	1,825	1,920
2 Federal Home Loan Banks	5.250%	12/11/20	1,000	1,178
2 Federal Home Loan Banks	5.625%	6/11/21	1,600	1,924
2 Federal Home Loan Banks	2.125%	3/10/23	4,000	3,651
2 Federal Home Loan Banks	5.375%	8/15/24	815	959
2 Federal Home Loan Banks	5.500%	7/15/36	1,275	1,512
3 Federal Home Loan Mortgage Corp.	0.750%	11/25/14	1,525	1,534
3 Federal Home Loan Mortgage Corp.	0.625%	12/29/14	10,825	10,878
3 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	1,130	1,171
3 Federal Home Loan Mortgage Corp.	0.500%	4/17/15	4,000	4,015
3 Federal Home Loan Mortgage Corp.	4.375%	7/17/15	8,257	8,859
3 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	1,000	1,026
3 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	3,000	3,355
3 Federal Home Loan Mortgage Corp.	0.500%	5/13/16	1,700	1,696
3 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	1,100	1,155
3 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	3,100	3,516
3 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	11,605	12,034
3 Federal Home Loan Mortgage Corp.	0.875%	10/14/16	10,000	10,026
3 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	2,600	2,604
3 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	4,000	4,030
3 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	1,575	1,569
3 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	5,500	5,474
3 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	1,300	1,514
3 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	8,200	8,133
3 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	2,800	3,236
3 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	1,800	1,756
3 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	2,000	1,955
3 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	2,720	3,137
3 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	1,625	1,790
3 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	2,900	2,882
3 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	1,700	1,635
3 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	10,975	10,486
3 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,900	1,804
3 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	2,800	2,724
3 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	850	1,147

3 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	2,405	3,130
3 Federal National Mortgage Assn.	4.625%	10/15/14	2,925	3,059
3 Federal National Mortgage Assn.	0.625%	10/30/14	2,640	2,652
3 Federal National Mortgage Assn.	2.625%	11/20/14	4,740	4,869
3 Federal National Mortgage Assn.	0.750%	12/19/14	9,025	9,082
3 Federal National Mortgage Assn.	0.375%	3/16/15	2,250	2,255
3 Federal National Mortgage Assn.	0.500%	5/27/15	2,200	2,209
3 Federal National Mortgage Assn.	0.500%	7/2/15	550	552
3 Federal National Mortgage Assn.	2.375%	7/28/15	1,000	1,038
3 Federal National Mortgage Assn.	2.000%	9/21/15	405	418
3 Federal National Mortgage Assn.	0.500%	9/28/15	22,600	22,649
3 Federal National Mortgage Assn.	4.375%	10/15/15	2,350	2,539
3 Federal National Mortgage Assn.	1.625%	10/26/15	5,870	6,018
3 Federal National Mortgage Assn.	0.375%	12/21/15	1,775	1,772
3 Federal National Mortgage Assn.	5.000%	3/15/16	2,150	2,383
3 Federal National Mortgage Assn.	0.500%	3/30/16	2,725	2,722
3 Federal National Mortgage Assn.	2.375%	4/11/16	6,475	6,770
3 Federal National Mortgage Assn.	0.375%	7/5/16	2,000	1,986
3 Federal National Mortgage Assn.	0.625%	8/26/16	2,500	2,494
3 Federal National Mortgage Assn.	5.250%	9/15/16	1,350	1,529
3 Federal National Mortgage Assn.	1.250%	9/28/16	7,255	7,362
3 Federal National Mortgage Assn.	1.375%	11/15/16	11,955	12,163
3 Federal National Mortgage Assn.	1.250%	1/30/17	2,725	2,755
3 Federal National Mortgage Assn.	5.000%	2/13/17	1,975	2,241
3 Federal National Mortgage Assn.	1.125%	4/27/17	10,600	10,639
3 Federal National Mortgage Assn.	0.875%	10/26/17	16,150	15,920
3 Federal National Mortgage Assn.	0.875%	12/20/17	3,000	2,946
3 Federal National Mortgage Assn.	0.875%	2/8/18	6,000	5,874
3 Federal National Mortgage Assn.	0.875%	5/21/18	1,900	1,848
3 Federal National Mortgage Assn.	1.875%	9/18/18	7,300	7,390
3 Federal National Mortgage Assn.	1.625%	11/27/18	4,000	3,988
3 Federal National Mortgage Assn.	0.000%	10/9/19	1,110	943
3 Federal National Mortgage Assn.	7.125%	1/15/30	1,405	1,950
3 Federal National Mortgage Assn.	7.250%	5/15/30	2,025	2,849
3 Federal National Mortgage Assn.	6.625%	11/15/30	1,320	1,762
3 Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,531
2 Financing Corp.	9.800%	4/6/18	500	678
2 Financing Corp.	9.650%	11/2/18	475	658
Private Export Funding Corp.	3.050%	10/15/14	150	154
Private Export Funding Corp.	1.375%	2/15/17	175	177
Private Export Funding Corp.	2.250%	12/15/17	200	206
Private Export Funding Corp.	1.875%	7/15/18	300	302
Private Export Funding Corp.	4.375%	3/15/19	350	394
Private Export Funding Corp.	1.450%	8/15/19	250	242
Private Export Funding Corp.	4.300%	12/15/21	175	194
Private Export Funding Corp.	2.800%	5/15/22	200	197
Private Export Funding Corp.	2.050%	11/15/22	4,175	3,790
Private Export Funding Corp.	2.450%	7/15/24	525	478
State of Israel	5.500%	12/4/23	375	446
State of Israel	5.500%	4/26/24	1,400	1,667
2 Tennessee Valley Authority	4.500%	4/1/18	655	738
2 Tennessee Valley Authority	1.750%	10/15/18	600	600
2 Tennessee Valley Authority	3.875%	2/15/21	905	974
2 Tennessee Valley Authority	1.875%	8/15/22	425	384
2 Tennessee Valley Authority	6.750%	11/1/25	100	131
2 Tennessee Valley Authority	7.125%	5/1/30	2,000	2,628
2 Tennessee Valley Authority	4.650%	6/15/35	500	512

2	Tennessee Valley Authority	5.880%	4/1/36	285	341
2	Tennessee Valley Authority	5.500%	6/15/38	225	253
2	Tennessee Valley Authority	5.250%	9/15/39	425	465
2	Tennessee Valley Authority	3.500%	12/15/42	950	778
2	Tennessee Valley Authority	5.375%	4/1/56	580	625
2	Tennessee Valley Authority	4.625%	9/15/60	519	487
					354,140
Conventional Mortgage-Backed Securities (9.1%)
3,4,5Fannie Mae Pool		2.000%	10/1/28	4,125	4,023
3,4,5Fannie Mae Pool		2.500%	3/1/27–1/1/43	46,560	46,731
3,4,5Fannie Mae Pool		3.000%	11/1/26–10/1/43	131,599	131,617
3,4,5Fannie Mae Pool		3.500%	9/1/25–10/1/43	169,095	174,005
3,4,5Fannie Mae Pool		4.000%	7/1/18–10/1/43	143,299	150,926
3,4,5Fannie Mae Pool		4.500%	10/1/13–10/1/43	97,367	104,136
3,4,5Fannie Mae Pool		5.000%	3/1/17–10/1/43	81,857	88,803
3,4,5Fannie Mae Pool		5.500%	11/1/16–10/1/43	68,385	74,670
3,4	Fannie Mae Pool	6.000%	11/1/13–5/1/41	47,366	52,059
3,4	Fannie Mae Pool	6.500%	4/1/14–10/1/39	16,880	18,811
3,4	Fannie Mae Pool	7.000%	7/1/14–11/1/37	4,362	4,947
3,4	Fannie Mae Pool	7.500%	4/1/15–12/1/32	523	584
3,4	Fannie Mae Pool	8.000%	7/1/15–11/1/30	88	94
3,4	Fannie Mae Pool	8.500%	11/1/18–9/1/30	72	82
3,4	Fannie Mae Pool	9.000%	7/1/22–8/1/26	26	26
3,4	Fannie Mae Pool	9.500%	5/1/16–2/1/25	3	4
3,4	Freddie Mac Gold Pool	2.000%	8/1/28	1,343	1,311
3,4,5Freddie Mac Gold Pool		2.500%	7/1/28–2/1/43	33,396	33,418
3,4,5Freddie Mac Gold Pool		3.000%	1/1/27–10/1/43	62,664	62,644
3,4,5Freddie Mac Gold Pool		3.500%	8/1/25–10/1/43	84,595	86,613
3,4,5Freddie Mac Gold Pool		4.000%	7/1/18–10/1/43	74,882	78,448
3,4,5Freddie Mac Gold Pool		4.500%	9/1/15–10/1/43	62,792	66,920
3,4,5Freddie Mac Gold Pool		5.000%	4/1/17–10/1/43	45,736	49,316
3,4	Freddie Mac Gold Pool	5.500%	1/1/14–6/1/41	40,050	43,606
3,4,5Freddie Mac Gold Pool		6.000%	11/1/13–10/1/43	26,027	28,465
3,4	Freddie Mac Gold Pool	6.500%	10/1/13–3/1/39	7,664	8,523
3,4	Freddie Mac Gold Pool	7.000%	9/1/14–12/1/38	1,947	2,211
3,4	Freddie Mac Gold Pool	7.500%	11/1/14–1/1/32	266	303
3,4	Freddie Mac Gold Pool	8.000%	1/1/16–10/1/31	293	327
3,4	Freddie Mac Gold Pool	8.500%	4/1/20–5/1/30	28	32
3,4	Freddie Mac Gold Pool	9.000%	10/1/21–4/1/30	21	23
3,4	Freddie Mac Gold Pool	9.500%	4/1/16–4/1/25	3	5
3,4	Freddie Mac Gold Pool	10.000%	3/1/17–4/1/25	4	4
4,5	Ginnie Mae I Pool	3.000%	1/15/26–10/1/43	14,892	14,741
4,5	Ginnie Mae I Pool	3.500%	11/15/25–10/1/43	18,428	19,039
4,5	Ginnie Mae I Pool	4.000%	10/15/24–10/1/43	30,458	32,184
4	Ginnie Mae I Pool	4.500%	8/15/18–1/15/42	42,137	45,360
4,5	Ginnie Mae I Pool	5.000%	1/15/18–10/1/43	26,675	29,054
4	Ginnie Mae I Pool	5.500%	3/15/15–6/15/41	14,689	16,161
4,5	Ginnie Mae I Pool	6.000%	12/15/13–10/1/43	10,565	11,688
4	Ginnie Mae I Pool	6.500%	7/15/14–8/15/39	3,152	3,480
4	Ginnie Mae I Pool	7.000%	5/15/15–8/15/32	1,195	1,352
4	Ginnie Mae I Pool	7.500%	10/15/22–3/15/32	340	383
4	Ginnie Mae I Pool	8.000%	3/15/22–3/15/32	238	257
4	Ginnie Mae I Pool	8.500%	8/15/22–6/15/30	30	33
4	Ginnie Mae I Pool	9.000%	6/15/16–2/15/30	40	42
4	Ginnie Mae I Pool	9.500%	8/15/20–1/15/25	2	2
4	Ginnie Mae I Pool	10.000%	3/15/19	1	1
4	Ginnie Mae II Pool	2.500%	2/20/28–6/20/28	1,761	1,794

4,5	Ginnie Mae II Pool	3.000%	2/20/27–10/1/43	57,904	57,322
4,5	Ginnie Mae II Pool	3.500%	9/20/25–10/1/43	97,846	101,060
4,5	Ginnie Mae II Pool	4.000%	9/20/25–10/1/43	57,389	60,841
4,5	Ginnie Mae II Pool	4.500%	11/20/35–10/1/43	58,433	63,270
4	Ginnie Mae II Pool	5.000%	3/20/18–6/20/42	38,630	42,332
4	Ginnie Mae II Pool	5.500%	11/20/34–9/20/41	13,592	14,939
4	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	7,765	8,600
4	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	2,593	2,927
4	Ginnie Mae II Pool	7.000%	4/20/38–8/20/38	433	491
					1,841,040
Nonconventional Mortgage-Backed Securities (0.3%)
3,4,6Fannie Mae Pool		1.563%	4/1/37	72	75
3,4	Fannie Mae Pool	2.110%	3/1/43	838	840
3,4,6Fannie Mae Pool		2.142%	9/1/37	178	191
3,4	Fannie Mae Pool	2.193%	12/1/41	595	623
3,4	Fannie Mae Pool	2.197%	9/1/42	681	698
3,4	Fannie Mae Pool	2.205%	6/1/43	923	926
3,4,6Fannie Mae Pool		2.228%	8/1/37	169	179
3,4	Fannie Mae Pool	2.243%	10/1/42	541	548
3,4	Fannie Mae Pool	2.269%	7/1/43	996	961
3,4,6Fannie Mae Pool		2.278%	8/1/35	234	250
3,4	Fannie Mae Pool	2.408%	7/1/42	829	844
3,4	Fannie Mae Pool	2.419%	5/1/42	1,705	1,755
3,4	Fannie Mae Pool	2.449%	5/1/43	1,883	1,855
3,4	Fannie Mae Pool	2.477%	10/1/42	1,034	1,053
3,4,6Fannie Mae Pool		2.490%	2/1/36	161	164
3,4,6Fannie Mae Pool		2.504%	6/1/36	17	18
3,4	Fannie Mae Pool	2.512%	12/1/40	493	512
3,4	Fannie Mae Pool	2.529%	10/1/40	324	337
3,4,6Fannie Mae Pool		2.555%	1/1/35	283	305
3,4,6Fannie Mae Pool		2.608%	9/1/34	90	96
3,4	Fannie Mae Pool	2.617%	11/1/41	487	503
3,4	Fannie Mae Pool	2.618%	12/1/41	537	554
3,4	Fannie Mae Pool	2.669%	1/1/42	555	572
3,4,6Fannie Mae Pool		2.670%	1/1/37	260	280
3,4	Fannie Mae Pool	2.794%	3/1/42	940	970
3,4	Fannie Mae Pool	2.801%	1/1/42	619	639
3,4,6Fannie Mae Pool		2.810%	11/1/33	91	100
3,4	Fannie Mae Pool	2.825%	3/1/41	382	397
3,4	Fannie Mae Pool	2.841%	11/1/41	503	523
3,4	Fannie Mae Pool	2.908%	12/1/40	219	225
3,4	Fannie Mae Pool	2.946%	5/1/42	352	374
3,4	Fannie Mae Pool	3.004%	3/1/42	652	691
3,4	Fannie Mae Pool	3.036%	3/1/41	528	552
3,4	Fannie Mae Pool	3.066%	2/1/42	567	599
3,4	Fannie Mae Pool	3.075%	2/1/41	371	385
3,4	Fannie Mae Pool	3.135%	2/1/41	207	216
3,4	Fannie Mae Pool	3.156%	2/1/41	247	257
3,4	Fannie Mae Pool	3.164%	12/1/40	211	222
3,4	Fannie Mae Pool	3.182%	9/1/40	167	174
3,4	Fannie Mae Pool	3.208%	12/1/40	239	252
3,4	Fannie Mae Pool	3.222%	8/1/40	191	199
3,4	Fannie Mae Pool	3.254%	10/1/40	295	309
3,4	Fannie Mae Pool	3.262%	1/1/41	326	339
3,4	Fannie Mae Pool	3.283%	5/1/41	484	507
3,4	Fannie Mae Pool	3.291%	1/1/40	333	346
3,4	Fannie Mae Pool	3.294%	11/1/40	205	216

3,4	Fannie Mae Pool	3.336%	8/1/42	627	653
3,4	Fannie Mae Pool	3.342%	7/1/42	433	466
3,4	Fannie Mae Pool	3.394%	5/1/40	134	140
3,4	Fannie Mae Pool	3.418%	1/1/40	508	527
3,4	Fannie Mae Pool	3.438%	12/1/39	644	669
3,4	Fannie Mae Pool	3.492%	5/1/40	106	110
3,4	Fannie Mae Pool	3.497%	10/1/39	145	151
3,4	Fannie Mae Pool	3.548%	3/1/40	590	614
3,4	Fannie Mae Pool	3.569%	6/1/41–7/1/41	694	725
3,4	Fannie Mae Pool	3.580%	8/1/39	144	151
3,4	Fannie Mae Pool	3.592%	11/1/39	85	89
3,4	Fannie Mae Pool	3.634%	4/1/41	309	322
3,4	Fannie Mae Pool	3.650%	11/1/39	133	138
3,4	Fannie Mae Pool	3.698%	5/1/40	1,140	1,189
3,4	Fannie Mae Pool	3.727%	7/1/39	76	79
3,4	Fannie Mae Pool	3.751%	6/1/41	495	520
3,4	Fannie Mae Pool	3.797%	2/1/40	700	729
3,4,6Fannie Mae Pool		3.807%	11/1/34	154	161
3,4	Fannie Mae Pool	3.822%	9/1/40	403	426
3,4	Fannie Mae Pool	4.228%	12/1/39	424	448
3,4,6Fannie Mae Pool		4.327%	10/1/38	227	241
3,4,6Fannie Mae Pool		4.920%	12/1/33	73	77
3,4	Fannie Mae Pool	5.152%	3/1/38	129	137
3,4	Fannie Mae Pool	5.241%	7/1/36	110	117
3,4,6Fannie Mae Pool		5.249%	11/1/39	286	310
3,4	Fannie Mae Pool	5.367%	8/1/39	575	621
3,4	Fannie Mae Pool	5.665%	4/1/37	332	354
3,4	Fannie Mae Pool	5.794%	12/1/37	269	290
3,4	Fannie Mae Pool	6.014%	7/1/37	36	38
3,4,6Fannie Mae Pool		6.024%	11/1/36	347	369
3,4	Fannie Mae Pool	6.132%	10/1/37	283	303
3,4,6Freddie Mac Non Gold Pool		2.114%	1/1/37	216	230
3,4,6Freddie Mac Non Gold Pool		2.220%	7/1/35	176	187
3,4,6Freddie Mac Non Gold Pool		2.375%	11/1/34–5/1/36	205	216
3,4,6Freddie Mac Non Gold Pool		2.544%	8/1/37	236	249
3,4	Freddie Mac Non Gold Pool	2.582%	2/1/42	320	331
3,4,6Freddie Mac Non Gold Pool		2.603%	1/1/35	24	26
3,4	Freddie Mac Non Gold Pool	2.619%	12/1/40	225	231
3,4,6Freddie Mac Non Gold Pool		2.677%	10/1/37	79	83
3,4	Freddie Mac Non Gold Pool	2.697%	11/1/40	132	136
3,4	Freddie Mac Non Gold Pool	2.710%	12/1/40	512	527
3,4,6Freddie Mac Non Gold Pool		2.718%	12/1/35	133	141
3,4,6Freddie Mac Non Gold Pool		2.720%	12/1/34	116	121
3,4,6Freddie Mac Non Gold Pool		2.725%	12/1/36	94	98
3,4	Freddie Mac Non Gold Pool	2.764%	2/1/42	467	493
3,4	Freddie Mac Non Gold Pool	2.782%	1/1/41	284	291
3,4	Freddie Mac Non Gold Pool	2.905%	2/1/41	467	484
3,4	Freddie Mac Non Gold Pool	2.958%	2/1/41	143	149
3,4	Freddie Mac Non Gold Pool	3.086%	6/1/41	229	238
3,4	Freddie Mac Non Gold Pool	3.093%	3/1/41	177	183
3,4	Freddie Mac Non Gold Pool	3.146%	11/1/40	274	284
3,4	Freddie Mac Non Gold Pool	3.233%	6/1/40	175	181
3,4	Freddie Mac Non Gold Pool	3.363%	5/1/40	75	78
3,4	Freddie Mac Non Gold Pool	3.426%	3/1/42	756	795
3,4	Freddie Mac Non Gold Pool	3.459%	8/1/40	427	447
3,4	Freddie Mac Non Gold Pool	3.463%	5/1/40	84	88
3,4	Freddie Mac Non Gold Pool	3.490%	4/1/40	206	214

3,4	Freddie Mac Non Gold Pool	3.556%	11/1/39	514	535
3,4	Freddie Mac Non Gold Pool	3.589%	6/1/40	137	143
3,4	Freddie Mac Non Gold Pool	3.634%	6/1/40	201	209
3,4	Freddie Mac Non Gold Pool	3.645%	1/1/40	206	215
3,4	Freddie Mac Non Gold Pool	3.674%	9/1/40	388	405
3,4	Freddie Mac Non Gold Pool	4.021%	3/1/40	676	707
3,4	Freddie Mac Non Gold Pool	4.659%	5/1/38	28	30
3,4	Freddie Mac Non Gold Pool	4.794%	12/1/35	330	346
3,4	Freddie Mac Non Gold Pool	5.054%	3/1/37	35	37
3,4	Freddie Mac Non Gold Pool	5.066%	10/1/36	135	141
3,4	Freddie Mac Non Gold Pool	5.250%	3/1/38	294	315
3,4	Freddie Mac Non Gold Pool	5.354%	1/1/38	52	55
3,4	Freddie Mac Non Gold Pool	5.469%	2/1/36	136	145
3,4	Freddie Mac Non Gold Pool	5.739%	9/1/37	706	759
3,4	Freddie Mac Non Gold Pool	5.780%	10/1/37	5	5
3,4	Freddie Mac Non Gold Pool	5.802%	5/1/37	486	522
3,4	Freddie Mac Non Gold Pool	5.983%	12/1/36	98	105
3,4	Freddie Mac Non Gold Pool	6.360%	2/1/37	56	60
4	Ginnie Mae II Pool	2.000%	6/20/43	915	944
4	Ginnie Mae II Pool	2.500%	11/20/40–1/20/42	4,069	4,230
4,5	Ginnie Mae II Pool	3.000%	11/20/40–11/20/41	2,843	2,983
4,5	Ginnie Mae II Pool	3.500%	10/20/39–8/20/41	1,428	1,512
4	Ginnie Mae II Pool	3.750%	1/20/40	483	501
4,5	Ginnie Mae II Pool	4.000%	9/20/39–10/20/41	2,302	2,395
4,6	Ginnie Mae II Pool	5.000%	7/20/38–10/20/38	65	67
					57,662
Total U.S. Government and Agency Obligations (Cost $5,425,578)					5,452,366
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
4	AEP Texas Central Transition Funding II LLC
	2006-A	5.170%	1/1/18	207	232
4	Ally Auto Receivables Trust 2011-2	1.980%	4/15/16	425	430
4	Ally Auto Receivables Trust 2011-4	1.140%	6/15/16	211	212
4	Ally Auto Receivables Trust 2012-5	0.850%	1/16/18	365	366
4	AmeriCredit Automobile Receivables Trust
	2012-1	1.230%	9/8/16	100	100
4	AmeriCredit Automobile Receivables Trust
	2013-1	0.610%	10/10/17	108	108
4	AmeriCredit Automobile Receivables Trust
	2013-2	0.650%	12/8/17	74	73
4	AmeriCredit Automobile Receivables Trust
	2013-3	0.920%	4/9/18	203	202
4	AmeriCredit Automobile Receivables Trust
	2013-4	0.960%	4/9/18	80	80
4	Banc of America Commercial Mortgage Trust
	2004-2	4.153%	11/10/38	14	14
4	Banc of America Commercial Mortgage Trust
	2004-3	5.743%	6/10/39	166	169
4	Banc of America Commercial Mortgage Trust
	2004-4	4.877%	7/10/42	1,379	1,403
4	Banc of America Commercial Mortgage Trust
	2005-1	5.344%	11/10/42	124	126
4	Banc of America Commercial Mortgage Trust
	2005-2	4.857%	7/10/43	165	173
4	Banc of America Commercial Mortgage Trust
	2005-5	5.115%	10/10/45	810	873

4 Banc of America Commercial Mortgage Trust
2005-6	5.358%	9/10/47	260	279
4 Banc of America Commercial Mortgage Trust
2005-6	5.358%	9/10/47	245	265
4 Banc of America Commercial Mortgage Trust
2006-1	5.372%	9/10/45	763	826
4 Banc of America Commercial Mortgage Trust
2006-1	5.421%	9/10/45	50	54
4 Banc of America Commercial Mortgage Trust
2006-2	5.924%	5/10/45	945	1,035
4 Banc of America Commercial Mortgage Trust
2006-2	5.959%	5/10/45	160	163
4 Banc of America Commercial Mortgage Trust
2006-4	5.634%	7/10/46	1,780	1,953
4 Banc of America Commercial Mortgage Trust
2006-5	5.414%	9/10/47	905	981
4 Banc of America Commercial Mortgage Trust
2006-5	5.448%	9/10/47	200	215
4 Banc of America Commercial Mortgage Trust
2007-1	5.482%	1/15/49	360	384
4 Banc of America Commercial Mortgage Trust
2008-1	6.395%	2/10/51	1,400	1,609
4 Bear Stearns Commercial Mortgage
Securities Trust 2004-PWR6	4.825%	11/11/41	190	196
4 Bear Stearns Commercial Mortgage
Securities Trust 2004-PWR6	4.868%	11/11/41	100	103
4 Bear Stearns Commercial Mortgage
Securities Trust 2004-TOP14	5.200%	1/12/41	139	141
4 Bear Stearns Commercial Mortgage
Securities Trust 2005-PWR10	5.405%	12/11/40	930	1,004
4 Bear Stearns Commercial Mortgage
Securities Trust 2005-PWR8	4.750%	6/11/41	200	206
4 Bear Stearns Commercial Mortgage
Securities Trust 2005-TOP18	4.933%	2/13/42	337	353
4 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR11	5.610%	3/11/39	585	631
4 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR12	5.895%	9/11/38	275	300
4 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR13	5.582%	9/11/41	160	178
4 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP22	5.764%	4/12/38	250	272
4 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP22	5.764%	4/12/38	570	623
4 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP24	5.568%	10/12/41	425	470
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR16	5.846%	6/11/40	250	254
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR16	5.898%	6/11/40	435	490
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17	5.694%	6/11/50	770	867
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17	5.915%	6/11/50	735	833
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR18	5.700%	6/11/50	850	959

4 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.471%	1/12/45	323	362
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.513%	1/12/45	335	362
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP28	5.742%	9/11/42	1,945	2,220
4 Capital Auto Receivables Asset Trust 2013-1	0.790%	6/20/17	215	213
4 Capital Auto Receivables Asset Trust 2013-3	1.040%	11/21/16	230	229
4 Capital Auto Receivables Asset Trust 2013-3	1.310%	12/20/17	228	228
4 Capital Auto Receivables Asset Trust 2013-3	1.680%	4/20/18	135	135
4 Capital One Multi-asset Execution Trust 2006-
A3	5.050%	12/17/18	3,500	3,844
4 Capital One Multi-asset Execution Trust 2007-
A7	5.750%	7/15/20	550	639
4 CarMax Auto Owner Trust 2012-3	0.790%	4/16/18	145	144
4 Carmax Auto Owner Trust 2013-2	0.640%	1/16/18	234	233
4 Carmax Auto Owner Trust 2013-3	0.970%	4/16/18	270	271
4 Carmax Auto Owner Trust 2013-2	0.840%	11/15/18	97	95
4 Carmax Auto Owner Trust 2013-3	1.490%	1/15/19	140	141
4 CD 2005-CD1 Commercial Mortgage Trust	5.393%	7/15/44	300	323
4 CD 2005-CD1 Commercial Mortgage Trust	5.393%	7/15/44	600	641
4 CD 2006-CD3 Mortgage Trust	5.617%	10/15/48	1,300	1,411
4 CD 2006-CD3 Mortgage Trust	5.648%	10/15/48	425	470
4 CD 2007-CD4 Commercial Mortgage Trust	5.205%	12/11/49	61	61
4 CD 2007-CD4 Commercial Mortgage Trust	5.322%	12/11/49	1,010	1,108
4 CD 2007-CD5 Mortgage Trust	5.886%	11/15/44	1,770	1,990
4 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.170%	8/1/19	139	152
4 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.302%	8/1/20	81	95
4 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	800	781
4 Chase Issuance Trust 2006-A2	5.160%	4/16/18	1,030	1,135
4 Chase Issuance Trust 2012-A5	0.590%	8/15/17	361	360
4 Chase Issuance Trust 2012-A7	2.160%	9/16/24	914	852
4 Citibank Credit Card Issuance Trust 2003-A7	4.150%	7/7/17	611	649
4 Citibank Credit Card Issuance Trust 2004-A8	4.900%	12/12/16	635	666
4 Citibank Credit Card Issuance Trust 2005-A2	4.850%	3/10/17	300	318
4 Citibank Credit Card Issuance Trust 2005-A9	5.100%	11/20/17	803	877
4 Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	550	638
4 Citibank Credit Card Issuance Trust 2008-A1	5.350%	2/7/20	621	716
4 Citibank Credit Card Issuance Trust 2009-A4	4.900%	6/23/16	1,075	1,108
4 Citigroup Commercial Mortgage Trust 2013-
GC15	3.161%	9/10/46	225	232
4 Citigroup Commercial Mortgage Trust 2013-
GC15	4.371%	9/10/46	225	232
4 Citigroup Commercial Mortgage Trust 2013-
GC15	4.649%	9/10/46	250	257
4 Citigroup Commercial Mortgage Trust 2004-
C2	4.623%	10/15/41	17	17
4 Citigroup Commercial Mortgage Trust 2005-
C3	4.830%	5/15/43	885	928
4 Citigroup Commercial Mortgage Trust 2006-
C4	5.951%	3/15/49	500	547
4 Citigroup Commercial Mortgage Trust 2006-
C4	5.951%	3/15/49	1,100	1,209

4	Citigroup Commercial Mortgage Trust 2006-
	C5	5.431%	10/15/49	200	221
4	Citigroup Commercial Mortgage Trust 2006-
	C5	5.462%	10/15/49	150	164
4	Citigroup Commercial Mortgage Trust 2007-
	C6	5.885%	12/10/49	1,050	1,183
4	Citigroup Commercial Mortgage Trust 2008-
	C7	6.336%	12/10/49	1,343	1,526
4	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	225	216
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	100	95
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.422%	4/10/46	100	96
4	COBALT CMBS Commercial Mortgage Trust
	2007-C3	5.966%	5/15/46	1,000	1,128
4	COMM 2004-LNB2 Mortgage Trust	4.715%	3/10/39	291	294
4	COMM 2005-C6 Mortgage Trust	5.116%	6/10/44	1,170	1,235
4	COMM 2006-C7 Mortgage Trust	5.947%	6/10/46	1,050	1,159
4	COMM 2006-C7 Mortgage Trust	5.972%	6/10/46	200	217
4	COMM 2007-C9 Mortgage Trust	5.993%	12/10/49	900	1,024
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	144	139
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	189	188
[4,7] COMM 2012-CCRE3 Mortgage Trust		3.416%	11/15/45	227	217
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	350	329
4	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	183	175
4	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	150	144
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	223	221
4	COMM 2013-CCRE9 Mortgage Trust	4.380%	7/10/45	365	382
4	COMM 2013-CCRE9 Mortgage Trust	4.210%	8/10/46	160	167
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	277	262
4	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	154	145
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	230	237
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	230	237
4	Commercial Mortgage Trust 2004-GG1	5.317%	6/10/36	855	866
4	Commercial Mortgage Trust 2005-GG3	4.799%	8/10/42	1,775	1,843
4	Commercial Mortgage Trust 2005-GG3	4.859%	8/10/42	225	235
4	Commercial Mortgage Trust 2005-GG5	5.224%	4/10/37	1,788	1,898
4	Commercial Mortgage Trust 2005-GG5	5.277%	4/10/37	275	292
4	Commercial Mortgage Trust 2006-GG7	6.056%	7/10/38	285	313
4	Commercial Mortgage Trust 2007-GG9	5.475%	3/10/39	75	80
[4,7] Commercial Mortgages Lease-Backed
	Certificates Series 2001-CMLB-1	6.746%	6/20/31	362	378
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1	5.567%	2/15/39	695	752
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1	5.567%	2/15/39	240	259
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1	5.567%	2/15/39	400	432
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.993%	6/15/38	965	1,059
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.993%	6/15/38	225	245
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C4	5.509%	9/15/39	175	188
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C5	5.311%	12/15/39	460	507

4 Credit Suisse Commercial Mortgage Trust
Series 2007-C1	5.383%	2/15/40	696	771
4 Credit Suisse Commercial Mortgage Trust
Series 2007-C3	5.872%	6/15/39	495	547
4 CSFB Commercial Mortgage Trust 2004-C1	4.750%	1/15/37	666	670
4 CSFB Commercial Mortgage Trust 2005-C1	5.014%	2/15/38	896	927
4 CSFB Commercial Mortgage Trust 2005-C1	5.075%	2/15/38	218	228
4 CSFB Commercial Mortgage Trust 2005-C4	5.190%	8/15/38	150	158
4 CSFB Commercial Mortgage Trust 2005-C5	5.100%	8/15/38	80	85
4 CSFB Commercial Mortgage Trust 2005-C6	5.230%	12/15/40	160	169
4 Discover Card Execution Note Trust 2007-A1	5.650%	3/16/20	860	995
4 Ford Credit Auto Owner Trust 2009-E	2.420%	11/15/14	37	37
4 Ford Credit Auto Owner Trust 2010-A	2.150%	6/15/15	373	374
4 Ford Credit Auto Owner Trust 2011-A	1.650%	5/15/16	120	121
4 Ford Credit Auto Owner Trust 2012-A	1.150%	6/15/17	400	403
4 Ford Credit Auto Owner Trust 2012-B	0.720%	12/15/16	100	100
4 Ford Credit Auto Owner Trust 2013-A	0.550%	7/15/17	289	288
4 Ford Credit Auto Owner Trust 2013-B	0.570%	10/15/17	190	189
4 Ford Credit Auto Owner Trust 2013-B	0.760%	8/15/18	100	100
4 Ford Credit Auto Owner Trust 2013-C	0.820%	12/15/17	249	249
4 Ford Credit Auto Owner Trust 2013-C	1.250%	10/15/18	83	83
4 Ford Credit Floorplan Master Owner Trust A
Series 2013-5	1.500%	9/15/18	350	353
4 GE Capital Credit Card Master Note Trust
Series 2012-7	1.760%	9/15/22	409	398
4 GE Commercial Mortgage Corp. Series 2005-
C3 Trust	4.974%	7/10/45	315	334
4 GE Commercial Mortgage Corp. Series 2006-
C1 Trust	5.458%	3/10/44	950	1,024
4 GE Commercial Mortgage Corp. Series 2006-
C1 Trust	5.458%	3/10/44	325	355
4 GE Commercial Mortgage Corp. Series 2007-
C1 Trust	5.543%	12/10/49	850	941
4 GMAC Commercial Mortgage Securities Inc.
Series 2004-C1 Trust	4.908%	3/10/38	58	58
4 GMAC Commercial Mortgage Securities Inc.
Series 2004-C3 Trust	4.864%	12/10/41	1,275	1,323
4 GMAC Commercial Mortgage Securities Inc.
Series 2005-C1 Trust	4.754%	5/10/43	275	287
4 GS Mortgage Securities Trust 2004-GG2	5.396%	8/10/38	988	1,012
4 GS Mortgage Securities Trust 2006-GG6	5.506%	4/10/38	271	271
4 GS Mortgage Securities Trust 2006-GG6	5.553%	4/10/38	1,445	1,563
4 GS Mortgage Securities Trust 2006-GG6	5.622%	4/10/38	250	271
4 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	145	149
4 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	750	756
4 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	440	439
4 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	325	306
4 GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	246	233
4 GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	92	87
4 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	275	263
4 GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	118	112
4 GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	191	198
4 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	135	140
4 GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	675	701
4 Honda Auto Receivables 2011-1 Owner Trust	1.800%	4/17/17	150	151
4 Honda Auto Receivables 2012-4 Owner Trust	0.660%	12/18/18	325	324
4 Honda Auto Receivables 2013-1 Owner Trust	0.480%	11/21/16	359	359

4 Honda Auto Receivables 2013-1 Owner Trust	0.620%	3/21/19	287	285
4 Honda Auto Receivables 2013-2 Owner Trust	0.530%	2/16/17	111	110
4 Honda Auto Receivables 2013-2 Owner Trust	0.660%	6/17/19	111	110
4 Hyundai Auto Receivables Trust 2012-C	0.730%	6/15/18	200	199
4 Hyundai Auto Receivables Trust 2013-A	0.560%	7/17/17	185	184
4 Hyundai Auto Receivables Trust 2013-A	0.750%	9/17/18	308	305
4 Hyundai Auto Receivables Trust 2013-B	0.710%	9/15/17	325	325
4 Hyundai Auto Receivables Trust 2013-B	1.010%	2/15/19	175	175
4 Hyundai Auto Receivables Trust 2013-C	1.010%	2/15/18	130	131
4 Hyundai Auto Receivables Trust 2013-C	1.550%	3/15/19	210	212
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2003-CIBC7	4.879%	1/12/38	96	96
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2004-CIBC10	4.654%	1/12/37	103	103
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2004-CIBC8	4.404%	1/12/39	379	382
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2004-CIBC9	5.755%	6/12/41	1,289	1,324
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-CIBC11	5.567%	8/12/37	100	105
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-CIBC13	5.460%	1/12/43	125	132
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP2	4.780%	7/15/42	210	223
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP4	4.918%	10/15/42	994	1,047
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.368%	12/15/44	438	474
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.410%	12/15/44	175	191
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.489%	12/15/44	70	74
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC14	5.630%	12/12/44	150	162
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC16	5.593%	5/12/45	569	624
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP6	5.475%	4/15/43	336	366
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	6.056%	4/15/45	1,125	1,236
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	6.056%	4/15/45	180	198
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP8	5.440%	5/15/45	225	245
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP8	5.447%	5/15/45	63	64
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC18	5.440%	6/12/47	880	973
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	5.794%	2/12/51	1,515	1,736
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	6.078%	2/12/51	295	334
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP11	6.002%	6/15/49	575	648
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP12	5.882%	2/15/51	1,675	1,879

4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	550	550
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	1,735	1,636
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	433	435
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.143%	12/15/47	146	142
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	109	104
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	173	163
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	122	122
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.163%	7/15/45	81	81
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	240	248
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	650	674
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	180	185
4 LB-UBS Commercial Mortgage Trust 2004-C7	4.786%	10/15/29	1,299	1,333
4 LB-UBS Commercial Mortgage Trust 2005-C1	4.742%	2/15/30	575	595
4 LB-UBS Commercial Mortgage Trust 2005-C2	5.150%	4/15/30	665	698
4 LB-UBS Commercial Mortgage Trust 2005-C5	5.057%	9/15/40	75	78
4 LB-UBS Commercial Mortgage Trust 2005-C7	5.197%	11/15/30	1,860	1,972
4 LB-UBS Commercial Mortgage Trust 2006-C1	5.217%	2/15/31	303	330
4 LB-UBS Commercial Mortgage Trust 2006-C3	5.661%	3/15/39	1,975	2,141
4 LB-UBS Commercial Mortgage Trust 2006-C6	5.372%	9/15/39	965	1,076
4 LB-UBS Commercial Mortgage Trust 2006-C6	5.413%	9/15/39	250	277
4 LB-UBS Commercial Mortgage Trust 2006-C7	5.378%	11/15/38	180	194
4 LB-UBS Commercial Mortgage Trust 2007-C1	5.424%	2/15/40	757	843
4 LB-UBS Commercial Mortgage Trust 2007-C2	5.430%	2/15/40	544	591
4 LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	669	748
4 LB-UBS Commercial Mortgage Trust 2008-C1	6.320%	4/15/41	525	607
4 LB-UBS Commercial Mortgage Trust 2008-C1	6.320%	4/15/41	260	294
4 Mercedes-Benz Auto Receivables Trust 2013-
1	0.780%	8/15/17	83	83
4 Mercedes-Benz Auto Receivables Trust 2013-
1	1.130%	11/15/19	83	83
4 Merrill Lynch Mortgage Trust 2003-KEY1	5.236%	11/12/35	199	199
4 Merrill Lynch Mortgage Trust 2005-CIP1	5.107%	7/12/38	140	148
4 Merrill Lynch Mortgage Trust 2005-LC1	5.291%	1/12/44	1,888	2,047
4 Merrill Lynch Mortgage Trust 2005-MCP1	4.747%	6/12/43	610	639
4 Merrill Lynch Mortgage Trust 2006-C1	5.872%	5/12/39	1,210	1,318
4 Merrill Lynch Mortgage Trust 2006-C1	5.872%	5/12/39	100	109
4 Merrill Lynch Mortgage Trust 2006-C2	5.782%	8/12/43	245	268
4 Merrill Lynch Mortgage Trust 2007-C1	6.045%	6/12/50	1,795	2,021
4 Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	750	845
4 ML-CFC Commercial Mortgage Trust 2006-2	6.086%	6/12/46	900	999
4 ML-CFC Commercial Mortgage Trust 2006-3	5.456%	7/12/46	160	175
4 ML-CFC Commercial Mortgage Trust 2006-4	5.204%	12/12/49	275	300
4 ML-CFC Commercial Mortgage Trust 2007-5	5.378%	8/12/48	1,685	1,856
4 ML-CFC Commercial Mortgage Trust 2007-9	5.590%	9/12/49	136	136
4 ML-CFC Commercial Mortgage Trust 2007-9	5.700%	9/12/49	517	579

4 Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5	3.176%	8/15/45	175	170
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C10	4.219%	7/15/46	2,000	2,069
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.367%	8/15/46	240	249
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.567%	8/15/46	120	123
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	2.918%	2/15/46	179	169
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	3.214%	2/15/46	36	34
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.134%	12/15/48	225	217
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.376%	12/15/48	100	95
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.102%	5/15/46	150	143
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.456%	5/15/46	125	120
4 Morgan Stanley Capital I Trust 2003-IQ6	4.970%	12/15/41	124	124
4 Morgan Stanley Capital I Trust 2004-HQ4	4.970%	4/14/40	1,016	1,039
4 Morgan Stanley Capital I Trust 2004-IQ8	5.110%	6/15/40	822	840
4 Morgan Stanley Capital I Trust 2004-TOP13	4.660%	9/13/45	135	135
4 Morgan Stanley Capital I Trust 2004-TOP15	5.270%	6/13/41	340	347
4 Morgan Stanley Capital I Trust 2005-HQ5	5.168%	1/14/42	425	441
4 Morgan Stanley Capital I Trust 2005-HQ6	4.989%	8/13/42	1,715	1,812
4 Morgan Stanley Capital I Trust 2005-HQ6	5.073%	8/13/42	180	190
4 Morgan Stanley Capital I Trust 2005-HQ7	5.378%	11/14/42	900	972
4 Morgan Stanley Capital I Trust 2005-IQ10	5.230%	9/15/42	1,369	1,462
4 Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	170	178
4 Morgan Stanley Capital I Trust 2005-TOP17	4.780%	12/13/41	241	249
4 Morgan Stanley Capital I Trust 2005-TOP17	4.840%	12/13/41	65	67
4 Morgan Stanley Capital I Trust 2005-TOP19	4.985%	6/12/47	430	451
4 Morgan Stanley Capital I Trust 2006-HQ10	5.328%	11/12/41	740	828
4 Morgan Stanley Capital I Trust 2006-HQ10	5.360%	11/12/41	375	407
4 Morgan Stanley Capital I Trust 2006-HQ8	5.597%	3/12/44	575	619
4 Morgan Stanley Capital I Trust 2006-HQ8	5.646%	3/12/44	375	410
4 Morgan Stanley Capital I Trust 2006-HQ9	5.773%	7/12/44	250	278
4 Morgan Stanley Capital I Trust 2006-HQ9	5.793%	7/12/44	225	246
4 Morgan Stanley Capital I Trust 2006-IQ11	5.847%	10/15/42	760	822
4 Morgan Stanley Capital I Trust 2006-IQ11	5.851%	10/15/42	30	33
4 Morgan Stanley Capital I Trust 2006-IQ11	5.851%	10/15/42	200	213
4 Morgan Stanley Capital I Trust 2006-IQ12	5.332%	12/15/43	675	752
4 Morgan Stanley Capital I Trust 2006-TOP21	5.204%	10/12/52	550	594
4 Morgan Stanley Capital I Trust 2006-TOP23	5.987%	8/12/41	110	124
4 Morgan Stanley Capital I Trust 2007-IQ14	5.654%	4/15/49	56	57
4 Morgan Stanley Capital I Trust 2007-IQ14	5.692%	4/15/49	1,385	1,533
4 Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	1,466	1,647
4 Morgan Stanley Capital I Trust 2007-IQ16	6.298%	12/12/49	225	253
4 Morgan Stanley Capital I Trust 2007-TOP25	5.544%	11/12/49	275	299
4 Morgan Stanley Capital I Trust 2007-TOP27	5.816%	6/11/42	1,195	1,350
4 Morgan Stanley Capital I Trust 2007-TOP27	5.816%	6/11/42	300	333
4 Morgan Stanley Capital I Trust 2008-TOP29	6.459%	1/11/43	635	734
4 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	650	639
4 Nissan Auto Receivables 2012-B Owner Trust	0.660%	12/17/18	295	294
4 Nissan Auto Receivables 2013-A Owner Trust	0.500%	5/15/17	322	320

4	Nissan Auto Receivables 2013-A Owner Trust	0.750%	7/15/19	675	669
4	Nissan Auto Receivables 2013-B Owner Trust	0.840%	11/15/17	165	165
4	Nissan Auto Receivables 2013-B Owner Trust	1.310%	10/15/19	120	120
[4,7] Northern Rock Asset Management plc		5.625%	6/22/17	500	569
4	PSE&G Transition Funding LLC Series 2001-
	1	6.890%	12/15/17	2,000	2,194
[4,7] Royal Bank of Canada		3.125%	4/14/15	425	442
4	Royal Bank of Canada	0.625%	12/5/16	500	499
4	Royal Bank of Canada	1.200%	9/19/17	850	841
4	Royal Bank of Canada	2.000%	9/19/18	2,000	2,007
4	Santander Drive Auto Receivables Trust
	2013-1	0.620%	6/15/17	287	286
4	Santander Drive Auto Receivables Trust
	2013-2	0.700%	9/15/17	364	361
4	Santander Drive Auto Receivables Trust
	2013-3	0.700%	10/16/17	195	193
4	Santander Drive Auto Receivables Trust
	2013-4	1.110%	12/15/17	150	149
4	TIAA Seasoned Commercial Mortgage Trust
	2007-C4	5.551%	8/15/39	160	173
4	Toyota Auto Receivables 2012-A Owner Trust	0.990%	8/15/17	633	634
4	Toyota Auto Receivables 2013-A Owner Trust	0.550%	1/17/17	70	70
4	Toyota Auto Receivables 2013-A Owner Trust	0.690%	11/15/18	70	69
4	UBS-Barclays Commercial Mortgage Trust
	2013-C5	3.185%	3/10/46	290	281
4	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.244%	4/10/46	175	170
4	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.469%	4/10/46	75	72
4	Volkswagen Auto Loan Enhanced Trust 2012-
	1	1.150%	7/20/18	724	731
4	Wachovia Bank Commercial Mortgage Trust
	Series 2004-C10	4.748%	2/15/41	319	322
4	Wachovia Bank Commercial Mortgage Trust
	Series 2004-C12	5.478%	7/15/41	826	842
4	Wachovia Bank Commercial Mortgage Trust
	Series 2004-C15	4.803%	10/15/41	1,150	1,191
4	Wachovia Bank Commercial Mortgage Trust
	Series 2005-C17	5.083%	3/15/42	400	419
4	Wachovia Bank Commercial Mortgage Trust
	Series 2005-C17	5.224%	3/15/42	125	131
4	Wachovia Bank Commercial Mortgage Trust
	Series 2005-C19	4.699%	5/15/44	1,050	1,103
4	Wachovia Bank Commercial Mortgage Trust
	Series 2005-C19	4.750%	5/15/44	65	69
4	Wachovia Bank Commercial Mortgage Trust
	Series 2005-C19	4.793%	5/15/44	150	159
4	Wachovia Bank Commercial Mortgage Trust
	Series 2005-C20	5.118%	7/15/42	735	778
4	Wachovia Bank Commercial Mortgage Trust
	Series 2005-C21	5.414%	10/15/44	891	958
4	Wachovia Bank Commercial Mortgage Trust
	Series 2005-C21	5.414%	10/15/44	60	63
4	Wachovia Bank Commercial Mortgage Trust
	Series 2005-C22	5.465%	12/15/44	1,550	1,664
4	Wachovia Bank Commercial Mortgage Trust
	Series 2005-C22	5.515%	12/15/44	50	54

4 Wachovia Bank Commercial Mortgage Trust
Series 2006-C25	5.915%	5/15/43	800	879
4 Wachovia Bank Commercial Mortgage Trust
Series 2006-C26	6.170%	6/15/45	121	133
4 Wachovia Bank Commercial Mortgage Trust
Series 2006-C27	5.765%	7/15/45	808	872
4 Wachovia Bank Commercial Mortgage Trust
Series 2006-C28	5.679%	10/15/48	455	462
4 Wachovia Bank Commercial Mortgage Trust
Series 2006-C29	5.313%	11/15/48	15	15
4 Wachovia Bank Commercial Mortgage Trust
Series 2006-C29	5.339%	11/15/48	375	413
4 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	225	214
4 WF-RBS Commercial Mortgage Trust 2013-
C16	3.223%	7/15/46	290	299
4 WF-RBS Commercial Mortgage Trust 2013-
C16	3.963%	7/15/46	180	185
4 WF-RBS Commercial Mortgage Trust 2013-
C16	4.415%	7/15/46	180	185
4 WF-RBS Commercial Mortgage Trust 2013-
C16	4.668%	7/15/46	290	299
4 WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	450	453
4 WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	300	297
4 WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	250	254
4 WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	175	168
4 WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	365	344
4 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	251	241
4 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	109	104
4 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	52	50
4 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	222	210
4 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	44	42
4 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	400	389
4 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	200	191
4 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	160	165
4 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	650	674
4 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	160	164
4 World Omni Auto Receivables Trust 2012-B	0.810%	1/15/19	200	201
4 World Omni Automobile Lease Securitization
Trust 2013-A	1.100%	12/15/16	210	211
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $169,052)				180,361
Corporate Bonds (9.4%)
Finance (3.1%)
Banking (2.0%)
Abbey National Treasury Services plc	4.000%	4/27/16	665	707
Abbey National Treasury Services plc	3.050%	8/23/18	525	533
American Express Bank FSB	6.000%	9/13/17	225	261

American Express Centurion Bank	5.950%	6/12/17	75	86
American Express Centurion Bank	6.000%	9/13/17	1,750	2,030
American Express Co.	5.500%	9/12/16	350	392
American Express Co.	6.150%	8/28/17	535	625
American Express Co.	7.000%	3/19/18	2,200	2,654
American Express Co.	2.650%	12/2/22	1,472	1,355
American Express Co.	4.050%	12/3/42	121	105
4 American Express Co.	6.800%	9/1/66	450	476
American Express Credit Corp.	5.125%	8/25/14	685	713
American Express Credit Corp.	2.750%	9/15/15	985	1,023
American Express Credit Corp.	1.300%	7/29/16	275	277
American Express Credit Corp.	2.800%	9/19/16	425	445
American Express Credit Corp.	2.375%	3/24/17	825	851
American Express Credit Corp.	2.125%	7/27/18	550	553
Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	475	475
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	250	250
Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	1,650	1,594
Bancolombia SA	4.250%	1/12/16	1,125	1,160
Bank of America Corp.	4.500%	4/1/15	2,180	2,290
Bank of America Corp.	3.700%	9/1/15	1,030	1,078
Bank of America Corp.	1.500%	10/9/15	900	905
Bank of America Corp.	5.250%	12/1/15	275	296
Bank of America Corp.	1.250%	1/11/16	700	699
Bank of America Corp.	3.625%	3/17/16	275	289
Bank of America Corp.	3.750%	7/12/16	1,030	1,092
Bank of America Corp.	6.500%	8/1/16	1,370	1,553
Bank of America Corp.	5.750%	8/15/16	275	304
Bank of America Corp.	7.800%	9/15/16	300	348
Bank of America Corp.	5.625%	10/14/16	1,525	1,698
Bank of America Corp.	5.420%	3/15/17	775	851
Bank of America Corp.	3.875%	3/22/17	1,750	1,862
Bank of America Corp.	6.000%	9/1/17	250	284
Bank of America Corp.	5.750%	12/1/17	895	1,008
Bank of America Corp.	2.000%	1/11/18	2,650	2,606
Bank of America Corp.	5.650%	5/1/18	6,450	7,289
Bank of America Corp.	7.625%	6/1/19	605	741
Bank of America Corp.	5.625%	7/1/20	1,460	1,628
Bank of America Corp.	5.875%	1/5/21	145	164
Bank of America Corp.	5.000%	5/13/21	205	219
Bank of America Corp.	5.700%	1/24/22	500	560
Bank of America Corp.	3.300%	1/11/23	2,400	2,242
Bank of America Corp.	5.875%	2/7/42	1,150	1,266
Bank of America NA	5.300%	3/15/17	1,675	1,847
Bank of America NA	6.100%	6/15/17	350	393
Bank of America NA	6.000%	10/15/36	350	393
Bank of Montreal	0.800%	11/6/15	425	425
Bank of Montreal	1.300%	7/15/16	700	703
Bank of Montreal	2.500%	1/11/17	1,425	1,473
Bank of Montreal	1.450%	4/9/18	500	491
Bank of Montreal	2.375%	1/25/19	575	576
Bank of Montreal	2.550%	11/6/22	450	418
Bank of New York Mellon Corp.	4.950%	3/15/15	1,150	1,213
Bank of New York Mellon Corp.	0.700%	10/23/15	200	200
Bank of New York Mellon Corp.	2.500%	1/15/16	450	466
Bank of New York Mellon Corp.	2.300%	7/28/16	486	503
Bank of New York Mellon Corp.	2.400%	1/17/17	1,850	1,909
Bank of New York Mellon Corp.	1.969%	6/20/17	200	203

Bank of New York Mellon Corp.	1.300%	1/25/18	1,100	1,073
Bank of New York Mellon Corp.	5.450%	5/15/19	350	404
Bank of New York Mellon Corp.	4.600%	1/15/20	400	439
Bank of New York Mellon Corp.	3.550%	9/23/21	625	638
Bank of Nova Scotia	1.850%	1/12/15	715	727
Bank of Nova Scotia	3.400%	1/22/15	510	529
Bank of Nova Scotia	2.050%	10/7/15	125	128
Bank of Nova Scotia	0.750%	10/9/15	1,450	1,450
Bank of Nova Scotia	2.900%	3/29/16	105	110
Bank of Nova Scotia	1.375%	7/15/16	1,275	1,289
Bank of Nova Scotia	2.550%	1/12/17	875	908
Bank of Nova Scotia	1.375%	12/18/17	275	271
Bank of Nova Scotia	1.450%	4/25/18	1,625	1,593
Bank of Nova Scotia	4.375%	1/13/21	105	113
Bank One Corp.	4.900%	4/30/15	475	503
Barclays Bank plc	2.750%	2/23/15	125	128
Barclays Bank plc	3.900%	4/7/15	105	110
Barclays Bank plc	5.000%	9/22/16	385	426
Barclays Bank plc	6.750%	5/22/19	1,385	1,660
Barclays Bank plc	5.125%	1/8/20	1,260	1,406
Barclays Bank plc	5.140%	10/14/20	105	110
BB&T Corp.	5.200%	12/23/15	205	223
BB&T Corp.	3.200%	3/15/16	185	194
BB&T Corp.	3.950%	4/29/16	1,250	1,340
BB&T Corp.	2.150%	3/22/17	450	458
BB&T Corp.	1.450%	1/12/18	550	536
BB&T Corp.	2.050%	6/19/18	350	348
BB&T Corp.	6.850%	4/30/19	275	336
BBVA US Senior SAU	4.664%	10/9/15	1,225	1,276
Bear Stearns Cos. LLC	5.700%	11/15/14	2,525	2,665
Bear Stearns Cos. LLC	5.300%	10/30/15	985	1,066
Bear Stearns Cos. LLC	6.400%	10/2/17	300	350
Bear Stearns Cos. LLC	7.250%	2/1/18	1,085	1,300
BNP Paribas SA	3.250%	3/11/15	670	693
BNP Paribas SA	3.600%	2/23/16	855	903
BNP Paribas SA	2.375%	9/14/17	775	787
BNP Paribas SA	2.700%	8/20/18	150	152
BNP Paribas SA	5.000%	1/15/21	2,810	3,048
BNP Paribas SA	3.250%	3/3/23	1,675	1,571
Branch Banking & Trust Co.	5.625%	9/15/16	350	393
Branch Banking & Trust Co.	1.450%	10/3/16	200	201
Canadian Imperial Bank of Commerce	0.900%	10/1/15	350	351
Canadian Imperial Bank of Commerce	2.350%	12/11/15	95	98
Canadian Imperial Bank of Commerce	1.350%	7/18/16	850	857
Capital One Bank USA NA	8.800%	7/15/19	625	799
Capital One Bank USA NA	3.375%	2/15/23	1,140	1,064
Capital One Financial Corp.	2.150%	3/23/15	1,000	1,017
Capital One Financial Corp.	5.500%	6/1/15	225	241
Capital One Financial Corp.	3.150%	7/15/16	805	842
Capital One Financial Corp.	6.150%	9/1/16	175	196
Capital One Financial Corp.	5.250%	2/21/17	50	55
Capital One Financial Corp.	6.750%	9/15/17	130	152
Capital One Financial Corp.	4.750%	7/15/21	280	297
Capital One Financial Corp.	3.500%	6/15/23	82	77
Capital One NA	1.500%	3/22/18	600	583
[4,7] Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	1,700	2,046
Citigroup Inc.	5.500%	10/15/14	946	991

Citigroup Inc.	6.010%	1/15/15	249	265
Citigroup Inc.	2.650%	3/2/15	675	690
Citigroup Inc.	4.750%	5/19/15	226	239
Citigroup Inc.	4.700%	5/29/15	475	503
Citigroup Inc.	4.587%	12/15/15	810	866
Citigroup Inc.	5.300%	1/7/16	275	299
Citigroup Inc.	1.250%	1/15/16	1,500	1,498
Citigroup Inc.	3.953%	6/15/16	435	463
Citigroup Inc.	5.850%	8/2/16	185	207
Citigroup Inc.	4.450%	1/10/17	1,800	1,949
Citigroup Inc.	5.500%	2/15/17	115	126
Citigroup Inc.	6.125%	11/21/17	3,490	4,014
Citigroup Inc.	6.125%	5/15/18	3,526	4,076
Citigroup Inc.	2.500%	9/26/18	1,825	1,814
Citigroup Inc.	8.500%	5/22/19	2,525	3,227
Citigroup Inc.	5.375%	8/9/20	1,195	1,337
Citigroup Inc.	4.050%	7/30/22	125	121
Citigroup Inc.	3.500%	5/15/23	475	427
Citigroup Inc.	5.500%	9/13/25	425	437
Citigroup Inc.	5.875%	2/22/33	520	520
Citigroup Inc.	6.000%	10/31/33	425	430
Citigroup Inc.	5.850%	12/11/34	167	180
Citigroup Inc.	6.125%	8/25/36	1,565	1,577
Citigroup Inc.	5.875%	5/29/37	175	193
Citigroup Inc.	6.875%	3/5/38	1,742	2,150
Citigroup Inc.	8.125%	7/15/39	1,125	1,558
Citigroup Inc.	5.875%	1/30/42	125	140
Comerica Bank	5.200%	8/22/17	300	335
Comerica Inc.	3.000%	9/16/15	375	391
Commonwealth Bank of Australia	1.950%	3/16/15	800	816
Commonwealth Bank of Australia	1.250%	9/18/15	800	808
Commonwealth Bank of Australia	1.900%	9/18/17	250	251
Commonwealth Bank of Australia	2.500%	9/20/18	900	912
Compass Bank	6.400%	10/1/17	150	162
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.125%	10/13/15	420	431
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	1,175	1,251
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	1.700%	3/19/18	1,025	1,014
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.500%	1/11/21	1,560	1,648
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.875%	2/8/22	1,225	1,228
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.950%	11/9/22	1,975	1,897
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.250%	5/24/41	135	141
Credit Suisse	3.500%	3/23/15	2,515	2,621
Credit Suisse	6.000%	2/15/18	975	1,098
Credit Suisse	5.300%	8/13/19	475	539
Credit Suisse	5.400%	1/14/20	200	219
Credit Suisse	4.375%	8/5/20	865	930
Credit Suisse USA Inc.	4.875%	1/15/15	235	248
Credit Suisse USA Inc.	5.375%	3/2/16	120	132
Credit Suisse USA Inc.	5.850%	8/16/16	600	679
Credit Suisse USA Inc.	7.125%	7/15/32	465	604

Deutsche Bank AG	3.450%	3/30/15	500	520
Deutsche Bank AG	3.250%	1/11/16	805	844
Deutsche Bank AG	6.000%	9/1/17	1,360	1,566
4 Deutsche Bank AG	4.296%	5/24/28	850	767
Deutsche Bank Financial LLC	5.375%	3/2/15	900	945
Discover Bank	2.000%	2/21/18	1,100	1,076
Discover Bank	7.000%	4/15/20	250	295
Discover Financial Services	3.850%	11/21/22	225	214
Fifth Third Bancorp	3.500%	3/15/22	825	815
Fifth Third Bancorp	8.250%	3/1/38	910	1,184
Fifth Third Bank	4.750%	2/1/15	325	341
Fifth Third Bank	0.900%	2/26/16	300	298
4 Fifth Third Capital Trust IV	6.500%	4/15/67	150	149
First Horizon National Corp.	5.375%	12/15/15	1,050	1,136
First Niagara Financial Group Inc.	6.750%	3/19/20	75	87
First Niagara Financial Group Inc.	7.250%	12/15/21	140	163
FirstMerit Corp.	4.350%	2/4/23	125	124
Goldman Sachs Capital I	6.345%	2/15/34	1,400	1,354
Goldman Sachs Group Inc.	5.000%	10/1/14	1,175	1,223
Goldman Sachs Group Inc.	5.125%	1/15/15	910	957
Goldman Sachs Group Inc.	3.300%	5/3/15	575	595
Goldman Sachs Group Inc.	3.700%	8/1/15	390	407
Goldman Sachs Group Inc.	1.600%	11/23/15	400	403
Goldman Sachs Group Inc.	5.350%	1/15/16	200	218
Goldman Sachs Group Inc.	3.625%	2/7/16	8,515	8,957
Goldman Sachs Group Inc.	5.750%	10/1/16	520	581
Goldman Sachs Group Inc.	5.625%	1/15/17	830	919
Goldman Sachs Group Inc.	6.250%	9/1/17	645	738
Goldman Sachs Group Inc.	5.950%	1/18/18	2,285	2,587
Goldman Sachs Group Inc.	2.375%	1/22/18	1,225	1,216
Goldman Sachs Group Inc.	6.150%	4/1/18	100	114
Goldman Sachs Group Inc.	2.900%	7/19/18	3,450	3,478
Goldman Sachs Group Inc.	7.500%	2/15/19	1,420	1,716
Goldman Sachs Group Inc.	5.375%	3/15/20	1,195	1,316
Goldman Sachs Group Inc.	6.000%	6/15/20	1,615	1,829
Goldman Sachs Group Inc.	5.250%	7/27/21	1,675	1,811
Goldman Sachs Group Inc.	5.750%	1/24/22	1,075	1,194
Goldman Sachs Group Inc.	3.625%	1/22/23	1,000	955
Goldman Sachs Group Inc.	5.950%	1/15/27	1,480	1,576
Goldman Sachs Group Inc.	6.125%	2/15/33	1,320	1,447
Goldman Sachs Group Inc.	6.450%	5/1/36	1,125	1,133
Goldman Sachs Group Inc.	6.750%	10/1/37	2,045	2,126
Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,341
HSBC Bank USA NA	4.875%	8/24/20	950	1,024
HSBC Bank USA NA	5.875%	11/1/34	675	721
HSBC Bank USA NA	5.625%	8/15/35	625	643
HSBC Bank USA NA	7.000%	1/15/39	300	360
HSBC Holdings plc	5.100%	4/5/21	1,310	1,444
HSBC Holdings plc	4.875%	1/14/22	225	243
HSBC Holdings plc	4.000%	3/30/22	700	716
HSBC Holdings plc	7.625%	5/17/32	400	491
HSBC Holdings plc	7.350%	11/27/32	400	481
HSBC Holdings plc	6.500%	5/2/36	385	439
HSBC Holdings plc	6.500%	9/15/37	1,885	2,133
HSBC Holdings plc	6.800%	6/1/38	825	975
HSBC Holdings plc	6.100%	1/14/42	200	238
HSBC USA Inc.	2.375%	2/13/15	300	307

HSBC USA Inc.	1.625%	1/16/18	1,925	1,886
HSBC USA Inc.	2.625%	9/24/18	850	860
HSBC USA Inc.	5.000%	9/27/20	145	156
Huntington Bancshares Inc.	2.600%	8/2/18	175	174
Huntington Bancshares Inc.	7.000%	12/15/20	450	531
Intesa Sanpaolo SPA	3.125%	1/15/16	825	828
Intesa Sanpaolo SPA	3.875%	1/16/18	525	516
JPMorgan Chase & Co.	3.700%	1/20/15	1,500	1,553
JPMorgan Chase & Co.	1.875%	3/20/15	675	686
JPMorgan Chase & Co.	3.400%	6/24/15	1,615	1,682
JPMorgan Chase & Co.	5.150%	10/1/15	1,230	1,324
JPMorgan Chase & Co.	1.100%	10/15/15	1,925	1,929
JPMorgan Chase & Co.	1.125%	2/26/16	2,000	1,998
JPMorgan Chase & Co.	3.450%	3/1/16	725	764
JPMorgan Chase & Co.	3.150%	7/5/16	1,055	1,108
JPMorgan Chase & Co.	2.000%	8/15/17	1,550	1,556
JPMorgan Chase & Co.	6.000%	1/15/18	4,240	4,870
JPMorgan Chase & Co.	1.800%	1/25/18	125	123
JPMorgan Chase & Co.	1.625%	5/15/18	1,375	1,330
JPMorgan Chase & Co.	6.300%	4/23/19	2,285	2,671
JPMorgan Chase & Co.	4.400%	7/22/20	905	957
JPMorgan Chase & Co.	4.250%	10/15/20	175	184
JPMorgan Chase & Co.	4.625%	5/10/21	835	894
JPMorgan Chase & Co.	4.350%	8/15/21	2,655	2,757
JPMorgan Chase & Co.	4.500%	1/24/22	725	759
JPMorgan Chase & Co.	3.250%	9/23/22	1,800	1,694
JPMorgan Chase & Co.	3.200%	1/25/23	125	117
JPMorgan Chase & Co.	3.375%	5/1/23	3,325	3,014
JPMorgan Chase & Co.	6.400%	5/15/38	1,910	2,249
JPMorgan Chase & Co.	5.500%	10/15/40	1,200	1,275
JPMorgan Chase & Co.	5.600%	7/15/41	950	1,023
JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,264
JPMorgan Chase & Co.	5.625%	8/16/43	400	396
JPMorgan Chase Bank NA	5.875%	6/13/16	725	810
JPMorgan Chase Bank NA	6.000%	10/1/17	660	754
KeyBank NA	4.950%	9/15/15	25	27
KeyBank NA	5.450%	3/3/16	300	329
KeyBank NA	1.650%	2/1/18	450	442
KeyCorp	5.100%	3/24/21	1,310	1,440
Lloyds Bank plc	4.875%	1/21/16	405	438
Lloyds Bank plc	4.200%	3/28/17	400	430
Lloyds Bank plc	6.375%	1/21/21	1,875	2,186
Manufacturers & Traders Trust Co.	6.625%	12/4/17	600	706
MBNA Corp.	5.000%	6/15/15	400	426
Mellon Funding Corp.	5.000%	12/1/14	250	263
Merrill Lynch & Co. Inc.	5.000%	1/15/15	1,250	1,311
Merrill Lynch & Co. Inc.	6.050%	5/16/16	1,095	1,203
Merrill Lynch & Co. Inc.	5.700%	5/2/17	715	789
Merrill Lynch & Co. Inc.	6.400%	8/28/17	1,370	1,574
Merrill Lynch & Co. Inc.	6.875%	4/25/18	2,330	2,745
Merrill Lynch & Co. Inc.	6.110%	1/29/37	535	554
Merrill Lynch & Co. Inc.	7.750%	5/14/38	2,340	2,865
Morgan Stanley	4.200%	11/20/14	1,325	1,371
Morgan Stanley	4.100%	1/26/15	975	1,010
Morgan Stanley	6.000%	4/28/15	1,365	1,465
Morgan Stanley	5.375%	10/15/15	1,165	1,253
Morgan Stanley	3.450%	11/2/15	2,000	2,073

Morgan Stanley	1.750%	2/25/16	125	126
Morgan Stanley	3.800%	4/29/16	2,135	2,244
Morgan Stanley	5.750%	10/18/16	425	471
Morgan Stanley	5.450%	1/9/17	1,385	1,521
Morgan Stanley	4.750%	3/22/17	1,120	1,215
Morgan Stanley	5.950%	12/28/17	1,110	1,260
Morgan Stanley	6.625%	4/1/18	3,235	3,756
Morgan Stanley	2.125%	4/25/18	2,925	2,850
Morgan Stanley	7.300%	5/13/19	1,390	1,660
Morgan Stanley	5.625%	9/23/19	1,715	1,917
Morgan Stanley	5.500%	1/26/20	525	580
Morgan Stanley	5.500%	7/24/20	650	718
Morgan Stanley	5.750%	1/25/21	1,335	1,486
Morgan Stanley	5.500%	7/28/21	375	411
Morgan Stanley	4.875%	11/1/22	875	880
Morgan Stanley	3.750%	2/25/23	450	432
Morgan Stanley	4.100%	5/22/23	1,025	956
Morgan Stanley	7.250%	4/1/32	705	856
Morgan Stanley	6.375%	7/24/42	1,525	1,718
Murray Street Investment Trust I	4.647%	3/9/17	725	777
National Australia Bank Ltd.	2.000%	3/9/15	450	459
National Australia Bank Ltd.	1.600%	8/7/15	675	685
National Australia Bank Ltd.	1.300%	7/25/16	700	704
National Australia Bank Ltd.	2.750%	3/9/17	425	441
National Australia Bank Ltd.	2.300%	7/25/18	750	757
National Australia Bank Ltd.	3.000%	1/20/23	325	305
National Bank of Canada	1.500%	6/26/15	275	279
National Bank of Canada	1.450%	11/7/17	225	221
National City Corp.	4.900%	1/15/15	500	526
National City Corp.	6.875%	5/15/19	310	368
Northern Trust Co.	6.500%	8/15/18	75	90
Northern Trust Corp.	2.375%	8/2/22	825	769
PNC Bank NA	0.800%	1/28/16	50	50
PNC Bank NA	4.875%	9/21/17	1,250	1,392
PNC Bank NA	6.000%	12/7/17	350	406
PNC Bank NA	2.950%	1/30/23	100	93
PNC Bank NA	3.800%	7/25/23	700	683
PNC Financial Services Group Inc.	2.854%	11/9/22	1,800	1,659
PNC Funding Corp.	3.625%	2/8/15	165	171
PNC Funding Corp.	5.250%	11/15/15	375	407
PNC Funding Corp.	2.700%	9/19/16	105	109
PNC Funding Corp.	6.700%	6/10/19	50	60
PNC Funding Corp.	5.125%	2/8/20	825	917
PNC Funding Corp.	4.375%	8/11/20	800	855
PNC Funding Corp.	3.300%	3/8/22	1,900	1,855
Regions Financial Corp.	2.000%	5/15/18	1,325	1,289
Royal Bank of Canada	1.450%	10/30/14	140	142
Royal Bank of Canada	1.150%	3/13/15	325	328
Royal Bank of Canada	0.800%	10/30/15	475	475
Royal Bank of Canada	2.625%	12/15/15	600	624
Royal Bank of Canada	2.875%	4/19/16	125	131
Royal Bank of Canada	2.300%	7/20/16	1,045	1,081
Royal Bank of Canada	1.450%	9/9/16	625	631
Royal Bank of Canada	1.500%	1/16/18	1,375	1,356
Royal Bank of Canada	2.200%	7/27/18	2,375	2,385
Royal Bank of Scotland Group plc	2.550%	9/18/15	1,125	1,148
Royal Bank of Scotland Group plc	6.400%	10/21/19	595	678

7 Royal Bank of Scotland plc	4.875%	8/25/14	425	439
Royal Bank of Scotland plc	4.875%	3/16/15	660	695
Royal Bank of Scotland plc	3.950%	9/21/15	155	162
Royal Bank of Scotland plc	4.375%	3/16/16	470	501
Royal Bank of Scotland plc	5.625%	8/24/20	695	768
Royal Bank of Scotland plc	6.125%	1/11/21	920	1,036
Santander Holdings USA Inc.	3.000%	9/24/15	200	205
Santander Holdings USA Inc.	4.625%	4/19/16	450	476
Santander Holdings USA Inc.	3.450%	8/27/18	625	639
Societe Generale SA	2.750%	10/12/17	550	565
Societe Generale SA	2.625%	10/1/18	2,125	2,132
State Street Bank & Trust Co.	5.300%	1/15/16	300	327
State Street Corp.	2.875%	3/7/16	515	539
State Street Corp.	4.956%	3/15/18	1,025	1,127
State Street Corp.	1.350%	5/15/18	150	146
State Street Corp.	4.375%	3/7/21	615	667
State Street Corp.	3.100%	5/15/23	400	373
Sumitomo Mitsui Banking Corp.	1.350%	7/18/15	425	429
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	750	749
Sumitomo Mitsui Banking Corp.	1.500%	1/18/18	1,075	1,051
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	325	313
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	75	76
SunTrust Bank	7.250%	3/15/18	75	90
SunTrust Bank	2.750%	5/1/23	250	227
SunTrust Banks Inc.	3.600%	4/15/16	940	993
SunTrust Banks Inc.	3.500%	1/20/17	380	401
Svenska Handelsbanken AB	2.875%	4/4/17	1,250	1,302
Svenska Handelsbanken AB	1.625%	3/21/18	375	369
Svenska Handelsbanken AB	2.500%	1/25/19	775	778
Toronto-Dominion Bank	2.500%	7/14/16	260	270
Toronto-Dominion Bank	2.375%	10/19/16	630	652
Toronto-Dominion Bank	1.400%	4/30/18	2,675	2,617
UBS AG	3.875%	1/15/15	410	427
UBS AG	7.000%	10/15/15	750	829
UBS AG	5.875%	7/15/16	205	227
UBS AG	7.375%	6/15/17	200	225
UBS AG	5.875%	12/20/17	2,215	2,561
UBS AG	5.750%	4/25/18	835	969
UBS AG	4.875%	8/4/20	1,025	1,145
Union Bank NA	5.950%	5/11/16	450	503
Union Bank NA	1.500%	9/26/16	275	276
Union Bank NA	2.125%	6/16/17	125	126
Union Bank NA	2.625%	9/26/18	375	379
UnionBanCal Corp.	3.500%	6/18/22	275	269
US Bancorp	4.200%	5/15/14	725	742
US Bancorp	3.150%	3/4/15	100	104
US Bancorp	2.450%	7/27/15	145	150
US Bancorp	3.442%	2/1/16	1,680	1,756
US Bancorp	1.650%	5/15/17	325	326
US Bancorp	4.125%	5/24/21	915	971
US Bancorp	3.000%	3/15/22	575	562
US Bancorp	2.950%	7/15/22	375	353
US Bank NA	4.950%	10/30/14	425	445
Vesey Street Investment Trust I	4.404%	9/1/16	75	80
Wachovia Bank NA	4.800%	11/1/14	484	506
Wachovia Bank NA	4.875%	2/1/15	824	868
Wachovia Bank NA	6.000%	11/15/17	250	289

Wachovia Bank NA	5.850%	2/1/37	425	472
Wachovia Bank NA	6.600%	1/15/38	605	736
Wachovia Corp.	5.625%	10/15/16	500	561
Wachovia Corp.	5.750%	6/15/17	300	344
Wachovia Corp.	5.750%	2/1/18	985	1,138
Wachovia Corp.	7.500%	4/15/35	150	176
Wachovia Corp.	5.500%	8/1/35	200	205
Wachovia Corp.	6.550%	10/15/35	100	111
Wells Fargo & Co.	3.750%	10/1/14	905	934
Wells Fargo & Co.	1.250%	2/13/15	1,550	1,563
Wells Fargo & Co.	3.625%	4/15/15	400	418
Wells Fargo & Co.	3.676%	6/15/16	580	618
Wells Fargo & Co.	1.250%	7/20/16	525	525
Wells Fargo & Co.	5.125%	9/15/16	740	819
Wells Fargo & Co.	2.625%	12/15/16	575	599
Wells Fargo & Co.	2.100%	5/8/17	425	433
Wells Fargo & Co.	5.625%	12/11/17	2,135	2,453
Wells Fargo & Co.	1.500%	1/16/18	1,725	1,697
Wells Fargo & Co.	4.600%	4/1/21	4,060	4,388
Wells Fargo & Co.	3.500%	3/8/22	1,350	1,352
Wells Fargo & Co.	3.450%	2/13/23	1,675	1,568
Wells Fargo & Co.	4.125%	8/15/23	1,550	1,535
Wells Fargo Bank NA	4.750%	2/9/15	1,845	1,941
Wells Fargo Bank NA	5.750%	5/16/16	250	279
Wells Fargo Bank NA	5.950%	8/26/36	550	617
4 Wells Fargo Capital X	5.950%	12/1/86	425	405
Westpac Banking Corp.	4.200%	2/27/15	1,425	1,497
Westpac Banking Corp.	3.000%	8/4/15	375	391
Westpac Banking Corp.	1.125%	9/25/15	750	756
Westpac Banking Corp.	3.000%	12/9/15	240	251
Westpac Banking Corp.	0.950%	1/12/16	650	648
Westpac Banking Corp.	2.000%	8/14/17	1,275	1,289
Westpac Banking Corp.	1.600%	1/12/18	1,850	1,828
Westpac Banking Corp.	2.250%	7/30/18	250	252
Westpac Banking Corp.	4.875%	11/19/19	930	1,043
Zions Bancorporation	4.500%	3/27/17	50	53
Zions Bancorporation	4.500%	6/13/23	275	275

Brokerage (0.1%)
Ameriprise Financial Inc.	5.650%	11/15/15	525	577
Ameriprise Financial Inc.	7.300%	6/28/19	450	562
Ameriprise Financial Inc.	4.000%	10/15/23	500	506
BlackRock Inc.	3.500%	12/10/14	175	181
BlackRock Inc.	1.375%	6/1/15	75	76
BlackRock Inc.	6.250%	9/15/17	300	351
BlackRock Inc.	5.000%	12/10/19	475	540
BlackRock Inc.	4.250%	5/24/21	450	480
BlackRock Inc.	3.375%	6/1/22	550	548
Charles Schwab Corp.	3.225%	9/1/22	1,200	1,154
Eaton Vance Corp.	3.625%	6/15/23	200	195
Franklin Resources Inc.	3.125%	5/20/15	200	207
Franklin Resources Inc.	1.375%	9/15/17	50	49
Franklin Resources Inc.	4.625%	5/20/20	100	108
Franklin Resources Inc.	2.800%	9/15/22	575	542
Invesco Finance plc	3.125%	11/30/22	500	469
Jefferies Group LLC	3.875%	11/9/15	125	130
Jefferies Group LLC	5.125%	4/13/18	320	343

Jefferies Group LLC	8.500%	7/15/19	655	796
Jefferies Group LLC	6.875%	4/15/21	870	969
Jefferies Group LLC	5.125%	1/20/23	300	303
Jefferies Group LLC	6.250%	1/15/36	20	19
Lazard Group LLC	6.850%	6/15/17	450	510
Legg Mason Inc.	5.500%	5/21/19	200	218
Nomura Holdings Inc.	5.000%	3/4/15	375	394
Nomura Holdings Inc.	4.125%	1/19/16	1,000	1,050
Nomura Holdings Inc.	2.000%	9/13/16	1,350	1,348
Nomura Holdings Inc.	6.700%	3/4/20	225	258
Prospect Capital Corp.	5.875%	3/15/23	100	95
Raymond James Financial Inc.	4.250%	4/15/16	100	106
TD Ameritrade Holding Corp.	4.150%	12/1/14	150	156
TD Ameritrade Holding Corp.	5.600%	12/1/19	100	116

Finance Companies (0.3%)
Block Financial LLC	5.500%	11/1/22	500	514
GATX Corp.	4.750%	6/15/22	275	280
General Electric Capital Corp.	3.750%	11/14/14	2,300	2,385
General Electric Capital Corp.	2.150%	1/9/15	2,525	2,578
General Electric Capital Corp.	1.625%	7/2/15	1,175	1,193
General Electric Capital Corp.	2.250%	11/9/15	1,230	1,263
General Electric Capital Corp.	1.000%	12/11/15	125	125
General Electric Capital Corp.	1.000%	1/8/16	450	450
General Electric Capital Corp.	2.950%	5/9/16	475	497
General Electric Capital Corp.	1.500%	7/12/16	725	730
General Electric Capital Corp.	3.350%	10/17/16	150	159
General Electric Capital Corp.	2.900%	1/9/17	750	785
General Electric Capital Corp.	2.300%	4/27/17	625	642
General Electric Capital Corp.	5.625%	9/15/17	1,635	1,863
General Electric Capital Corp.	1.625%	4/2/18	2,575	2,537
General Electric Capital Corp.	5.625%	5/1/18	4,800	5,509
General Electric Capital Corp.	6.000%	8/7/19	2,000	2,333
General Electric Capital Corp.	2.100%	12/11/19	100	99
General Electric Capital Corp.	5.500%	1/8/20	1,205	1,367
General Electric Capital Corp.	5.550%	5/4/20	925	1,053
General Electric Capital Corp.	4.375%	9/16/20	1,675	1,787
General Electric Capital Corp.	5.300%	2/11/21	1,520	1,654
General Electric Capital Corp.	4.650%	10/17/21	1,060	1,135
General Electric Capital Corp.	3.150%	9/7/22	225	212
General Electric Capital Corp.	3.100%	1/9/23	525	492
General Electric Capital Corp.	6.750%	3/15/32	4,190	5,020
General Electric Capital Corp.	5.875%	1/14/38	2,785	3,053
General Electric Capital Corp.	6.875%	1/10/39	3,935	4,822
4 General Electric Capital Corp.	6.375%	11/15/67	965	1,030
4 HSBC Finance Capital Trust IX	5.911%	11/30/35	325	330
HSBC Finance Corp.	5.250%	4/15/15	150	159
HSBC Finance Corp.	5.000%	6/30/15	830	883
HSBC Finance Corp.	5.500%	1/19/16	275	300
HSBC Finance Corp.	6.676%	1/15/21	2,611	2,979

Insurance (0.5%)
ACE Capital Trust II	9.700%	4/1/30	75	105
ACE INA Holdings Inc.	5.600%	5/15/15	125	135
ACE INA Holdings Inc.	2.600%	11/23/15	290	301
ACE INA Holdings Inc.	5.700%	2/15/17	200	225
ACE INA Holdings Inc.	5.800%	3/15/18	50	58

ACE INA Holdings Inc.	5.900%	6/15/19	715	847
ACE INA Holdings Inc.	2.700%	3/13/23	350	330
ACE INA Holdings Inc.	4.150%	3/13/43	225	211
AEGON Funding Co. LLC	5.750%	12/15/20	664	751
Aetna Inc.	6.000%	6/15/16	525	591
Aetna Inc.	1.500%	11/15/17	100	98
Aetna Inc.	6.500%	9/15/18	175	208
Aetna Inc.	3.950%	9/1/20	75	78
Aetna Inc.	4.125%	6/1/21	320	335
Aetna Inc.	2.750%	11/15/22	650	600
Aetna Inc.	6.625%	6/15/36	750	900
Aetna Inc.	6.750%	12/15/37	275	336
Aetna Inc.	4.500%	5/15/42	525	487
Aetna Inc.	4.125%	11/15/42	200	174
Aflac Inc.	2.650%	2/15/17	325	336
Aflac Inc.	8.500%	5/15/19	225	291
Aflac Inc.	4.000%	2/15/22	325	334
Aflac Inc.	3.625%	6/15/23	1,000	979
Aflac Inc.	6.900%	12/17/39	75	93
Aflac Inc.	6.450%	8/15/40	300	356
Alleghany Corp.	5.625%	9/15/20	100	109
Alleghany Corp.	4.950%	6/27/22	425	449
Allied World Assurance Co. Ltd.	7.500%	8/1/16	875	1,010
Allstate Corp.	5.000%	8/15/14	350	363
Allstate Corp.	3.150%	6/15/23	550	532
Allstate Corp.	5.550%	5/9/35	105	117
Allstate Corp.	4.500%	6/15/43	425	415
4 Allstate Corp.	5.750%	8/15/53	250	244
4 Allstate Corp.	6.125%	5/15/67	125	130
4 Allstate Corp.	6.500%	5/15/67	200	207
Alterra Finance LLC	6.250%	9/30/20	95	107
American Financial Group Inc.	9.875%	6/15/19	100	130
American International Group Inc.	3.000%	3/20/15	375	386
American International Group Inc.	2.375%	8/24/15	25	25
American International Group Inc.	4.875%	9/15/16	450	494
American International Group Inc.	5.600%	10/18/16	800	893
American International Group Inc.	3.800%	3/22/17	750	797
American International Group Inc.	5.450%	5/18/17	910	1,017
American International Group Inc.	5.850%	1/16/18	1,200	1,367
American International Group Inc.	8.250%	8/15/18	1,820	2,269
American International Group Inc.	3.375%	8/15/20	425	425
American International Group Inc.	6.400%	12/15/20	1,160	1,367
American International Group Inc.	4.875%	6/1/22	1,575	1,690
American International Group Inc.	6.250%	5/1/36	525	601
4 American International Group Inc.	8.175%	5/15/68	1,385	1,621
4 American International Group Inc.	6.250%	3/15/87	250	245
Aon Corp.	3.500%	9/30/15	150	157
Aon Corp.	5.000%	9/30/20	990	1,087
Aon Corp.	8.205%	1/1/27	50	62
Aon Corp.	6.250%	9/30/40	150	170
Aon plc	4.450%	5/24/43	125	111
Arch Capital Group Ltd.	7.350%	5/1/34	500	623
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	450	504
Assurant Inc.	6.750%	2/15/34	550	590
AXA SA	8.600%	12/15/30	680	819
Axis Capital Holdings Ltd.	5.750%	12/1/14	275	290
Axis Specialty Finance LLC	5.875%	6/1/20	990	1,100

Berkshire Hathaway Finance Corp.	1.600%	5/15/17	100	101
Berkshire Hathaway Finance Corp.	1.300%	5/15/18	175	171
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	2,480	2,861
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	480	516
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	300	291
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	145
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	400	370
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	275	250
Berkshire Hathaway Inc.	3.200%	2/11/15	1,375	1,425
Berkshire Hathaway Inc.	0.800%	2/11/16	75	75
Berkshire Hathaway Inc.	2.200%	8/15/16	2,080	2,154
Berkshire Hathaway Inc.	3.400%	1/31/22	50	51
Berkshire Hathaway Inc.	3.000%	2/11/23	325	314
Berkshire Hathaway Inc.	4.500%	2/11/43	925	866
Chubb Corp.	5.750%	5/15/18	310	363
Chubb Corp.	6.000%	5/11/37	375	444
4 Chubb Corp.	6.375%	3/29/67	535	573
Cigna Corp.	2.750%	11/15/16	320	332
Cigna Corp.	4.375%	12/15/20	100	106
Cigna Corp.	4.500%	3/15/21	210	224
Cigna Corp.	4.000%	2/15/22	690	707
Cigna Corp.	6.150%	11/15/36	1,050	1,208
Cigna Corp.	5.875%	3/15/41	235	265
Cigna Corp.	5.375%	2/15/42	190	201
Cincinnati Financial Corp.	6.125%	11/1/34	325	345
CNA Financial Corp.	6.500%	8/15/16	475	538
CNA Financial Corp.	7.350%	11/15/19	460	561
CNA Financial Corp.	5.875%	8/15/20	145	166
CNA Financial Corp.	5.750%	8/15/21	175	198
Coventry Health Care Inc.	5.450%	6/15/21	265	293
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	150	162
First American Financial Corp.	4.300%	2/1/23	100	96
Genworth Holdings Inc.	8.625%	12/15/16	400	475
Genworth Holdings Inc.	7.700%	6/15/20	215	253
Genworth Holdings Inc.	7.200%	2/15/21	150	173
Genworth Holdings Inc.	7.625%	9/24/21	475	562
Genworth Holdings Inc.	6.500%	6/15/34	425	449
Hartford Financial Services Group Inc.	5.500%	10/15/16	475	526
Hartford Financial Services Group Inc.	5.375%	3/15/17	150	165
Hartford Financial Services Group Inc.	4.000%	10/15/17	200	214
Hartford Financial Services Group Inc.	6.300%	3/15/18	1,350	1,561
Hartford Financial Services Group Inc.	6.000%	1/15/19	300	345
Hartford Financial Services Group Inc.	5.125%	4/15/22	100	110
Hartford Financial Services Group Inc.	5.950%	10/15/36	25	28
Hartford Financial Services Group Inc.	4.300%	4/15/43	500	441
HCC Insurance Holdings Inc.	6.300%	11/15/19	225	264
Humana Inc.	7.200%	6/15/18	50	60
Humana Inc.	3.150%	12/1/22	725	677
Humana Inc.	8.150%	6/15/38	325	430
Humana Inc.	4.625%	12/1/42	225	200
Infinity Property & Casualty Corp.	5.000%	9/19/22	100	101
ING US Inc.	2.900%	2/15/18	250	252
ING US Inc.	5.500%	7/15/22	50	54
7 ING US Inc.	5.700%	7/15/43	350	346
Lincoln National Corp.	8.750%	7/1/19	175	226
Lincoln National Corp.	6.250%	2/15/20	255	296
Lincoln National Corp.	4.200%	3/15/22	325	333

Lincoln National Corp.	6.150%	4/7/36	350	400
Lincoln National Corp.	7.000%	6/15/40	565	712
4 Lincoln National Corp.	7.000%	5/17/66	1,275	1,288
Loews Corp.	2.625%	5/15/23	175	159
Loews Corp.	6.000%	2/1/35	200	218
Loews Corp.	4.125%	5/15/43	475	410
Manulife Financial Corp.	3.400%	9/17/15	400	417
Manulife Financial Corp.	4.900%	9/17/20	475	510
Markel Corp.	7.125%	9/30/19	125	151
Markel Corp.	4.900%	7/1/22	275	289
Markel Corp.	3.625%	3/30/23	175	167
Markel Corp.	5.000%	3/30/43	125	117
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	658	716
Marsh & McLennan Cos. Inc.	2.550%	10/15/18	225	227
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	545	590
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	349
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	900	972
MetLife Inc.	5.000%	6/15/15	1,105	1,183
MetLife Inc.	6.750%	6/1/16	105	120
MetLife Inc.	1.756%	12/15/17	425	422
MetLife Inc.	6.817%	8/15/18	580	702
MetLife Inc.	7.717%	2/15/19	105	132
MetLife Inc.	4.750%	2/8/21	380	415
MetLife Inc.	3.048%	12/15/22	675	643
MetLife Inc.	6.375%	6/15/34	580	693
MetLife Inc.	5.700%	6/15/35	475	524
MetLife Inc.	5.875%	2/6/41	440	500
MetLife Inc.	4.125%	8/13/42	200	178
4 MetLife Inc.	6.400%	12/15/66	565	571
7 Metropolitan Life Global Funding I	5.125%	6/10/14	450	464
Montpelier Re Holdings Ltd.	4.700%	10/15/22	25	25
OneBeacon US Holdings Inc.	4.600%	11/9/22	100	98
PartnerRe Finance B LLC	5.500%	6/1/20	200	219
Primerica Inc.	4.750%	7/15/22	50	53
Principal Financial Group Inc.	8.875%	5/15/19	410	532
Principal Financial Group Inc.	6.050%	10/15/36	250	289
Principal Financial Group Inc.	4.350%	5/15/43	125	112
Progressive Corp.	3.750%	8/23/21	2,445	2,529
Progressive Corp.	6.625%	3/1/29	150	181
4 Progressive Corp.	6.700%	6/15/67	425	455
Protective Life Corp.	7.375%	10/15/19	100	121
Protective Life Corp.	8.450%	10/15/39	175	220
Prudential Financial Inc.	6.200%	1/15/15	100	107
Prudential Financial Inc.	5.500%	3/15/16	50	55
Prudential Financial Inc.	6.000%	12/1/17	675	783
Prudential Financial Inc.	2.300%	8/15/18	825	833
Prudential Financial Inc.	7.375%	6/15/19	455	562
Prudential Financial Inc.	5.375%	6/21/20	980	1,106
Prudential Financial Inc.	5.750%	7/15/33	570	614
Prudential Financial Inc.	5.400%	6/13/35	295	305
Prudential Financial Inc.	5.900%	3/17/36	775	851
Prudential Financial Inc.	5.700%	12/14/36	655	701
Prudential Financial Inc.	6.625%	6/21/40	150	181
Prudential Financial Inc.	5.625%	5/12/41	105	112
4 Prudential Financial Inc.	5.875%	9/15/42	225	220
4 Prudential Financial Inc.	5.625%	6/15/43	975	918
Prudential Financial Inc.	5.100%	8/15/43	175	175

4 Prudential Financial Inc.	5.200%	3/15/44	300	274
Reinsurance Group of America Inc.	6.450%	11/15/19	1,000	1,161
4 Reinsurance Group of America Inc.	6.750%	12/15/65	325	321
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	175	216
Torchmark Corp.	6.375%	6/15/16	425	469
Transatlantic Holdings Inc.	8.000%	11/30/39	625	767
Travelers Cos. Inc.	6.250%	6/20/16	100	114
Travelers Cos. Inc.	5.800%	5/15/18	910	1,060
Travelers Cos. Inc.	3.900%	11/1/20	530	565
Travelers Cos. Inc.	6.750%	6/20/36	475	608
Travelers Cos. Inc.	6.250%	6/15/37	145	177
Travelers Cos. Inc.	5.350%	11/1/40	130	143
Travelers Cos. Inc.	4.600%	8/1/43	1,000	988
Trinity Acquisition plc	6.125%	8/15/43	525	518
UnitedHealth Group Inc.	5.000%	8/15/14	650	676
UnitedHealth Group Inc.	4.875%	3/15/15	250	265
UnitedHealth Group Inc.	1.875%	11/15/16	225	230
UnitedHealth Group Inc.	6.000%	6/15/17	875	1,011
UnitedHealth Group Inc.	6.000%	2/15/18	1,460	1,705
UnitedHealth Group Inc.	4.700%	2/15/21	165	180
UnitedHealth Group Inc.	3.375%	11/15/21	105	105
UnitedHealth Group Inc.	2.875%	3/15/22	525	499
UnitedHealth Group Inc.	6.500%	6/15/37	200	242
UnitedHealth Group Inc.	6.625%	11/15/37	325	398
UnitedHealth Group Inc.	6.875%	2/15/38	755	948
UnitedHealth Group Inc.	5.950%	2/15/41	500	572
UnitedHealth Group Inc.	4.625%	11/15/41	50	48
UnitedHealth Group Inc.	4.375%	3/15/42	725	673
UnitedHealth Group Inc.	3.950%	10/15/42	200	171
UnitedHealth Group Inc.	4.250%	3/15/43	75	68
Unum Group	7.125%	9/30/16	175	201
Unum Group	5.625%	9/15/20	50	55
Unum Group	5.750%	8/15/42	200	208
Validus Holdings Ltd.	8.875%	1/26/40	150	184
WellPoint Inc.	1.250%	9/10/15	225	227
WellPoint Inc.	5.250%	1/15/16	290	317
WellPoint Inc.	5.875%	6/15/17	250	286
WellPoint Inc.	1.875%	1/15/18	2,775	2,756
WellPoint Inc.	7.000%	2/15/19	145	175
WellPoint Inc.	3.700%	8/15/21	145	145
WellPoint Inc.	3.125%	5/15/22	50	47
WellPoint Inc.	3.300%	1/15/23	750	708
WellPoint Inc.	5.950%	12/15/34	100	111
WellPoint Inc.	5.850%	1/15/36	150	161
WellPoint Inc.	6.375%	6/15/37	630	723
WellPoint Inc.	4.625%	5/15/42	175	160
WellPoint Inc.	4.650%	1/15/43	825	752
Willis Group Holdings plc	5.750%	3/15/21	265	286
Willis North America Inc.	6.200%	3/28/17	300	333
WR Berkley Corp.	5.375%	9/15/20	50	54
WR Berkley Corp.	4.625%	3/15/22	225	233
XL Group plc	6.375%	11/15/24	100	116
XLIT Ltd.	5.750%	10/1/21	545	626

Other Finance (0.0%)
CME Group Inc.	5.300%	9/15/43	325	337
NASDAQ OMX Group Inc.	4.000%	1/15/15	150	155

NASDAQ OMX Group Inc.	5.550%	1/15/20	450	480
ORIX Corp.	4.710%	4/27/15	800	840
ORIX Corp.	5.000%	1/12/16	245	261
XTRA Finance Corp.	5.150%	4/1/17	575	647

Real Estate Investment Trusts (0.2%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	300	304
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	75	71
AvalonBay Communities Inc.	5.750%	9/15/16	100	112
AvalonBay Communities Inc.	2.850%	3/15/23	100	91
BioMed Realty LP	3.850%	4/15/16	325	341
BioMed Realty LP	4.250%	7/15/22	100	97
Boston Properties LP	3.700%	11/15/18	320	338
Boston Properties LP	5.625%	11/15/20	325	365
Boston Properties LP	4.125%	5/15/21	190	196
Boston Properties LP	3.850%	2/1/23	950	932
Boston Properties LP	3.125%	9/1/23	1,375	1,255
Brandywine Operating Partnership LP	4.950%	4/15/18	725	784
BRE Properties Inc.	3.375%	1/15/23	1,150	1,068
Camden Property Trust	5.700%	5/15/17	25	28
Camden Property Trust	2.950%	12/15/22	325	298
CommonWealth REIT	6.650%	1/15/18	1,175	1,284
Corporate Office Properties LP	3.600%	5/15/23	150	137
DDR Corp.	7.875%	9/1/20	500	613
DDR Corp.	4.625%	7/15/22	500	511
DDR Corp.	3.375%	5/15/23	400	367
Digital Realty Trust LP	4.500%	7/15/15	75	79
Digital Realty Trust LP	5.250%	3/15/21	1,190	1,253
Duke Realty LP	5.950%	2/15/17	200	224
Duke Realty LP	8.250%	8/15/19	125	156
Duke Realty LP	6.750%	3/15/20	250	289
Duke Realty LP	3.625%	4/15/23	875	814
EPR Properties	5.750%	8/15/22	75	76
EPR Properties	5.250%	7/15/23	400	389
ERP Operating LP	5.250%	9/15/14	350	365
ERP Operating LP	5.375%	8/1/16	275	306
ERP Operating LP	4.750%	7/15/20	265	286
ERP Operating LP	4.625%	12/15/21	115	122
ERP Operating LP	3.000%	4/15/23	625	575
Essex Portfolio LP	3.250%	5/1/23	50	46
Federal Realty Investment Trust	3.000%	8/1/22	175	164
Federal Realty Investment Trust	2.750%	6/1/23	125	112
HCP Inc.	3.750%	2/1/16	1,445	1,521
HCP Inc.	6.300%	9/15/16	300	339
HCP Inc.	5.625%	5/1/17	25	28
HCP Inc.	2.625%	2/1/20	1,100	1,044
HCP Inc.	5.375%	2/1/21	360	392
HCP Inc.	3.150%	8/1/22	150	139
HCP Inc.	6.750%	2/1/41	175	206
Health Care REIT Inc.	3.625%	3/15/16	225	236
Health Care REIT Inc.	6.200%	6/1/16	325	364
Health Care REIT Inc.	4.700%	9/15/17	50	55
Health Care REIT Inc.	2.250%	3/15/18	575	570
Health Care REIT Inc.	4.125%	4/1/19	300	315
Health Care REIT Inc.	6.125%	4/15/20	100	114
Health Care REIT Inc.	4.950%	1/15/21	175	185
Health Care REIT Inc.	5.250%	1/15/22	425	455

Health Care REIT Inc.	3.750%	3/15/23	175	166
Health Care REIT Inc.	6.500%	3/15/41	200	215
Health Care REIT Inc.	5.125%	3/15/43	175	158
Healthcare Realty Trust Inc.	6.500%	1/17/17	882	990
Healthcare Realty Trust Inc.	5.750%	1/15/21	145	158
Healthcare Realty Trust Inc.	3.750%	4/15/23	100	93
7 Healthcare Trust of America Holdings LP	3.700%	4/15/23	100	94
Hospitality Properties Trust	5.125%	2/15/15	500	516
Hospitality Properties Trust	6.700%	1/15/18	1,000	1,125
Kilroy Realty LP	5.000%	11/3/15	150	161
Kilroy Realty LP	4.800%	7/15/18	800	858
Kilroy Realty LP	3.800%	1/15/23	100	94
Kimco Realty Corp.	5.783%	3/15/16	125	138
Kimco Realty Corp.	5.700%	5/1/17	375	423
Kimco Realty Corp.	6.875%	10/1/19	50	60
Kimco Realty Corp.	3.125%	6/1/23	550	505
Liberty Property LP	5.125%	3/2/15	375	395
Liberty Property LP	3.375%	6/15/23	575	533
Liberty Property LP	4.400%	2/15/24	325	325
Mack-Cali Realty LP	7.750%	8/15/19	750	909
Mack-Cali Realty LP	4.500%	4/18/22	225	224
National Retail Properties Inc.	6.875%	10/15/17	25	29
National Retail Properties Inc.	3.800%	10/15/22	500	480
Omega Healthcare Investors Inc.	6.750%	10/15/22	975	1,046
Piedmont Operating Partnership LP	3.400%	6/1/23	125	114
Post Apartment Homes LP	3.375%	12/1/22	100	93
ProLogis LP	4.500%	8/15/17	75	81
ProLogis LP	2.750%	2/15/19	875	873
ProLogis LP	6.875%	3/15/20	300	355
ProLogis LP	4.250%	8/15/23	250	249
Realty Income Corp.	2.000%	1/31/18	575	564
Realty Income Corp.	6.750%	8/15/19	935	1,107
Realty Income Corp.	3.250%	10/15/22	100	92
Regency Centers LP	5.250%	8/1/15	75	80
Senior Housing Properties Trust	4.300%	1/15/16	75	78
Simon Property Group LP	4.200%	2/1/15	135	140
Simon Property Group LP	5.750%	12/1/15	325	356
Simon Property Group LP	5.250%	12/1/16	335	373
Simon Property Group LP	2.800%	1/30/17	425	440
Simon Property Group LP	5.875%	3/1/17	650	734
Simon Property Group LP	2.150%	9/15/17	200	203
Simon Property Group LP	6.125%	5/30/18	450	529
Simon Property Group LP	5.650%	2/1/20	700	802
Simon Property Group LP	4.375%	3/1/21	555	591
Simon Property Group LP	4.125%	12/1/21	225	235
Simon Property Group LP	3.375%	3/15/22	250	246
Simon Property Group LP	2.750%	2/1/23	400	368
Simon Property Group LP	6.750%	2/1/40	300	370
Simon Property Group LP	4.750%	3/15/42	225	214
Tanger Properties LP	6.150%	11/15/15	400	445
UDR Inc.	4.250%	6/1/18	400	424
UDR Inc.	3.700%	10/1/20	150	151
UDR Inc.	4.625%	1/10/22	125	130
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	25	26
Ventas Realty LP	1.550%	9/26/16	475	476
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	325	319
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	300	315

Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	25	24
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	250	263
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	140	141
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	500	467
Ventas Realty LP	5.700%	9/30/43	450	454
Washington REIT	4.950%	10/1/20	125	131
Washington REIT	3.950%	10/15/22	100	97
Weingarten Realty Investors	3.375%	10/15/22	75	69
Weingarten Realty Investors	3.500%	4/15/23	250	233
				617,568
Industrial (5.2%)
Basic Industry (0.5%)
Agrium Inc.	6.750%	1/15/19	1,350	1,596
Agrium Inc.	3.150%	10/1/22	600	558
Agrium Inc.	3.500%	6/1/23	275	261
Agrium Inc.	4.900%	6/1/43	125	114
Air Products & Chemicals Inc.	2.000%	8/2/16	275	281
Air Products & Chemicals Inc.	1.200%	10/15/17	225	220
Air Products & Chemicals Inc.	3.000%	11/3/21	190	185
Air Products & Chemicals Inc.	2.750%	2/3/23	200	190
Airgas Inc.	4.500%	9/15/14	100	104
Airgas Inc.	3.250%	10/1/15	225	234
Albemarle Corp.	4.500%	12/15/20	50	52
Alcoa Inc.	6.750%	7/15/18	310	340
Alcoa Inc.	5.720%	2/23/19	100	104
Alcoa Inc.	6.150%	8/15/20	810	848
Alcoa Inc.	5.400%	4/15/21	250	248
Alcoa Inc.	5.900%	2/1/27	205	198
Alcoa Inc.	6.750%	1/15/28	905	916
Alcoa Inc.	5.950%	2/1/37	310	279
Allegheny Technologies Inc.	9.375%	6/1/19	450	557
Barrick Gold Corp.	2.900%	5/30/16	295	298
Barrick Gold Corp.	2.500%	5/1/18	1,100	1,049
Barrick Gold Corp.	6.950%	4/1/19	350	401
Barrick Gold Corp.	3.850%	4/1/22	600	532
Barrick Gold Corp.	4.100%	5/1/23	1,050	925
Barrick Gold Corp.	5.250%	4/1/42	250	200
Barrick Gold Finance Co.	4.875%	11/15/14	825	855
Barrick North America Finance LLC	6.800%	9/15/18	475	540
Barrick North America Finance LLC	4.400%	5/30/21	915	853
Barrick North America Finance LLC	7.500%	9/15/38	25	25
Barrick North America Finance LLC	5.700%	5/30/41	750	634
Barrick North America Finance LLC	5.750%	5/1/43	250	210
Barrick PD Australia Finance Pty Ltd.	4.950%	1/15/20	600	601
BHP Billiton Finance USA Ltd.	1.125%	11/21/14	950	958
BHP Billiton Finance USA Ltd.	1.000%	2/24/15	1,450	1,461
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	450	460
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	1,475	1,485
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	350	394
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	300	300
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	250	300
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	600	595
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	525	501
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	300	302
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	450	404
Cabot Corp.	2.550%	1/15/18	550	553
Cabot Corp.	3.700%	7/15/22	50	49

Carpenter Technology Corp.	5.200%	7/15/21	575	599
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	775	815
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	200	194
CF Industries Inc.	6.875%	5/1/18	1,725	2,018
CF Industries Inc.	7.125%	5/1/20	825	968
CF Industries Inc.	3.450%	6/1/23	75	70
CF Industries Inc.	4.950%	6/1/43	375	338
Cliffs Natural Resources Inc.	3.950%	1/15/18	575	577
Cliffs Natural Resources Inc.	5.900%	3/15/20	200	206
Cliffs Natural Resources Inc.	4.800%	10/1/20	150	143
Cliffs Natural Resources Inc.	4.875%	4/1/21	300	283
Cliffs Natural Resources Inc.	6.250%	10/1/40	350	292
Domtar Corp.	6.250%	9/1/42	50	50
Dow Chemical Co.	2.500%	2/15/16	250	259
Dow Chemical Co.	5.700%	5/15/18	100	115
Dow Chemical Co.	8.550%	5/15/19	1,110	1,416
Dow Chemical Co.	4.250%	11/15/20	2,010	2,101
Dow Chemical Co.	4.125%	11/15/21	185	188
Dow Chemical Co.	3.000%	11/15/22	700	642
Dow Chemical Co.	7.375%	11/1/29	100	126
Dow Chemical Co.	9.400%	5/15/39	760	1,113
Dow Chemical Co.	5.250%	11/15/41	525	516
Eastman Chemical Co.	3.000%	12/15/15	400	417
Eastman Chemical Co.	2.400%	6/1/17	1,750	1,779
Eastman Chemical Co.	3.600%	8/15/22	650	634
Eastman Chemical Co.	4.800%	9/1/42	400	380
Ecolab Inc.	2.375%	12/8/14	150	153
Ecolab Inc.	1.000%	8/9/15	900	902
Ecolab Inc.	3.000%	12/8/16	175	184
Ecolab Inc.	1.450%	12/8/17	1,225	1,205
Ecolab Inc.	4.350%	12/8/21	550	579
Ecolab Inc.	5.500%	12/8/41	625	666
EI du Pont de Nemours & Co.	3.250%	1/15/15	295	305
EI du Pont de Nemours & Co.	2.750%	4/1/16	375	393
EI du Pont de Nemours & Co.	5.250%	12/15/16	105	119
EI du Pont de Nemours & Co.	6.000%	7/15/18	700	830
EI du Pont de Nemours & Co.	4.625%	1/15/20	300	331
EI du Pont de Nemours & Co.	3.625%	1/15/21	1,420	1,462
EI du Pont de Nemours & Co.	4.250%	4/1/21	850	910
EI du Pont de Nemours & Co.	2.800%	2/15/23	75	70
EI du Pont de Nemours & Co.	6.500%	1/15/28	500	606
EI du Pont de Nemours & Co.	4.900%	1/15/41	450	450
EI du Pont de Nemours & Co.	4.150%	2/15/43	125	112
FMC Corp.	3.950%	2/1/22	150	151
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	200	201
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	125	125
7 Freeport-McMoRan Copper & Gold Inc.	2.375%	3/15/18	1,375	1,335
7 Freeport-McMoRan Copper & Gold Inc.	3.100%	3/15/20	3,425	3,230
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	2,975	2,739
7 Freeport-McMoRan Copper & Gold Inc.	3.875%	3/15/23	1,280	1,184
7 Freeport-McMoRan Copper & Gold Inc.	5.450%	3/15/43	720	646
Georgia-Pacific LLC	8.875%	5/15/31	450	628
Goldcorp Inc.	2.125%	3/15/18	975	951
Goldcorp Inc.	3.700%	3/15/23	600	554
International Paper Co.	5.300%	4/1/15	525	558
International Paper Co.	7.950%	6/15/18	410	508
International Paper Co.	9.375%	5/15/19	700	925

International Paper Co.	7.500%	8/15/21	410	506
International Paper Co.	4.750%	2/15/22	500	527
International Paper Co.	7.300%	11/15/39	805	989
International Paper Co.	6.000%	11/15/41	300	323
Lubrizol Corp.	5.500%	10/1/14	525	552
LyondellBasell Industries NV	5.000%	4/15/19	900	988
LyondellBasell Industries NV	6.000%	11/15/21	475	539
LyondellBasell Industries NV	5.750%	4/15/24	500	559
Monsanto Co.	2.750%	4/15/16	75	79
Monsanto Co.	2.200%	7/15/22	175	162
Monsanto Co.	5.875%	4/15/38	375	440
Monsanto Co.	3.600%	7/15/42	250	212
Mosaic Co.	3.750%	11/15/21	650	636
Mosaic Co.	4.875%	11/15/41	130	119
Newmont Mining Corp.	5.125%	10/1/19	1,475	1,562
Newmont Mining Corp.	3.500%	3/15/22	250	219
Newmont Mining Corp.	5.875%	4/1/35	325	294
Newmont Mining Corp.	6.250%	10/1/39	500	463
Newmont Mining Corp.	4.875%	3/15/42	600	455
Nucor Corp.	5.750%	12/1/17	385	439
Nucor Corp.	5.850%	6/1/18	875	1,006
Nucor Corp.	4.125%	9/15/22	200	201
Nucor Corp.	4.000%	8/1/23	225	222
Nucor Corp.	6.400%	12/1/37	325	360
Nucor Corp.	5.200%	8/1/43	200	191
Packaging Corp. of America	3.900%	6/15/22	275	264
Placer Dome Inc.	6.450%	10/15/35	375	344
Plains Exploration & Production Co.	6.500%	11/15/20	800	858
Plum Creek Timberlands LP	5.875%	11/15/15	225	246
Plum Creek Timberlands LP	4.700%	3/15/21	275	285
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	300	317
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	675	708
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	1,210	1,326
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	50	53
PPG Industries Inc.	1.900%	1/15/16	375	382
PPG Industries Inc.	6.650%	3/15/18	700	828
Praxair Inc.	4.375%	3/31/14	450	458
Praxair Inc.	5.250%	11/15/14	150	158
Praxair Inc.	4.625%	3/30/15	615	654
Praxair Inc.	5.200%	3/15/17	25	28
Praxair Inc.	4.500%	8/15/19	175	198
Praxair Inc.	4.050%	3/15/21	925	980
Praxair Inc.	3.000%	9/1/21	50	49
Praxair Inc.	2.450%	2/15/22	850	796
Praxair Inc.	3.550%	11/7/42	100	83
Rayonier Inc.	3.750%	4/1/22	125	120
Reliance Steel & Aluminum Co.	4.500%	4/15/23	225	221
Rio Tinto Alcan Inc.	5.000%	6/1/15	875	932
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	368
Rio Tinto Alcan Inc.	5.750%	6/1/35	250	264
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	280	288
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	725	857
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	1,075	1,395
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	310	309
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	175	179
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	1,000	998
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	278

Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	567
Rio Tinto Finance USA plc	1.125%	3/20/15	325	326
Rio Tinto Finance USA plc	1.375%	6/17/16	1,050	1,050
Rio Tinto Finance USA plc	2.000%	3/22/17	375	378
Rio Tinto Finance USA plc	2.250%	12/14/18	500	494
Rio Tinto Finance USA plc	3.500%	3/22/22	200	193
Rio Tinto Finance USA plc	4.750%	3/22/42	875	821
Rio Tinto Finance USA plc	4.125%	8/21/42	850	730
Rohm & Haas Co.	7.850%	7/15/29	300	393
RPM International Inc.	6.125%	10/15/19	75	85
RPM International Inc.	3.450%	11/15/22	250	234
Sherwin-Williams Co.	3.125%	12/15/14	175	180
Sigma-Aldrich Corp.	3.375%	11/1/20	75	76
Southern Copper Corp.	5.375%	4/16/20	200	214
Southern Copper Corp.	7.500%	7/27/35	1,475	1,548
Southern Copper Corp.	6.750%	4/16/40	250	243
Syngenta Finance NV	3.125%	3/28/22	250	244
Syngenta Finance NV	4.375%	3/28/42	150	143
Teck Resources Ltd.	3.150%	1/15/17	500	514
Teck Resources Ltd.	2.500%	2/1/18	430	426
Teck Resources Ltd.	4.500%	1/15/21	250	249
Teck Resources Ltd.	4.750%	1/15/22	75	75
Teck Resources Ltd.	3.750%	2/1/23	525	481
Teck Resources Ltd.	6.250%	7/15/41	795	769
Teck Resources Ltd.	5.200%	3/1/42	425	361
Vale Canada Ltd.	5.700%	10/15/15	450	483
Vale Canada Ltd.	7.200%	9/15/32	100	102
Vale Overseas Ltd.	6.250%	1/11/16	510	561
Vale Overseas Ltd.	6.250%	1/23/17	200	223
Vale Overseas Ltd.	5.625%	9/15/19	500	547
Vale Overseas Ltd.	4.625%	9/15/20	1,090	1,104
Vale Overseas Ltd.	4.375%	1/11/22	1,385	1,336
Vale Overseas Ltd.	8.250%	1/17/34	375	429
Vale Overseas Ltd.	6.875%	11/21/36	855	862
Vale Overseas Ltd.	6.875%	11/10/39	1,110	1,123
Vale SA	5.625%	9/11/42	725	635
Valspar Corp.	7.250%	6/15/19	50	61
Valspar Corp.	4.200%	1/15/22	25	25
Westlake Chemical Corp.	3.600%	7/15/22	50	48
Westvaco Corp.	7.950%	2/15/31	300	346
Weyerhaeuser Co.	7.375%	10/1/19	550	672
Weyerhaeuser Co.	8.500%	1/15/25	150	192
Weyerhaeuser Co.	7.375%	3/15/32	625	761
Weyerhaeuser Co.	6.875%	12/15/33	125	145
Glencore Canada Corp.	5.500%	6/15/17	250	271

Capital Goods (0.5%)
3M Co.	1.375%	9/29/16	295	300
3M Co.	6.375%	2/15/28	350	437
3M Co.	5.700%	3/15/37	105	122
ABB Finance USA Inc.	1.625%	5/8/17	100	100
ABB Finance USA Inc.	2.875%	5/8/22	375	362
ABB Finance USA Inc.	4.375%	5/8/42	150	142
Acuity Brands Lighting Inc.	6.000%	12/15/19	200	221
Black & Decker Corp.	5.750%	11/15/16	75	85
Boeing Capital Corp.	2.125%	8/15/16	115	119
Boeing Capital Corp.	4.700%	10/27/19	125	141

Boeing Co.	3.500%	2/15/15	565	588
Boeing Co.	0.950%	5/15/18	1,425	1,374
Boeing Co.	6.000%	3/15/19	150	178
Boeing Co.	4.875%	2/15/20	525	597
Boeing Co.	6.625%	2/15/38	100	127
Boeing Co.	6.875%	3/15/39	250	333
Boeing Co.	5.875%	2/15/40	795	965
Carlisle Cos. Inc.	3.750%	11/15/22	175	169
Caterpillar Financial Services Corp.	4.750%	2/17/15	175	185
Caterpillar Financial Services Corp.	4.625%	6/1/15	2,050	2,183
Caterpillar Financial Services Corp.	2.050%	8/1/16	770	793
Caterpillar Financial Services Corp.	1.300%	3/1/18	825	806
Caterpillar Financial Services Corp.	5.450%	4/15/18	875	1,008
Caterpillar Financial Services Corp.	7.150%	2/15/19	1,235	1,527
Caterpillar Inc.	0.950%	6/26/15	450	453
Caterpillar Inc.	1.500%	6/26/17	450	454
Caterpillar Inc.	3.900%	5/27/21	220	230
Caterpillar Inc.	2.600%	6/26/22	125	117
Caterpillar Inc.	6.050%	8/15/36	895	1,034
Caterpillar Inc.	3.803%	8/15/42	979	832
Cooper US Inc.	2.375%	1/15/16	1,000	1,030
CRH America Inc.	4.125%	1/15/16	500	526
CRH America Inc.	6.000%	9/30/16	750	846
CRH America Inc.	5.750%	1/15/21	885	976
Danaher Corp.	2.300%	6/23/16	200	207
Danaher Corp.	3.900%	6/23/21	150	160
Deere & Co.	2.600%	6/8/22	700	661
Deere & Co.	5.375%	10/16/29	455	512
Deere & Co.	7.125%	3/3/31	400	523
Deere & Co.	3.900%	6/9/42	500	442
Dover Corp.	4.300%	3/1/21	145	156
Dover Corp.	6.600%	3/15/38	350	441
Dover Corp.	5.375%	3/1/41	480	528
7 Eaton Corp.	1.500%	11/2/17	200	197
Eaton Corp.	5.600%	5/15/18	550	632
7 Eaton Corp.	2.750%	11/2/22	575	536
7 Eaton Corp.	4.000%	11/2/32	815	749
7 Eaton Corp.	4.150%	11/2/42	75	67
7 Embraer Overseas Ltd.	5.696%	9/16/23	866	844
Embraer SA	5.150%	6/15/22	325	316
Emerson Electric Co.	4.875%	10/15/19	275	314
Emerson Electric Co.	4.250%	11/15/20	25	27
Emerson Electric Co.	2.625%	2/15/23	1,000	951
Emerson Electric Co.	6.000%	8/15/32	150	176
Emerson Electric Co.	6.125%	4/15/39	125	151
Emerson Electric Co.	5.250%	11/15/39	135	146
Exelis Inc.	4.250%	10/1/16	225	238
Flowserve Corp.	3.500%	9/15/22	625	592
General Dynamics Corp.	1.375%	1/15/15	550	557
General Dynamics Corp.	1.000%	11/15/17	1,100	1,072
General Dynamics Corp.	3.875%	7/15/21	750	780
General Dynamics Corp.	2.250%	11/15/22	900	815
General Dynamics Corp.	3.600%	11/15/42	125	104
General Electric Co.	0.850%	10/9/15	925	927
General Electric Co.	5.250%	12/6/17	1,940	2,209
General Electric Co.	2.700%	10/9/22	1,350	1,277
General Electric Co.	4.125%	10/9/42	1,050	961

Harsco Corp.	5.750%	5/15/18	675	723
Honeywell International Inc.	5.400%	3/15/16	245	272
Honeywell International Inc.	5.300%	3/15/17	275	311
Honeywell International Inc.	5.300%	3/1/18	150	172
Honeywell International Inc.	5.000%	2/15/19	105	120
Honeywell International Inc.	4.250%	3/1/21	805	878
Honeywell International Inc.	5.700%	3/15/37	105	122
Honeywell International Inc.	5.375%	3/1/41	855	969
Illinois Tool Works Inc.	6.250%	4/1/19	450	538
Illinois Tool Works Inc.	3.375%	9/15/21	105	107
Illinois Tool Works Inc.	4.875%	9/15/41	105	106
Illinois Tool Works Inc.	3.900%	9/1/42	725	626
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	800	950
7 Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	125	125
7 Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	250	250
7 Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	125	129
John Deere Capital Corp.	1.250%	12/2/14	350	354
John Deere Capital Corp.	2.950%	3/9/15	125	129
John Deere Capital Corp.	0.875%	4/17/15	50	50
John Deere Capital Corp.	0.950%	6/29/15	300	302
John Deere Capital Corp.	0.700%	9/4/15	50	50
John Deere Capital Corp.	0.750%	1/22/16	275	275
John Deere Capital Corp.	1.850%	9/15/16	185	190
John Deere Capital Corp.	2.000%	1/13/17	375	384
John Deere Capital Corp.	2.800%	9/18/17	550	576
John Deere Capital Corp.	1.200%	10/10/17	475	468
John Deere Capital Corp.	5.750%	9/10/18	530	621
John Deere Capital Corp.	2.250%	4/17/19	150	151
John Deere Capital Corp.	1.700%	1/15/20	550	520
John Deere Capital Corp.	3.900%	7/12/21	125	131
John Deere Capital Corp.	3.150%	10/15/21	105	105
John Deere Capital Corp.	2.750%	3/15/22	75	72
John Deere Capital Corp.	2.800%	1/27/23	1,775	1,689
Joy Global Inc.	6.000%	11/15/16	250	281
Kennametal Inc.	2.650%	11/1/19	200	194
Kennametal Inc.	3.875%	2/15/22	125	122
L-3 Communications Corp.	5.200%	10/15/19	825	900
L-3 Communications Corp.	4.750%	7/15/20	425	445
L-3 Communications Corp.	4.950%	2/15/21	575	607
Lockheed Martin Corp.	7.650%	5/1/16	250	292
Lockheed Martin Corp.	2.125%	9/15/16	245	253
Lockheed Martin Corp.	4.250%	11/15/19	2,005	2,179
Lockheed Martin Corp.	3.350%	9/15/21	80	80
Lockheed Martin Corp.	6.150%	9/1/36	1,715	1,981
Lockheed Martin Corp.	5.500%	11/15/39	180	195
Lockheed Martin Corp.	5.720%	6/1/40	316	350
Martin Marietta Materials Inc.	6.600%	4/15/18	400	452
Mohawk Industries Inc.	3.850%	2/1/23	750	713
Northrop Grumman Corp.	1.750%	6/1/18	575	563
Northrop Grumman Corp.	3.500%	3/15/21	125	127
Northrop Grumman Corp.	3.250%	8/1/23	400	379
Northrop Grumman Corp.	5.050%	11/15/40	475	471
Northrop Grumman Corp.	4.750%	6/1/43	400	377
Owens Corning	6.500%	12/1/16	1,691	1,891
Owens Corning	4.200%	12/15/22	150	146
Parker Hannifin Corp.	5.500%	5/15/18	1,725	1,986
Parker Hannifin Corp.	3.500%	9/15/22	75	75

Parker Hannifin Corp.	6.250%	5/15/38	75	90
Pentair Finance SA	1.350%	12/1/15	300	302
Precision Castparts Corp.	0.700%	12/20/15	225	224
Precision Castparts Corp.	1.250%	1/15/18	1,650	1,608
Precision Castparts Corp.	2.500%	1/15/23	125	115
Precision Castparts Corp.	3.900%	1/15/43	175	156
Raytheon Co.	6.750%	3/15/18	125	150
Raytheon Co.	3.125%	10/15/20	425	430
Raytheon Co.	2.500%	12/15/22	425	390
Raytheon Co.	7.200%	8/15/27	75	94
Raytheon Co.	4.875%	10/15/40	225	227
Raytheon Co.	4.700%	12/15/41	625	616
Republic Services Inc.	3.800%	5/15/18	2,535	2,706
Republic Services Inc.	5.500%	9/15/19	325	368
Republic Services Inc.	5.000%	3/1/20	125	137
Republic Services Inc.	5.250%	11/15/21	50	55
Republic Services Inc.	3.550%	6/1/22	300	293
Republic Services Inc.	6.200%	3/1/40	475	543
Republic Services Inc.	5.700%	5/15/41	500	538
Rockwell Automation Inc.	5.650%	12/1/17	25	29
Rockwell Automation Inc.	6.700%	1/15/28	200	249
Rockwell Automation Inc.	6.250%	12/1/37	325	387
Rockwell Collins Inc.	5.250%	7/15/19	50	57
Rockwell Collins Inc.	3.100%	11/15/21	125	123
Roper Industries Inc.	2.050%	10/1/18	1,000	982
Roper Industries Inc.	6.250%	9/1/19	1,275	1,488
Snap-on Inc.	6.125%	9/1/21	200	231
Sonoco Products Co.	4.375%	11/1/21	65	67
Sonoco Products Co.	5.750%	11/1/40	265	279
Stanley Black & Decker Inc.	3.400%	12/1/21	450	449
Stanley Black & Decker Inc.	5.200%	9/1/40	150	153
Textron Inc.	5.600%	12/1/17	125	138
Textron Inc.	7.250%	10/1/19	650	777
Tyco International Finance SA	8.500%	1/15/19	200	248
Tyco International Finance SA / Tyco
International Ltd.	7.000%	12/15/19	300	360
United Technologies Corp.	4.875%	5/1/15	115	123
United Technologies Corp.	1.800%	6/1/17	620	630
United Technologies Corp.	5.375%	12/15/17	1,575	1,812
United Technologies Corp.	6.125%	2/1/19	1,183	1,418
United Technologies Corp.	4.500%	4/15/20	445	493
United Technologies Corp.	3.100%	6/1/22	1,350	1,325
United Technologies Corp.	6.700%	8/1/28	200	252
United Technologies Corp.	7.500%	9/15/29	100	135
United Technologies Corp.	5.400%	5/1/35	400	444
United Technologies Corp.	6.050%	6/1/36	285	339
United Technologies Corp.	6.125%	7/15/38	500	600
United Technologies Corp.	5.700%	4/15/40	525	604
United Technologies Corp.	4.500%	6/1/42	1,725	1,683
Waste Management Inc.	2.600%	9/1/16	205	212
Waste Management Inc.	6.100%	3/15/18	1,100	1,278
Waste Management Inc.	7.375%	3/11/19	80	97
Waste Management Inc.	4.600%	3/1/21	275	293
Waste Management Inc.	7.100%	8/1/26	325	403
Waste Management Inc.	7.750%	5/15/32	185	244
Waste Management Inc.	6.125%	11/30/39	400	457

Communication (0.9%)
Alltel Corp.	6.800%	5/1/29	128	148
America Movil SAB de CV	5.750%	1/15/15	833	882
America Movil SAB de CV	2.375%	9/8/16	900	915
America Movil SAB de CV	5.625%	11/15/17	350	397
America Movil SAB de CV	5.000%	10/16/19	850	928
America Movil SAB de CV	5.000%	3/30/20	710	764
America Movil SAB de CV	3.125%	7/16/22	200	184
America Movil SAB de CV	6.375%	3/1/35	200	215
America Movil SAB de CV	6.125%	11/15/37	300	314
America Movil SAB de CV	6.125%	3/30/40	1,210	1,273
America Movil SAB de CV	4.375%	7/16/42	425	341
American Tower Corp.	4.625%	4/1/15	75	78
American Tower Corp.	4.500%	1/15/18	1,400	1,481
American Tower Corp.	5.050%	9/1/20	205	211
American Tower Corp.	5.900%	11/1/21	1,500	1,577
American Tower Corp.	3.500%	1/31/23	1,150	1,010
AT&T Corp.	6.500%	3/15/29	100	111
AT&T Corp.	8.000%	11/15/31	1,001	1,367
AT&T Inc.	2.500%	8/15/15	2,285	2,353
AT&T Inc.	0.900%	2/12/16	500	498
AT&T Inc.	2.950%	5/15/16	160	167
AT&T Inc.	5.625%	6/15/16	600	668
AT&T Inc.	2.400%	8/15/16	445	459
AT&T Inc.	1.600%	2/15/17	500	501
AT&T Inc.	1.700%	6/1/17	2,175	2,172
AT&T Inc.	5.500%	2/1/18	2,385	2,703
AT&T Inc.	5.600%	5/15/18	250	286
AT&T Inc.	5.800%	2/15/19	325	374
AT&T Inc.	4.450%	5/15/21	485	510
AT&T Inc.	3.875%	8/15/21	615	623
AT&T Inc.	3.000%	2/15/22	600	562
AT&T Inc.	2.625%	12/1/22	875	783
AT&T Inc.	6.450%	6/15/34	945	1,040
AT&T Inc.	6.500%	9/1/37	873	963
AT&T Inc.	6.300%	1/15/38	1,785	1,919
AT&T Inc.	6.400%	5/15/38	550	601
AT&T Inc.	6.550%	2/15/39	410	456
AT&T Inc.	5.350%	9/1/40	1,755	1,696
AT&T Inc.	5.550%	8/15/41	210	208
AT&T Inc.	4.300%	12/15/42	1,773	1,469
AT&T Inc.	4.350%	6/15/45	1,306	1,076
AT&T Mobility LLC	7.125%	12/15/31	400	490
Bellsouth Capital Funding Corp.	7.875%	2/15/30	103	124
BellSouth Corp.	5.200%	12/15/16	250	281
BellSouth Corp.	6.875%	10/15/31	231	258
BellSouth Corp.	6.550%	6/15/34	511	549
BellSouth Corp.	6.000%	11/15/34	219	226
BellSouth Telecommunications Inc.	6.375%	6/1/28	1,565	1,698
British Telecommunications plc	5.950%	1/15/18	1,440	1,653
British Telecommunications plc	9.625%	12/15/30	1,125	1,671
CBS Corp.	5.750%	4/15/20	360	404
CBS Corp.	4.300%	2/15/21	550	566
CBS Corp.	3.375%	3/1/22	725	693
CBS Corp.	7.875%	7/30/30	400	487
CBS Corp.	5.500%	5/15/33	200	194
CBS Corp.	4.850%	7/1/42	225	201

CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	500	455
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	1,492	1,910
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	1,108	1,568
Comcast Cable Communications LLC	8.875%	5/1/17	850	1,064
Comcast Corp.	6.500%	1/15/15	700	752
Comcast Corp.	5.900%	3/15/16	1,265	1,415
Comcast Corp.	5.700%	5/15/18	475	555
Comcast Corp.	5.700%	7/1/19	1,730	2,023
Comcast Corp.	3.125%	7/15/22	100	97
Comcast Corp.	2.850%	1/15/23	900	857
Comcast Corp.	4.250%	1/15/33	1,200	1,134
Comcast Corp.	7.050%	3/15/33	1,000	1,243
Comcast Corp.	6.500%	11/15/35	1,075	1,285
Comcast Corp.	6.450%	3/15/37	900	1,076
Comcast Corp.	6.950%	8/15/37	1,220	1,531
Comcast Corp.	6.400%	5/15/38	600	706
Comcast Corp.	4.650%	7/15/42	1,125	1,070
Comcast Corp.	4.500%	1/15/43	225	211
COX Communications Inc.	5.450%	12/15/14	48	51
COX Communications Inc.	5.500%	10/1/15	600	647
7 COX Communications Inc.	8.375%	3/1/39	500	590
Deutsche Telekom International Finance BV	5.750%	3/23/16	425	470
Deutsche Telekom International Finance BV	6.750%	8/20/18	325	390
Deutsche Telekom International Finance BV	6.000%	7/8/19	1,025	1,199
Deutsche Telekom International Finance BV	8.750%	6/15/30	1,725	2,395
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	325	338
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.550%	3/15/15	300	311
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	75	78
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	2,330	2,593
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	500	529
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	2,725	2,785
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.350%	3/15/40	275	272
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	225	222
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	1,075	912
Discovery Communications LLC	5.050%	6/1/20	1,150	1,271
Discovery Communications LLC	4.375%	6/15/21	205	215
Discovery Communications LLC	3.300%	5/15/22	125	120
Discovery Communications LLC	3.250%	4/1/23	500	470
Discovery Communications LLC	4.950%	5/15/42	225	207
Discovery Communications LLC	4.875%	4/1/43	175	161
Embarq Corp.	7.082%	6/1/16	425	479
Embarq Corp.	7.995%	6/1/36	405	412
Grupo Televisa SAB	6.000%	5/15/18	1,400	1,588
Grupo Televisa SAB	6.625%	3/18/25	450	518
Grupo Televisa SAB	6.625%	1/15/40	500	542

GTE Corp.	6.940%	4/15/28	325	374
Interpublic Group of Cos. Inc.	3.750%	2/15/23	1,000	935
McGraw Hill Financial Inc.	5.900%	11/15/17	150	164
McGraw Hill Financial Inc.	6.550%	11/15/37	350	341
Moody's Corp.	4.500%	9/1/22	1,400	1,400
NBCUniversal Media LLC	3.650%	4/30/15	200	210
NBCUniversal Media LLC	2.875%	4/1/16	2,345	2,455
NBCUniversal Media LLC	5.150%	4/30/20	925	1,049
NBCUniversal Media LLC	4.375%	4/1/21	205	221
NBCUniversal Media LLC	6.400%	4/30/40	350	414
NBCUniversal Media LLC	5.950%	4/1/41	1,075	1,212
NBCUniversal Media LLC	4.450%	1/15/43	100	92
New Cingular Wireless Services Inc.	8.750%	3/1/31	155	214
News America Inc.	5.300%	12/15/14	205	216
News America Inc.	6.900%	3/1/19	1,160	1,403
News America Inc.	5.650%	8/15/20	500	565
News America Inc.	4.500%	2/15/21	435	464
News America Inc.	3.000%	9/15/22	500	468
7 News America Inc.	4.000%	10/1/23	275	276
News America Inc.	6.550%	3/15/33	892	998
News America Inc.	6.200%	12/15/34	825	894
News America Inc.	6.400%	12/15/35	750	828
News America Inc.	8.150%	10/17/36	385	475
News America Inc.	6.150%	3/1/37	345	375
News America Inc.	6.900%	8/15/39	425	492
7 News America Inc.	5.400%	10/1/43	175	175
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	100	100
Omnicom Group Inc.	5.900%	4/15/16	50	56
Omnicom Group Inc.	6.250%	7/15/19	675	786
Omnicom Group Inc.	4.450%	8/15/20	1,250	1,308
Omnicom Group Inc.	3.625%	5/1/22	1,100	1,050
Orange SA	2.750%	9/14/16	820	847
Orange SA	5.375%	7/8/19	1,025	1,137
Orange SA	4.125%	9/14/21	902	911
Orange SA	8.750%	3/1/31	785	1,043
Orange SA	5.375%	1/13/42	25	24
Pacific Bell Telephone Co.	7.125%	3/15/26	200	240
Qwest Corp.	6.500%	6/1/17	275	310
Qwest Corp.	6.750%	12/1/21	410	442
Qwest Corp.	7.250%	9/15/25	175	192
Qwest Corp.	6.875%	9/15/33	375	363
Qwest Corp.	7.125%	11/15/43	550	535
Reed Elsevier Capital Inc.	8.625%	1/15/19	259	330
Reed Elsevier Capital Inc.	3.125%	10/15/22	705	653
Rogers Communications Inc.	6.800%	8/15/18	950	1,134
Rogers Communications Inc.	3.000%	3/15/23	230	212
Rogers Communications Inc.	4.100%	10/1/23	225	226
Rogers Communications Inc.	4.500%	3/15/43	250	219
Telecom Italia Capital SA	6.175%	6/18/14	267	275
Telecom Italia Capital SA	6.999%	6/4/18	525	580
Telecom Italia Capital SA	7.175%	6/18/19	550	611
Telecom Italia Capital SA	6.375%	11/15/33	205	180
Telecom Italia Capital SA	7.721%	6/4/38	1,060	1,037
Telefonica Emisiones SAU	4.949%	1/15/15	625	651
Telefonica Emisiones SAU	3.729%	4/27/15	300	309
Telefonica Emisiones SAU	6.421%	6/20/16	475	522
Telefonica Emisiones SAU	3.192%	4/27/18	1,025	1,014

Telefonica Emisiones SAU	5.877%	7/15/19	1,050	1,142
Telefonica Emisiones SAU	5.134%	4/27/20	705	723
Telefonica Emisiones SAU	5.462%	2/16/21	350	360
Telefonica Emisiones SAU	4.570%	4/27/23	750	721
Telefonica Emisiones SAU	7.045%	6/20/36	690	731
Telefonica Europe BV	8.250%	9/15/30	750	890
Thomson Reuters Corp.	5.700%	10/1/14	850	893
Thomson Reuters Corp.	6.500%	7/15/18	50	59
Thomson Reuters Corp.	4.700%	10/15/19	125	138
Thomson Reuters Corp.	5.500%	8/15/35	350	358
Thomson Reuters Corp.	5.850%	4/15/40	425	455
Time Warner Cable Inc.	3.500%	2/1/15	450	464
Time Warner Cable Inc.	5.850%	5/1/17	825	899
Time Warner Cable Inc.	6.750%	7/1/18	475	530
Time Warner Cable Inc.	8.250%	4/1/19	700	809
Time Warner Cable Inc.	5.000%	2/1/20	2,695	2,727
Time Warner Cable Inc.	4.125%	2/15/21	500	473
Time Warner Cable Inc.	4.000%	9/1/21	850	794
Time Warner Cable Inc.	6.550%	5/1/37	550	503
Time Warner Cable Inc.	6.750%	6/15/39	1,600	1,503
Time Warner Cable Inc.	5.875%	11/15/40	600	509
Time Warner Cable Inc.	5.500%	9/1/41	250	206
Time Warner Cable Inc.	4.500%	9/15/42	475	347
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	939
Time Warner Entertainment Co. LP	8.375%	7/15/33	100	109
United States Cellular Corp.	6.700%	12/15/33	350	341
Verizon Communications Inc.	5.550%	2/15/16	500	550
Verizon Communications Inc.	3.000%	4/1/16	380	395
Verizon Communications Inc.	2.500%	9/15/16	600	618
Verizon Communications Inc.	2.000%	11/1/16	2,825	2,859
Verizon Communications Inc.	5.500%	4/1/17	50	56
Verizon Communications Inc.	1.100%	11/1/17	200	193
Verizon Communications Inc.	5.500%	2/15/18	1,150	1,302
Verizon Communications Inc.	6.100%	4/15/18	305	353
Verizon Communications Inc.	3.650%	9/14/18	755	796
Verizon Communications Inc.	8.750%	11/1/18	445	571
Verizon Communications Inc.	4.500%	9/15/20	1,600	1,710
Verizon Communications Inc.	4.600%	4/1/21	1,440	1,528
Verizon Communications Inc.	3.500%	11/1/21	640	630
Verizon Communications Inc.	2.450%	11/1/22	1,925	1,710
Verizon Communications Inc.	5.150%	9/15/23	4,300	4,611
Verizon Communications Inc.	7.750%	12/1/30	1,135	1,396
Verizon Communications Inc.	6.400%	9/15/33	2,950	3,279
Verizon Communications Inc.	5.850%	9/15/35	500	519
Verizon Communications Inc.	6.250%	4/1/37	775	837
Verizon Communications Inc.	6.400%	2/15/38	1,360	1,501
Verizon Communications Inc.	6.900%	4/15/38	350	406
Verizon Communications Inc.	6.000%	4/1/41	445	470
Verizon Communications Inc.	4.750%	11/1/41	625	559
Verizon Communications Inc.	3.850%	11/1/42	250	197
Verizon Communications Inc.	6.550%	9/15/43	5,950	6,698
Verizon Maryland LLC	5.125%	6/15/33	1,000	922
Verizon New England Inc.	7.875%	11/15/29	250	292
Verizon New York Inc.	7.375%	4/1/32	500	574
Vodafone Group plc	0.900%	2/19/16	175	174
Vodafone Group plc	5.750%	3/15/16	300	332
Vodafone Group plc	5.625%	2/27/17	2,060	2,314

Vodafone Group plc	1.625%	3/20/17	625	623
Vodafone Group plc	1.250%	9/26/17	1,350	1,318
Vodafone Group plc	1.500%	2/19/18	1,450	1,410
Vodafone Group plc	4.625%	7/15/18	125	138
Vodafone Group plc	5.450%	6/10/19	275	313
Vodafone Group plc	2.500%	9/26/22	200	179
Vodafone Group plc	2.950%	2/19/23	545	500
Vodafone Group plc	7.875%	2/15/30	425	539
Vodafone Group plc	6.250%	11/30/32	350	389
Vodafone Group plc	6.150%	2/27/37	755	825
Vodafone Group plc	4.375%	2/19/43	675	585
Washington Post Co.	7.250%	2/1/19	150	179
WPP Finance 2010	4.750%	11/21/21	1,721	1,777
WPP Finance 2010	3.625%	9/7/22	500	475
WPP Finance 2010	5.125%	9/7/42	1,050	969

Consumer Cyclical (0.7%)
Amazon.com Inc.	0.650%	11/27/15	350	349
Amazon.com Inc.	1.200%	11/29/17	650	637
Amazon.com Inc.	2.500%	11/29/22	475	433
AutoZone Inc.	5.750%	1/15/15	325	345
AutoZone Inc.	7.125%	8/1/18	750	901
AutoZone Inc.	3.125%	7/15/23	275	254
BorgWarner Inc.	4.625%	9/15/20	50	53
Brinker International Inc.	2.600%	5/15/18	25	25
Brinker International Inc.	3.875%	5/15/23	100	94
Carnival Corp.	1.200%	2/5/16	275	273
Costco Wholesale Corp.	5.500%	3/15/17	475	544
Costco Wholesale Corp.	1.125%	12/15/17	1,825	1,800
Cummins Inc.	3.650%	10/1/23	350	353
Cummins Inc.	4.875%	10/1/43	400	406
CVS Caremark Corp.	4.875%	9/15/14	175	182
CVS Caremark Corp.	3.250%	5/18/15	705	734
CVS Caremark Corp.	5.750%	6/1/17	496	567
CVS Caremark Corp.	4.750%	5/18/20	625	690
CVS Caremark Corp.	2.750%	12/1/22	975	901
CVS Caremark Corp.	6.250%	6/1/27	125	149
CVS Caremark Corp.	6.125%	9/15/39	125	143
CVS Caremark Corp.	5.750%	5/15/41	1,255	1,371
7 Daimler Finance North America LLC	2.625%	9/15/16	225	232
Daimler Finance North America LLC	8.500%	1/18/31	655	941
Darden Restaurants Inc.	6.200%	10/15/17	150	169
Darden Restaurants Inc.	4.500%	10/15/21	670	675
Darden Restaurants Inc.	6.800%	10/15/37	480	509
eBay Inc.	1.625%	10/15/15	125	128
eBay Inc.	1.350%	7/15/17	625	621
eBay Inc.	3.250%	10/15/20	125	128
eBay Inc.	2.600%	7/15/22	825	769
eBay Inc.	4.000%	7/15/42	75	63
Expedia Inc.	5.950%	8/15/20	1,750	1,843
Family Dollar Stores Inc.	5.000%	2/1/21	125	131
Ford Motor Co.	6.625%	10/1/28	575	646
Ford Motor Co.	6.375%	2/1/29	275	300
Ford Motor Co.	7.450%	7/16/31	1,075	1,308
Ford Motor Co.	4.750%	1/15/43	775	692
Ford Motor Co.	7.400%	11/1/46	300	361
Ford Motor Credit Co. LLC	8.700%	10/1/14	275	295

Ford Motor Credit Co. LLC	3.875%	1/15/15	1,250	1,293
Ford Motor Credit Co. LLC	7.000%	4/15/15	975	1,058
Ford Motor Credit Co. LLC	2.750%	5/15/15	475	485
Ford Motor Credit Co. LLC	12.000%	5/15/15	375	438
Ford Motor Credit Co. LLC	5.625%	9/15/15	325	351
Ford Motor Credit Co. LLC	4.207%	4/15/16	1,025	1,087
Ford Motor Credit Co. LLC	1.700%	5/9/16	225	225
Ford Motor Credit Co. LLC	3.984%	6/15/16	200	211
Ford Motor Credit Co. LLC	8.000%	12/15/16	525	621
Ford Motor Credit Co. LLC	4.250%	2/3/17	1,650	1,764
Ford Motor Credit Co. LLC	6.625%	8/15/17	525	605
Ford Motor Credit Co. LLC	5.000%	5/15/18	2,425	2,661
Ford Motor Credit Co. LLC	2.875%	10/1/18	525	525
Ford Motor Credit Co. LLC	8.125%	1/15/20	775	964
Ford Motor Credit Co. LLC	5.750%	2/1/21	450	497
Ford Motor Credit Co. LLC	5.875%	8/2/21	725	806
Ford Motor Credit Co. LLC	4.250%	9/20/22	1,075	1,073
Ford Motor Credit Co. LLC	4.375%	8/6/23	850	852
Gap Inc.	5.950%	4/12/21	2,550	2,825
Historic TW Inc.	9.150%	2/1/23	975	1,295
Historic TW Inc.	6.625%	5/15/29	200	229
Home Depot Inc.	5.400%	3/1/16	1,305	1,446
Home Depot Inc.	2.250%	9/10/18	425	431
Home Depot Inc.	4.400%	4/1/21	1,610	1,760
Home Depot Inc.	2.700%	4/1/23	600	563
Home Depot Inc.	3.750%	2/15/24	900	910
Home Depot Inc.	5.875%	12/16/36	745	850
Home Depot Inc.	5.950%	4/1/41	375	438
Home Depot Inc.	4.200%	4/1/43	475	431
Host Hotels & Resorts LP	6.000%	10/1/21	1,100	1,195
Host Hotels & Resorts LP	3.750%	10/15/23	1,950	1,806
Hyatt Hotels Corp.	3.375%	7/15/23	1,550	1,449
International Game Technology	7.500%	6/15/19	375	441
International Game Technology	5.500%	6/15/20	125	131
Johnson Controls Inc.	2.600%	12/1/16	150	156
Johnson Controls Inc.	5.000%	3/30/20	200	219
Johnson Controls Inc.	4.250%	3/1/21	745	779
Johnson Controls Inc.	3.750%	12/1/21	175	176
Johnson Controls Inc.	6.000%	1/15/36	125	135
Johnson Controls Inc.	5.700%	3/1/41	205	216
Johnson Controls Inc.	5.250%	12/1/41	100	99
Kohl's Corp.	6.250%	12/15/17	200	231
Kohl's Corp.	4.000%	11/1/21	845	848
Kohl's Corp.	6.000%	1/15/33	225	225
Kohl's Corp.	6.875%	12/15/37	100	112
Lowe's Cos. Inc.	5.000%	10/15/15	75	82
Lowe's Cos. Inc.	1.625%	4/15/17	925	931
Lowe's Cos. Inc.	6.100%	9/15/17	200	232
Lowe's Cos. Inc.	4.625%	4/15/20	445	494
Lowe's Cos. Inc.	3.750%	4/15/21	205	213
Lowe's Cos. Inc.	3.800%	11/15/21	250	257
Lowe's Cos. Inc.	3.120%	4/15/22	550	536
Lowe's Cos. Inc.	3.875%	9/15/23	300	304
Lowe's Cos. Inc.	6.875%	2/15/28	367	455
Lowe's Cos. Inc.	5.800%	4/15/40	180	199
Lowe's Cos. Inc.	5.125%	11/15/41	100	103
Lowe's Cos. Inc.	4.650%	4/15/42	1,200	1,164

Lowe's Cos. Inc.	5.000%	9/15/43	100	101
Macy's Retail Holdings Inc.	7.875%	7/15/15	1,660	1,858
Macy's Retail Holdings Inc.	5.900%	12/1/16	239	270
Macy's Retail Holdings Inc.	7.450%	7/15/17	1,000	1,191
Macy's Retail Holdings Inc.	3.875%	1/15/22	150	149
Macy's Retail Holdings Inc.	6.900%	4/1/29	475	544
Macy's Retail Holdings Inc.	6.375%	3/15/37	275	306
Macy's Retail Holdings Inc.	5.125%	1/15/42	25	24
Marriott International Inc.	6.200%	6/15/16	150	168
Marriott International Inc.	6.375%	6/15/17	50	56
Marriott International Inc.	3.000%	3/1/19	125	126
Marriott International Inc.	3.375%	10/15/20	850	847
McDonald's Corp.	5.300%	3/15/17	400	451
McDonald's Corp.	5.800%	10/15/17	550	642
McDonald's Corp.	5.350%	3/1/18	880	1,014
McDonald's Corp.	2.625%	1/15/22	410	396
McDonald's Corp.	6.300%	3/1/38	300	372
McDonald's Corp.	5.700%	2/1/39	25	29
McDonald's Corp.	3.700%	2/15/42	1,225	1,072
McDonald's Corp.	3.625%	5/1/43	275	235
MDC Holdings Inc.	6.000%	1/15/43	300	260
NIKE Inc.	2.250%	5/1/23	50	46
NIKE Inc.	3.625%	5/1/43	125	108
Nordstrom Inc.	4.750%	5/1/20	600	664
Nordstrom Inc.	4.000%	10/15/21	585	614
Nordstrom Inc.	6.950%	3/15/28	200	247
Nordstrom Inc.	7.000%	1/15/38	150	192
NVR Inc.	3.950%	9/15/22	225	219
O'Reilly Automotive Inc.	4.875%	1/14/21	50	53
O'Reilly Automotive Inc.	3.800%	9/1/22	25	25
O'Reilly Automotive Inc.	3.850%	6/15/23	150	146
PACCAR Financial Corp.	1.050%	6/5/15	100	101
PACCAR Financial Corp.	1.150%	8/16/16	625	627
PACCAR Financial Corp.	1.600%	3/15/17	400	399
QVC Inc.	5.125%	7/2/22	25	25
QVC Inc.	4.375%	3/15/23	75	70
QVC Inc.	5.950%	3/15/43	325	281
Ralph Lauren Corp.	2.125%	9/26/18	200	200
Starbucks Corp.	3.850%	10/1/23	800	810
Target Corp.	5.375%	5/1/17	200	228
Target Corp.	6.000%	1/15/18	495	581
Target Corp.	3.875%	7/15/20	145	155
Target Corp.	2.900%	1/15/22	900	881
Target Corp.	6.350%	11/1/32	450	542
Target Corp.	7.000%	1/15/38	1,081	1,393
Target Corp.	4.000%	7/1/42	500	444
Time Warner Cos. Inc.	6.950%	1/15/28	1,795	2,151
Time Warner Inc.	3.150%	7/15/15	860	895
Time Warner Inc.	4.875%	3/15/20	1,240	1,351
Time Warner Inc.	4.700%	1/15/21	700	749
Time Warner Inc.	4.750%	3/29/21	600	642
Time Warner Inc.	4.000%	1/15/22	205	208
Time Warner Inc.	7.625%	4/15/31	835	1,041
Time Warner Inc.	7.700%	5/1/32	590	743
Time Warner Inc.	6.200%	3/15/40	150	163
Time Warner Inc.	6.100%	7/15/40	825	883
Time Warner Inc.	6.250%	3/29/41	325	357

Time Warner Inc.	5.375%	10/15/41	205	204
TJX Cos. Inc.	6.950%	4/15/19	175	212
TJX Cos. Inc.	2.500%	5/15/23	2,100	1,942
Toyota Motor Credit Corp.	1.000%	2/17/15	625	630
Toyota Motor Credit Corp.	3.200%	6/17/15	700	731
Toyota Motor Credit Corp.	0.875%	7/17/15	75	75
Toyota Motor Credit Corp.	2.800%	1/11/16	535	559
Toyota Motor Credit Corp.	2.000%	9/15/16	1,450	1,489
Toyota Motor Credit Corp.	2.050%	1/12/17	950	974
Toyota Motor Credit Corp.	1.250%	10/5/17	575	568
Toyota Motor Credit Corp.	1.375%	1/10/18	825	814
Toyota Motor Credit Corp.	4.250%	1/11/21	300	320
Toyota Motor Credit Corp.	3.400%	9/15/21	305	308
Toyota Motor Credit Corp.	3.300%	1/12/22	650	649
Toyota Motor Credit Corp.	2.625%	1/10/23	550	513
VF Corp.	5.950%	11/1/17	250	289
VF Corp.	3.500%	9/1/21	380	381
VF Corp.	6.450%	11/1/37	150	173
Viacom Inc.	4.375%	9/15/14	350	362
Viacom Inc.	1.250%	2/27/15	400	402
Viacom Inc.	2.500%	12/15/16	250	257
Viacom Inc.	3.500%	4/1/17	540	570
Viacom Inc.	2.500%	9/1/18	175	176
Viacom Inc.	5.625%	9/15/19	650	738
Viacom Inc.	4.500%	3/1/21	245	256
Viacom Inc.	3.875%	12/15/21	975	966
Viacom Inc.	3.125%	6/15/22	75	70
Viacom Inc.	4.250%	9/1/23	175	175
Viacom Inc.	6.875%	4/30/36	915	1,025
Viacom Inc.	4.375%	3/15/43	212	173
Viacom Inc.	5.850%	9/1/43	200	203
Wal-Mart Stores Inc.	4.500%	7/1/15	450	481
Wal-Mart Stores Inc.	1.500%	10/25/15	615	626
Wal-Mart Stores Inc.	0.600%	4/11/16	425	424
Wal-Mart Stores Inc.	5.375%	4/5/17	200	228
Wal-Mart Stores Inc.	5.800%	2/15/18	655	770
Wal-Mart Stores Inc.	1.125%	4/11/18	2,225	2,168
Wal-Mart Stores Inc.	1.950%	12/15/18	750	748
Wal-Mart Stores Inc.	3.625%	7/8/20	50	53
Wal-Mart Stores Inc.	3.250%	10/25/20	1,135	1,170
Wal-Mart Stores Inc.	4.250%	4/15/21	1,615	1,752
Wal-Mart Stores Inc.	2.550%	4/11/23	575	530
Wal-Mart Stores Inc.	5.875%	4/5/27	2,365	2,874
Wal-Mart Stores Inc.	5.250%	9/1/35	265	284
Wal-Mart Stores Inc.	6.500%	8/15/37	960	1,191
Wal-Mart Stores Inc.	6.200%	4/15/38	800	955
Wal-Mart Stores Inc.	5.000%	10/25/40	1,065	1,097
Wal-Mart Stores Inc.	5.625%	4/15/41	2,040	2,291
Wal-Mart Stores Inc.	4.000%	4/11/43	575	513
Wal-Mart Stores Inc.	4.750%	10/2/43	625	622
Walgreen Co.	1.800%	9/15/17	2,000	2,004
Walgreen Co.	5.250%	1/15/19	830	937
Walt Disney Co.	0.875%	12/1/14	1,125	1,132
Walt Disney Co.	1.350%	8/16/16	165	167
Walt Disney Co.	5.625%	9/15/16	500	567
Walt Disney Co.	1.100%	12/1/17	850	835
Walt Disney Co.	2.350%	12/1/22	25	23

Walt Disney Co.	4.375%	8/16/41	225	216
Walt Disney Co.	4.125%	12/1/41	1,350	1,255
Walt Disney Co.	3.700%	12/1/42	450	384
Western Union Co.	6.500%	2/26/14	300	307
Western Union Co.	5.930%	10/1/16	400	446
Western Union Co.	6.200%	11/17/36	325	323
Wyndham Worldwide Corp.	2.950%	3/1/17	425	437
Wyndham Worldwide Corp.	2.500%	3/1/18	250	248
Wyndham Worldwide Corp.	4.250%	3/1/22	500	493
Wyndham Worldwide Corp.	3.900%	3/1/23	175	166
Yum! Brands Inc.	5.300%	9/15/19	479	536
Yum! Brands Inc.	6.875%	11/15/37	750	871

Consumer Noncyclical (1.3%)
Abbott Laboratories	5.125%	4/1/19	246	282
Abbott Laboratories	6.150%	11/30/37	550	665
Abbott Laboratories	6.000%	4/1/39	200	237
Abbott Laboratories	5.300%	5/27/40	145	159
AbbVie Inc.	1.200%	11/6/15	1,525	1,532
AbbVie Inc.	1.750%	11/6/17	2,525	2,507
AbbVie Inc.	2.000%	11/6/18	550	541
AbbVie Inc.	2.900%	11/6/22	1,250	1,169
AbbVie Inc.	4.400%	11/6/42	1,725	1,559
Actavis Inc.	1.875%	10/1/17	250	248
Actavis Inc.	3.250%	10/1/22	1,950	1,823
Actavis Inc.	4.625%	10/1/42	625	553
Allergan Inc.	5.750%	4/1/16	125	139
Allergan Inc.	1.350%	3/15/18	175	171
Allergan Inc.	2.800%	3/15/23	125	118
Altria Group Inc.	9.700%	11/10/18	1,372	1,818
Altria Group Inc.	9.250%	8/6/19	613	810
Altria Group Inc.	4.750%	5/5/21	675	717
Altria Group Inc.	9.950%	11/10/38	1,310	1,955
Altria Group Inc.	10.200%	2/6/39	1,175	1,796
Altria Group Inc.	4.500%	5/2/43	175	153
AmerisourceBergen Corp.	5.875%	9/15/15	1,175	1,287
AmerisourceBergen Corp.	3.500%	11/15/21	150	151
Amgen Inc.	1.875%	11/15/14	390	395
Amgen Inc.	4.850%	11/18/14	500	524
Amgen Inc.	2.300%	6/15/16	1,880	1,941
Amgen Inc.	2.500%	11/15/16	390	404
Amgen Inc.	2.125%	5/15/17	1,375	1,397
Amgen Inc.	5.850%	6/1/17	125	143
Amgen Inc.	5.700%	2/1/19	780	896
Amgen Inc.	3.450%	10/1/20	275	278
Amgen Inc.	4.100%	6/15/21	610	633
Amgen Inc.	3.875%	11/15/21	840	853
Amgen Inc.	3.625%	5/15/22	625	619
Amgen Inc.	6.375%	6/1/37	400	454
Amgen Inc.	6.900%	6/1/38	625	747
Amgen Inc.	6.400%	2/1/39	700	790
Amgen Inc.	4.950%	10/1/41	100	93
Amgen Inc.	5.150%	11/15/41	970	941
Amgen Inc.	5.650%	6/15/42	750	778
Amgen Inc.	5.375%	5/15/43	250	250
Anheuser-Busch Cos. LLC	5.500%	1/15/18	250	288
Anheuser-Busch Cos. LLC	6.800%	8/20/32	900	1,128

Anheuser-Busch InBev Finance Inc.	0.800%	1/15/16	2,175	2,176
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	500	466
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,000	899
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	810	854
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	935	978
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	300	315
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	1,575	1,576
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	885	1,117
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	375	466
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,835	2,112
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	675	764
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	150	163
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,084
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	250	310
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	750	647
Archer-Daniels-Midland Co.	5.450%	3/15/18	150	173
Archer-Daniels-Midland Co.	4.479%	3/1/21	855	919
Archer-Daniels-Midland Co.	5.935%	10/1/32	350	396
Archer-Daniels-Midland Co.	5.375%	9/15/35	225	240
Archer-Daniels-Midland Co.	5.765%	3/1/41	580	650
Archer-Daniels-Midland Co.	4.016%	4/16/43	250	219
4 Ascension Health Alliance	4.847%	11/15/53	625	613
AstraZeneca plc	5.900%	9/15/17	285	331
AstraZeneca plc	6.450%	9/15/37	2,205	2,693
Avon Products Inc.	2.375%	3/15/16	300	304
Avon Products Inc.	4.600%	3/15/20	50	52
Avon Products Inc.	5.000%	3/15/23	150	150
Avon Products Inc.	6.950%	3/15/43	350	354
Baptist Health South Florida Obligated Group
Revenue	4.590%	8/15/21	100	107
Baxter International Inc.	4.625%	3/15/15	250	265
Baxter International Inc.	5.900%	9/1/16	150	171
Baxter International Inc.	1.850%	1/15/17	150	153
Baxter International Inc.	2.400%	8/15/22	200	184
Baxter International Inc.	6.250%	12/1/37	100	122
Baxter International Inc.	3.650%	8/15/42	150	128
Baxter International Inc.	4.500%	6/15/43	575	563
Beam Inc.	5.375%	1/15/16	4	4
Beam Inc.	1.750%	6/15/18	50	49
Beam Inc.	3.250%	5/15/22	25	24
Beam Inc.	3.250%	6/15/23	50	48
Becton Dickinson & Co.	1.750%	11/8/16	60	61
Becton Dickinson & Co.	5.000%	5/15/19	50	57
Becton Dickinson & Co.	3.250%	11/12/20	875	891
Becton Dickinson & Co.	3.125%	11/8/21	440	434
Boston Scientific Corp.	6.250%	11/15/15	600	662
Boston Scientific Corp.	2.650%	10/1/18	800	798
Boston Scientific Corp.	6.000%	1/15/20	450	515
Boston Scientific Corp.	4.125%	10/1/23	375	371
Boston Scientific Corp.	7.000%	11/15/35	75	88
Boston Scientific Corp.	7.375%	1/15/40	150	185
Bottling Group LLC	5.500%	4/1/16	1,275	1,420
Bottling Group LLC	5.125%	1/15/19	525	598
Bristol-Myers Squibb Co.	5.450%	5/1/18	835	972
Bristol-Myers Squibb Co.	2.000%	8/1/22	575	516
Bristol-Myers Squibb Co.	5.875%	11/15/36	642	747
Bristol-Myers Squibb Co.	6.125%	5/1/38	165	198

Bristol-Myers Squibb Co.	3.250%	8/1/42	225	180
Brown-Forman Corp.	1.000%	1/15/18	350	340
Brown-Forman Corp.	2.250%	1/15/23	100	91
Brown-Forman Corp.	3.750%	1/15/43	150	127
Bunge Ltd. Finance Corp.	4.100%	3/15/16	300	317
Bunge Ltd. Finance Corp.	3.200%	6/15/17	250	260
Bunge Ltd. Finance Corp.	8.500%	6/15/19	775	964
Campbell Soup Co.	3.050%	7/15/17	50	53
Campbell Soup Co.	4.250%	4/15/21	250	261
Campbell Soup Co.	3.800%	8/2/42	200	160
Cardinal Health Inc.	4.000%	6/15/15	100	105
Cardinal Health Inc.	1.700%	3/15/18	150	147
Cardinal Health Inc.	4.625%	12/15/20	515	551
Cardinal Health Inc.	3.200%	3/15/23	275	257
Cardinal Health Inc.	4.600%	3/15/43	175	160
CareFusion Corp.	6.375%	8/1/19	240	275
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	200	196
4 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	650	594
Celgene Corp.	2.450%	10/15/15	75	77
Celgene Corp.	1.900%	8/15/17	250	251
Celgene Corp.	2.300%	8/15/18	600	600
Celgene Corp.	3.950%	10/15/20	50	51
Celgene Corp.	3.250%	8/15/22	500	474
Celgene Corp.	4.000%	8/15/23	400	396
Celgene Corp.	5.700%	10/15/40	75	79
Celgene Corp.	5.250%	8/15/43	250	246
Church & Dwight Co. Inc.	3.350%	12/15/15	100	104
Clorox Co.	3.550%	11/1/15	325	342
Clorox Co.	3.800%	11/15/21	175	177
Coca-Cola Co.	0.750%	3/13/15	525	528
Coca-Cola Co.	1.500%	11/15/15	920	938
Coca-Cola Co.	5.350%	11/15/17	800	922
Coca-Cola Co.	4.875%	3/15/19	725	826
Coca-Cola Co.	3.150%	11/15/20	1,052	1,083
Coca-Cola Co.	3.300%	9/1/21	1,210	1,236
Coca-Cola Enterprises Inc.	2.125%	9/15/15	205	209
Coca-Cola Enterprises Inc.	3.500%	9/15/20	600	606
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	100	106
Coca-Cola HBC Finance BV	5.500%	9/17/15	600	644
Colgate-Palmolive Co.	1.300%	1/15/17	525	531
Colgate-Palmolive Co.	2.450%	11/15/21	165	158
Colgate-Palmolive Co.	2.100%	5/1/23	275	251
ConAgra Foods Inc.	1.900%	1/25/18	600	592
ConAgra Foods Inc.	3.250%	9/15/22	1,500	1,429
ConAgra Foods Inc.	3.200%	1/25/23	2,000	1,867
ConAgra Foods Inc.	7.125%	10/1/26	450	548
ConAgra Foods Inc.	7.000%	10/1/28	100	122
ConAgra Foods Inc.	4.650%	1/25/43	150	137
Covidien International Finance SA	1.350%	5/29/15	175	177
Covidien International Finance SA	6.000%	10/15/17	905	1,048
Covidien International Finance SA	3.200%	6/15/22	1,500	1,480
Covidien International Finance SA	6.550%	10/15/37	630	786
CR Bard Inc.	1.375%	1/15/18	1,825	1,772
CR Bard Inc.	4.400%	1/15/21	165	175
Delhaize Group SA	6.500%	6/15/17	165	187
Delhaize Group SA	5.700%	10/1/40	300	292
Diageo Capital plc	1.500%	5/11/17	2,600	2,602

Diageo Capital plc	5.750%	10/23/17	690	795
Diageo Capital plc	2.625%	4/29/23	2,000	1,843
Diageo Finance BV	5.300%	10/28/15	625	684
Diageo Investment Corp.	2.875%	5/11/22	300	289
Diageo Investment Corp.	4.250%	5/11/42	150	138
Dignity Health California GO	3.125%	11/1/22	150	139
Dignity Health California GO	4.500%	11/1/42	450	371
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	1,205	1,253
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	925	1,109
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	40	40
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	500	473
Edwards Lifesciences Corp.	2.875%	10/15/18	125	125
Eli Lilly & Co.	5.200%	3/15/17	425	480
Eli Lilly & Co.	5.500%	3/15/27	625	727
Eli Lilly & Co.	5.950%	11/15/37	165	193
Energizer Holdings Inc.	4.700%	5/19/21	150	153
Energizer Holdings Inc.	4.700%	5/24/22	400	407
Estee Lauder Cos. Inc.	2.350%	8/15/22	225	206
Estee Lauder Cos. Inc.	3.700%	8/15/42	25	22
Express Scripts Holding Co.	2.100%	2/12/15	2,275	2,313
Express Scripts Holding Co.	2.650%	2/15/17	2,100	2,170
Express Scripts Holding Co.	4.750%	11/15/21	650	696
Express Scripts Holding Co.	3.900%	2/15/22	775	785
Express Scripts Holding Co.	6.125%	11/15/41	550	629
Flowers Foods Inc.	4.375%	4/1/22	175	174
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	325	267
Genentech Inc.	4.750%	7/15/15	800	857
Genentech Inc.	5.250%	7/15/35	1,125	1,218
General Mills Inc.	5.200%	3/17/15	875	934
General Mills Inc.	5.700%	2/15/17	575	654
General Mills Inc.	5.650%	2/15/19	875	1,017
General Mills Inc.	3.150%	12/15/21	425	421
General Mills Inc.	5.400%	6/15/40	245	267
Gilead Sciences Inc.	2.400%	12/1/14	300	306
Gilead Sciences Inc.	3.050%	12/1/16	25	26
Gilead Sciences Inc.	4.500%	4/1/21	300	323
Gilead Sciences Inc.	4.400%	12/1/21	800	856
Gilead Sciences Inc.	5.650%	12/1/41	250	276
GlaxoSmithKline Capital Inc.	0.700%	3/18/16	225	225
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	2,895	3,377
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	75	71
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	332
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,145	2,676
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	300	277
GlaxoSmithKline Capital plc	1.500%	5/8/17	1,875	1,884
GlaxoSmithKline Capital plc	2.850%	5/8/22	200	192
Hasbro Inc.	6.300%	9/15/17	550	629
Hasbro Inc.	6.350%	3/15/40	1,000	1,085
Hershey Co.	5.450%	9/1/16	150	169
Hershey Co.	1.500%	11/1/16	200	203
Hershey Co.	4.125%	12/1/20	190	206
Hormel Foods Corp.	4.125%	4/15/21	75	79
Ingredion Inc.	3.200%	11/1/15	25	26
Ingredion Inc.	4.625%	11/1/20	50	53
Ingredion Inc.	6.625%	4/15/37	75	86
International Flavors & Fragrances Inc.	3.200%	5/1/23	50	47
JM Smucker Co.	3.500%	10/15/21	130	131

Johnson & Johnson	2.150%	5/15/16	500	519
Johnson & Johnson	5.150%	7/15/18	125	145
Johnson & Johnson	6.730%	11/15/23	245	316
Johnson & Johnson	6.950%	9/1/29	975	1,316
Johnson & Johnson	4.950%	5/15/33	550	607
Johnson & Johnson	5.950%	8/15/37	245	297
Johnson & Johnson	5.850%	7/15/38	325	389
Kaiser Foundation Hospitals	3.500%	4/1/22	100	98
Kaiser Foundation Hospitals	4.875%	4/1/42	200	196
Kellogg Co.	1.125%	5/15/15	200	202
Kellogg Co.	1.875%	11/17/16	1,275	1,299
Kellogg Co.	1.750%	5/17/17	100	101
Kellogg Co.	3.250%	5/21/18	875	927
Kellogg Co.	4.150%	11/15/19	250	273
Kellogg Co.	4.000%	12/15/20	370	392
Kellogg Co.	3.125%	5/17/22	525	509
Kellogg Co.	7.450%	4/1/31	650	832
Kimberly-Clark Corp.	4.875%	8/15/15	650	703
Kimberly-Clark Corp.	6.125%	8/1/17	200	235
Kimberly-Clark Corp.	3.625%	8/1/20	250	265
Kimberly-Clark Corp.	3.875%	3/1/21	560	594
Kimberly-Clark Corp.	2.400%	6/1/23	150	139
Kimberly-Clark Corp.	5.300%	3/1/41	725	804
Kimberly-Clark Corp.	3.700%	6/1/43	175	153
Koninklijke Philips NV	5.750%	3/11/18	750	867
Koninklijke Philips NV	3.750%	3/15/22	825	823
Koninklijke Philips NV	6.875%	3/11/38	405	494
Koninklijke Philips NV	5.000%	3/15/42	585	574
Kraft Foods Group Inc.	1.625%	6/4/15	200	203
Kraft Foods Group Inc.	2.250%	6/5/17	500	510
Kraft Foods Group Inc.	6.125%	8/23/18	1,160	1,362
Kraft Foods Group Inc.	5.375%	2/10/20	78	89
Kraft Foods Group Inc.	3.500%	6/6/22	300	297
Kraft Foods Group Inc.	6.875%	1/26/39	975	1,192
Kraft Foods Group Inc.	5.000%	6/4/42	900	883
Kroger Co.	4.950%	1/15/15	500	526
Kroger Co.	3.900%	10/1/15	350	370
Kroger Co.	2.200%	1/15/17	525	535
Kroger Co.	6.400%	8/15/17	165	190
Kroger Co.	6.150%	1/15/20	410	470
Kroger Co.	3.850%	8/1/23	325	319
Kroger Co.	8.000%	9/15/29	750	953
Kroger Co.	5.150%	8/1/43	350	341
Laboratory Corp. of America Holdings	5.625%	12/15/15	325	355
Laboratory Corp. of America Holdings	4.625%	11/15/20	765	806
Laboratory Corp. of America Holdings	3.750%	8/23/22	225	219
Life Technologies Corp.	4.400%	3/1/15	225	235
Life Technologies Corp.	3.500%	1/15/16	50	52
Life Technologies Corp.	6.000%	3/1/20	610	687
Life Technologies Corp.	5.000%	1/15/21	1,100	1,162
Lorillard Tobacco Co.	3.500%	8/4/16	75	79
Lorillard Tobacco Co.	2.300%	8/21/17	2,125	2,117
Lorillard Tobacco Co.	8.125%	6/23/19	450	548
Lorillard Tobacco Co.	7.000%	8/4/41	75	80
Mattel Inc.	1.700%	3/15/18	125	124
Mattel Inc.	3.150%	3/15/23	75	71
Mattel Inc.	5.450%	11/1/41	130	130

4 Mayo Clinic	3.774%	11/15/43	750	627
4 Mayo Clinic	4.000%	11/15/47	300	250
McCormick & Co. Inc.	3.900%	7/15/21	100	105
McCormick & Co. Inc.	3.500%	9/1/23	125	125
McKesson Corp.	0.950%	12/4/15	1,450	1,450
McKesson Corp.	3.250%	3/1/16	1,175	1,237
McKesson Corp.	4.750%	3/1/21	485	531
McKesson Corp.	6.000%	3/1/41	125	145
Mead Johnson Nutrition Co.	3.500%	11/1/14	75	77
Mead Johnson Nutrition Co.	4.900%	11/1/19	625	697
Mead Johnson Nutrition Co.	5.900%	11/1/39	390	430
Medco Health Solutions Inc.	2.750%	9/15/15	50	52
Medco Health Solutions Inc.	7.125%	3/15/18	805	968
Medco Health Solutions Inc.	4.125%	9/15/20	410	427
Medtronic Inc.	3.000%	3/15/15	630	653
Medtronic Inc.	4.750%	9/15/15	550	594
Medtronic Inc.	1.375%	4/1/18	1,075	1,056
Medtronic Inc.	4.450%	3/15/20	175	191
Medtronic Inc.	4.125%	3/15/21	410	437
Medtronic Inc.	2.750%	4/1/23	800	749
Medtronic Inc.	5.550%	3/15/40	75	84
Medtronic Inc.	4.500%	3/15/42	75	73
Medtronic Inc.	4.000%	4/1/43	275	247
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	100	101
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	450	374
Merck & Co. Inc.	6.000%	9/15/17	1,075	1,259
Merck & Co. Inc.	1.100%	1/31/18	175	171
Merck & Co. Inc.	3.875%	1/15/21	350	370
Merck & Co. Inc.	2.400%	9/15/22	600	557
Merck & Co. Inc.	2.800%	5/18/23	3,025	2,855
Merck & Co. Inc.	6.550%	9/15/37	1,260	1,594
Merck & Co. Inc.	3.600%	9/15/42	150	128
Merck & Co. Inc.	4.150%	5/18/43	275	255
Merck Sharp & Dohme Corp.	4.750%	3/1/15	275	292
Merck Sharp & Dohme Corp.	4.000%	6/30/15	760	805
Merck Sharp & Dohme Corp.	5.000%	6/30/19	580	665
Merck Sharp & Dohme Corp.	6.400%	3/1/28	225	280
Merck Sharp & Dohme Corp.	5.950%	12/1/28	250	301
Merck Sharp & Dohme Corp.	5.850%	6/30/39	100	118
Molson Coors Brewing Co.	2.000%	5/1/17	125	127
Molson Coors Brewing Co.	3.500%	5/1/22	75	75
Molson Coors Brewing Co.	5.000%	5/1/42	275	268
Mondelez International Inc.	4.125%	2/9/16	1,835	1,961
Mondelez International Inc.	6.500%	8/11/17	525	613
Mondelez International Inc.	6.125%	2/1/18	410	475
Mondelez International Inc.	5.375%	2/10/20	482	545
Mondelez International Inc.	6.500%	11/1/31	875	1,010
Mondelez International Inc.	7.000%	8/11/37	725	886
Mondelez International Inc.	6.875%	2/1/38	700	845
Mondelez International Inc.	6.875%	1/26/39	250	304
Mondelez International Inc.	6.500%	2/9/40	1,130	1,330
7 Mylan Inc.	1.800%	6/24/16	100	101
7 Mylan Inc.	2.600%	6/24/18	175	176
Newell Rubbermaid Inc.	2.050%	12/1/17	775	769
Novant Health Inc.	5.850%	11/1/19	300	342

Novant Health Inc.	4.371%	11/1/43	475	415
Novartis Capital Corp.	2.900%	4/24/15	655	681
Novartis Capital Corp.	4.400%	4/24/20	225	247
Novartis Securities Investment Ltd.	5.125%	2/10/19	2,285	2,620
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	200	200
PepsiAmericas Inc.	5.000%	5/15/17	450	502
PepsiCo Inc.	2.500%	5/10/16	410	427
PepsiCo Inc.	1.250%	8/13/17	500	495
PepsiCo Inc.	5.000%	6/1/18	775	879
PepsiCo Inc.	7.900%	11/1/18	1,725	2,204
PepsiCo Inc.	2.250%	1/7/19	375	375
PepsiCo Inc.	3.000%	8/25/21	1,070	1,056
PepsiCo Inc.	2.750%	3/5/22	2,725	2,602
PepsiCo Inc.	4.875%	11/1/40	165	168
PepsiCo Inc.	3.600%	8/13/42	1,000	834
PerkinElmer Inc.	5.000%	11/15/21	165	171
Pfizer Inc.	5.350%	3/15/15	3,235	3,457
Pfizer Inc.	6.200%	3/15/19	2,535	3,054
Pfizer Inc.	3.000%	6/15/23	450	433
Pfizer Inc.	7.200%	3/15/39	410	556
Philip Morris International Inc.	1.625%	3/20/17	200	201
Philip Morris International Inc.	1.125%	8/21/17	75	74
Philip Morris International Inc.	5.650%	5/16/18	2,935	3,405
Philip Morris International Inc.	4.125%	5/17/21	370	391
Philip Morris International Inc.	2.625%	3/6/23	1,300	1,202
Philip Morris International Inc.	6.375%	5/16/38	825	984
Philip Morris International Inc.	4.375%	11/15/41	1,595	1,469
Philip Morris International Inc.	4.500%	3/20/42	175	164
Philip Morris International Inc.	3.875%	8/21/42	75	64
Philip Morris International Inc.	4.125%	3/4/43	300	266
4 Procter & Gamble - Esop	9.360%	1/1/21	772	992
Procter & Gamble Co.	3.500%	2/15/15	525	547
Procter & Gamble Co.	1.450%	8/15/16	2,800	2,845
Procter & Gamble Co.	4.700%	2/15/19	485	552
Procter & Gamble Co.	6.450%	1/15/26	600	766
Procter & Gamble Co.	5.550%	3/5/37	980	1,138
Quest Diagnostics Inc.	5.450%	11/1/15	250	271
Quest Diagnostics Inc.	4.700%	4/1/21	465	493
Reynolds American Inc.	1.050%	10/30/15	250	250
Reynolds American Inc.	6.750%	6/15/17	100	116
Reynolds American Inc.	7.750%	6/1/18	500	611
Reynolds American Inc.	3.250%	11/1/22	150	138
Reynolds American Inc.	4.850%	9/15/23	75	78
Reynolds American Inc.	4.750%	11/1/42	650	573
Reynolds American Inc.	6.150%	9/15/43	100	105
Safeway Inc.	3.400%	12/1/16	50	52
Safeway Inc.	3.950%	8/15/20	1,255	1,229
Safeway Inc.	4.750%	12/1/21	25	25
Safeway Inc.	7.250%	2/1/31	50	51
Sanofi	2.625%	3/29/16	1,400	1,459
Sanofi	1.250%	4/10/18	650	636
Sanofi	4.000%	3/29/21	1,110	1,180
St. Jude Medical Inc.	3.250%	4/15/23	700	666
St. Jude Medical Inc.	4.750%	4/15/43	450	427
Stryker Corp.	3.000%	1/15/15	100	103
Stryker Corp.	2.000%	9/30/16	315	324

Stryker Corp.	4.375%	1/15/20	100	110
Sysco Corp.	5.250%	2/12/18	500	571
Sysco Corp.	5.375%	9/21/35	500	546
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	390	402
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	185	184
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	1,375	1,274
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	225	233
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	340	336
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	150	142
Thermo Fisher Scientific Inc.	3.250%	11/20/14	100	103
Thermo Fisher Scientific Inc.	3.200%	5/1/15	400	414
Thermo Fisher Scientific Inc.	2.250%	8/15/16	1,480	1,509
Thermo Fisher Scientific Inc.	4.500%	3/1/21	500	524
Thermo Fisher Scientific Inc.	3.150%	1/15/23	1,375	1,279
Tupperware Brands Corp.	4.750%	6/1/21	175	179
Tyson Foods Inc.	4.500%	6/15/22	2,475	2,546
Unilever Capital Corp.	2.750%	2/10/16	500	522
Unilever Capital Corp.	0.850%	8/2/17	2,200	2,148
Unilever Capital Corp.	4.800%	2/15/19	150	169
Unilever Capital Corp.	4.250%	2/10/21	805	873
UST LLC	5.750%	3/1/18	1,175	1,352
Whirlpool Corp.	4.700%	6/1/22	325	340
Wyeth LLC	5.500%	2/15/16	410	456
Wyeth LLC	6.450%	2/1/24	800	989
Wyeth LLC	6.500%	2/1/34	500	626
Wyeth LLC	6.000%	2/15/36	1,225	1,408
Wyeth LLC	5.950%	4/1/37	460	537
Zimmer Holdings Inc.	1.400%	11/30/14	25	25
Zimmer Holdings Inc.	4.625%	11/30/19	205	227
Zimmer Holdings Inc.	3.375%	11/30/21	25	25
Zimmer Holdings Inc.	5.750%	11/30/39	400	444
7 Zoetis Inc.	1.150%	2/1/16	100	100
7 Zoetis Inc.	1.875%	2/1/18	75	75
7 Zoetis Inc.	3.250%	2/1/23	2,000	1,905
7 Zoetis Inc.	4.700%	2/1/43	150	140

Energy (0.7%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	750	874
Anadarko Petroleum Corp.	5.950%	9/15/16	1,495	1,678
Anadarko Petroleum Corp.	6.375%	9/15/17	275	321
Anadarko Petroleum Corp.	8.700%	3/15/19	1,000	1,290
Anadarko Petroleum Corp.	6.950%	6/15/19	50	60
Anadarko Petroleum Corp.	6.450%	9/15/36	1,575	1,806
Anadarko Petroleum Corp.	7.950%	6/15/39	125	168
Anadarko Petroleum Corp.	6.200%	3/15/40	910	1,023
Apache Corp.	5.625%	1/15/17	75	85
Apache Corp.	1.750%	4/15/17	300	303
Apache Corp.	6.900%	9/15/18	500	614
Apache Corp.	3.625%	2/1/21	965	983
Apache Corp.	3.250%	4/15/22	1,000	979
Apache Corp.	2.625%	1/15/23	125	115
Apache Corp.	6.000%	1/15/37	725	800
Apache Corp.	5.100%	9/1/40	100	99
Apache Corp.	5.250%	2/1/42	475	478
Apache Corp.	4.750%	4/15/43	900	848
Apache Finance Canada Corp.	7.750%	12/15/29	225	289

Baker Hughes Inc.	3.200%	8/15/21	205	207
Baker Hughes Inc.	6.875%	1/15/29	400	513
Baker Hughes Inc.	5.125%	9/15/40	795	847
BJ Services Co.	6.000%	6/1/18	400	467
BP Capital Markets plc	3.875%	3/10/15	250	261
BP Capital Markets plc	3.125%	10/1/15	800	837
BP Capital Markets plc	3.200%	3/11/16	1,830	1,925
BP Capital Markets plc	1.846%	5/5/17	1,375	1,390
BP Capital Markets plc	1.375%	11/6/17	975	962
BP Capital Markets plc	1.375%	5/10/18	750	729
BP Capital Markets plc	2.241%	9/26/18	900	902
BP Capital Markets plc	4.750%	3/10/19	600	666
BP Capital Markets plc	4.500%	10/1/20	950	1,029
BP Capital Markets plc	4.742%	3/11/21	1,260	1,368
BP Capital Markets plc	3.561%	11/1/21	1,050	1,050
BP Capital Markets plc	3.245%	5/6/22	50	48
BP Capital Markets plc	2.500%	11/6/22	325	294
BP Capital Markets plc	2.750%	5/10/23	700	641
BP Capital Markets plc	3.994%	9/26/23	700	708
Burlington Resources Finance Co.	7.400%	12/1/31	600	802
Cameron International Corp.	1.600%	4/30/15	350	353
Cameron International Corp.	3.600%	4/30/22	775	775
Canadian Natural Resources Ltd.	1.450%	11/14/14	400	403
Canadian Natural Resources Ltd.	4.900%	12/1/14	175	184
Canadian Natural Resources Ltd.	5.700%	5/15/17	615	697
Canadian Natural Resources Ltd.	3.450%	11/15/21	125	124
Canadian Natural Resources Ltd.	7.200%	1/15/32	500	602
Canadian Natural Resources Ltd.	6.450%	6/30/33	400	452
Canadian Natural Resources Ltd.	6.500%	2/15/37	425	485
Cenovus Energy Inc.	5.700%	10/15/19	475	543
Cenovus Energy Inc.	3.000%	8/15/22	100	94
Cenovus Energy Inc.	6.750%	11/15/39	825	982
Cenovus Energy Inc.	4.450%	9/15/42	325	294
Chevron Corp.	0.889%	6/24/16	400	401
Chevron Corp.	1.718%	6/24/18	1,250	1,246
Chevron Corp.	4.950%	3/3/19	475	546
Chevron Corp.	2.355%	12/5/22	1,825	1,680
Chevron Corp.	3.191%	6/24/23	425	416
ConocoPhillips	4.600%	1/15/15	1,610	1,692
ConocoPhillips	5.200%	5/15/18	425	487
ConocoPhillips	5.750%	2/1/19	1,985	2,329
ConocoPhillips	6.000%	1/15/20	330	391
ConocoPhillips	5.900%	10/15/32	150	175
ConocoPhillips	5.900%	5/15/38	305	359
ConocoPhillips	6.500%	2/1/39	1,160	1,461
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	275	312
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	400	465
ConocoPhillips Co.	1.050%	12/15/17	725	708
ConocoPhillips Holding Co.	6.950%	4/15/29	275	348
Devon Energy Corp.	2.400%	7/15/16	100	103
Devon Energy Corp.	4.000%	7/15/21	975	995
Devon Energy Corp.	7.950%	4/15/32	25	32
Devon Energy Corp.	5.600%	7/15/41	1,310	1,339
Devon Financing Co. LLC	7.875%	9/30/31	425	548
Diamond Offshore Drilling Inc.	4.875%	7/1/15	100	107
Diamond Offshore Drilling Inc.	5.875%	5/1/19	575	677
Diamond Offshore Drilling Inc.	5.700%	10/15/39	225	254

Encana Corp.	3.900%	11/15/21	890	894
Encana Corp.	7.200%	11/1/31	625	720
Encana Corp.	5.150%	11/15/41	50	46
EnCana Holdings Finance Corp.	5.800%	5/1/14	50	51
Ensco plc	3.250%	3/15/16	1,000	1,043
EOG Resources Inc.	2.500%	2/1/16	1,495	1,551
EOG Resources Inc.	5.625%	6/1/19	425	495
EOG Resources Inc.	4.100%	2/1/21	150	158
EOG Resources Inc.	2.625%	3/15/23	700	647
EQT Corp.	8.125%	6/1/19	400	486
FMC Technologies Inc.	2.000%	10/1/17	200	199
FMC Technologies Inc.	3.450%	10/1/22	125	119
Halliburton Co.	1.000%	8/1/16	400	400
Halliburton Co.	2.000%	8/1/18	400	400
Halliburton Co.	5.900%	9/15/18	25	30
Halliburton Co.	3.250%	11/15/21	40	40
Halliburton Co.	3.500%	8/1/23	950	941
Halliburton Co.	6.700%	9/15/38	580	716
Halliburton Co.	7.450%	9/15/39	450	602
Halliburton Co.	4.500%	11/15/41	730	699
Halliburton Co.	4.750%	8/1/43	350	346
Hess Corp.	8.125%	2/15/19	1,395	1,743
Hess Corp.	7.875%	10/1/29	150	189
Hess Corp.	7.125%	3/15/33	375	444
Hess Corp.	6.000%	1/15/40	225	242
Hess Corp.	5.600%	2/15/41	175	180
Husky Energy Inc.	7.250%	12/15/19	505	621
Husky Energy Inc.	3.950%	4/15/22	775	780
Husky Energy Inc.	6.800%	9/15/37	100	123
Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,171
Kerr-McGee Corp.	7.875%	9/15/31	150	188
Marathon Oil Corp.	0.900%	11/1/15	400	400
Marathon Oil Corp.	6.000%	10/1/17	100	115
Marathon Oil Corp.	5.900%	3/15/18	225	259
Marathon Oil Corp.	2.800%	11/1/22	2,000	1,872
Marathon Oil Corp.	6.800%	3/15/32	1,080	1,287
Marathon Petroleum Corp.	5.125%	3/1/21	750	811
Marathon Petroleum Corp.	6.500%	3/1/41	150	162
Murphy Oil Corp.	2.500%	12/1/17	575	573
Murphy Oil Corp.	3.700%	12/1/22	150	140
Murphy Oil Corp.	5.125%	12/1/42	275	237
7 Nabors Industries Inc.	2.350%	9/15/16	125	126
Nabors Industries Inc.	6.150%	2/15/18	870	978
Nabors Industries Inc.	9.250%	1/15/19	125	159
Nabors Industries Inc.	5.000%	9/15/20	100	105
7 Nabors Industries Inc.	5.100%	9/15/23	425	430
National Oilwell Varco Inc.	1.350%	12/1/17	300	296
National Oilwell Varco Inc.	2.600%	12/1/22	1,075	1,002
National Oilwell Varco Inc.	3.950%	12/1/42	400	354
Noble Energy Inc.	8.250%	3/1/19	1,015	1,269
Noble Energy Inc.	4.150%	12/15/21	875	911
Noble Energy Inc.	6.000%	3/1/41	75	84
Noble Holding International Ltd.	3.450%	8/1/15	75	78
Noble Holding International Ltd.	3.050%	3/1/16	310	320
Noble Holding International Ltd.	2.500%	3/15/17	225	227
Noble Holding International Ltd.	4.900%	8/1/20	250	263
Noble Holding International Ltd.	3.950%	3/15/22	100	97

Noble Holding International Ltd.	6.200%	8/1/40	200	205
Noble Holding International Ltd.	6.050%	3/1/41	300	299
Noble Holding International Ltd.	5.250%	3/15/42	225	204
Occidental Petroleum Corp.	2.500%	2/1/16	1,220	1,265
Occidental Petroleum Corp.	4.125%	6/1/16	1,493	1,615
Occidental Petroleum Corp.	1.750%	2/15/17	225	227
Occidental Petroleum Corp.	4.100%	2/1/21	200	210
Occidental Petroleum Corp.	3.125%	2/15/22	750	727
PC Financial Partnership	5.000%	11/15/14	25	26
Petro-Canada	6.050%	5/15/18	1,350	1,578
Petro-Canada	7.875%	6/15/26	100	133
Petro-Canada	5.350%	7/15/33	450	457
Petro-Canada	5.950%	5/15/35	500	547
Petro-Canada	6.800%	5/15/38	250	297
Petrohawk Energy Corp.	7.250%	8/15/18	1,000	1,085
Petrohawk Energy Corp.	6.250%	6/1/19	1,500	1,642
Phillips 66	1.950%	3/5/15	325	330
Phillips 66	2.950%	5/1/17	1,550	1,608
Phillips 66	4.300%	4/1/22	1,000	1,023
Phillips 66	5.875%	5/1/42	425	448
Pioneer Natural Resources Co.	6.875%	5/1/18	225	265
Pioneer Natural Resources Co.	3.950%	7/15/22	1,075	1,081
Pride International Inc.	6.875%	8/15/20	1,400	1,676
Pride International Inc.	7.875%	8/15/40	375	504
Rowan Cos. Inc.	7.875%	8/1/19	125	151
Rowan Cos. Inc.	5.400%	12/1/42	500	451
Shell International Finance BV	3.100%	6/28/15	1,075	1,123
Shell International Finance BV	3.250%	9/22/15	200	211
Shell International Finance BV	0.625%	12/4/15	275	275
Shell International Finance BV	5.200%	3/22/17	300	340
Shell International Finance BV	1.125%	8/21/17	700	695
Shell International Finance BV	1.900%	8/10/18	400	402
Shell International Finance BV	4.300%	9/22/19	1,000	1,106
Shell International Finance BV	4.375%	3/25/20	275	303
Shell International Finance BV	2.375%	8/21/22	800	738
Shell International Finance BV	2.250%	1/6/23	175	158
Shell International Finance BV	3.400%	8/12/23	400	396
Shell International Finance BV	6.375%	12/15/38	820	1,023
Shell International Finance BV	5.500%	3/25/40	750	847
Shell International Finance BV	3.625%	8/21/42	450	392
Shell International Finance BV	4.550%	8/12/43	1,000	985
Southwestern Energy Co.	4.100%	3/15/22	875	879
Suncor Energy Inc.	6.100%	6/1/18	100	117
Suncor Energy Inc.	6.500%	6/15/38	1,820	2,126
Suncor Energy Inc.	6.850%	6/1/39	610	740
Talisman Energy Inc.	5.125%	5/15/15	100	106
Talisman Energy Inc.	7.750%	6/1/19	615	748
Talisman Energy Inc.	3.750%	2/1/21	350	342
Talisman Energy Inc.	6.250%	2/1/38	500	510
Tosco Corp.	8.125%	2/15/30	1,150	1,609
Total Capital Canada Ltd.	1.450%	1/15/18	1,225	1,210
Total Capital Canada Ltd.	2.750%	7/15/23	425	398
Total Capital International SA	1.000%	8/12/16	300	300
Total Capital International SA	1.550%	6/28/17	875	880
Total Capital International SA	2.875%	2/17/22	1,400	1,344
Total Capital International SA	2.700%	1/25/23	200	187
Total Capital International SA	3.700%	1/15/24	275	275

Total Capital SA	3.000%	6/24/15	575	600
Total Capital SA	2.300%	3/15/16	1,060	1,097
Total Capital SA	2.125%	8/10/18	850	856
Total Capital SA	4.450%	6/24/20	425	465
Total Capital SA	4.125%	1/28/21	512	543
Transocean Inc.	4.950%	11/15/15	2,025	2,174
Transocean Inc.	5.050%	12/15/16	650	712
Transocean Inc.	2.500%	10/15/17	100	100
Transocean Inc.	6.000%	3/15/18	925	1,042
Transocean Inc.	6.500%	11/15/20	545	607
Transocean Inc.	3.800%	10/15/22	325	306
Transocean Inc.	7.500%	4/15/31	300	335
Transocean Inc.	7.350%	12/15/41	925	1,065
Valero Energy Corp.	4.500%	2/1/15	75	79
Valero Energy Corp.	6.125%	6/15/17	213	244
Valero Energy Corp.	6.125%	2/1/20	850	979
Valero Energy Corp.	7.500%	4/15/32	875	1,024
Valero Energy Corp.	6.625%	6/15/37	855	930
Weatherford International LLC	6.800%	6/15/37	400	416
Weatherford International Ltd.	6.000%	3/15/18	425	478
Weatherford International Ltd.	9.625%	3/1/19	1,243	1,569
Weatherford International Ltd.	4.500%	4/15/22	775	767
Weatherford International Ltd.	6.500%	8/1/36	800	802
XTO Energy Inc.	6.250%	8/1/17	400	474
XTO Energy Inc.	5.500%	6/15/18	400	470

Other Industrial (0.0%)
California Institute of Technology GO	4.700%	11/1/11	950	851
Cintas Corp. No 2	6.125%	12/1/17	400	462
Cintas Corp. No 2	3.250%	6/1/22	150	145
Fluor Corp.	3.375%	9/15/21	150	150
Howard Hughes Medical Institute	3.500%	9/1/23	625	620
4 Johns Hopkins University Maryland GO	4.083%	7/1/53	300	271
Massachusetts Institute of Technology GO	5.600%	7/1/11	400	475
President & Fellows of Harvard College	3.619%	10/1/37	500	436
University of Pennsylvania GO	4.674%	9/1/12	625	554
7 URS Corp.	5.500%	4/1/22	325	330

Technology (0.4%)
Adobe Systems Inc.	3.250%	2/1/15	200	206
Adobe Systems Inc.	4.750%	2/1/20	325	355
Agilent Technologies Inc.	5.500%	9/14/15	550	597
Agilent Technologies Inc.	6.500%	11/1/17	350	410
Agilent Technologies Inc.	5.000%	7/15/20	600	646
Agilent Technologies Inc.	3.200%	10/1/22	1,300	1,208
Altera Corp.	1.750%	5/15/17	150	149
Amphenol Corp.	4.750%	11/15/14	400	417
Amphenol Corp.	4.000%	2/1/22	75	74
Analog Devices Inc.	3.000%	4/15/16	50	52
Analog Devices Inc.	2.875%	6/1/23	375	351
Apple Inc.	0.450%	5/3/16	900	894
Apple Inc.	1.000%	5/3/18	1,300	1,253
Apple Inc.	2.400%	5/3/23	2,800	2,534
Apple Inc.	3.850%	5/4/43	1,400	1,169
Applied Materials Inc.	2.650%	6/15/16	75	78
Applied Materials Inc.	4.300%	6/15/21	1,435	1,504
Applied Materials Inc.	5.850%	6/15/41	125	130

Arrow Electronics Inc.	3.375%	11/1/15	600	622
Arrow Electronics Inc.	4.500%	3/1/23	400	395
Autodesk Inc.	1.950%	12/15/17	550	539
Autodesk Inc.	3.600%	12/15/22	100	95
Baidu Inc.	3.500%	11/28/22	1,500	1,371
BMC Software Inc.	7.250%	6/1/18	425	435
Broadcom Corp.	2.700%	11/1/18	515	532
Broadcom Corp.	2.500%	8/15/22	600	547
Broadridge Financial Solutions Inc.	3.950%	9/1/20	75	76
CA Inc.	6.125%	12/1/14	500	530
CA Inc.	5.375%	12/1/19	205	229
CA Inc.	4.500%	8/15/23	150	150
Cisco Systems Inc.	5.500%	2/22/16	500	555
Cisco Systems Inc.	3.150%	3/14/17	1,100	1,176
Cisco Systems Inc.	4.950%	2/15/19	1,550	1,759
Cisco Systems Inc.	4.450%	1/15/20	2,275	2,506
Cisco Systems Inc.	5.900%	2/15/39	425	494
Cisco Systems Inc.	5.500%	1/15/40	1,205	1,333
Computer Sciences Corp.	6.500%	3/15/18	125	145
Corning Inc.	6.625%	5/15/19	50	60
Corning Inc.	4.700%	3/15/37	925	861
Corning Inc.	5.750%	8/15/40	340	377
Dell Inc.	2.100%	4/1/14	80	80
Dell Inc.	5.650%	4/15/18	550	549
Dell Inc.	5.875%	6/15/19	175	173
Dun & Bradstreet Corp.	2.875%	11/15/15	150	155
EMC Corp.	1.875%	6/1/18	1,460	1,454
EMC Corp.	2.650%	6/1/20	1,445	1,428
EMC Corp.	3.375%	6/1/23	710	693
Equifax Inc.	6.300%	7/1/17	125	142
Fidelity National Information Services Inc.	2.000%	4/15/18	100	98
Fidelity National Information Services Inc.	5.000%	3/15/22	350	356
Fidelity National Information Services Inc.	3.500%	4/15/23	500	449
Fiserv Inc.	3.125%	10/1/15	150	156
Fiserv Inc.	3.125%	6/15/16	585	611
Fiserv Inc.	6.800%	11/20/17	475	558
Google Inc.	1.250%	5/19/14	330	332
Google Inc.	2.125%	5/19/16	50	52
Google Inc.	3.625%	5/19/21	350	366
Harris Corp.	5.950%	12/1/17	200	223
Harris Corp.	6.150%	12/15/40	25	27
Hewlett-Packard Co.	2.125%	9/13/15	575	584
Hewlett-Packard Co.	2.650%	6/1/16	225	231
Hewlett-Packard Co.	3.000%	9/15/16	325	335
Hewlett-Packard Co.	5.400%	3/1/17	225	249
Hewlett-Packard Co.	2.600%	9/15/17	400	404
Hewlett-Packard Co.	5.500%	3/1/18	3,175	3,547
Hewlett-Packard Co.	3.750%	12/1/20	700	678
Hewlett-Packard Co.	4.300%	6/1/21	150	145
Hewlett-Packard Co.	4.375%	9/15/21	650	631
Hewlett-Packard Co.	4.650%	12/9/21	675	663
Hewlett-Packard Co.	6.000%	9/15/41	610	562
Intel Corp.	1.950%	10/1/16	975	1,004
Intel Corp.	1.350%	12/15/17	2,510	2,479
Intel Corp.	3.300%	10/1/21	200	199
Intel Corp.	2.700%	12/15/22	700	649
Intel Corp.	4.000%	12/15/32	475	438

Intel Corp.	4.800%	10/1/41	955	920
Intel Corp.	4.250%	12/15/42	775	692
International Business Machines Corp.	0.875%	10/31/14	325	327
International Business Machines Corp.	0.550%	2/6/15	800	802
International Business Machines Corp.	2.000%	1/5/16	275	283
International Business Machines Corp.	1.950%	7/22/16	300	309
International Business Machines Corp.	1.250%	2/6/17	1,150	1,156
International Business Machines Corp.	5.700%	9/14/17	4,000	4,627
International Business Machines Corp.	1.250%	2/8/18	2,555	2,514
International Business Machines Corp.	1.625%	5/15/20	670	625
International Business Machines Corp.	2.900%	11/1/21	200	196
International Business Machines Corp.	3.375%	8/1/23	800	786
International Business Machines Corp.	5.600%	11/30/39	1,114	1,263
International Business Machines Corp.	4.000%	6/20/42	423	378
Jabil Circuit Inc.	5.625%	12/15/20	250	259
Juniper Networks Inc.	3.100%	3/15/16	75	77
Juniper Networks Inc.	4.600%	3/15/21	360	367
Juniper Networks Inc.	5.950%	3/15/41	150	154
KLA-Tencor Corp.	6.900%	5/1/18	1,700	2,004
Lexmark International Inc.	6.650%	6/1/18	375	416
Maxim Integrated Products Inc.	3.375%	3/15/23	50	47
Microsoft Corp.	2.950%	6/1/14	985	1,003
Microsoft Corp.	1.625%	9/25/15	200	205
Microsoft Corp.	1.000%	5/1/18	400	390
Microsoft Corp.	4.200%	6/1/19	460	509
Microsoft Corp.	3.000%	10/1/20	250	255
Microsoft Corp.	2.125%	11/15/22	225	204
Microsoft Corp.	2.375%	5/1/23	750	679
Microsoft Corp.	5.200%	6/1/39	629	658
Microsoft Corp.	4.500%	10/1/40	125	119
Microsoft Corp.	5.300%	2/8/41	600	638
Microsoft Corp.	3.500%	11/15/42	850	685
Microsoft Corp.	3.750%	5/1/43	185	156
Motorola Solutions Inc.	3.750%	5/15/22	400	383
Motorola Solutions Inc.	7.500%	5/15/25	75	91
Oracle Corp.	5.250%	1/15/16	1,900	2,091
Oracle Corp.	1.200%	10/15/17	1,150	1,129
Oracle Corp.	5.750%	4/15/18	1,415	1,650
Oracle Corp.	2.375%	1/15/19	525	528
Oracle Corp.	5.000%	7/8/19	1,175	1,335
Oracle Corp.	2.500%	10/15/22	1,225	1,133
Oracle Corp.	6.500%	4/15/38	625	769
Oracle Corp.	6.125%	7/8/39	645	766
Oracle Corp.	5.375%	7/15/40	1,125	1,216
Leidos Holdings Inc.	4.450%	12/1/20	485	499
Leidos Holdings Inc.	5.950%	12/1/40	75	73
Leidos Inc.	5.500%	7/1/33	100	95
Symantec Corp.	2.750%	9/15/15	50	52
Symantec Corp.	2.750%	6/15/17	500	509
Symantec Corp.	4.200%	9/15/20	75	78
Symantec Corp.	3.950%	6/15/22	400	395
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	475	465
Texas Instruments Inc.	0.450%	8/3/15	300	300
Texas Instruments Inc.	2.375%	5/16/16	175	182
Texas Instruments Inc.	1.650%	8/3/19	1,000	966
Total System Services Inc.	2.375%	6/1/18	125	122
Tyco Electronics Group SA	6.550%	10/1/17	355	410

	Tyco Electronics Group SA	7.125%	10/1/37	600	708
	Verisk Analytics Inc.	4.125%	9/12/22	300	296
	Xerox Corp.	4.250%	2/15/15	495	516
	Xerox Corp.	6.400%	3/15/16	375	417
	Xerox Corp.	6.750%	2/1/17	350	401
	Xerox Corp.	2.950%	3/15/17	325	334
	Xerox Corp.	6.350%	5/15/18	1,580	1,817
	Xerox Corp.	5.625%	12/15/19	550	613
	Xerox Corp.	4.500%	5/15/21	835	869

	Transportation (0.2%)
[4,7] American Airlines 2013-1 Class A Pass
	Through Trust	4.000%	1/15/27	270	254
[4,7] American Airlines 2013-2 Class A Pass
	Through Trust	4.950%	7/15/24	175	175
	Burlington Northern Santa Fe LLC	5.650%	5/1/17	75	86
	Burlington Northern Santa Fe LLC	5.750%	3/15/18	625	722
	Burlington Northern Santa Fe LLC	3.600%	9/1/20	275	284
	Burlington Northern Santa Fe LLC	4.100%	6/1/21	410	430
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	410	410
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	400	385
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	400	382
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	125	118
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	877
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	142
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	500	571
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	374
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	425	442
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	521
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	180
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	225	204
	Canadian National Railway Co.	1.450%	12/15/16	925	934
	Canadian National Railway Co.	5.550%	3/1/19	265	310
	Canadian National Railway Co.	2.850%	12/15/21	550	539
	Canadian National Railway Co.	6.250%	8/1/34	350	420
	Canadian National Railway Co.	6.200%	6/1/36	350	424
	Canadian National Railway Co.	6.375%	11/15/37	500	622
	Canadian Pacific Railway Co.	6.500%	5/15/18	250	296
	Canadian Pacific Railway Co.	4.450%	3/15/23	1,125	1,180
	Canadian Pacific Railway Co.	7.125%	10/15/31	450	546
	Canadian Pacific Railway Co.	5.950%	5/15/37	275	305
	Canadian Pacific Railway Ltd.	4.500%	1/15/22	1,541	1,624
	Con-way Inc.	6.700%	5/1/34	350	350
4	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	3/15/19	299	315
4	Continental Airlines 2009-2 Class A Pass
	Through Trust	7.250%	5/10/21	128	145
4	Continental Airlines 2012-1 Class A Pass
	Through Trust	4.150%	10/11/25	1,250	1,230
4	Continental Airlines 2012-2 Class A Pass
	Through Trust	4.000%	4/29/26	50	49
	CSX Corp.	5.600%	5/1/17	25	28
	CSX Corp.	7.900%	5/1/17	126	151
	CSX Corp.	6.250%	3/15/18	725	850
	CSX Corp.	7.375%	2/1/19	1,050	1,295
	CSX Corp.	3.700%	10/30/20	205	212
	CSX Corp.	6.220%	4/30/40	174	200

CSX Corp.	5.500%	4/15/41	425	449
CSX Corp.	4.750%	5/30/42	1,420	1,349
CSX Corp.	4.100%	3/15/44	800	678
4 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	202	225
4 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	12/17/19	518	597
4 Delta Air Lines 2010-1 Class A Pass Through
Trust	6.200%	1/2/20	38	42
4 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	5/23/19	82	88
4 Delta Air Lines 2012-1 Class A Pass Through
Trust	4.750%	11/7/21	72	76
FedEx Corp.	8.000%	1/15/19	125	158
FedEx Corp.	2.625%	8/1/22	50	46
FedEx Corp.	3.875%	8/1/42	200	167
4 Hawaiian Airlines 2013-1 Class A Pass
Through Certificates	3.900%	1/15/26	100	91
JB Hunt Transport Services Inc.	3.375%	9/15/15	450	467
7 Kansas City Southern de Mexico SA de CV	2.350%	5/15/20	25	24
7 Kansas City Southern de Mexico SA de CV	3.000%	5/15/23	1,500	1,377
7 Kansas City Southern Railway Co.	4.300%	5/15/43	225	199
Norfolk Southern Corp.	5.750%	1/15/16	175	194
Norfolk Southern Corp.	7.700%	5/15/17	400	483
Norfolk Southern Corp.	5.750%	4/1/18	100	116
Norfolk Southern Corp.	5.900%	6/15/19	835	981
Norfolk Southern Corp.	3.250%	12/1/21	25	25
Norfolk Southern Corp.	2.903%	2/15/23	280	262
Norfolk Southern Corp.	5.590%	5/17/25	14	16
Norfolk Southern Corp.	4.837%	10/1/41	665	648
Norfolk Southern Corp.	3.950%	10/1/42	525	444
Norfolk Southern Corp.	6.000%	5/23/11	650	708
Norfolk Southern Railway Co.	9.750%	6/15/20	116	159
4 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	11/1/19	265	290
Ryder System Inc.	3.150%	3/2/15	685	705
Ryder System Inc.	3.600%	3/1/16	400	420
Ryder System Inc.	5.850%	11/1/16	75	84
Ryder System Inc.	2.350%	2/26/19	550	539
Southwest Airlines Co.	5.250%	10/1/14	115	120
Southwest Airlines Co.	5.750%	12/15/16	200	224
Southwest Airlines Co.	5.125%	3/1/17	400	442
4 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	115	132
Union Pacific Corp.	2.750%	4/15/23	275	257
Union Pacific Corp.	6.625%	2/1/29	400	487
Union Pacific Corp.	4.750%	9/15/41	750	745
Union Pacific Corp.	4.250%	4/15/43	400	366
7 Union Pacific Corp.	4.821%	2/1/44	1,089	1,090
4 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	200	196
United Parcel Service Inc.	1.125%	10/1/17	800	791
United Parcel Service Inc.	5.500%	1/15/18	1,000	1,152
United Parcel Service Inc.	5.125%	4/1/19	175	201
United Parcel Service Inc.	3.125%	1/15/21	965	978
United Parcel Service Inc.	2.450%	10/1/22	925	865
United Parcel Service Inc.	6.200%	1/15/38	760	933

United Parcel Service Inc.	3.625%	10/1/42	675	578
4 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	100	93
4 US Airways Inc. 2012-2 Class A Pass
Through Trust	4.625%	12/3/26	75	72
				1,052,979
Utilities (1.1%)
Electric (0.7%)
AEP Texas Central Co.	6.650%	2/15/33	400	456
Alabama Power Co.	5.500%	10/15/17	550	628
Alabama Power Co.	4.100%	1/15/42	1,000	911
Alabama Power Co.	3.850%	12/1/42	125	109
Ameren Illinois Co.	6.125%	11/15/17	25	29
Ameren Illinois Co.	2.700%	9/1/22	1,200	1,137
American Electric Power Co. Inc.	1.650%	12/15/17	325	320
Appalachian Power Co.	5.800%	10/1/35	100	105
Appalachian Power Co.	6.700%	8/15/37	500	583
Appalachian Power Co.	7.000%	4/1/38	260	313
Arizona Public Service Co.	4.650%	5/15/15	275	292
Arizona Public Service Co.	5.500%	9/1/35	550	595
Arizona Public Service Co.	5.050%	9/1/41	575	598
Arizona Public Service Co.	4.500%	4/1/42	25	24
Baltimore Gas & Electric Co.	3.350%	7/1/23	950	927
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	230
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	588
Cleco Power LLC	6.000%	12/1/40	175	191
Cleveland Electric Illuminating Co.	5.700%	4/1/17	259	285
Cleveland Electric Illuminating Co.	7.880%	11/1/17	200	244
Cleveland Electric Illuminating Co.	5.500%	8/15/24	750	820
CMS Energy Corp.	8.750%	6/15/19	500	643
CMS Energy Corp.	5.050%	3/15/22	500	538
CMS Energy Corp.	4.700%	3/31/43	350	322
Commonwealth Edison Co.	5.950%	8/15/16	200	226
Commonwealth Edison Co.	1.950%	9/1/16	115	118
Commonwealth Edison Co.	6.150%	9/15/17	600	703
Commonwealth Edison Co.	5.800%	3/15/18	150	175
Commonwealth Edison Co.	5.900%	3/15/36	100	115
Commonwealth Edison Co.	6.450%	1/15/38	1,030	1,272
Commonwealth Edison Co.	4.600%	8/15/43	1,750	1,718
Connecticut Light & Power Co.	6.350%	6/1/36	250	304
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	625	688
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	975	1,192
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	328
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	998
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	400	475
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	475	422
Constellation Energy Group Inc.	4.550%	6/15/15	175	185
Constellation Energy Group Inc.	5.150%	12/1/20	1,495	1,602
Consumers Energy Co.	6.700%	9/15/19	495	615
Consumers Energy Co.	2.850%	5/15/22	1,150	1,120
Consumers Energy Co.	3.375%	8/15/23	925	924
Delmarva Power & Light Co.	4.000%	6/1/42	225	204
Dominion Resources Inc.	2.250%	9/1/15	750	770
Dominion Resources Inc.	5.600%	11/15/16	470	528
Dominion Resources Inc.	1.400%	9/15/17	100	99
Dominion Resources Inc.	6.000%	11/30/17	550	637
Dominion Resources Inc.	4.450%	3/15/21	125	133

Dominion Resources Inc.	2.750%	9/15/22	100	93
Dominion Resources Inc.	5.250%	8/1/33	200	216
Dominion Resources Inc.	4.900%	8/1/41	550	539
Dominion Resources Inc.	4.050%	9/15/42	325	280
4 Dominion Resources Inc.	7.500%	6/30/66	175	186
DTE Electric Co.	3.450%	10/1/20	410	427
DTE Electric Co.	3.900%	6/1/21	100	106
DTE Electric Co.	2.650%	6/15/22	50	48
DTE Electric Co.	3.650%	3/15/24	1,475	1,503
DTE Electric Co.	5.700%	10/1/37	125	143
DTE Electric Co.	3.950%	6/15/42	900	814
Duke Energy Carolinas LLC	7.000%	11/15/18	660	813
Duke Energy Carolinas LLC	4.300%	6/15/20	500	540
Duke Energy Carolinas LLC	3.900%	6/15/21	1,030	1,090
Duke Energy Carolinas LLC	6.000%	12/1/28	300	351
Duke Energy Carolinas LLC	6.100%	6/1/37	1,100	1,271
Duke Energy Carolinas LLC	6.000%	1/15/38	25	30
Duke Energy Carolinas LLC	6.050%	4/15/38	25	30
Duke Energy Carolinas LLC	5.300%	2/15/40	710	775
Duke Energy Carolinas LLC	4.250%	12/15/41	800	751
Duke Energy Carolinas LLC	4.000%	9/30/42	425	382
Duke Energy Corp.	3.350%	4/1/15	375	389
Duke Energy Corp.	1.625%	8/15/17	625	623
Duke Energy Corp.	2.100%	6/15/18	1,000	998
Duke Energy Corp.	5.050%	9/15/19	175	195
Duke Energy Corp.	3.050%	8/15/22	200	189
Duke Energy Florida Inc.	5.100%	12/1/15	410	448
Duke Energy Florida Inc.	5.650%	6/15/18	50	58
Duke Energy Florida Inc.	4.550%	4/1/20	1,375	1,510
Duke Energy Indiana Inc.	3.750%	7/15/20	185	195
Duke Energy Indiana Inc.	4.200%	3/15/42	475	436
Duke Energy Indiana Inc.	4.900%	7/15/43	850	868
Duke Energy Progress Inc.	5.300%	1/15/19	675	780
Duke Energy Progress Inc.	3.000%	9/15/21	750	745
El Paso Electric Co.	6.000%	5/15/35	175	185
Entergy Arkansas Inc.	3.750%	2/15/21	1,250	1,290
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	150	174
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,500	1,697
Entergy Louisiana LLC	1.875%	12/15/14	200	203
Entergy Louisiana LLC	5.400%	11/1/24	1,175	1,337
Exelon Corp.	4.900%	6/15/15	500	532
Exelon Generation Co. LLC	6.200%	10/1/17	930	1,068
Exelon Generation Co. LLC	4.000%	10/1/20	575	574
Exelon Generation Co. LLC	5.600%	6/15/42	121	116
Florida Power & Light Co.	5.550%	11/1/17	75	87
Florida Power & Light Co.	2.750%	6/1/23	1,325	1,262
Florida Power & Light Co.	5.950%	10/1/33	100	120
Florida Power & Light Co.	5.625%	4/1/34	225	258
Florida Power & Light Co.	4.950%	6/1/35	50	53
Florida Power & Light Co.	6.200%	6/1/36	50	61
Florida Power & Light Co.	5.850%	5/1/37	560	663
Florida Power & Light Co.	5.950%	2/1/38	175	207
Florida Power & Light Co.	5.960%	4/1/39	225	271
Florida Power & Light Co.	4.125%	2/1/42	75	70
Florida Power & Light Co.	3.800%	12/15/42	625	552
Georgia Power Co.	0.750%	8/10/15	125	125
Georgia Power Co.	5.950%	2/1/39	150	170

Georgia Power Co.	4.750%	9/1/40	125	120
Iberdrola International BV	6.750%	7/15/36	175	188
Indiana Michigan Power Co.	3.200%	3/15/23	475	451
4 Integrys Energy Group Inc.	6.110%	12/1/66	300	304
Interstate Power & Light Co.	6.250%	7/15/39	100	119
ITC Holdings Corp.	4.050%	7/1/23	175	174
ITC Holdings Corp.	5.300%	7/1/43	200	197
Jersey Central Power & Light Co.	5.625%	5/1/16	350	386
Jersey Central Power & Light Co.	5.650%	6/1/17	350	390
Jersey Central Power & Light Co.	6.150%	6/1/37	200	207
4 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	172	172
Kansas City Power & Light Co.	6.050%	11/15/35	200	221
Kansas City Power & Light Co.	5.300%	10/1/41	830	839
Kentucky Utilities Co.	1.625%	11/1/15	1,030	1,050
Kentucky Utilities Co.	3.250%	11/1/20	200	205
LG&E & KU Energy LLC	2.125%	11/15/15	125	128
LG&E & KU Energy LLC	3.750%	11/15/20	1,150	1,164
Louisville Gas & Electric Co.	1.625%	11/15/15	300	306
Louisville Gas & Electric Co.	5.125%	11/15/40	100	109
MidAmerican Energy Co.	5.950%	7/15/17	560	650
MidAmerican Energy Co.	6.750%	12/30/31	725	901
MidAmerican Energy Holdings Co.	6.125%	4/1/36	975	1,088
MidAmerican Energy Holdings Co.	5.950%	5/15/37	1,225	1,359
MidAmerican Energy Holdings Co.	6.500%	9/15/37	370	435
Mississippi Power Co.	4.250%	3/15/42	375	328
National Rural Utilities Cooperative Finance
Corp.	1.000%	2/2/15	225	227
National Rural Utilities Cooperative Finance
Corp.	3.050%	3/1/16	125	131
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	1,025	1,175
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	1,000	1,374
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	900	875
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	625	620
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	450	609
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	120	116
4 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	100	93
Nevada Power Co.	6.500%	5/15/18	1,200	1,433
Nevada Power Co.	6.650%	4/1/36	410	508
Nevada Power Co.	5.450%	5/15/41	500	551
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	615	647
NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	1,125	1,064
4 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	225	227
4 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	275	280
Northern States Power Co.	5.250%	3/1/18	950	1,090
Northern States Power Co.	6.200%	7/1/37	250	306
Northern States Power Co.	5.350%	11/1/39	175	196
NSTAR Electric Co.	4.875%	4/15/14	225	230
NSTAR Electric Co.	5.625%	11/15/17	525	603
NSTAR LLC	4.500%	11/15/19	1,245	1,371
Oglethorpe Power Corp.	5.950%	11/1/39	100	112

Oglethorpe Power Corp.	5.375%	11/1/40	380	394
Ohio Power Co.	6.000%	6/1/16	480	537
Ohio Power Co.	6.050%	5/1/18	100	115
Oklahoma Gas & Electric Co.	5.850%	6/1/40	150	174
Oklahoma Gas & Electric Co.	3.900%	5/1/43	875	774
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	175	187
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	330	395
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	200	245
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	600	762
Pacific Gas & Electric Co.	5.625%	11/30/17	250	287
Pacific Gas & Electric Co.	8.250%	10/15/18	275	352
Pacific Gas & Electric Co.	3.500%	10/1/20	410	413
Pacific Gas & Electric Co.	4.250%	5/15/21	225	237
Pacific Gas & Electric Co.	3.250%	6/15/23	575	549
Pacific Gas & Electric Co.	6.050%	3/1/34	1,235	1,371
Pacific Gas & Electric Co.	5.800%	3/1/37	1,025	1,112
Pacific Gas & Electric Co.	6.250%	3/1/39	1,000	1,140
Pacific Gas & Electric Co.	5.400%	1/15/40	500	515
Pacific Gas & Electric Co.	4.450%	4/15/42	600	544
Pacific Gas & Electric Co.	4.600%	6/15/43	625	583
PacifiCorp	2.950%	2/1/22	1,000	981
PacifiCorp	5.250%	6/15/35	475	505
PacifiCorp	5.750%	4/1/37	410	471
PacifiCorp	6.250%	10/15/37	600	726
PacifiCorp	4.100%	2/1/42	350	321
Peco Energy Co.	1.200%	10/15/16	350	351
Peco Energy Co.	5.350%	3/1/18	125	144
Pennsylvania Electric Co.	6.050%	9/1/17	75	85
Pennsylvania Electric Co.	5.200%	4/1/20	205	220
Pepco Holdings Inc.	2.700%	10/1/15	680	699
Potomac Electric Power Co.	6.500%	11/15/37	400	506
PPL Electric Utilities Corp.	3.000%	9/15/21	410	408
PPL Electric Utilities Corp.	6.250%	5/15/39	100	123
PPL Electric Utilities Corp.	5.200%	7/15/41	700	756
PPL Electric Utilities Corp.	4.750%	7/15/43	1,000	1,020
PPL Energy Supply LLC	6.200%	5/15/16	68	75
Progress Energy Inc.	5.625%	1/15/16	205	226
Progress Energy Inc.	3.150%	4/1/22	500	478
Progress Energy Inc.	7.750%	3/1/31	625	802
Progress Energy Inc.	6.000%	12/1/39	410	457
PSEG Power LLC	5.500%	12/1/15	450	491
PSEG Power LLC	5.320%	9/15/16	615	681
PSEG Power LLC	5.125%	4/15/20	150	167
PSEG Power LLC	4.150%	9/15/21	50	51
Public Service Co. of Colorado	5.800%	8/1/18	100	118
Public Service Co. of Colorado	5.125%	6/1/19	175	202
Public Service Co. of Colorado	3.200%	11/15/20	1,000	1,026
Public Service Co. of Colorado	6.250%	9/1/37	300	373
Public Service Co. of Colorado	3.600%	9/15/42	225	191
Public Service Co. of Oklahoma	5.150%	12/1/19	600	670
Public Service Co. of Oklahoma	4.400%	2/1/21	500	527
Public Service Co. of Oklahoma	6.625%	11/15/37	275	319
Public Service Electric & Gas Co.	5.300%	5/1/18	394	452
Public Service Electric & Gas Co.	2.300%	9/15/18	450	458
Public Service Electric & Gas Co.	2.375%	5/15/23	225	207
Public Service Electric & Gas Co.	5.375%	11/1/39	300	336
Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,390

Puget Sound Energy Inc.	5.483%	6/1/35	100	111
Puget Sound Energy Inc.	6.274%	3/15/37	500	605
Puget Sound Energy Inc.	5.757%	10/1/39	495	567
Puget Sound Energy Inc.	5.638%	4/15/41	1,390	1,592
Puget Sound Energy Inc.	4.434%	11/15/41	275	265
San Diego Gas & Electric Co.	5.300%	11/15/15	100	109
San Diego Gas & Electric Co.	3.000%	8/15/21	150	150
San Diego Gas & Electric Co.	6.000%	6/1/26	500	615
San Diego Gas & Electric Co.	5.350%	5/15/35	100	112
San Diego Gas & Electric Co.	5.350%	5/15/40	500	569
San Diego Gas & Electric Co.	4.500%	8/15/40	255	254
SCANA Corp.	4.750%	5/15/21	205	209
Sierra Pacific Power Co.	6.000%	5/15/16	525	592
Sierra Pacific Power Co.	6.750%	7/1/37	400	502
South Carolina Electric & Gas Co.	6.625%	2/1/32	450	549
South Carolina Electric & Gas Co.	6.050%	1/15/38	150	176
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	110
South Carolina Electric & Gas Co.	4.350%	2/1/42	200	189
South Carolina Electric & Gas Co.	4.600%	6/15/43	1,075	1,054
Southern California Edison Co.	4.650%	4/1/15	775	822
Southern California Edison Co.	5.000%	1/15/16	275	301
Southern California Edison Co.	3.875%	6/1/21	350	371
Southern California Edison Co.	3.500%	10/1/23	300	300
Southern California Edison Co.	6.650%	4/1/29	225	274
Southern California Edison Co.	5.750%	4/1/35	508	589
Southern California Edison Co.	5.350%	7/15/35	1,060	1,177
Southern California Edison Co.	4.500%	9/1/40	205	200
Southern California Edison Co.	4.050%	3/15/42	425	393
Southern California Edison Co.	3.900%	3/15/43	475	422
Southern California Edison Co.	4.650%	10/1/43	600	593
Southern Co.	1.950%	9/1/16	410	418
Southern Power Co.	4.875%	7/15/15	1,325	1,418
Southern Power Co.	5.150%	9/15/41	1,210	1,197
Southern Power Co.	5.250%	7/15/43	500	497
Southwestern Electric Power Co.	5.875%	3/1/18	25	28
Southwestern Electric Power Co.	6.450%	1/15/19	250	291
Southwestern Electric Power Co.	6.200%	3/15/40	75	84
Southwestern Public Service Co.	4.500%	8/15/41	100	97
Tampa Electric Co.	6.100%	5/15/18	1,575	1,871
Tampa Electric Co.	2.600%	9/15/22	75	71
Tampa Electric Co.	6.550%	5/15/36	375	462
TECO Finance Inc.	4.000%	3/15/16	100	106
TECO Finance Inc.	6.572%	11/1/17	330	387
TECO Finance Inc.	5.150%	3/15/20	125	136
TransAlta Corp.	6.650%	5/15/18	100	114
Tucson Electric Power Co.	5.150%	11/15/21	130	140
UIL Holdings Corp.	4.625%	10/1/20	100	102
Union Electric Co.	6.700%	2/1/19	235	286
Virginia Electric & Power Co.	5.400%	1/15/16	700	772
Virginia Electric & Power Co.	2.950%	1/15/22	750	739
Virginia Electric & Power Co.	6.000%	5/15/37	550	647
Virginia Electric & Power Co.	6.350%	11/30/37	600	730
Virginia Electric & Power Co.	8.875%	11/15/38	100	156
Virginia Electric & Power Co.	4.000%	1/15/43	850	760
Westar Energy Inc.	4.125%	3/1/42	525	486
Westar Energy Inc.	4.100%	4/1/43	225	207
Westar Energy Inc.	4.625%	9/1/43	150	150

Wisconsin Electric Power Co.	4.250%	12/15/19	175	196
Wisconsin Electric Power Co.	2.950%	9/15/21	635	633
Wisconsin Electric Power Co.	5.625%	5/15/33	200	228
4 Wisconsin Energy Corp.	6.250%	5/15/67	525	535
Wisconsin Power & Light Co.	5.000%	7/15/19	25	29
Wisconsin Power & Light Co.	2.250%	11/15/22	275	253
Wisconsin Power & Light Co.	6.375%	8/15/37	300	366
Wisconsin Public Service Corp.	3.671%	12/1/42	75	66
Xcel Energy Inc.	5.613%	4/1/17	631	707
Xcel Energy Inc.	4.700%	5/15/20	305	335
Xcel Energy Inc.	6.500%	7/1/36	635	769

Natural Gas (0.4%)
AGL Capital Corp.	3.500%	9/15/21	1,250	1,266
AGL Capital Corp.	5.875%	3/15/41	125	141
AGL Capital Corp.	4.400%	6/1/43	125	115
Atmos Energy Corp.	8.500%	3/15/19	250	322
Atmos Energy Corp.	5.500%	6/15/41	800	867
Boardwalk Pipelines LP	5.500%	2/1/17	200	220
Boardwalk Pipelines LP	3.375%	2/1/23	325	299
British Transco Finance Inc.	6.625%	6/1/18	430	510
Buckeye Partners LP	6.050%	1/15/18	25	28
Buckeye Partners LP	4.875%	2/1/21	650	674
CenterPoint Energy Resources Corp.	6.150%	5/1/16	505	566
CenterPoint Energy Resources Corp.	6.000%	5/15/18	150	174
CenterPoint Energy Resources Corp.	4.500%	1/15/21	265	288
CenterPoint Energy Resources Corp.	5.850%	1/15/41	75	87
DCP Midstream Operating LP	3.250%	10/1/15	175	181
DCP Midstream Operating LP	2.500%	12/1/17	225	224
DCP Midstream Operating LP	4.950%	4/1/22	75	75
DCP Midstream Operating LP	3.875%	3/15/23	725	662
El Paso Natural Gas Co. LLC	5.950%	4/15/17	710	802
El Paso Pipeline Partners Operating Co. LLC	6.500%	4/1/20	2,000	2,294
El Paso Pipeline Partners Operating Co. LLC	4.700%	11/1/42	150	130
Enbridge Energy Partners LP	9.875%	3/1/19	1,045	1,373
Energy Transfer Partners LP	5.950%	2/1/15	630	670
Energy Transfer Partners LP	6.125%	2/15/17	300	340
Energy Transfer Partners LP	9.000%	4/15/19	254	321
Energy Transfer Partners LP	4.150%	10/1/20	1,425	1,464
Energy Transfer Partners LP	4.650%	6/1/21	545	562
Energy Transfer Partners LP	5.200%	2/1/22	575	608
Energy Transfer Partners LP	3.600%	2/1/23	1,000	932
Energy Transfer Partners LP	6.625%	10/15/36	150	159
Energy Transfer Partners LP	7.500%	7/1/38	500	576
Energy Transfer Partners LP	6.050%	6/1/41	150	150
Energy Transfer Partners LP	6.500%	2/1/42	725	766
Energy Transfer Partners LP	5.150%	2/1/43	925	827
8 Enron Corp.	9.125%	4/1/03	700	—
8 Enron Corp.	7.125%	5/15/07	300	—
8 Enron Corp.	6.875%	10/15/07	1,000	—
Enterprise Products Operating LLC	5.600%	10/15/14	1,185	1,244
Enterprise Products Operating LLC	6.300%	9/15/17	175	203
Enterprise Products Operating LLC	6.650%	4/15/18	50	59
Enterprise Products Operating LLC	6.500%	1/31/19	50	59
Enterprise Products Operating LLC	5.200%	9/1/20	235	262
Enterprise Products Operating LLC	4.050%	2/15/22	175	178
Enterprise Products Operating LLC	3.350%	3/15/23	350	332

Enterprise Products Operating LLC	6.875%	3/1/33	1,400	1,665
Enterprise Products Operating LLC	7.550%	4/15/38	450	574
Enterprise Products Operating LLC	5.950%	2/1/41	495	533
Enterprise Products Operating LLC	4.850%	8/15/42	850	796
Enterprise Products Operating LLC	4.850%	3/15/44	450	419
4 Enterprise Products Operating LLC	8.375%	8/1/66	250	275
4 Enterprise Products Operating LLC	7.034%	1/15/68	600	666
Gulf South Pipeline Co. LP	4.000%	6/15/22	300	298
KeySpan Corp.	8.000%	11/15/30	200	261
KeySpan Corp.	5.803%	4/1/35	250	263
Kinder Morgan Energy Partners LP	5.125%	11/15/14	475	498
Kinder Morgan Energy Partners LP	3.500%	3/1/16	990	1,043
Kinder Morgan Energy Partners LP	5.950%	2/15/18	750	860
Kinder Morgan Energy Partners LP	5.800%	3/1/21	750	837
Kinder Morgan Energy Partners LP	4.150%	3/1/22	175	174
Kinder Morgan Energy Partners LP	3.950%	9/1/22	450	440
Kinder Morgan Energy Partners LP	3.450%	2/15/23	1,950	1,822
Kinder Morgan Energy Partners LP	3.500%	9/1/23	1,225	1,140
Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	202
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	300
Kinder Morgan Energy Partners LP	6.500%	2/1/37	200	215
Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	378
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,875	2,015
Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,000	1,078
Kinder Morgan Energy Partners LP	5.000%	8/15/42	175	157
Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	451
Magellan Midstream Partners LP	5.650%	10/15/16	560	632
Magellan Midstream Partners LP	6.550%	7/15/19	625	745
Magellan Midstream Partners LP	4.200%	12/1/42	450	391
National Fuel Gas Co.	6.500%	4/15/18	750	869
National Fuel Gas Co.	3.750%	3/1/23	500	486
National Grid plc	6.300%	8/1/16	275	313
Nisource Finance Corp.	6.400%	3/15/18	615	711
Nisource Finance Corp.	6.800%	1/15/19	750	882
Nisource Finance Corp.	6.125%	3/1/22	450	504
Nisource Finance Corp.	6.250%	12/15/40	400	429
Nisource Finance Corp.	4.800%	2/15/44	200	177
ONEOK Inc.	5.200%	6/15/15	300	319
ONEOK Inc.	4.250%	2/1/22	750	704
ONEOK Inc.	6.000%	6/15/35	440	402
ONEOK Partners LP	3.250%	2/1/16	50	52
ONEOK Partners LP	6.150%	10/1/16	410	464
ONEOK Partners LP	2.000%	10/1/17	625	619
ONEOK Partners LP	8.625%	3/1/19	400	506
ONEOK Partners LP	3.375%	10/1/22	250	231
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	800	922
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	150
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	50	59
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	125	161
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	1,125	1,227
Plains All American Pipeline LP / PAA
Finance Corp.	6.700%	5/15/36	205	243
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	50	44

Questar Corp.	2.750%	2/1/16	25	26
Sempra Energy	6.500%	6/1/16	615	699
Sempra Energy	6.150%	6/15/18	750	877
Sempra Energy	6.000%	10/15/39	705	769
Southern California Gas Co.	5.750%	11/15/35	25	30
7 Southern Natural Gas Co. LLC	5.900%	4/1/17	150	171
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	1,250	1,310
Spectra Energy Capital LLC	6.200%	4/15/18	850	974
Spectra Energy Capital LLC	8.000%	10/1/19	165	200
Spectra Energy Partners LP	2.950%	9/25/18	75	76
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	800	743
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	300	333
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	450	400
Texas Eastern Transmission LP	7.000%	7/15/32	500	599
Texas Gas Transmission LLC	4.600%	6/1/15	250	261
TransCanada PipeLines Ltd.	0.750%	1/15/16	175	174
TransCanada PipeLines Ltd.	6.500%	8/15/18	300	359
TransCanada PipeLines Ltd.	3.800%	10/1/20	2,660	2,788
TransCanada PipeLines Ltd.	2.500%	8/1/22	1,000	919
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	868
TransCanada PipeLines Ltd.	5.850%	3/15/36	125	138
TransCanada PipeLines Ltd.	6.200%	10/15/37	100	115
TransCanada PipeLines Ltd.	7.625%	1/15/39	410	551
4 TransCanada PipeLines Ltd.	6.350%	5/15/67	400	418
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	230	270
Western Gas Partners LP	5.375%	6/1/21	500	535
Williams Cos. Inc.	7.500%	1/15/31	321	355
Williams Cos. Inc.	7.750%	6/15/31	407	461
Williams Partners LP	3.800%	2/15/15	125	130
Williams Partners LP	5.250%	3/15/20	1,895	2,050
Williams Partners LP	6.300%	4/15/40	675	714
Williams Partners LP / Williams Partners
Finance Corp.	7.250%	2/1/17	500	583

Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	125	145
American Water Capital Corp.	6.593%	10/15/37	500	608
American Water Capital Corp.	4.300%	12/1/42	125	114
United Utilities plc	5.375%	2/1/19	325	351
Veolia Environnement SA	6.000%	6/1/18	600	691

				210,022
Total Corporate Bonds (Cost $1,848,532)				1,880,569
Sovereign Bonds (U.S. Dollar-Denominated) (2.1%)
African Development Bank	1.125%	3/15/17	1,550	1,559
African Development Bank	0.875%	3/15/18	1,500	1,470
African Development Bank	1.625%	10/2/18	300	301
Asian Development Bank	0.875%	6/10/14	300	301
Asian Development Bank	4.250%	10/20/14	300	313
Asian Development Bank	2.625%	2/9/15	2,745	2,830
Asian Development Bank	0.500%	8/17/15	700	702
Asian Development Bank	2.500%	3/15/16	775	812
Asian Development Bank	5.500%	6/27/16	100	113
Asian Development Bank	1.125%	3/15/17	1,325	1,335
Asian Development Bank	5.593%	7/16/18	500	590

Asian Development Bank	1.750%	9/11/18	1,550	1,562
Asian Development Bank	1.875%	10/23/18	530	538
Asian Development Bank	1.750%	3/21/19	475	476
Asian Development Bank	1.375%	3/23/20	2,250	2,161
Banco do Brasil SA	3.875%	1/23/17	200	203
Banco do Brasil SA	3.875%	10/10/22	1,000	863
Canada	0.875%	2/14/17	2,050	2,058
China Development Bank Corp.	4.750%	10/8/14	450	466
China Development Bank Corp.	5.000%	10/15/15	175	188
CNOOC Finance 2013 Ltd.	1.750%	5/9/18	225	218
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	450	405
4 Republic of Colombia	2.625%	3/15/23	825	728
7 Corp. Nacional Del Cobre de Chile	3.000%	7/17/22	600	547
Corporacion Andina de Fomento	5.125%	5/5/15	450	466
Corporacion Andina de Fomento	3.750%	1/15/16	1,765	1,842
Corporacion Andina de Fomento	4.375%	6/15/22	1,375	1,372
Council Of Europe Development Bank	2.750%	2/10/15	275	284
Council Of Europe Development Bank	2.625%	2/16/16	735	770
Council Of Europe Development Bank	1.250%	9/22/16	1,000	1,012
Council Of Europe Development Bank	1.000%	3/7/18	525	510
Council Of Europe Development Bank	1.125%	5/31/18	975	948
9 Development Bank of Japan Inc.	4.250%	6/9/15	910	967
Ecopetrol SA	7.625%	7/23/19	700	826
Ecopetrol SA	5.875%	9/18/23	250	261
European Bank for Reconstruction &
Development	2.750%	4/20/15	1,000	1,037
European Bank for Reconstruction &
Development	1.625%	9/3/15	100	103
European Bank for Reconstruction &
Development	2.500%	3/15/16	500	525
European Bank for Reconstruction &
Development	1.375%	10/20/16	1,515	1,543
European Bank for Reconstruction &
Development	1.000%	2/16/17	1,000	1,003
European Bank for Reconstruction &
Development	0.750%	9/1/17	1,000	985
European Bank for Reconstruction &
Development	1.000%	6/15/18	700	683
European Bank for Reconstruction &
Development	1.000%	9/17/18	400	390
European Bank for Reconstruction &
Development	1.625%	11/15/18	50	50
European Bank for Reconstruction &
Development	1.500%	3/16/20	650	626
European Investment Bank	1.125%	8/15/14	500	504
European Investment Bank	0.875%	12/15/14	430	433
European Investment Bank	2.875%	1/15/15	450	465
European Investment Bank	2.750%	3/23/15	900	932
European Investment Bank	1.125%	4/15/15	3,150	3,187
European Investment Bank	1.625%	9/1/15	6,955	7,117
European Investment Bank	1.375%	10/20/15	2,855	2,910
European Investment Bank	4.875%	2/16/16	550	606
European Investment Bank	2.250%	3/15/16	4,050	4,212
European Investment Bank	0.625%	4/15/16	1,200	1,200
European Investment Bank	2.500%	5/16/16	525	550
European Investment Bank	2.125%	7/15/16	1,000	1,038
European Investment Bank	0.500%	8/15/16	2,850	2,826

European Investment Bank	5.125%	9/13/16	1,500	1,688
European Investment Bank	1.250%	10/14/16	950	962
European Investment Bank	1.125%	12/15/16	1,300	1,306
European Investment Bank	4.875%	1/17/17	1,225	1,378
European Investment Bank	1.750%	3/15/17	1,125	1,151
European Investment Bank	5.125%	5/30/17	800	915
European Investment Bank	1.625%	6/15/17	100	102
European Investment Bank	1.125%	9/15/17	450	448
European Investment Bank	1.000%	12/15/17	300	295
European Investment Bank	1.000%	3/15/18	3,450	3,371
European Investment Bank	1.000%	6/15/18	3,500	3,399
European Investment Bank	2.875%	9/15/20	1,650	1,685
European Investment Bank	4.000%	2/16/21	4,000	4,364
Export Development Canada	2.250%	5/28/15	150	155
Export Development Canada	1.250%	10/26/16	1,970	2,006
Export Development Canada	0.750%	12/15/17	900	881
Export Development Canada	1.500%	10/3/18	100	100
Export-Import Bank of Korea	5.875%	1/14/15	800	847
Export-Import Bank of Korea	5.125%	3/16/15	150	158
Export-Import Bank of Korea	4.125%	9/9/15	1,025	1,087
Export-Import Bank of Korea	3.750%	10/20/16	300	318
Export-Import Bank of Korea	4.000%	1/11/17	725	773
Export-Import Bank of Korea	2.875%	9/17/18	700	711
Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,028
Export-Import Bank of Korea	5.000%	4/11/22	1,475	1,617
Federative Republic of Brazil	7.875%	3/7/15	475	516
Federative Republic of Brazil	6.000%	1/17/17	2,545	2,844
4 Federative Republic of Brazil	8.000%	1/15/18	800	894
Federative Republic of Brazil	5.875%	1/15/19	875	989
Federative Republic of Brazil	8.875%	10/14/19	175	226
Federative Republic of Brazil	4.875%	1/22/21	4,405	4,720
Federative Republic of Brazil	2.625%	1/5/23	1,025	894
Federative Republic of Brazil	8.875%	4/15/24	325	443
Federative Republic of Brazil	8.750%	2/4/25	800	1,088
Federative Republic of Brazil	10.125%	5/15/27	875	1,330
Federative Republic of Brazil	8.250%	1/20/34	1,075	1,396
Federative Republic of Brazil	7.125%	1/20/37	650	764
4 Federative Republic of Brazil	11.000%	8/17/40	1,650	1,922
Federative Republic of Brazil	5.625%	1/7/41	2,450	2,432
FMS Wertmanagement AoeR	0.625%	4/18/16	400	400
FMS Wertmanagement AoeR	1.125%	10/14/16	1,200	1,209
FMS Wertmanagement AoeR	1.000%	11/21/17	475	470
Hydro-Quebec	2.000%	6/30/16	1,425	1,473
Hydro-Quebec	8.400%	1/15/22	1,235	1,657
Inter-American Development Bank	2.250%	7/15/15	3,975	4,105
Inter-American Development Bank	1.375%	10/18/16	2,890	2,941
Inter-American Development Bank	0.875%	11/15/16	400	400
Inter-American Development Bank	1.125%	3/15/17	100	100
Inter-American Development Bank	2.375%	8/15/17	250	262
Inter-American Development Bank	0.875%	3/15/18	350	343
Inter-American Development Bank	1.750%	8/24/18	5,105	5,159
Inter-American Development Bank	3.875%	9/17/19	100	111
Inter-American Development Bank	3.875%	2/14/20	500	553
Inter-American Development Bank	7.000%	6/15/25	250	335
Inter-American Development Bank	3.875%	10/28/41	800	756
International Bank for Reconstruction &
Development	2.375%	5/26/15	5,230	5,404

	International Bank for Reconstruction &
	Development	2.125%	3/15/16	2,600	2,700
	International Bank for Reconstruction &
	Development	5.000%	4/1/16	200	222
	International Bank for Reconstruction &
	Development	0.500%	4/15/16	125	125
	International Bank for Reconstruction &
	Development	1.000%	9/15/16	405	409
	International Bank for Reconstruction &
	Development	0.875%	4/17/17	4,500	4,492
	International Bank for Reconstruction &
	Development	1.125%	7/18/17	950	952
	International Bank for Reconstruction &
	Development	7.625%	1/19/23	25	35
	International Bank for Reconstruction &
	Development	2.125%	2/13/23	150	142
	International Finance Corp.	3.000%	4/22/14	875	888
	International Finance Corp.	2.750%	4/20/15	900	933
	International Finance Corp.	2.250%	4/11/16	525	546
	International Finance Corp.	0.500%	5/16/16	250	249
	International Finance Corp.	1.125%	11/23/16	2,150	2,177
	International Finance Corp.	1.000%	4/24/17	575	578
	International Finance Corp.	2.125%	11/17/17	950	982
	International Finance Corp.	0.625%	12/21/17	625	608
	International Finance Corp.	1.750%	9/4/18	1,300	1,311
9	Japan Bank for International Cooperation	2.875%	2/2/15	625	645
9	Japan Bank for International Cooperation	1.875%	9/24/15	1,435	1,468
9	Japan Bank for International Cooperation	2.500%	1/21/16	700	729
9	Japan Bank for International Cooperation	2.500%	5/18/16	600	627
9	Japan Bank for International Cooperation	2.250%	7/13/16	575	597
9	Japan Bank for International Cooperation	1.125%	7/19/17	650	648
9	Japan Bank for International Cooperation	1.750%	7/31/18	925	923
9	Japan Bank for International Cooperation	2.125%	2/7/19	1,000	1,010
9	Japan Bank for International Cooperation	3.375%	7/31/23	325	326
9	Japan Finance Organization for Municipalities	4.625%	4/21/15	500	531
9	Japan Finance Organization for Municipalities	5.000%	5/16/17	500	571
10 KFW		4.125%	10/15/14	25	26
10 KFW		2.750%	10/21/14	7,385	7,563
10 KFW		1.000%	1/12/15	3,800	3,824
10 KFW		2.625%	3/3/15	1,275	1,316
10 KFW		0.625%	4/24/15	100	100
10 KFW		0.500%	9/30/15	1,700	1,699
10 KFW		1.250%	10/26/15	550	557
10 KFW		5.125%	3/14/16	775	859
10 KFW		0.500%	4/19/16	2,000	1,990
10 KFW		2.000%	6/1/16	1,250	1,293
10 KFW		1.250%	10/5/16	2,545	2,587
10 KFW		1.250%	2/15/17	3,425	3,454
10 KFW		4.375%	3/15/18	3,450	3,890
10 KFW		1.000%	6/11/18	1,000	982
10 KFW		4.500%	7/16/18	350	400
10 KFW		4.875%	6/17/19	4,775	5,553
10 KFW		4.000%	1/27/20	150	166
10 KFW		2.750%	9/8/20	4,500	4,634
10 KFW		2.750%	10/1/20	1,150	1,175
10 KFW		2.375%	8/25/21	2,710	2,659
10 KFW		2.625%	1/25/22	1,500	1,487

10 KFW	2.000%	10/4/22	1,575	1,467
10 KFW	2.125%	1/17/23	1,750	1,639
10 KFW	0.000%	4/18/36	500	199
Korea Development Bank	4.375%	8/10/15	700	740
Korea Development Bank	3.250%	3/9/16	970	1,008
Korea Development Bank	4.000%	9/9/16	750	798
Korea Development Bank	3.875%	5/4/17	1,000	1,060
Korea Finance Corp.	4.625%	11/16/21	1,375	1,452
[10] Landwirtschaftliche Rentenbank	3.125%	7/15/15	325	340
[10] Landwirtschaftliche Rentenbank	4.875%	11/16/15	1,025	1,117
[10] Landwirtschaftliche Rentenbank	2.500%	2/15/16	1,355	1,417
[10] Landwirtschaftliche Rentenbank	2.125%	7/15/16	975	1,011
[10] Landwirtschaftliche Rentenbank	2.375%	9/13/17	1,000	1,047
[10] Landwirtschaftliche Rentenbank	1.000%	4/4/18	1,000	980
[10] Landwirtschaftliche Rentenbank	1.875%	9/17/18	600	604
[10] Landwirtschaftliche Rentenbank	1.375%	10/23/19	425	411
Nexen Energy ULC	7.875%	3/15/32	100	124
Nexen Energy ULC	5.875%	3/10/35	410	426
Nexen Energy ULC	6.400%	5/15/37	800	881
Nexen Energy ULC	7.500%	7/30/39	625	769
Nordic Investment Bank	2.625%	10/6/14	475	487
Nordic Investment Bank	2.500%	7/15/15	810	840
Nordic Investment Bank	2.250%	3/15/16	450	469
Nordic Investment Bank	0.750%	1/17/18	2,700	2,642
North American Development Bank	4.375%	2/11/20	125	133
North American Development Bank	2.400%	10/26/22	350	321
[11] Oesterreichische Kontrollbank AG	1.125%	7/6/15	1,500	1,517
[11] Oesterreichische Kontrollbank AG	1.750%	10/5/15	1,000	1,025
[11] Oesterreichische Kontrollbank AG	2.000%	6/3/16	625	646
[11] Oesterreichische Kontrollbank AG	5.000%	4/25/17	300	341
[11] Oesterreichische Kontrollbank AG	1.125%	5/29/18	1,275	1,250
4	Oriental Republic of Uruguay	4.500%	8/14/24	1,650	1,682
4	Oriental Republic of Uruguay	4.125%	11/20/45	2,029	1,599
Pemex Project Funding Master Trust	5.750%	3/1/18	1,275	1,418
Pemex Project Funding Master Trust	6.625%	6/15/35	1,000	1,061
Pemex Project Funding Master Trust	6.625%	6/15/38	375	395
People's Republic of China	4.750%	10/29/13	200	200
Petrobras Global Finance BV	3.000%	1/15/19	2,000	1,884
Petrobras Global Finance BV	4.375%	5/20/23	2,000	1,823
Petrobras International Finance Co.	7.750%	9/15/14	300	318
Petrobras International Finance Co.	2.875%	2/6/15	425	430
Petrobras International Finance Co.	3.875%	1/27/16	2,175	2,242
Petrobras International Finance Co.	6.125%	10/6/16	1,225	1,340
Petrobras International Finance Co.	3.500%	2/6/17	100	101
Petrobras International Finance Co.	5.875%	3/1/18	600	645
Petrobras International Finance Co.	7.875%	3/15/19	850	979
Petrobras International Finance Co.	5.750%	1/20/20	1,865	1,939
Petrobras International Finance Co.	5.375%	1/27/21	1,600	1,605
Petrobras International Finance Co.	6.875%	1/20/40	1,525	1,497
Petrobras International Finance Co.	6.750%	1/27/41	1,750	1,689
Petroleos Mexicanos	4.875%	3/15/15	1,025	1,076
Petroleos Mexicanos	8.000%	5/3/19	700	849
Petroleos Mexicanos	6.000%	3/5/20	425	472
Petroleos Mexicanos	5.500%	1/21/21	2,730	2,938
Petroleos Mexicanos	4.875%	1/24/22	1,950	1,994
Petroleos Mexicanos	3.500%	1/30/23	1,500	1,389
Petroleos Mexicanos	6.500%	6/2/41	300	311

Petroleos Mexicanos	5.500%	6/27/44	2,575	2,329
Republic of Poland	3.000%	3/17/23	1,000	916
Province of British Columbia	2.850%	6/15/15	750	781
Province of British Columbia	2.100%	5/18/16	2,820	2,926
Province of British Columbia	2.000%	10/23/22	300	276
Province of Manitoba	4.900%	12/6/16	1,235	1,394
Province of Manitoba	1.125%	6/1/18	850	834
Province of Manitoba	2.100%	9/6/22	300	278
Province of New Brunswick	2.750%	6/15/18	725	763
Province of Nova Scotia	2.375%	7/21/15	560	578
Province of Nova Scotia	5.125%	1/26/17	500	567
Province of Ontario	2.950%	2/5/15	250	258
Province of Ontario	0.950%	5/26/15	1,050	1,058
Province of Ontario	2.700%	6/16/15	875	908
Province of Ontario	4.750%	1/19/16	75	82
Province of Ontario	2.300%	5/10/16	1,460	1,516
Province of Ontario	1.000%	7/22/16	2,425	2,429
Province of Ontario	1.600%	9/21/16	5,850	5,956
Province of Ontario	1.100%	10/25/17	1,050	1,037
Province of Ontario	3.150%	12/15/17	100	107
Province of Ontario	1.200%	2/14/18	1,200	1,182
Province of Ontario	3.000%	7/16/18	400	423
Province of Ontario	2.000%	9/27/18	1,650	1,655
Province of Ontario	1.650%	9/27/19	925	891
Province of Ontario	4.000%	10/7/19	850	928
Province of Ontario	4.400%	4/14/20	475	527
Province of Ontario	2.450%	6/29/22	100	94
Quebec	4.600%	5/26/15	350	374
Quebec	5.125%	11/14/16	525	592
Quebec	4.625%	5/14/18	2,100	2,383
Quebec	3.500%	7/29/20	1,530	1,605
Quebec	2.750%	8/25/21	875	856
Quebec	2.625%	2/13/23	1,550	1,446
Quebec	7.125%	2/9/24	400	512
Quebec	7.500%	9/15/29	475	644
Region of Lombardy Italy	5.804%	10/25/32	500	464
Republic of Chile	3.875%	8/5/20	300	312
Republic of Chile	3.250%	9/14/21	800	791
Republic of Chile	2.250%	10/30/22	150	134
Republic of Chile	3.625%	10/30/42	800	653
Republic of Colombia	8.250%	12/22/14	200	218
Republic of Colombia	7.375%	1/27/17	700	814
Republic of Colombia	7.375%	3/18/19	825	997
Republic of Colombia	4.375%	7/12/21	2,130	2,194
Republic of Colombia	4.000%	2/26/24	1,800	1,753
Republic of Colombia	8.125%	5/21/24	400	516
Republic of Colombia	7.375%	9/18/37	200	249
Republic of Colombia	6.125%	1/18/41	1,775	1,933
Republic of Italy	4.500%	1/21/15	800	834
Republic of Italy	3.125%	1/26/15	1,160	1,189
Republic of Italy	4.750%	1/25/16	1,225	1,307
Republic of Italy	5.250%	9/20/16	3,445	3,732
Republic of Italy	5.375%	6/12/17	950	1,036
Republic of Italy	6.875%	9/27/23	125	150
Republic of Italy	5.375%	6/15/33	1,400	1,417
Republic of Korea	7.125%	4/16/19	425	525
Republic of Korea	3.875%	9/11/23	1,800	1,827

Republic of Panama	5.200%	1/30/20	2,045	2,232
Republic of Panama	7.125%	1/29/26	900	1,091
4 Republic of Panama	6.700%	1/26/36	584	665
4 Republic of Panama	4.300%	4/29/53	250	196
Republic of Peru	7.125%	3/30/19	500	600
Republic of Peru	7.350%	7/21/25	900	1,136
Republic of Peru	8.750%	11/21/33	1,225	1,746
Republic of Peru	5.625%	11/18/50	1,475	1,504
Republic of Philippines	6.500%	1/20/20	875	1,028
Republic of Philippines	4.000%	1/15/21	3,475	3,597
4 Republic of Philippines	7.500%	9/25/24	875	1,081
Republic of Philippines	9.500%	10/21/24	200	281
Republic of Philippines	10.625%	3/16/25	425	647
Republic of Philippines	5.500%	3/30/26	1,400	1,559
Republic of Philippines	9.500%	2/2/30	1,025	1,520
Republic of Philippines	7.750%	1/14/31	775	1,007
Republic of Philippines	6.375%	1/15/32	200	234
Republic of Philippines	6.375%	10/23/34	1,675	1,974
Republic of Philippines	5.000%	1/13/37	400	434
Republic of Poland	3.875%	7/16/15	775	813
Republic of Poland	5.000%	10/19/15	375	404
Republic of Poland	6.375%	7/15/19	3,040	3,548
Republic of Poland	5.125%	4/21/21	900	979
Republic of Poland	5.000%	3/23/22	415	446
Republic of South Africa	6.875%	5/27/19	875	1,002
Republic of South Africa	5.500%	3/9/20	1,985	2,124
Republic of South Africa	4.665%	1/17/24	100	97
Republic of South Africa	5.875%	9/16/25	300	316
Republic of South Africa	6.250%	3/8/41	700	735
Republic of Turkey	7.000%	9/26/16	2,125	2,351
Republic of Turkey	7.500%	7/14/17	1,600	1,814
Republic of Turkey	6.750%	4/3/18	950	1,053
Republic of Turkey	7.000%	3/11/19	1,325	1,487
Republic of Turkey	7.000%	6/5/20	1,625	1,832
Republic of Turkey	5.625%	3/30/21	175	182
Republic of Turkey	5.125%	3/25/22	1,125	1,122
Republic of Turkey	3.250%	3/23/23	1,000	860
Republic of Turkey	7.375%	2/5/25	2,075	2,345
Republic of Turkey	11.875%	1/15/30	1,600	2,536
Republic of Turkey	8.000%	2/14/34	175	208
Republic of Turkey	6.875%	3/17/36	3,000	3,188
Republic of Turkey	6.750%	5/30/40	2,000	2,095
Republic of Turkey	6.000%	1/14/41	200	193
State of Israel	5.500%	11/9/16	1,320	1,490
State of Israel	5.125%	3/26/19	300	344
State of Israel	4.000%	6/30/22	300	314
State of Israel	3.150%	6/30/23	1,100	1,050
State of Israel	4.500%	1/30/43	550	492
Statoil ASA	2.900%	10/15/14	75	77
Statoil ASA	3.125%	8/17/17	1,085	1,154
Statoil ASA	1.200%	1/17/18	2,000	1,963
Statoil ASA	5.250%	4/15/19	1,060	1,216
Statoil ASA	3.150%	1/23/22	125	123
Statoil ASA	2.450%	1/17/23	400	368
Statoil ASA	2.650%	1/15/24	275	254
Statoil ASA	7.150%	1/15/29	250	327
Statoil ASA	5.100%	8/17/40	300	316

Statoil ASA	4.250%	11/23/41	325	302
Statoil ASA	3.950%	5/15/43	175	155
Svensk Exportkredit AB	1.750%	10/20/15	1,500	1,536
Svensk Exportkredit AB	0.625%	5/31/16	750	746
Svensk Exportkredit AB	2.125%	7/13/16	1,065	1,102
Svensk Exportkredit AB	1.750%	5/30/17	125	127
United Mexican States	11.375%	9/15/16	100	129
United Mexican States	5.625%	1/15/17	4,129	4,603
United Mexican States	5.950%	3/19/19	863	996
United Mexican States	3.625%	3/15/22	1,350	1,341
United Mexican States	4.000%	10/2/23	2,732	2,741
United Mexican States	6.750%	9/27/34	932	1,104
United Mexican States	6.050%	1/11/40	1,715	1,874
United Mexican States	4.750%	3/8/44	3,842	3,477
United Mexican States	5.750%	10/12/10	3,692	3,458
Total Sovereign Bonds (Cost $419,039)				420,069
Taxable Municipal Bonds (0.3%)
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	6.449%	2/15/44	200	214
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	100	125
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	50	52
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	175	177
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	560	580
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	75	90
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	175	227
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	100	118
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	175	215
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	325	392
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	125	153
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	1,210	1,485
California Educational Facilities Authority
Revenue (Stanford University)	4.250%	5/1/16	100	109
California GO	5.750%	3/1/17	150	169
California GO	6.200%	10/1/19	1,600	1,869
California GO	5.700%	11/1/21	250	290
California GO	7.500%	4/1/34	2,270	2,880
California GO	7.550%	4/1/39	2,005	2,602
California GO	7.300%	10/1/39	150	189
California GO	7.350%	11/1/39	1,025	1,296
California GO	7.625%	3/1/40	450	588
California GO	7.600%	11/1/40	350	458
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	108
Chicago IL Board of Education GO	6.319%	11/1/29	50	51
Chicago IL Board of Education GO	6.138%	12/1/39	100	86
Chicago IL GO	7.781%	1/1/35	100	109

Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	350	381
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	50	53
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	75	85
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	200	210
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	735	825
Chicago IL Wastewater Transmission
Revenue	6.900%	1/1/40	75	88
Chicago IL Water Revenue	6.742%	11/1/40	75	84
Clark County NV Airport Revenue	6.881%	7/1/42	75	81
Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	325	354
Connecticut GO	5.090%	10/1/30	75	76
Connecticut GO	5.850%	3/15/32	610	679
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	150	161
Cook County IL GO	6.229%	11/15/34	100	98
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	50	56
Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	111
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	1,050	1,078
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	232
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	77
Dallas TX Independent School District GO	6.450%	2/15/35	150	169
Dartmouth College New Hampshire GO	4.750%	6/1/19	25	28
Denver CO City & County School District No.
1 COP	7.017%	12/15/37	100	119
Denver CO City & County School District No.
1 GO	5.664%	12/1/33	75	80
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	56
District of Columbia Income Tax Revenue	5.582%	12/1/35	75	84
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	2.197%	7/1/19	250	245
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.107%	7/1/18	375	366
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.995%	7/1/20	700	655
George Washington University District of
Columbia GO	3.485%	9/15/22	500	493
Georgia GO	4.503%	11/1/25	325	352
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	810	839
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	300	306
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	150	150
Harvard University Massachusetts GO	4.875%	10/15/40	275	290
Illinois GO	4.511%	3/1/15	375	390
Illinois GO	5.365%	3/1/17	375	399
Illinois GO	5.877%	3/1/19	600	646
Illinois GO	4.950%	6/1/23	1,450	1,427
Illinois GO	5.100%	6/1/33	2,520	2,227
Illinois GO	6.630%	2/1/35	100	99

Illinois GO	6.725%	4/1/35	275	276
Illinois GO	7.350%	7/1/35	1,500	1,592
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	75	83
Indianapolis IN Local Public Improvement
Revenue	6.116%	1/15/40	475	551
JobsOhio Beverage System Statewide Liquor
Profits Revenue	3.985%	1/1/29	400	373
JobsOhio Beverage System Statewide Liquor
Profits Revenue	4.532%	1/1/35	225	212
Kentucky Asset/Liability Commission General
Fund Revenue	3.165%	4/1/18	41	43
Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	75	82
Los Angeles CA Community College District
GO	6.600%	8/1/42	250	300
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	100	109
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	325	372
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	100	105
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	410	504
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	500	629
Los Angeles CA Unified School District GO	5.750%	7/1/34	1,060	1,171
Los Angeles CA Unified School District GO	6.758%	7/1/34	100	122
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	125	138
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.488%	8/1/33	200	236
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	50	60
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	100	111
Massachusetts GO	4.200%	12/1/21	225	243
Massachusetts GO	5.456%	12/1/39	535	580
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	125	142
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	57
Massachusetts Water Pollution Abatement
Trust	5.192%	8/1/40	435	458
Metropolitan Government of Nashville &
Davidson County TN Convention Center
Authority Tourism Tax Revenue	6.731%	7/1/43	100	111
Metropolitan Government of Nashville &
Davidson County TN GO	5.707%	7/1/34	125	137
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	75	87
Metropolitan Water District of Southern
California Revenue	6.947%	7/1/40	75	84
Mississippi GO	5.245%	11/1/34	50	53
Missouri Highways & Transportation
Commission Road Revenue	5.445%	5/1/33	100	109
[12] New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	835	1,025

New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.754%	12/15/28	910	990
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.104%	12/15/28	150	162
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.561%	12/15/40	450	523
[13] New Jersey Turnpike Authority Revenue	4.252%	1/1/16	360	373
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	487
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	300	377
New York City NY GO	6.246%	6/1/35	100	108
New York City NY GO	5.968%	3/1/36	560	626
New York City NY GO	5.985%	12/1/36	75	85
New York City NY GO	5.517%	10/1/37	50	53
New York City NY GO	6.271%	12/1/37	600	699
New York City NY GO	5.846%	6/1/40	100	114
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/41	100	112
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	500	516
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	100	115
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	75	87
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	100	107
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	710	806
New York City NY Transitional Finance
Authority Building Aid Revenue	6.828%	7/15/40	250	307
New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	100	113
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	150	165
New York City NY Transitional Finance
Authority Future Tax Revenue	5.572%	11/1/38	625	686
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	525	690
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	50	57
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.871%	11/15/39	100	106
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.648%	11/15/39	585	686
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/30	530	592
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	95	103
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.389%	3/15/40	100	108
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.770%	3/15/39	300	327
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.838%	3/15/40	75	80
New York University Hospitals Center
Revenue	4.428%	7/1/42	200	166
New York University Hospitals Center
Revenue	5.750%	7/1/43	375	387

North Texas Tollway Authority System
Revenue	6.718%	1/1/49	200	242
Ohio State University General Receipts
Revenue	4.910%	6/1/40	175	178
Ohio State University General Receipts
Revenue	4.800%	6/1/11	1,765	1,530
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	4.879%	12/1/34	100	101
Orange County CA Local Transportation
Authority Sales Tax Revenue	6.908%	2/15/41	75	94
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	75	87
Oregon GO	5.762%	6/1/23	500	586
Oregon GO	5.892%	6/1/27	375	449
[13] Oregon School Boards Association GO	4.759%	6/30/28	300	313
[14] Oregon School Boards Association GO	5.528%	6/30/28	125	138
Pennsylvania GO	4.650%	2/15/26	125	132
Pennsylvania GO	5.350%	5/1/30	400	427
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	9/15/27	100	103
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	75	79
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	75	79
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	125	145
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	450	489
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	535	511
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	1,075	906
Princeton University New Jersey GO	5.700%	3/1/39	300	350
Puerto Rico Government Development Bank
Revenue	3.670%	5/1/14	200	197
Puerto Rico Government Development Bank
Revenue	4.704%	5/1/16	200	166
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	150	173
Rutgers State University NJ Revenue	5.665%	5/1/40	75	81
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	75	79
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	225	264
San Antonio TX Electric & Gas Systems
Revenue	5.718%	2/1/41	100	114
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	450	428
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	100	115
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.000%	11/1/40	75	84
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	500	616
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	645	704
Sonoma County CA Pension Obligation
Revenue	6.000%	12/1/29	500	508

South Carolina Public Service Authority
Revenue	6.454%	1/1/50	575	627
Texas GO	5.517%	4/1/39	410	464
Texas Transportation Commission Revenue	5.028%	4/1/26	100	111
Texas Transportation Commission Revenue	5.178%	4/1/30	275	302
Texas Transportation Commission Revenue	4.631%	4/1/33	300	310
Texas Transportation Commission Revenue	4.681%	4/1/40	100	101
Tufts University Massachusetts GO	5.017%	4/15/12	550	521
University of California Regents Medical
Center Revenue	6.548%	5/15/48	150	177
University of California Regents Medical
Center Revenue	6.583%	5/15/49	125	146
University of California Revenue	1.796%	7/1/19	175	171
University of California Revenue	6.270%	5/15/31	1,000	1,090
University of California Revenue	5.770%	5/15/43	410	450
University of California Revenue	5.946%	5/15/45	275	304
University of California Revenue	4.858%	5/15/12	330	282
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	75	79
University of Southern California Revenue	5.250%	10/1/11	200	223
University of Texas System Revenue
Financing System Revenue	5.262%	7/1/39	100	109
University of Texas System Revenue
Financing System Revenue	6.276%	8/15/41	75	82
University of Texas System Revenue
Financing System Revenue	5.134%	8/15/42	150	158
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	385	390
University of Virginia Revenue	6.200%	9/1/39	800	1,000
Utah GO	4.554%	7/1/24	125	136
Utah GO	3.539%	7/1/25	50	50
Virginia Commonwealth Transportation Board
Revenue	5.350%	5/15/35	500	537
Washington GO	5.481%	8/1/39	50	55
Washington GO	5.140%	8/1/40	480	503
[14] Wisconsin GO	5.700%	5/1/26	325	377
Total Taxable Municipal Bonds (Cost $66,600)				69,072
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (2.3%)[1]
Money Market Fund (2.3%)
[15] Vanguard Market Liquidity Fund	0.112%		473,052,982	473,053

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[3,16]Fannie Mae Discount Notes	0.095%	1/15/14	3,000	2,998
[3,16]Freddie Mac Discount Notes	0.075%	11/18/13	600	600
				3,598
Total Temporary Cash Investments (Cost $476,652)				476,651
Total Investments (101.8%) (Cost $15,264,501)				20,486,865
Other Assets and Liabilities-Net (-1.8%)[17]				(365,168)
Net Assets (100%)				20,121,697

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $5,767,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 60.0% and 2.0%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2013.
6 Adjustable-rate security.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the aggregate value of these securities was $22,780,000, representing 0.1% of net assets.
8 Non-income-producing security--security in default.
9 Guaranteed by the Government of Japan.
10Guaranteed by the Federal Republic of Germany.
11Guaranteed by the Republic of Austria.
12Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
14Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
15Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
16Securities with a value of $2,899,000 have been segregated as initial margin for open futures contracts.
17Includes $6,183,000 of collateral received for securities on loan.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

Balanced Index Fund

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	12,007,742	—	35
U.S. Government and Agency Obligations	—	5,452,366	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	180,361	—
Corporate Bonds	—	1,880,569	—
Sovereign Bonds	—	420,069	—
Taxable Municipal Bonds	—	69,072	—
Temporary Cash Investments	473,053	3,598	—
Futures Contracts—Liabilities[1]	(424)	—	—
Total	12,480,371	8,006,035	35

1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing

Balanced Index Fund

brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)

		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value Long	Appreciation
Futures Contracts	Expiration		(Short)	(Depreciation)
S&P 500 Index	December 2013	138	57,763	(239)
E-mini Russell 2000 Index	December 2013	52	5,571	67
E-mini S&P MidCap Index	December 2013	30	3,722	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At September 30, 2013, the cost of investment securities for tax purposes was $15,264,572,000. Net unrealized appreciation of investment securities for tax purposes was $5,222,293,000, consisting of unrealized gains of $5,639,776,000 on securities that had risen in value since their purchase and $417,483,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Managed Payout Distribution Focus Fund

Consolidated Schedule of Investments
As of September 30, 2013

			Market
			Value
		Shares	($000)
Investment Companies (92.4%)
U.S. Stock Funds (37.9%)
	Vanguard Total Stock Market Index Fund Investor Shares	6,182,835	263,512
	Vanguard REIT Index Fund Investor Shares	1,854,592	40,727
			304,239
International Stock Fund (19.1%)
	Vanguard Total International Stock Index Fund Investor Shares	9,511,666	153,328

U.S. Bond Funds (14.4%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	6,847,634	72,516
	Vanguard Intermediate-Term Investment Grade Fund Investor Shares	4,380,913	42,977
			115,493
Market Neutral Fund (15.2%)
	Vanguard Market Neutral Fund Investor Shares	11,499,756	121,783

International Bond Fund (5.8%)
	Vanguard Total International Bond Index Fund Investor Shares	4,673,249	46,265

Total Investment Companies (Cost $654,056)			741,108
Temporary Cash Investments (7.6%)[2]
Money Market Fund (0.1%)
1	Vanguard Market Liquidity Fund, 0.112%	597,715	598

U.S. Government and Agency Obligations (7.5%)
[3,4] Federal Home Loan Bank Discount Notes, 0.041%, 12/4/13		3,300	3,300
[3,4] Federal Home Loan Bank Discount Notes, 0.041%, 12/11/13		4,400	4,400
3	United States Treasury Note/Bond, 4.250%, 11/15/13	11,372	11,430
3	United States Treasury Note/Bond, 2.750%, 10/31/13	12,144	12,170
3	United States Treasury Note/Bond, 2.000%, 11/30/13	11,540	11,577
3	United States Treasury Note/Bond, 0.500%, 10/15/13	12,933	12,935
3	United States Treasury Note/Bond, 0.750%, 12/15/13	2,097	2,100
3	United States Treasury Note/Bond, 0.250%, 11/30/13	2,171	2,172
			60,084
Total Temporary Cash Investments (Cost $60,682)			60,682
Total Investments (100.0%) (Cost $714,738)			801,790
Other Assets and Liabilities-Net (0.0%)			2,235
Net Assets (100%)			804,025

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2 The fund invests a portion of its assets in commodities through its investment in Vanguard MPF Portfolio III, a wholly owned subsidiary of the fund. After giving effect to swap investments, the fund's effective commodity and temporary cash investment positions represent 7.9% and -0.3%, respectively, of net assets.
3 Security is owned by the Vanguard MPF Portfolio III, which is a wholly owned subsidiary of the Managed Payout Distribution Focus Fund.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

A. Basis for Consolidation: Vanguard MPF Portfolio III ("the subsidiary"), a sub-fund of Vanguard Investments Select Series I PLC. The subsidiary is an Irish-domiciled wholly owned subsidiary that is

Managed Payout Distribution Focus Fund

organized to effect certain commodity-linked investments on behalf of the fund, consistent with the fund's investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of September 30, 2013, the fund held $62,717,000 in the subsidiary, representing 7.8% of the fund's net assets. All inter-fund transactions and balances (including the fund's investment in the subsidiary) have been eliminated, and the Consolidated Schedule of Investments includes all investments and other accounts of the subsidiary as if held directly by the fund.

B. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

C. Swap Contracts: The fund gains exposure to commodities through the subsidiary's investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the subsidiary agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the subsidiary. The subsidiary's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. The subsidiary attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and requiring counterparties to pledge collateral to secure such exposure. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary's net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

At September 30, 2013, the subsidiary had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date Counterparty[1]		($000)	(Paid)	($000)
Credit Suisse Custom 34 Total Return
Index	10/31/13	CS	63,559	(0.34%)	—

1  CS—Credit Suisse International.

D.	Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Managed Payout Distribution Focus Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	741,108	—	—
Temporary Cash Investments	598	60,084	—
Total	741,706	60,084	—

E. At September 30, 2013, the cost of investment securities for tax purposes was $714,738,000. Net unrealized appreciation of investment securities for tax purposes was $87,052,000, consisting of unrealized gains of $94,942,000 on securities that had risen in value since their purchase and $7,890,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Managed Payout Growth Focus Fund

Consolidated Schedule of Investments
As of September 30, 2013

			Market
			Value
		Shares	($000)
Investment Companies (92.7%)
U.S. Stock Funds (55.4%)
	Vanguard Total Stock Market Index Fund Investor Shares	1,302,391	55,508
	Vanguard REIT Index Fund Investor Shares	251,797	5,529
			61,037
International Stock Fund (26.6%)
	Vanguard Total International Stock Index Fund Investor Shares	1,816,149	29,276

U.S. Bond Fund (4.4%)
	Vanguard Intermediate-Term Investment Grade Fund Investor Shares	490,597	4,813

Market Neutral Fund (5.3%)
	Vanguard Market Neutral Fund Investor Shares	551,248	5,838

International Bond Fund (1.0%)
	Vanguard Total International Bond Index Fund Investor Shares	108,101	1,070

Total Investment Companies (Cost $88,848)			102,034
Temporary Cash Investments (7.4%)[1]
Money Market Fund (0.1%)
2	Vanguard Market Liquidity Fund, 0.112%	74,968	75

U.S. Government and Agency Obligations (7.3%)
3	United States Treasury Note/Bond, 0.250%, 11/30/13	328	328
3	United States Treasury Note/Bond, 0.750%, 12/15/13	279	279
3	United States Treasury Note/Bond, 0.500%, 10/15/13	1,673	1,673
3	United States Treasury Note/Bond, 2.000%, 11/30/13	1,421	1,426
3	United States Treasury Note/Bond, 2.750%, 10/31/13	1,681	1,685
[3,4] Federal Home Loan Bank Discount Notes, 0.041%, 12/11/13		500	500
[3,4] Federal Home Loan Bank Discount Notes, 0.041%, 12/4/13		500	500
3	United States Treasury Note/Bond, 4.250%, 11/15/13	1,719	1,728
			8,119
Total Temporary Cash Investments (Cost $8,194)			8,194
Total Investments (100.1%) (Cost $97,042)			110,228
Other Assets and Liabilities-Net (-0.1%)			463
Net Assets (100%)			110,691

1 The fund invests a portion of its assets in commodities through its investment in Vanguard MPF Portfolio I, a wholly owned subsidiary of the fund. After giving effect to swap investments, the fund's effective commodity and temporary cash investment positions represent 8.0% and -0.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Security is owned by the Vanguard MPF Portfolio I, which is a wholly owned subsidiary of the Managed Payout
Growth Focus Fund.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.

A. Basis for Consolidation: Vanguard MPF Portfolio I ("the subsidiary"), a sub-fund of Vanguard Investments Select Series I PLC. The subsidiary is an Irish-domiciled wholly owned subsidiary that is organized to effect certain commodity-linked investments on behalf of the fund, consistent with the

Managed Payout Growth Focus Fund

fund's investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of September 30, 2013, the fund held $8,705,000 in the subsidiary, representing 7.9% of the fund's net assets. All inter-fund transactions and balances (including the fund's investment in the subsidiary) have been eliminated, and the Consolidated Schedule of Investments includes all investments and other accounts of the subsidiary as if held directly by the fund.

B. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

C. Swap Contracts: The fund gains exposure to commodities through the subsidiary's investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the subsidiary agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the subsidiary. The subsidiary's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. The subsidiary attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and requiring counterparties to pledge collateral to secure such exposure. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary's net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

At September 30, 2013, the subsidiary had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date Counterparty[1]		($000)	(Paid)	($000)
Credit Suisse Custom 34 Total Return
Index	10/31/13	CS	8,805	(0.34%)	—

1 CS—Credit Suisse International.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Managed Payout Growth Focus Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	102,034	—	—
Temporary Cash Investments	75	8,119	—
Total	102,109	8,119	—

E. At September 30, 2013, the cost of investment securities for tax purposes was $97,042,000. Net unrealized appreciation of investment securities for tax purposes was $13,186,000, consisting of unrealized gains of $14,446,000 on securities that had risen in value since their purchase and $1,260,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Managed Payout Growth and Distribution Fund

Consolidated Schedule of Investments
As of September 30, 2013

			Market
			Value
		Shares	($000)
Investment Companies (92.5%)
U.S. Stock Funds (44.9%)
	Vanguard Total Stock Market Index Fund Investor Shares	4,953,907	211,136
	Vanguard REIT Index Fund Investor Shares	1,225,234	26,906
			238,042
International Stock Fund (22.2%)
	Vanguard Total International Stock Index Fund Investor Shares	7,287,532	117,475

U.S. Bond Funds (12.3%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	3,526,168	37,342
	Vanguard Intermediate-Term Investment Grade Fund Investor Shares	2,820,700	27,671
			65,013
Market Neutral Fund (10.2%)
	Vanguard Market Neutral Fund Investor Shares	5,097,863	53,986

International Bond Fund (2.9%)
	Vanguard Total International Bond Index Fund Investor Shares	1,549,318	15,338

Total Investment Companies (Cost $426,799)			489,854
Temporary Cash Investments (7.5%)[2]
U.S. Government and Agency Obligations (7.5%)
3	United States Treasury Note/Bond, 0.750%, 12/15/13	1,393	1,395
3	United States Treasury Note/Bond, 0.250%, 11/30/13	2,111	2,112
[3,4] Federal Home Loan Bank Discount Notes, 0.041%, 12/4/13		2,300	2,300
[3,4] Federal Home Loan Bank Discount Notes, 0.041%, 12/11/13		2,900	2,900
3	United States Treasury Note/Bond, 4.250%, 11/15/13	6,907	6,942
3	United States Treasury Note/Bond, 2.750%, 10/31/13	8,635	8,654
3	United States Treasury Note/Bond, 2.000%, 11/30/13	7,021	7,044
3	United States Treasury Note/Bond, 0.500%, 10/15/13	8,298	8,299
Total Temporary Cash Investments (Cost $39,646)			39,646
Total Investments (100.0%) (Cost $466,445)			529,500
Other Assets and Liabilities-Net (0.0%)			1,895
Net Assets (100%)			531,395

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
2 The fund invests a portion of its assets in commodities through its investment in Vanguard MPF Portfolio II, a wholly owned subsidiary of the fund. After giving effect to swap investments, the fund's effective commodity and temporary cash investment positions represent 8.0% and -.05%, respectively, of net assets.
3 Security is owned by the Vanguard MPF Portfolio II, which is a wholly owned subsidiary of the Managed Payout
Growth & Distribution Fund.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.

A. Basis for Consolidation: Vanguard MPF Portfolio II ("the subsidiary"), a sub-fund of Vanguard Investments Select Series I PLC. The subsidiary is an Irish-domiciled wholly owned subsidiary that is organized to effect certain commodity-linked investments on behalf of the fund, consistent with the fund's investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of September 30, 2013, the fund held $41,768,000 in the subsidiary, representing 7.9% of the fund's net assets. All inter-fund transactions and balances (including the fund's investment in

Managed Payout Growth and Distribution Fund

the subsidiary) have been eliminated, and the Consolidated Schedule of Investments includes all investments and other accounts of the subsidiary as if held directly by the fund.

B. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

C. Swap Contracts: The fund gains exposure to commodities through the subsidiary's investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the subsidiary agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the subsidiary. The subsidiary's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. The subsidiary attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and requiring counterparties to pledge collateral to secure such exposure. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary's net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

At September 30, 2013, the subsidiary had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date Counterparty[1]		($000)	(Paid)	($000)
Credit Suisse Custom 34 Total Return
Index	10/31/13	CS	42,286	(0.34%)	—

1 CS—Credit Suisse International.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Managed Payout Growth and Distribution Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	489,854	—	—
Temporary Cash Investments	—	39,646	—
Total	489,854	39,646	—

E. At September 30, 2013, the cost of investment securities for tax purposes was $466,445,000. Net unrealized appreciation of investment securities for tax purposes was $63,055,000, consisting of unrealized gains of $68,104,000 on securities that had risen in value since their purchase and $5,049,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.
(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a)	Certifications

VANGUARD VALLEY FORGE FUNDS

By:

/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

By:

/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 15, 2013

VANGUARD VALLEY FORGE FUNDS

By:

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: November 15, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.